As filed with the Securities and Exchange Commission on September 29, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Core Bond Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 27.0%
	$1,500	U.S. Treasury Bill, 1.15%, due 5/24/18	$1,486	(b)(c)
		U.S. Treasury Bonds
	7,780	5.50%, due 8/15/28	10,167
	395	4.50%, due 2/15/36	507
	7,230	3.88%, due 8/15/40	8,552
		U.S. Treasury Inflation-Indexed Bonds
	10,586	0.25%, due 1/15/25	10,461	(d)
	8,292	2.00%, due 1/15/26	9,337	(d)
	9,058	3.88%, due 4/15/29	12,346	(d)
		U.S. Treasury Notes
	4,335	0.75%, due 4/30/18	4,320
	4,000	1.50%, due 8/31/18	4,009
	27,580	1.38%, due 4/30/20	27,510
	2,360	2.13%, due 12/31/21	2,396
	5,010	2.75%, due 2/15/24	5,223
	1,625	1.63%, due 2/15/26	1,548

		Total U.S. Treasury Obligations (Cost $97,041)	97,862

U.S. Government Agency Securities 1.9%
	1,745	Federal Home Loan Bank, 5.50%, due 7/15/36	2,360
	1,200	Federal National Mortgage Association, 1.60%, due 12/24/20	1,193
	2,455	Residual Funding Corp., 0.00%, due 4/15/30	1,682	(e)
		Tennessee Valley Authority
	840	7.13%, due 5/1/30	1,223
	250	5.25%, due 9/15/39	326

		Total U.S. Government Agency Securities (Cost $6,637)	6,784

Mortgage-Backed Securities 32.4%

Collateralized Mortgage Obligations 0.0%(f)
	10	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 1.47%, due 5/25/32	10	(g)

Commercial Mortgage-Backed 3.3%
		Citigroup Commercial Mortgage Trust
	4,863	Ser. 2014-GC25, Class XA, 1.05%, due 10/10/47	291	(g)(h)
	2,598	Ser. 2015-GC27, Class XA, 1.42%, due 2/10/48	209	(g)(h)
	550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	581
		Commercial Mortgage Loan Trust
	6,802	Ser. 2014-CR17, Class XA, 1.14%, due 5/10/47	343	(g)(h)
	268	Ser. 2008-LS1, Class A4B, 6.16%, due 12/10/49	268	(g)
		Commercial Mortgage Trust
	6,943	Ser. 2014-CR16, Class XA, 1.19%, due 4/10/47	345	(g)(h)
	4,414	Ser. 2014-LC15, Class XA, 1.34%, due 4/10/47	240	(g)(h)
	3,923	Ser. 2014-UBS3, Class XA, 1.31%, due 6/10/47	226	(g)(h)
	4,869	Ser. 2014-UBS6, Class XA, 1.03%, due 12/10/47	244	(g)(h)
	335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	351
		Credit Suisse Mortgage Capital Certificates
	53	Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	53	(n)
	123	Ser. 2008-C1, Class A3, 6.31%, due 2/15/41	123	(g)
	353	CSAIL Commercial Mortgage Trust, Ser. 2016-C7, Class A5, 3.50%, due 11/15/49	362
		GS Mortgage Securities Trust
	11,799	Ser. 2014-GC18, Class XA, 1.13%, due 1/10/47	595	(g)(h)
	335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	354
	442	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/48	456
	355	JPMBB Commercial Mortgage Securities Trust, Ser. 2016-C1, Class A5, 3.58%, due 3/15/49	369
		Morgan Stanley Bank of America Merrill Lynch Trust
	4,625	Ser. 2014-C16, Class XA, 1.18%, due 6/15/47	239	(g)(h)
	710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	746
		UBS Commercial Mortgage Trust
	1,270	Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	1,270
	500	Ser. 2017-C2, Class A4, 3.49%, due 8/15/50	515
		Wells Fargo Commercial Mortgage Trust
	500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	522
	225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/49	223
	950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/49	937
	500	Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	523
	445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/59	464
		WF-RBS Commercial Mortgage Trust
	6,397	Ser. 2014-C25, Class XA, 0.93%, due 11/15/47	313	(g)(h)
	15,382	Ser. 2014-C22, Class XA, 0.92%, due 9/15/57	714	(g)(h)
			11,876
Fannie Mae 15.5%
Pass-Through Certificates

	10,430	3.00%, due 9/1/27 – 4/1/47	10,543
	9,291	3.50%, due 3/1/24 – 7/1/47	9,604
	12,046	4.00%, due 1/1/41 – 8/1/47	12,720	(i)
	4,766	4.50%, due 9/1/23 – 1/1/47	5,139
	3,024	5.00%, due 3/1/21 – 4/1/44	3,312
	2,478	5.50%, due 11/1/22 – 3/1/41	2,755
	862	6.00%, due 3/1/33 – 11/1/38	972
	240	3.00%, TBA, 15 Year Maturity	247	(j)
	930	3.00%, TBA, 30 Year Maturity	932	(j)
	3,360	3.50%, TBA, 30 Year Maturity	3,459	(j)
	5,620	4.00%, TBA, 30 Year Maturity	5,917	(j)
	620	4.50%, TBA, 30 Year Maturity	666	(j)
			56,266
Freddie Mac 10.3%
Pass-Through Certificates

	5,128	3.00%, due 2/1/32 – 4/1/47	5,155
	5,938	3.50%, due 7/1/42 – 8/1/47	6,138
	8,817	4.00%, due 11/1/40 – 8/1/47	9,302
	2,024	4.50%, due 6/1/39 – 5/1/47	2,176
	492	5.00%, due 5/1/23 – 5/1/41	536
	844	5.50%, due 12/1/22 – 11/1/38	936
	15	6.00%, due 12/1/37	17
	4	6.50%, due 11/1/25	4
	850	3.00%, TBA, 15 Year Maturity	875	(j)
	960	3.00%, TBA, 30 Year Maturity	962	(j)
	5,025	3.50%, TBA, 30 Year Maturity	5,177	(j)
	4,980	4.00%, TBA, 30 Year Maturity	5,246	(j)
	795	4.50%, TBA, 30 Year Maturity	852	(j)
			37,376
Ginnie Mae 3.3%
		Pass-Through Certificates
	1,458	3.00%, due 3/20/45 – 2/20/47	1,481
	2,606	3.50%, due 1/20/43 – 6/20/47	2,713
	2,279	4.00%, due 11/20/44 – 7/20/47	2,404
	2,900	3.50%, TBA, 30 Year Maturity	3,013	(j)
	2,125	4.00%, TBA, 30 Year Maturity	2,238	(j)
			11,849
		Total Mortgage-Backed Securities (Cost $118,472)	117,377

Corporate Bonds 30.1%

Aerospace & Defense 0.3%
	920	United Technologies Corp., 4.05%, due 5/4/47	948

Agriculture 0.2%
	840	Reynolds American, Inc., 4.45%, due 6/12/25	903	(k)

Airlines 1.0%
		American Airlines, Inc.
	1,617	Ser. 2016-2, Class A, 3.65%, due 6/15/28	1,637	(k)
	380	Ser. 2016-2, Class AA, 3.20%, due 6/15/28	379	(k)
	1,565	Delta Air Lines, Inc., 3.63%, due 3/15/22	1,612
			3,628
Auto Manufacturers 1.2%
	955	Ford Motor Credit Co. LLC, 3.10%, due 5/4/23	947	(k)
	560	General Motors Co., 6.60%, due 4/1/36	661	(k)
		General Motors Financial Co., Inc.
	1,275	3.15%, due 6/30/22	1,279
	840	4.30%, due 7/13/25	863	(k)
	520	4.35%, due 1/17/27	529	(k)
			4,279
Banks 7.8%
		Bank of America Corp.
	1,170	4.45%, due 3/3/26	1,238	(k)
	2,605	3.71%, due 4/24/28	2,637	(g)(k)
		Barclays PLC
	2,445	3.68%, due 1/10/23	2,513	(k)
	1,710	4.84%, due 5/9/28	1,777
		Capital One N.A.
	1,149	2.35%, due 8/17/18	1,156	(k)
	1,865	2.35%, due 1/31/20	1,873	(k)
	1,910	Citibank N.A., 2.00%, due 3/20/19	1,920
	1,280	Citigroup, Inc., 2.70%, due 3/30/21	1,295	(k)

		Goldman Sachs Group, Inc.
	1,805	3.69%, due 6/5/28	1,816	(g)
	1,100	5.15%, due 5/22/45	1,245	(k)
		JPMorgan Chase & Co.
	1,720	3.22%, due 3/1/25	1,739	(g)
	1,680	3.54%, due 5/1/28	1,695	(g)(k)
	685	4.03%, due 7/24/48	689	(g)
		Morgan Stanley
	1,035	2.50%, due 4/21/21	1,039	(k)
	1,095	2.75%, due 5/19/22	1,097
	740	3.88%, due 1/27/26	765	(k)
	1,400	3.63%, due 1/20/27	1,416	(k)
		PNC Bank N.A.
	905	1.70%, due 12/7/18	905	(k)
	1,635	2.00%, due 5/19/20	1,638
			28,453
Beverages 0.1%
	470	Anheuser-Busch InBev Finance, Inc., 4.90%, due 2/1/46	529	(k)

Computers 2.9%
		Apple, Inc.
	2,770	2.30%, due 5/11/22	2,779	(k)
	1,620	3.20%, due 5/11/27	1,644	(k)
	1,315	4.65%, due 2/23/46	1,476	(k)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	2,240	4.42%, due 6/15/21	2,367	(k)(l)
	960	6.02%, due 6/15/26	1,072	(l)
	1,210	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	1,281	(k)
			10,619
Electric 1.1%
	1,405	Duke Energy Corp., 1.80%, due 9/1/21	1,382	(k)
	865	Exelon Corp., 4.45%, due 4/15/46	898	(k)
	840	Georgia Power Co., 3.25%, due 3/30/27	842	(k)
	840	Southern Co., 4.40%, due 7/1/46	877	(k)
			3,999
Healthcare-Products 1.4%
		Abbott Laboratories
	1,410	2.35%, due 11/22/19	1,425	(k)
	1,440	4.90%, due 11/30/46	1,592	(k)
	2,075	Becton Dickinson and Co., 3.36%, due 6/6/24	2,098
			5,115
Iron - Steel 0.4%
	1,270	Vale Overseas Ltd., 6.25%, due 8/10/26	1,412

Media 2.3%
		Charter Communications Operating LLC/Charter Communications Operating Capital
	1,450	3.58%, due 7/23/20	1,496	(k)
	2,215	4.91%, due 7/23/25	2,381	(k)
	865	6.48%, due 10/23/45	1,021	(k)
	1,230	5.38%, due 5/1/47	1,277	(k)(l)
		Viacom, Inc.
	197	2.75%, due 12/15/19	199
	970	3.45%, due 10/4/26	939
	1,145	4.38%, due 3/15/43	1,013	(k)
			8,326
Multi-National 1.4%
	5,000	IFC Discount Notes, 0.97%, due 9/1/17	4,996	(b)

Oil & Gas 0.9%
	635	Apache Corp., 4.75%, due 4/15/43	647	(k)
	1,650	Hess Corp., 4.30%, due 4/1/27	1,639	(k)
	940	Noble Energy, Inc., 5.05%, due 11/15/44	975	(k)
			3,261
Pharmaceuticals 3.1%
	1,215	AbbVie, Inc., 2.50%, due 5/14/20	1,234	(k)
	2,320	AstraZeneca PLC, 2.38%, due 6/12/22	2,316
	1,805	Cardinal Health, Inc., 2.62%, due 6/15/22	1,820
		Eli Lilly & Co.
	925	2.35%, due 5/15/22	933	(k)
	1,240	3.10%, due 5/15/27	1,261	(k)
	1,685	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,683	(k)
	1,900	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	1,890
			11,137
Pipelines 0.8%
	900	Energy Transfer L.P., 6.50%, due 2/1/42	1,013	(k)
	650	Energy Transfer Partners L.P., 4.15%, due 10/1/20	678	(k)
	355	Kinder Morgan, Inc., 5.55%, due 6/1/45	381	(k)
	905	ONEOK, Inc., 4.00%, due 7/13/27	917
			2,989
Real Estate Investment Trusts 0.9%
	1,135	Corporate Office Properties L.P., 3.60%, due 5/15/23	1,136	(k)
	1,195	EPR Properties, 4.50%, due 6/1/27	1,214
	970	Healthcare Trust of America Holdings L.P., 3.75%, due 7/1/27	967
			3,317
Semiconductors 0.8%
	1,425	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, due 1/15/20	1,435	(l)
	1,300	QUALCOMM, Inc., 4.30%, due 5/20/47	1,339
			2,774
Software 0.5%
	865	Microsoft Corp., 3.70%, due 8/8/46	856	(k)
	790	Oracle Corp., 4.00%, due 7/15/46	804	(k)
			1,660
Telecommunications 3.0%
		AT&T, Inc.
	1,185	3.90%, due 8/14/27	1,184	(i)
	1,865	5.25%, due 3/1/37	1,954	(k)
	2,295	4.75%, due 5/15/46	2,207	(k)
	1,260	Deutsche Telekom International Finance BV, 2.23%, due 1/17/20	1,267	(k)(l)
	1,175	Telefonica Emisiones SAU, 5.21%, due 3/8/47	1,300
		Verizon Communications, Inc.
	570	5.05%, due 3/15/34	598
	1,590	4.27%, due 1/15/36	1,520	(k)
	820	4.13%, due 8/15/46	726
			10,756
		Total Corporate Bonds (Cost $106,802)	109,101

Asset-Backed Securities 14.2%
	1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 1.79%, due 4/25/36	1,382	(g)
	1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 1.94%, due 5/25/35	1,290	(g)
	860	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	860
	530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 1.73%, due 9/25/35	527	(g)
		Asset Backed Funding Certificates
	215	Ser. 2003-OPT1, Class A3, 1.91%, due 4/25/33	208	(g)
	1,198	Ser. 2004-OPT3, Class A4, 2.01%, due 11/25/33	1,149	(g)
	960	BA Credit Card Trust, Ser. 2015-A2, Class A, 1.36%, due 9/15/20	959
	6,740	Capital One Multi-Asset Execution Trust, Ser. 2017-A1, Class A1, 2.00%, due 1/17/23	6,775
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 1.71%, due 10/25/35	1,094	(g)
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 1.69%, due 12/25/33	14	(g)
		Chase Issuance Trust
	8,185	Ser. 2016-A7, Class A7, 1.06%, due 9/16/19	8,182	(k)
	440	Ser. 2015-A5, Class A5, 1.36%, due 4/15/20	440
	6,540	Citibank Credit Card Issuance Trust, Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	6,542
	81	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 1.60%, due 1/25/36	81	(g)
		Countrywide Asset-Backed Certificates
	250	Ser. 2004-5, Class 1A, 1.73%, due 10/25/34	246	(g)
	713	Ser. 2005-15, Class 2AV3, 1.60%, due 4/25/36	685	(g)
	17	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 1.34%, due 4/25/33	16	(g)
	775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 2.21%, due 4/25/35	752	(g)
	1,970	Freddie Mac Multifamily, Ser. 2017-KT01, Class A, 1.55%, due 2/25/20	1,974	(g)
	2,022	Home Equity Asset Trust, Ser. 2003-5, Class A1, 1.81%, due 12/25/33	1,932	(g)
	1,410	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 1.58%, due 3/25/36	1,406	(g)
	834	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2004-NC1, Class M1, 2.28%, due 12/27/33	813	(g)
	601	Morgan Stanley ABS Capital I, Inc., Trust, Ser. 2003-HE1, Class M1, 2.43%, due 5/25/33	596	(g)
		Navient Student Loan Trust
	936	Ser. 2016-6A, Class A1, 1.71%, due 3/25/66	937	(g)(l)
	1,138	Ser. 2017-3A, Class A1, 1.53%, due 7/26/66	1,138	(g)(l)
	1,081	Ser. 2017-1A, Class A1, 1.63%, due 7/26/66	1,081	(g)(l)
	1,930	Ser. 2017-4A, Class A1, 1.47%, due 9/27/66	1,930	(g)(l)
	464	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, 1.49%, due 4/25/35	452	(g)
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 1.69%, due 1/25/36	1,299	(g)
		Residential Asset Mortgage Products, Inc.
	5	Ser. 2003-RS2, Class AII, 1.91%, due 3/25/33	5	(g)
	750	Ser. 2005-RS4, Class M3, 1.71%, due 4/25/35	738	(g)
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 1.77%, due 3/25/35	8	(g)
		Soundview Home Equity Loan Trust
	775	Ser. 2005-DO1, Class M5, 2.19%, due 5/25/35	757	(g)
	1,560	Ser. 2005-OPT1, Class M2, 1.91%, due 6/25/35	1,529	(g)
	900	Ser. 2005-OPT3, Class M1, 1.70%, due 11/25/35	847	(g)
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.91%, due 1/25/34	4	(g)
	1,470	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	1,470
	1,350	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	1,347	(l)

		Total Asset-Backed Securities (Cost $50,052)	51,465

Foreign Government Security 0.9%
ZAR	64,945	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41 (Cost $4,159)	3,440	(k)

Municipal Note 0.2%
	$550	California St. Var. Purp. G.O. (Build America Bonds), Ser. 2009, 7.55%, due 4/1/39 (Cost $878)	849

NUMBER OF SHARES

Short-Term Investment 1.0%

Investment Company 1.0%
	3,651,861	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $3,652)	3,652	(k)(m)

		Total Investments 107.7% (Cost $387,693)	390,530	##

		Liabilities Less Other Assets (7.7)%	(27,883)	(o)

		Net Assets 100.0%	$362,647

(a)	Principal amount is stated in the currency in which the security is denominated. ZAR = South African Rand
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(f)	Represents less than 0.05% of net assets.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(h)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $1,408,000, which represents 0.4% of net assets of the Fund.
(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $29,584,000, which represents 8.2% of net assets of the Fund.

(k)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or when-issued securities with a total value of approximately $81,846,000.
(l)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $13,851,000, which represents 3.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(m)	Represents 7-day effective yield as of July 31, 2017.
(n)	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited)(cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/7/2017	78 Euro-BTP	Long	$118,872
9/18/2017	3 Mexican Peso	Long	2,133
9/18/2017	1 New Zealand Dollar	Long	3,086
9/20/2017	47 U.S. Treasury Note, 10 Year	Long	(24,374)
9/20/2017	72 U.S. Treasury Note, 10 Year Ultra	Long	(17,325)
9/20/2017	4 U.S. Treasury Ultra Long Bond	Long	4,297
9/29/2017	86 U.S. Treasury Note, 5 Year	Long	(484)
9/7/2017	25 Euro-Bobl	Short	15,311
9/7/2017	159 Euro-Bund	Short	38,586
9/7/2017	29 Euro-Buxl Bond, 30 Year	Short	98,780
9/18/2017	2 Euro	Short	(14,883)
9/18/2017	91 South African Rand	Short	75,572
9/18/2017	38 U.S. Interest Rate Swap, 10 Year	Short	7,207
9/20/2017	11 U.S. Treasury Long Bond	Short	(4,080)
9/27/2017	25 United Kingdom Long Gilt Bond	Short	45,277
9/29/2017	16 U.S. Treasury Note, 2 Year	Short	1,471
Total			$349,446

At July 31, 2017, the notional value of futures for the Fund was $39,197,510 for long positions and $(56,851,790) for short positions. The Fund had $1,362,031 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $1,485,720 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$97,862	$—	$97,862
U.S. Government Agency Securities	—	6,784	—	6,784
Mortgage-Backed Securities(a)	—	117,377	—	117,377
Corporate Bonds(a)	—	109,101	—	109,101
Asset-Backed Securities	—	51,465	—	51,465
Foreign Government Security	—	3,440	—	3,440
Municipal Note	—	849	—	849
Short-Term Investment	—	3,652	—	3,652
Total Investments	$—	$390,530	$—	$390,530

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

 As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$410	$—	$—	$410
Liabilities	(61)	—	—	(61)
Total	$349	$—	$—	$349

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 49.4%
	$100	U.S. Treasury Bill, 1.15%, due 5/24/18	$99	(b)(c)
		U.S. Treasury Bonds
	340	5.50%, due 8/15/28	444
	205	3.88%, due 8/15/40	243
	442	U.S. Treasury Inflation-Indexed Bond, 2.38%, due 1/15/25	505	(d)
		U.S. Treasury Notes
	1,300	1.50%, due 8/31/18	1,303
	875	1.38%, due 4/30/20	873
	1,417	2.75%, due 2/15/24	1,477

		Total U.S. Treasury Obligations (Cost $4,949)	4,944

Mortgage-Backed Securities 38.6%

Collateralized Mortgage Obligations 3.6%
	100	Fannie Mae Connecticut Avenue Securities, Ser. 2017-C05, Class 1M2, 3.42%, due 1/25/30	99	(e)
	250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-HQA2, Class M2, 3.88%, due 12/25/29	256	(e)
			355
Fannie Mae 10.0%
	347	3.50%, due 1/1/46 – 8/1/47	358	(f)
	316	4.00%, due 7/1/46 – 7/1/47	333	(f)
	90	3.50%, TBA, 30 Year Maturity	93	(g)
	210	4.00%, TBA, 30 Year Maturity	221	(g)
			1,005
Freddie Mac 25.0%
	580	3.00%, due 1/1/29 – 4/1/47	590	(f)
	362	4.00%, due 3/1/46 – 6/1/47	382	(f)
	100	3.00%, TBA, 15 Year Maturity	103	(g)
	875	3.50%, TBA, 30 Year Maturity	901	(g)
	495	4.00%, TBA, 30 Year Maturity	521	(g)
			2,497

		Total Mortgage-Backed Securities (Cost $3,853)	3,857

Corporate Bonds 30.7%
Auto Manufacturers 2.5%
	100	Ford Motor Credit Co. LLC, 3.66%, due 9/8/24	100	(h)
	40	General Motors Co., 6.75%, due 4/1/46	48	(h)
	100	General Motors Financial Co., Inc., 3.15%, due 6/30/22	100	(h)
			248
Banks 9.7%
	100	Bank of America Corp., 4.20%, due 8/26/24	105	(h)
	100	Barclays PLC, 5.20%, due 5/12/26	107	(h)
	100	Citigroup, Inc., 4.40%, due 6/10/25	105	(h)
	50	Goldman Sachs Group, Inc., 4.25%, due 10/21/25	52	(h)
	100	HSBC Holdings PLC, 6.00%, due 12/31/99	105	(e)(h)
GBP	65	Lloyds Banking Group PLC, 7.88%, due 12/29/49	102	(e)(i)
	$90	Morgan Stanley, 5.00%, due 11/24/25	98	(h)
	100	Royal Bank of Scotland Group PLC, 3.50%, due 5/15/23	101	(e)
	100	SunTrust Banks, Inc., , 5.05%, due 12/31/99	101	(e)
	90	UBS Group AG, 6.88%, due 12/29/49	99	(e)(i)
			975
Computers 4.1%
	$185	Dell International LLC/EMC Corp., 5.45%, due 6/15/23	204	(h)(j)
	100	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	106	(h)
	100	Seagate HDD Cayman, 4.25%, due 3/1/22	100	(h)(j)
			410
Diversified Financial Services 1.0%
	100	Discover Financial Services, 4.10%, due 2/9/27	101	(h)

Iron - Steel 1.0%
	90	Vale Overseas Ltd., 6.25%, due 8/10/26	100	(h)

Media 4.6%
	185	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	199	(h)
	100	Discovery Communications LLC, 4.90%, due 3/11/26	107	(h)
		Viacom, Inc.
	55	4.38%, due 3/15/43	49	(h)
	100	5.88%, due 2/28/57	102	(e)
			457
Mining 1.1%
	100	Glencore Funding LLC, 4.63%, due 4/29/24	106	(h)(j)

Oil & Gas 2.5%
	50	Apache Corp., 4.75%, due 4/15/43	51	(h)
	100	Hess Corp., 4.30%, due 4/1/27	99	(h)
	100	Petroleos Mexicanos, 4.63%, due 9/21/23	103	(h)
			253
Pipelines 2.2%
	50	Energy Transfer Partners L.P., 6.50%, due 2/1/42	56	(h)
	50	Kinder Morgan Energy Partners L.P., 5.50%, due 3/1/44	52	(h)
	100	MPLX L.P., 4.88%, due 12/1/24	108	(h)
			216
Real Estate Investment Trusts 1.0%
	100	Omega Healthcare Investors, Inc., 4.38%, due 8/1/23	104	(h)

Telecommunications 1.0%
	50	AT&T, Inc., 3.40%, due 5/15/25	49	(h)
	50	Verizon Communications, Inc., 4.13%, due 3/16/27	52	(h)
			101
		Total Corporate Bonds (Cost $3,070)	3,071

Asset-Backed Securities 5.0%
	50	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	50	(h)
	150	Chase Issuance Trust, Ser. 2015-A5, Class A5, 1.36%, due 4/15/20	150	(h)
	100	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	100	(h)
	100	Navient Student Loan Trust, Ser. 2017-4A, Class A1, 1.47%, due 9/27/66	100	(e)(j)
	100	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	100	(h)(j)

		Total Asset-Backed Securities (Cost $500)	500

Foreign Government Securities 8.1%
	20	Bolivian Government International Bond, 4.50%, due 3/20/28	19	(j)
		Brazilian Government International Bond
	$25	2.63%, due 1/5/23	24
	20	6.00%, due 4/7/26	22
	15	5.63%, due 2/21/47	15
		Colombia Government International Bond
	20	4.00%, due 2/26/24	21	(h)
	10	3.88%, due 4/25/27	10	(h)
	10	5.00%, due 6/15/45	10	(h)
		Dominican Republic International Bond
	20	5.88%, due 4/18/24	22	(h)(j)
	15	6.88%, due 1/29/26	17	(h)(j)
	10	6.85%, due 1/27/45	11	(h)(j)
	20	Guatemala Government Bond, 4.38%, due 6/5/27	20	(h)(j)
	20	Hungary Government International Bond, 7.63%, due 3/29/41	30
		Indonesia Government International Bond
	40	3.70%, due 1/8/22	41	(j)
	10	4.35%, due 1/8/27	11	(j)
	40	Kazakhstan Government International Bond, 5.13%, due 7/21/25	44	(h)(j)
		Mexico Government International Bond
	20	3.50%, due 1/21/21	21
	10	4.15%, due 3/28/27	10
	10	4.35%, due 1/15/47	10
		Morocco Government International Bond
	20	4.25%, due 12/11/22	21	(j)
	10	5.50%, due 12/11/42	11	(j)
	25	Namibia International Bonds, 5.25%, due 10/29/25	26	(j)
		Oman Government International Bond
	20	3.88%, due 3/8/22	20	(j)
	10	5.38%, due 3/8/27	10	(j)
	10	6.50%, due 3/8/47	10	(j)
		Panama Government International Bond
	20	3.75%, due 3/16/25	21	(h)
	10	3.88%, due 3/17/28	10	(h)
	10	4.50%, due 5/15/47	10	(h)
	20	Paraguay Government International Bond, 4.70%, due 3/27/27	21	(j)
		Qatar Government International Bond
	20	2.38%, due 6/2/21	20	(j)
	10	3.25%, due 6/2/26	10	(j)
	10	4.63%, due 6/2/46	10	(j)
	20	Romanian Government International Bond, 4.88%, due 1/22/24	22	(i)
		Saudi Government International Bond
	20	2.38%, due 10/26/21	20	(j)
	10	3.25%, due 10/26/26	10	(j)
	10	4.50%, due 10/26/46	10	(j)
	25	Serbia International Bond, 4.88%, due 2/25/20	26	(j)
		South Africa Government International Bond
	20	4.88%, due 4/14/26	20
	10	4.30%, due 10/12/28	9
	10	5.00%, due 10/12/46	9
	30	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	30	(j)
		Turkey Government International Bond
	$20	6.25%, due 9/26/22	22
	20	6.00%, due 3/25/27	22
	10	5.75%, due 5/11/47	10
		Uruguay Government International Bond
	20	4.50%, due 8/14/24	22	(h)
	10	4.38%, due 10/27/27	11	(h)
	10	5.10%, due 6/18/50	10	(h)

		Total Foreign Government Securities (Cost $809)	811

NUMBER OF SHARES

Short-Term Investment 2.5%

Investment Company 2.5%
	248,467	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $248)	248	(h)(k)

		Total Investments 134.3% (Cost $13,429)	13,431	##

		Liabilities Less Other Assets (34.3)%	(3,432)	(l)

		Net Assets 100.0%	$9,999

(a)	Principal amount is stated in the currency in which the security is denominated. GBP = Pound Sterling
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(f)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $1,583,000, which represents 15.8% of net assets of the Fund.
(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $1,839,000, which represents 18.4% of net assets of the Fund.

(h)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or when-issued securities with a total value of approximately $3,453,000.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933 (“1933 Act”). Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2017 amounted to approximately $223,000, which represents 2.2% of net assets of the Fund.

(j)
Securities were purchased under Rule 144A of the 1933 Act, or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $1,050,000, which represents 10.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(k)	Represents 7-day effective yield as of July 31, 2017.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/20/2017	1 U.S Treasury Long Bond	Long	$(941)
9/20/2017	2 U.S. Treasury Note, 10 Year	Long	(90)
9/7/2017	2 Euro-Bund	Short	(810)
9/7/2017	1 Euro-Buxl Bond, 30 Year	Short	(50)
9/27/2017	1 United Kingdom Long Gilt Bond	Short	156
Total			$(1,735)

At July 31, 2017, the notional value of futures for the Fund was $404,750 for long positions and $(741,622) for short positions.
The Fund had $20,499 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,048 to cover collateral requirements on open futures.

Credit default swap contracts (“credit default swaps”)

At July 31, 2017, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps – Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate(a)	Termination Date	Unamortized Upfront Payments/ (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	CDX.NA.HY.28.V1	$460,000	5.00%	6/20/2022	$35,078	$19	$2,683	$37,780
ICE Clear Credit LLC	CDX.EM.27.V1	210,000	1.00%	6/20/2022	(8,840)	391	245	(8,204)
Total					$26,238	$410	$2,928	$29,576

(a)	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

At July 31, 2017, the Fund had $47,897 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

 Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,944	$—	$4,944
Mortgage-Backed Securities(a)	—	3,857	—	3,857
Corporate Bonds(a)	—	3,071	—	3,071
Asset-Backed Securities	—	500	—	500
Foreign Government Securities	—	811	—	811
Short-Term Investment	—	248	—	248
Total Investments	$—	$13,431	$—	$13,431

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of July 18, 2017 (Commencement of Operations)) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(2)	$—	$—	$(2)
Swaps
Assets	—	38	—	38
Liabilities	—	(8)	—	(8)
Total	$(2)	$30	$—	$28

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) July 31, 2017

NUMBER OF SHARES			VALUE†
			(000's omitted)
Common Stock 0.1%

Canada 0.1%
	5,378	Frontera Energy Corp. (Cost $829)	$148	*
PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Corporate Bonds 25.7%

Argentina 1.2%
		Aeropuertos Argentina 2000 SA
	$150	6.88%, due 2/1/27	156	(b)(c)
	150	6.88%, due 2/1/27	156	(d)
	192	Capex SA, 6.88%, due 5/15/24	192	(b)
	150	Genneia SA, 8.75%, due 1/20/22	158	(b)(c)
		Pampa Energia SA
	300	7.50%, due 1/24/27	311	(b)(c)
	524	7.50%, due 1/24/27	544	(d)
	257	7.38%, due 7/21/23	269	(b)(c)
		YPF SA
	83	24.10%, due 7/7/20	85	(d)(e)
	200	8.75%, due 4/4/24	225	(d)
	300	8.50%, due 7/28/25	334	(d)
			2,430
Austria 0.1%
	200	JBS Investments GmbH, 7.75%, due 10/28/20	199	(d)

Azerbaijan 0.8%
		Southern Gas Corridor CJSC
	200	6.88%, due 3/24/26	220	(c)(d)
	206	6.88%, due 3/24/26	226	(b)(c)
	1,000	6.88%, due 3/24/26	1,100	(d)
			1,546
Barbados 0.2%
	400	Columbus Cable Barbados Ltd., 7.38%, due 3/30/21	427	(d)

Brazil 2.7%
	200	Banco Bradesco SA, 5.90%, due 1/16/21	212	(d)
	200	Banco do Brasil SA, 9.00%, due 6/29/49	207	(d)(e)
	200	Banco Nacional de Desenvolvimento Economico e Social, 4.75%, due 5/9/24	198	(b)(c)
	150	CSN Islands XI Corp., 6.88%, due 9/21/19	121	(d)
	400	CSN Resources SA, 6.50%, due 7/21/20	302	(d)
	400	GTL Trade Finance, Inc., 5.89%, due 4/29/24	415	(d)
		Marfrig Holdings Europe BV
	200	8.00%, due 6/8/23	208	(b)(c)
	650	8.00%, due 6/8/23	677	(d)
	254	Minerva Luxembourg SA, 6.50%, due 9/20/26	254	(b)
		Petrobras Global Finance BV
	500	5.38%, due 1/27/21	514	(c)
	416	7.38%, due 1/17/27	451	(c)
	150	6.88%, due 1/20/40	146	(c)
	200	Rumo Luxembourg Sarl, 7.38%, due 2/9/24	208	(b)(c)
	200	Suzano Austria GmbH, 7.00%, due 3/16/47	212	(b)(c)
		Vale Overseas Ltd.
	117	8.25%, due 1/17/34	144	(c)
	75	6.88%, due 11/21/36	83	(c)
		VM Holding SA
	200	5.38%, due 5/4/27	207	(d)
	594	5.38%, due 5/4/27	616	(b)(c)
	200	Votorantim Cimentos SA, 7.25%, due 4/5/41	207	(d)
			5,382
British Virgin Islands 0.2%
	300	Franshion Brilliant Ltd., 5.75%, due 12/29/49	314	(d)(e)

Canada 0.1%
	20	Nexen, Inc., 5.88%, due 3/10/35	24	(c)
	150	Stoneway Capital Corp., 10.00%, due 3/1/27	157	(b)(c)
			181
Cayman Islands 1.1%
	200	ADCB Finance Cayman Ltd., 4.50%, due 3/6/23	207	(d)
	600	China Evergrande Group, 8.25%, due 3/23/22	616	(c)(d)
	200	Country Garden Holdings Co. Ltd., 7.50%, due 1/10/23	210	(d)
	400	Golden Eagle Retail Group Ltd., 4.63%, due 5/21/23	371	(d)
	300	Grupo Aval Ltd., 4.75%, due 9/26/22	307	(d)
	200	Health and Happiness H&H International Holdings Ltd., 7.25%, due 6/21/21	210	(d)
	200	Sable Int'l Finance Ltd., 6.88%, due 8/1/22	216	(d)
			2,137
Chile 0.6%
	299	Celeo Redes Operacion Chile SA, 5.20%, due 6/22/47	300	(b)
	390	Cencosud SA, 4.38%, due 7/17/27	390	(b)
	200	Empresa Electrica Angamos SA, 4.88%, due 5/25/29	204	(c)(d)
	160	Enel Americas SA, 4.00%, due 10/25/26	161	(c)
	200	GeoPark Latin America Ltd. Agencia en Chile, 7.50%, due 2/11/20	206	(d)
			1,261
China 1.8%
	200	Alibaba Group Holding Ltd., 3.60%, due 11/28/24	207	(c)
	300	Bluestar Finance Holdings Ltd., 3.50%, due 9/30/21	302	(c)(d)
	200	Chalieco Hong Kong Corp. Ltd., 5.70%, due 12/29/49	207	(c)(d)(e)
	200	China Construction Bank Corp., 3.88%, due 5/13/25	204	(d)(e)
	200	China Overseas Finance Cayman VI Ltd., 6.45%, due 6/11/34	239	(c)(d)
	200	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/25	201	(c)
	200	CNOOC Nexen Finance 2014 ULC, 4.25%, due 4/30/24	211	(c)
	212	Greenko Dutch BV, 4.88%, due 7/24/22	212	(b)(g)
	200	Greentown China Holdings Ltd., 5.88%, due 8/11/20	208	(c)(d)
	200	HeSteel Hong Kong Co. Ltd., 4.25%, due 4/7/20	199	(c)(d)
	400	Huarong Finance II Co. Ltd., 4.50%, due 1/16/20	414	(d)
	200	Longfor Properties Co. Ltd., 6.75%, due 1/29/23	210	(c)(d)
	200	Moon Wise Global Ltd., 9.00%, due 1/29/49	212	(c)(d)(e)
	400	Proven Honour Capital Ltd., 4.13%, due 5/19/25	413	(c)(d)
	200	Shimao Property Holdings Ltd., 8.38%, due 2/10/22	221	(c)(d)
			3,660
Colombia 0.8%
	400	Banco de Bogota SA, 5.38%, due 2/19/23	423	(c)(d)
		Ecopetrol SA
	100	7.38%, due 9/18/43	110	(c)
	149	5.88%, due 5/28/45	140	(c)
		Empresas Publicas de Medellin ESP
COP	1,278,000	8.38%, due 2/1/21	442	(c)(d)
COP	807,000	7.63%, due 9/10/24	272	(b)(c)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/24	149	(b)(c)
	$100	SUAM Finance B.V., 4.88%, due 4/17/24	106	(d)
			1,642
Cyprus 0.1%
	200	Global Ports Finance PLC, 6.50%, due 9/22/23	206	(c)(d)

Guatemala 0.4%
	200	Cementos Progreso Trust, 7.13%, due 11/6/23	213	(b)(c)
	250	Central American Bottling Corp., 5.75%, due 1/31/27	266	(b)(c)
	400	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 2/6/24	421	(d)
			900
Hong Kong 1.7%
	600	Bank of East Asia Ltd, 5.50%, due 12/29/49	604	(c)(d)(e)
	200	CLP Power HK Finance Ltd., 4.25%, due 5/29/49	204	(c)(d)(e)
	200	Fita Int'l Ltd., 7.00%, due 2/10/20	219	(c)
	200	HLP Finance Ltd., 4.45%, due 4/16/21	210	(c)(d)
	400	LS Finance 2025 Ltd., 4.50%, due 6/26/25	389	(c)(d)
	400	Melco Resorts Finance Ltd., 4.88%, due 6/6/25	397	(b)(g)
	300	PCPD Capital Ltd., 4.75%, due 3/9/22	307	(d)
		Studio City Co. Ltd.
	400	7.25%, due 11/30/21	429	(b)(c)
	650	7.25%, due 11/30/21	698	(d)
			3,457
India 1.7%
	200	ABJA Investment Co. Pte Ltd., 5.95%, due 7/31/24	212	(c)(d)
	350	Adani Ports & Special Economic Zone Ltd., 3.95%, due 1/19/22	359	(d)
	200	Azure Power Energy Ltd., 5.50%, due 11/3/22	200	(b)(g)
	250	Bharti Airtel Int'l Netherlands BV, 5.35%, due 5/20/24	265	(b)(c)
	200	Greenko Investment Co., 4.88%, due 8/16/23	196	(d)
	400	IDBI Bank Ltd./DIFC Dubai, 4.25%, due 11/30/20	404	(d)
		JSW Steel Ltd.
	400	4.75%, due 11/12/19	407	(c)(d)
	200	5.25%, due 4/13/22	202	(d)
	200	Jubilant Pharma Ltd., 4.88%, due 10/6/21	203	(d)
	250	Reliance Industries Ltd., 4.88%, due 2/10/45	261	(b)(c)
		Vedanta Resources PLC
	200	8.25%, due 6/7/21	224	(c)(d)
	200	6.38%, due 7/30/22	208	(b)(c)
	200	6.38%, due 7/30/22	208	(d)
			3,349
Indonesia 0.5%
		Pertamina Persero PT
	350	5.63%, due 5/20/43	371	(b)(c)
	200	5.63%, due 5/20/43	212	(d)
	450	Perusahaan Gas Negara Persero Tbk, 5.13%, due 5/16/24	486	(c)(d)
			1,069
Ireland 0.2%
	258	Koks OAO Via Koks Finance DAC, 7.50%, due 5/4/22	266	(b)(c)
	205	SCF Capital Ltd., 5.38%, due 6/16/23	212	(b)(c)
			478
Israel 0.1%
	200	Israel Electric Corp. Ltd., 5.00%, due 11/12/24	215	(b)(c)(d)

Jamaica 0.3%
	600	Digicel Ltd., 6.00%, due 4/15/21	583	(d)

Kazakhstan 1.2%
	400	Halyk Savings Bank of Kazakhstan JSC, 7.25%, due 1/28/21	440	(c)(d)
		KazMunayGas National Co., JSC
	200	9.13%, due 7/2/18	212	(c)(d)
	600	7.00%, due 5/5/20	656	(b)(c)
	200	6.38%, due 4/9/21	219	(c)(d)
	635	4.75%, due 4/19/27	631	(b)(c)
	200	5.75%, due 4/19/47	192	(b)(c)
			2,350
Korea 0.5%
	200	Kyobo Life Insurance Co. Ltd., 3.95%, due 7/24/47	201	(b)(e)
	200	Shinhan Bank, 3.88%, due 3/24/26	202	(b)(c)
	400	Woori Bank, 4.50%, due 12/29/49	400	(b)(c)(e)
	200	Woori Bank Co., Ltd., 4.75%, due 4/30/24	210	(b)(c)
			1,013
Kuwait 0.2%
	400	NBK Tier 1 Financing Ltd., 5.75%, due 12/29/49	416	(c)(d)(e)

Luxembourg 0.2%
	400	Millicom Int'l Cellular SA, 6.00%, due 3/15/25	421	(c)(d)

Macau 0.3%
	500	Studio City Finance Ltd., 8.50%, due 12/1/20	517	(d)

Malaysia 0.1%
	200	Gohl Capital Ltd., 4.25%, due 1/24/27	207	(c)(d)

Mauritius 0.3%
	518	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	529	(b)

Mexico 3.0%
	200	Alfa SAB de CV, 6.88%, due 3/25/44	222	(d)
	200	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95%, due 1/30/24	209	(d)(e)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/25	345	(c)
	$200	El Puerto de Liverpool SAB de CV, 3.88%, due 10/6/26	201	(b)(c)
	600	Elementia SAB de CV, 5.50%, due 1/15/25	630	(c)(d)
	236	Fermaca Enterprises S de RL de CV, 6.38%, due 3/30/38	252	(c)(d)
	200	Grupo Televisa SAB, 6.13%, due 1/31/46	229	(c)
		Mexichem SAB de CV
	200	6.75%, due 9/19/42	219	(d)
	200	5.88%, due 9/17/44	203	(d)
		Petroleos Mexicanos
	119	4.88%, due 3/11/22	129	(b)(e)
	130	4.63%, due 9/21/23	134	(c)
MXN	10,910	7.19%, due 9/12/24	551	(c)(d)
	$41	6.88%, due 8/4/26	46	(c)
MXN	13,713	Ser. 14-2, 7.47%, due 11/12/26	687	(c)
	$250	6.50%, due 3/13/27	275	(c)(d)
	900	6.50%, due 6/2/41	925	(c)
	92	6.75%, due 9/21/47	97	(b)
	300	PLA Administradora Industrial S de RL de CV, 5.25%, due 11/10/22	311	(d)
	200	Sigma Alimentos SA de CV, 4.13%, due 5/2/26	203	(b)(c)
	200	Trust F/1401, 5.25%, due 12/15/24	211	(c)(d)
			6,079
Morocco 0.2%
	350	Office Cherifien des Phosphates SA, 5.63%, due 4/25/24	378	(b)(c)

Netherlands 0.3%
	400	Indo Energy Finance II BV, 6.38%, due 1/24/23	380	(d)
	250	Nostrum Oil & Gas Finance BV, 8.00%, due 7/25/22	251	(b)
			631
Panama 0.1%
	200	Sable Int'l Finance Ltd., 6.88%, due 8/1/22	216	(b)(c)

Peru 0.9%
	199	Abengoa Transmision Sur SA, 6.88%, due 4/30/43	218	(b)(c)
	100	BBVA Banco Continental SA, 5.25%, due 9/22/29	108	(c)(d)(e)
PEN	843	Fondo MIVIVIENDA SA, 7.00%, due 2/14/24	270	(b)
	$200	Orazul Energy Egenor S en C por A, 5.63%, due 4/28/27	192	(b)(c)
	200	Petroleos del Peru SA, 4.75%, due 6/19/32	205	(b)
	250	Southern Copper Corp., 6.75%, due 4/16/40	296	(c)
	312	Union Andina de Cementos SAA, 5.88%, due 10/30/21	325	(b)(c)
	300	Volcan Cia Minera SAA, 5.38%, due 2/2/22	311	(c)(d)
			1,925
Qatar 0.1%
	100	Nakilat, Inc., 6.07%, due 12/31/33	116	(c)(d)

Russia 1.0%
		Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
	300	10.00%, due 4/26/19	305	(c)(d)
	200	4.50%, due 11/11/19	195	(c)(d)
		Credit Bank of Moscow Via CBOM Finance PLC
	319	5.88%, due 11/7/21	330	(b)(c)
	321	8.88%, due 12/31/99	306	(b)(c)(e)
	200	Evraz Group SA, 8.25%, due 1/28/21	223	(c)(d)
	218	O1 Properties Finance PLC, 8.25%, due 9/27/21	217	(b)(c)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/22	207	(c)(d)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/25	334	(c)(d)
			2,117
Singapore 0.5%
	400	BOC Aviation Ltd., 3.88%, due 4/27/26	405	(c)(d)
	300	Global Logistic Properties Ltd., 3.88%, due 6/4/25	287	(c)(d)
	350	Oversea-Chinese Banking Corp. Ltd., 3.15%, due 3/11/23	352	(c)(d)(e)
			1,044
South Africa 0.3%
	200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	203	(b)(c)
	200	Myriad Int'l Holdings BV, 5.50%, due 7/21/25	216	(b)(c)
	280	Stillwater Mining Co., 7.13%, due 6/27/25	275	(b)
			694
Supranational 0.1%
	205	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/27	205	(b)

Thailand 0.4%
	200	Krung Thai Bank PCL, 5.20%, due 12/26/24	208	(c)(d)(e)
	200	PTT Global Chemical PCL, 4.25%, due 9/19/22	212	(c)(d)
	200	PTT PCL, 4.50%, due 10/25/42	200	(c)(d)
	200	Thai Oil PCL, 3.63%, due 1/23/23	207	(c)(d)
			827
Turkey 1.1%
	200	Akbank TAS, 5.13%, due 3/31/25	197	(b)(c)
	200	Alternatifbank AS, 8.75%, due 4/16/26	209	(c)(d)(e)
	300	KOC Holding AS, 5.25%, due 3/15/23	316	(c)(d)
		TC Ziraat Bankasi AS
	200	4.25%, due 7/3/19	202	(c)(d)
	200	5.13%, due 5/3/22	202	(b)(c)
	300	Turkiye Garanti Bankasi AS, 6.13%, due 5/24/27	300	(b)(e)(g)
	200	Turkiye Halk Bankasi AS, 5.00%, due 7/13/21	199	(b)(c)
	215	Turkiye Is Bankasi, 6.13%, due 4/25/24	219	(b)(c)
	200	Turkiye Sinai Kalkinma Bankasi AS, 5.38%, due 10/30/19	205	(c)(d)
	200	Yapi ve Kredi Bankasi AS, 5.85%, due 6/21/24	201	(b)
			2,250
United Arab Emirates 0.1%
	200	Topaz Marine SA, 9.13%, due 7/26/22	199	(b)

Venezuela 0.3%
		Petroleos de Venezuela SA
	600	6.00%, due 5/16/24	198	(c)(d)
	510	6.00%, due 11/15/26	166	(d)
	650	5.38%, due 4/12/27	212	(c)(d)
			576
		Total Corporate Bonds (Cost $52,098)	52,146

Foreign Government Securities 70.1%

Argentina 3.7%
ARS	5,864	Argentina POM Politica Monetaria, 26.25%, due 6/21/20	351	(e)
(000's omitted)			(000's omitted)
ARS	1,880	Argentina Treasury Bond BONCER, 2.50%, due 7/22/21	126
	$313	Argentine Bonad Bonds, 2.40%, due 3/18/18	311	(c)
		Argentine Bonos del Tesoro
ARS	699	22.75%, due 3/5/18	43
ARS	8,534	21.20%, due 9/19/18	524
ARS	5,210	18.20%, due 10/3/21	305
		Argentine Republic Government International Bond
EUR	522	5.00%, due 1/15/27	575	(d)
EUR	1,531	7.82%, due 12/31/33	1,897
	$519	8.28%, due 12/31/33	549	(c)
EUR	2,799	2.26%, due 12/31/38	2,037	(f)
EUR	256	2.26%, due 12/31/38	183	(f)
	$325	7.13%, due 6/28/17	295	(d)
ARS	2,845	City of Buenos Aires Argentina, 23.48%, due 3/29/24	156	(e)
EUR	108	Provincia de Buenos Aires, 5.38%, due 1/20/23	126	(b)(g)
			7,478
Azerbaijan 0.8%
		State Oil Co. of the Azerbaijan Republic
	$1,250	4.75%, due 3/13/23	1,233	(d)
	200	6.95%, due 3/18/30	213	(c)(d)
	180	6.95%, due 3/18/30	191	(c)(d)
			1,637
Belize 0.1%
	311	Belize Government International Bond, 4.94%, due 2/20/34	192	(c)(d)

Bermuda 0.5%
		Bermuda Government International Bond
	700	4.85%, due 2/6/24	761	(c)(d)
	200	3.72%, due 1/25/27	202	(d)
			963
Brazil 5.1%
BRL	1,425	Brazil Letras do Tesouro Nacional, 12.38%-15.19%, due 1/1/19	409	(h)
	400	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	398	(c)(d)
		Brazil Notas do Tesouro Nacional
BRL	18,102	Ser. F, 10.00%, due 1/1/21	5,949
BRL	2,000	Ser. B, 6.00%, due 8/15/22	2,021
BRL	1,536	Ser. F, 10.00%, due 1/1/23	500
BRL	840	Ser. F, 10.00%, due 1/1/27	271
		Brazilian Government International Bond
	$270	5.63%, due 1/7/41	265
	640	5.00%, due 1/27/45	573
			10,386
Chile 0.2%
CLP	205,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 3/1/35	333

Colombia 4.5%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/23	132
COP	921,000	9.85%, due 6/28/27	388	(c)
	$330	6.13%, due 1/18/41	383
	310	5.63%, due 2/26/44	340	(c)
		Colombian TES
COP	14,555,500	Ser. B, 7.00%, due 5/4/22	5,019	(c)
COP	1,923,200	Ser. B, 10.00%, due 7/24/24	770
COP	785,800	Ser. B, 7.50%, due 8/26/26	275
COP	799,700	Ser. B, 6.00%, due 4/28/28	249
COP	1,579,200	Ser. B, 7.75%, due 9/18/30	561
COP	1,524,800	Ser. B, 7.00%, due 6/30/32	500
COP	1,255,519	4.75%, due 4/4/35	475
			9,092
Costa Rica 0.2%
	$320	Costa Rica Government International Bond, 7.00%, due 4/4/44	335	(c)(d)

Cote D'Ivoire 1.0%
		Ivory Coast Government International Bond
EUR	172	5.13%, due 6/15/25	207	(d)
	$1,858	5.75%, due 12/31/32	1,816	(c)(d)
			2,023
Croatia 1.2%
		Croatia Government International Bond
	100	6.75%, due 11/5/19	109	(c)(d)
	200	6.63%, due 7/14/20	221	(c)(d)
	600	6.38%, due 3/24/21	668	(c)(d)
EUR	1,095	3.00%, due 3/11/25	1,357	(d)
			2,355
Dominican Republic 0.7%
DOP	5,800	Dominican Republic Bond, 10.50%, due 4/7/23	124	(d)
		Dominican Republic International Bond
DOP	2,040	11.00%, due 1/5/18	43	(d)(g)(i)
DOP	1,200	15.95%, due 6/4/21	30	(d)(g)
DOP	10,330	11.00%, due 7/30/21	221	(b)(g)
DOP	3,600	10.38%, due 3/4/22	77	(c)(d)
DOP	8,900	11.50%, due 5/10/24	197	(d)(g)
	$123	7.45%, due 4/30/44	144	(b)(g)
	236	7.45%, due 4/30/44	277	(c)(d)(g)
	300	6.85%, due 1/27/45	328	(d)
			1,441
Ecuador 0.2%
		Ecuador Government International Bond
	300	7.95%, due 6/20/24	287	(c)(d)
	200	9.63%, due 6/2/27	205	(d)
			492
Egypt 1.4%
		Egypt Government International Bond
	200	6.13%, due 1/31/22	206	(d)
	224	5.88%, due 6/11/25	222	(b)
	200	7.50%, due 1/31/27	215	(d)
	600	8.50%, due 1/31/47	653	(d)
		Egypt Treasury Bill
EGP	15,000	Ser. 364D, 19.57%, due 11/14/17	791	(h)
EGP	2,975	Ser. 364D, 19.65%, due 1/9/18	152	(h)
EGP	3,600	Ser. 364D, 19.65%, due 2/6/18	181	(h)
EGP	10,000	Ser. 364D, 21.50%, due 7/10/18	467	(h)
			2,887
El Salvador 0.5%
		El Salvador Government International Bond
	$595	6.38%, due 1/18/27	539	(c)(d)
	67	8.63%, due 2/28/29	69	(d)
	100	7.65%, due 6/15/35	93	(c)(d)
	450	7.63%, due 2/1/41	413	(d)
			1,114
Ghana 0.7%
		Ghana Government Bond
GHS	388	24.50%, due 4/22/19	96
GHS	194	24.00%, due 9/9/19	48
GHS	1,066	24.75%, due 7/19/21	284
		Ghana Government International Bond
	$200	10.75%, due 10/14/30	249	(d)
	600	10.75%, due 10/14/30	748	(c)(d)
			1,425
Hungary 0.5%
HUF	79,620	Hungary Government Bond, 3.00%, due 6/26/24	321
		Hungary Government International Bond
	$200	5.38%, due 2/21/23	224
	360	7.63%, due 3/29/41	546	(c)
			1,091
Indonesia 6.4%
		Indonesia Government International Bond
EUR	233	2.15%, due 7/18/24	281	(d)
EUR	380	3.38%, due 7/30/25	491	(d)
EUR	1,820	3.75%, due 6/14/28	2,381	(d)
	$800	8.50%, due 10/12/35	1,170	(c)(d)
		Indonesia Treasury Bond
IDR	3,500,000	7.88%, due 4/15/19	269	(c)
IDR	22,400,000	8.38%, due 3/15/24	1,816	(c)
IDR	10,000,000	7.00%, due 5/15/27	753
IDR	9,975,000	9.00%, due 3/15/29	853	(c)
IDR	11,204,000	8.75%, due 5/15/31	937	(c)
IDR	11,044,000	8.38%, due 3/15/34	892	(c)
IDR	38,899,000	8.25%, due 5/15/36	3,099
			12,942
Iraq 0.4%
	$890	Iraq International Bond, 5.80%, due 1/15/28	816	(c)(d)

Jordan 0.1%
	200	Jordan Government International Bond, 6.13%, due 1/29/26	205	(d)

Kazakhstan 0.1%
	250	Kazakhstan Government International Bond, 5.13%, due 7/21/25	275	(d)

Malaysia 2.4%
	1,000	1MDB Global Investments Ltd., 4.40%, due 3/9/23	928	(c)(d)
		Malaysia Government Bond
MYR	880	3.49%, due 3/31/20	205
MYR	400	4.05%, due 9/30/21	94
MYR	1,000	3.88%, due 3/10/22	235
MYR	500	3.80%, due 9/30/22	116
MYR	5,500	3.80%, due 8/17/23	1,271
MYR	2,300	4.18%, due 7/15/24	543	(c)
MYR	1,500	3.96%, due 9/15/25	347	(c)
MYR	500	3.90%, due 11/16/27	116
MYR	1,835	4.23%, due 6/30/31	419
MYR	350	4.94%, due 9/30/43	83	(c)
MYR	2,000	Malaysia Government Investment Issue, 4.07%, due 9/30/26	463
			4,820
Mexico 4.4%
		Mexican Bonos
MXN	73,067	Ser. M, 6.50%, due 6/9/22	4,062
MXN	33,060	Ser. M20, 10.00%, due 12/5/24	2,199
MXN	4,055	Ser. M20, 7.50%, due 6/3/27	238
MXN	4,188	Ser. M20, 8.50%, due 5/31/29	265
MXN	1,278	Ser. M20, 8.50%, due 5/31/29	81	(c)
MXN	3,473	Ser. M, 7.75%, due 5/29/31	208
MXN	3,634	Ser. M30, 8.50%, due 11/18/38	234
MXN	4,460	Ser. M, 7.75%, due 11/13/42	267
		Mexico Government International Bond
	$262	4.60%, due 1/23/46	259	(c)
	200	4.35%, due 1/15/47	191
	910	5.75%, due 10/12/10	959
			8,963
Mongolia 0.4%
		Mongolia Government International Bond
	$400	10.88%, due 4/6/21	464	(d)
	200	8.75%, due 3/9/24	224	(c)(d)
	42	8.75%, due 3/9/24	47	(d)
			735
Morocco 0.4%
EUR	640	Morocco Government International Bond, 3.50%, due 6/19/24	834	(d)

Nigeria 0.5%
	$600	Nigeria Government International Bond, 7.88%, due 2/16/32	662	(d)
NGN	135,981	Nigeria Treasury Bill, Ser. 364D, 18.98%, due 4/5/18	377	(i)
			1,039
Oman 0.1%
	$250	Oman Government International Bond, 4.75%, due 6/15/26	249	(d)

Peru 2.4%
PEN	1,347	Peru Government Bond, 6.15%, due 8/12/32	426	(b)(d)
		Peruvian Government International Bond
PEN	$1,641	5.70%, due 8/12/24	526	(b)
PEN	1,156	5.70%, due 8/12/24	371	(d)
PEN	3,569	8.20%, due 8/12/26	1,321	(d)
PEN	622	6.35%, due 8/12/28	204	(b)
EUR	1,219	3.75%, due 3/1/30	1,684
PEN	1,254	6.95%, due 8/12/31	427	(d)
			4,959
Philippines 0.1%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/22	234	(c)

Poland 3.7%
		Poland Government Bond
PLN	5,850	1.75%, due 7/25/21	1,584
PLN	1,861	5.75%, due 9/23/22	592
PLN	1,299	4.00%, due 10/25/23	383
PLN	4,272	3.25%, due 7/25/25	1,194
PLN	4,848	2.50%, due 7/25/26	1,267
PLN	9,729	2.50%, due 7/25/27	2,511
			7,531
Romania 1.0%
		Romania Government Bond
RON	1,250	3.50%, due 12/19/22	334
RON	3,660	5.80%, due 7/26/27	1,097
		Romanian Government International Bond
EUR	200	3.63%, due 4/24/24	269	(d)
EUR	91	2.38%, due 4/19/27	108	(d)
EUR	160	3.88%, due 10/29/35	199	(d)
			2,007
Russia 6.5%
		Russian Federal Bond - OFZ
RUB	78,481	7.50%, due 3/15/18	1,310
RUB	118,964	6.70%, due 5/15/19	1,951
RUB	209,852	6.80%, due 12/11/19	3,425
RUB	10,000	7.60%, due 4/14/21	166
RUB	12,342	7.60%, due 7/20/22	204
RUB	43,851	7.00%, due 1/25/23	704
RUB	261,920	7.75%, due 9/16/26	4,380
RUB	8,857	7.70%, due 3/23/33	145
		Russian Foreign Bond - Eurobond
	$400	4.25%, due 6/23/27	404	(d)
	400	5.25%, due 6/23/47	404	(d)
			13,093
Serbia 0.7%
		Serbia International Bond
	475	4.88%, due 2/25/20	498	(d)
	720	7.25%, due 9/28/21	835	(c)(d)
			1,333
Slovenia 0.2%
	350	Slovenia Government International Bond, 5.25%, due 2/18/24	402	(d)

South Africa 4.7%
		South Africa Government Bond
ZAR	11,766	7.75%, due 2/28/23	884
ZAR	1,040	10.50%, due 12/21/26	88
ZAR	15,309	10.50%, due 12/21/26	1,302
ZAR	7,751	8.00%, due 1/31/30	539
ZAR	9,018	8.25%, due 3/31/32	623
ZAR	32,276	8.50%, due 1/31/37	2,193
ZAR	27,122	8.75%, due 1/31/44	1,839
ZAR	23,204	8.75%, due 2/28/48	1,573
	$577	South Africa Government International Bond, 4.30%, due 10/12/28	547
			9,588
Sri Lanka 1.6%
		Sri Lanka Government Bonds
LKR	150,000	Ser. A, 11.50%, due 12/15/21	1,003
LKR	49,000	11.00%, due 6/1/26	316
LKR	62,000	Ser. A, 11.50%, due 8/1/26	417
LKR	50,000	Ser. A, 11.75%, due 6/15/27	334
		Sri Lanka Government International Bond
	$761	6.85%, due 11/3/25	821	(c)(d)
	200	6.83%, due 7/18/26	216	(d)
	200	6.20%, due 5/11/27	206	(d)
			3,313
Thailand 3.5%
		Thailand Government Bond
THB	24,828	3.88%, due 6/13/19	778
THB	59,000	3.65%, due 12/17/21	1,912
THB	13,000	1.88%, due 6/17/22	390
THB	24,100	3.63%, due 6/16/23	787
THB	24,457	3.85%, due 12/12/25	816
THB	26,000	2.13%, due 12/17/26	759
THB	4,400	4.88%, due 6/22/29	162
THB	31,000	3.65%, due 6/20/31	1,014
THB	14,500	3.40%, due 6/17/36	458
			7,076
Tunisia 0.1%
EUR	100	Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	120	(d)

Turkey 6.8%
		Export Credit Bank of Turkey
	$200	5.38%, due 2/8/21	207	(b)
	200	5.38%, due 10/24/23	204	(b)(c)
	200	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, due 4/6/23	205	(d)
		Turkey Government Bond
TRY	5,550	7.40%, due 2/5/20	1,458
TRY	3,459	9.40%, due 7/8/20	951	(c)
TRY	600	10.70%, due 2/17/21	171
TRY	26,679	9.20%, due 9/22/21	7,232
TRY	1,400	8.50%, due 9/14/22	365
TRY	2,334	3.00%, due 8/2/23	677
TRY	1,729	10.60%, due 2/11/26	500
		Turkey Government International Bond
	$380	5.13%, due 3/25/22	398	(c)
EUR	395	3.25%, due 6/14/25	466
	$480	4.25%, due 4/14/26	461	(c)
	250	4.88%, due 10/9/26	250
	220	6.00%, due 3/25/27	237
			13,782
Ukraine 1.8%
		Ukraine Government International Bond
	271	7.75%, due 9/1/20	281	(b)(c)
	100	7.75%, due 9/1/21	103	(b)
	500	7.75%, due 9/1/21	516	(d)
	100	7.75%, due 9/1/23	101	(d)
	300	7.75%, due 9/1/25	298	(d)
	500	7.75%, due 9/1/26	492	(d)
	200	7.75%, due 9/1/26	197	(d)
	1,260	7.75%, due 9/1/27	1,237	(c)(d)
	286	0.00%, due 5/31/40	125	(b)(e)
	310	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	324	(b)(c)
			3,674
Uruguay 0.4%
	800	Uruguay Government International Bond, 5.10%, due 6/18/50	829

Venezuela 0.0%(j)
	40	Venezuela Government International Bond, 8.25%, due 10/13/24	15	(c)(d)

Zambia 0.1%
	220	Zambia Government International Bond, 8.97%, due 7/30/27	238	(d)

		Total Foreign Government Securities (Cost $137,694)	142,316

Short-Term Investment 3.4%

Investment Company 3.4%
	6,903,431	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $6,903)	6,903	(c)(k)

		Total Investments 99.3% (Cost $197,524)	201,513	##

		Other Assets Less Liabilities 0.7%	1,453	(l)

		Net Assets 100.0%	$202,966

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
	ARS	=	Argentine Peso
	BRL	=	Brazilian Real
	CLP	=	Chilean Peso
	COP	=	Colombian Peso
	DOP	=	Dominican Peso
	EGP	=	Egyptian Pound
	EUR	=	Euro
	GHS	=	Ghanaian Cedi
	HUF	=	Hungarian Forint
	IDR	=	Indonesian Rupiah
	LKR	=	Sri Lanka Rupee
	MXN	=	Mexican Peso
	MYR	=	Malaysian Ringgit
	NGN	=	Nigeria Naira
	PEN	=	Peruvian Nuevo Sol
	PHP	=	Philippine Peso
	PLN	=	Polish Zloty
	RON	=	New Romanian Leu
	RUB	=	Russian Ruble
	THB	=	Thai Baht
	TRY	=	Turkish Lira
	ZAR	=	South African Rand
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $19,879,000, which represents 9.8% of net assets of the Fund. Securities denoted with a (b) but without a (g) have been deemed by the investment manager to be liquid.

(c)	All or a portion of this security is segregated in connection for futures, forward foreign currency contracts and/or swaps with a total value of approximately $56,326,000.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2017 amounted to approximately $63,201,000, which represents 31.1% of net assets of the Fund.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(f)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2017.

(g)	Illiquid security.
(h)	Rate shown was the discount rate at the date of purchase.
(i)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at July 31, 2017 amounted to approximately $420,000, which represents 0.2% of net assets of the Fund.

(j)	Represents less than 0.05% of net assets.
(k)	Represents 7-day effective yield as of July 31, 2017.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/20/2017	90 U.S. Treasury Note, 10 Year	Long	$(20,047)
9/20/2017	2 U.S. Treasury Ultra Long Bond	Long	1,247
9/7/2017	43 Euro-Bund	Short	90,654
9/7/2017	11 Euro-Buxl Bond, 30 Year	Short	48,159
9/20/2017	6 U.S. Treasury Long Bond	Short	(2,595)
9/20/2017	20 U.S. Treasury Note, 10 Year	Short	4,481
9/29/2017	21 U.S. Treasury Note, 5 Year	Short	264
Total			$122,163

At July 31, 2017, the notional value of futures for the Fund was $11,677,957 for long positions and $(16,271,646) for short positions. The Fund had $369,403 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
5,944,969	Argentine Peso	$357,807	JPMorgan Chase Bank N.A.	8/2/2017	$(20,864)
9,524,171	Argentine Peso	577,748	JPMorgan Chase Bank N.A.	8/10/2017	(40,524)
6,300,000	Argentine Peso	372,121	Citibank, N.A.	8/23/2017	(19,498)
11,231,947	Brazilian Real	3,331,439	Goldman Sachs International	8/11/2017	264,226
1,522,592	Brazilian Real	456,289	Goldman Sachs International	8/11/2017	31,136
1,072,651	Brazilian Real	320,663	Goldman Sachs International	8/11/2017	22,723
945,831	Brazilian Real	283,582	Goldman Sachs International	8/11/2017	19,205
706,346	Brazilian Real	211,570	JPMorgan Chase Bank N.A.	8/11/2017	14,551
531,272	Brazilian Real	159,500	JPMorgan Chase Bank N.A.	8/11/2017	10,575
2,083,491	Brazilian Real	659,395	Goldman Sachs International	9/20/2017	2,888
818,772	Brazilian Real	249,071	Goldman Sachs International	10/10/2017	10,381
2,393,579	Brazilian Real	743,036	JPMorgan Chase Bank N.A.	10/10/2017	15,440
489,567	Brazilian Real	145,596	JPMorgan Chase Bank N.A.	10/10/2017	9,538
1,209,413,081	Chilean Peso	1,824,193	Goldman Sachs International	8/9/2017	36,715
196,976,268	Chilean Peso	299,374	Goldman Sachs International	8/14/2017	3,682
20,743,350	Chilean Peso	31,846	Goldman Sachs International	8/14/2017	68
210,065,778	Chilean Peso	315,793	JPMorgan Chase Bank N.A.	8/14/2017	7,401
169,358,989	Chilean Peso	255,907	JPMorgan Chase Bank N.A.	8/14/2017	4,658
494,361,139	Chilean Peso	748,069	Standard Chartered Bank	8/14/2017	12,524
341,218,495	Chilean Peso	527,712	Standard Chartered Bank	8/14/2017	(2,735)
4,800,000	Chinese Yuan Renminbi	668,431	JPMorgan Chase Bank N.A.	10/31/2017	41,876
5,244,116	Chinese Yuan Renminbi	761,665	Standard Chartered Bank	10/31/2017	14,361
1,373,043	Chinese Yuan Renminbi	194,441	Citibank, N.A.	11/14/2017	8,578
3,751,755	Chinese Yuan Renminbi	523,842	Goldman Sachs International	11/14/2017	30,895
1,522,903,706	Colombian Peso	504,467	Citibank, N.A.	8/8/2017	5,179
222,338,893	Colombian Peso	73,652	Goldman Sachs International	8/8/2017	755
1,356,645,901	Colombian Peso	454,806	Goldman Sachs International	8/8/2017	(799)
1,376,880,903	Colombian Peso	463,909	Goldman Sachs International	8/8/2017	(3,130)
731,868,460	Colombian Peso	248,632	Goldman Sachs International	8/8/2017	(3,710)
2,840,712,922	Colombian Peso	942,506	JPMorgan Chase Bank N.A.	8/8/2017	8,150
927,534,106	Colombian Peso	306,218	JPMorgan Chase Bank N.A.	8/8/2017	4,185
504,350,005	Colombian Peso	164,659	JPMorgan Chase Bank N.A.	8/8/2017	4,124
530,525,913	Colombian Peso	175,149	JPMorgan Chase Bank N.A.	8/8/2017	2,394
735,606,399	Colombian Peso	247,014	JPMorgan Chase Bank N.A.	8/8/2017	(840)
2,005,028,952	Colombian Peso	683,494	JPMorgan Chase Bank N.A.	8/8/2017	(12,503)
2,190,121	Egyptian Pounds	164,054	JPMorgan Chase Bank N.A.	10/18/2017	(44,605)
810,984	Euro	926,363	Goldman Sachs International	8/3/2017	33,730
8,165,793	Euro	9,153,429	JPMorgan Chase Bank N.A.	8/3/2017	513,741
404,389	Euro	462,258	JPMorgan Chase Bank N.A.	8/3/2017	16,483
1,132,143	Euro	1,305,762	Standard Chartered Bank	8/3/2017	34,539
530,040	Euro	601,783	Standard Chartered Bank	8/3/2017	25,711
9,201,956	Euro	10,730,724	Goldman Sachs International	9/5/2017	181,695
89,963	Euro	105,378	JPMorgan Chase Bank N.A.	9/5/2017	1,307
4,685,528	Euro	5,354,655	Goldman Sachs International	10/5/2017	211,218
394,484	Euro	447,721	JPMorgan Chase Bank N.A.	12/20/2017	22,836
57,712,373	Indian Rupee	890,678	Goldman Sachs International	8/4/2017	8,856
7,172,100,000	Indonesian Rupiah	537,316	Goldman Sachs International	8/28/2017	37
6,788,263,892	Indonesian Rupiah	506,700	JPMorgan Chase Bank N.A.	8/30/2017	1,801
2,085,600,000	Indonesian Rupiah	155,259	JPMorgan Chase Bank N.A.	8/30/2017	970
4,774,500,000	Indonesian Rupiah	354,357	Standard Chartered Bank	8/30/2017	3,295
4,241,170,095	Indonesian Rupiah	317,339	Standard Chartered Bank	8/30/2017	362
8,850,947,569	Indonesian Rupiah	661,308	JPMorgan Chase Bank N.A.	9/20/2017	99
7,094,900,000	Indonesian Rupiah	528,012	JPMorgan Chase Bank N.A.	10/26/2017	(252)
800,000	Malaysian Ringgit	186,480	JPMorgan Chase Bank N.A.	8/3/2017	379
1,500,000	Malaysian Ringgit	350,140	Goldman Sachs International	8/28/2017	(35)
6,939,343	Malaysian Ringgit	1,622,479	Citibank, N.A.	8/30/2017	(2,991)
800,000	Malaysian Ringgit	186,763	Goldman Sachs International	9/5/2017	(122)
2,085,177	Malaysian Ringgit	486,169	JPMorgan Chase Bank N.A.	9/6/2017	299
155,292	Malaysian Ringgit	36,224	JPMorgan Chase Bank N.A.	9/6/2017	5
1,100,000	Malaysian Ringgit	258,095	JPMorgan Chase Bank N.A.	9/6/2017	(1,467)
6,689,775	Malaysian Ringgit	1,560,115	Citibank, N.A.	9/20/2017	275
3,400,000	Malaysian Ringgit	770,102	Goldman Sachs International	10/19/2017	22,454
1,717,245	Malaysian Ringgit	387,903	JPMorgan Chase Bank N.A.	10/20/2017	12,385
536,534	Malaysian Ringgit	123,997	JPMorgan Chase Bank N.A.	10/20/2017	1,069
72,989,575	Mexican Peso	3,773,741	Citibank, N.A.	8/10/2017	320,927
15,635,883	Mexican Peso	810,295	Citibank, N.A.	8/10/2017	66,868
7,835,185	Mexican Peso	421,528	Citibank, N.A.	8/10/2017	18,021
6,886,441	Mexican Peso	376,640	Goldman Sachs International	8/10/2017	9,685
4,054,646	Mexican Peso	226,003	Goldman Sachs International	8/10/2017	1,460
14,379,059	Mexican Peso	793,965	JPMorgan Chase Bank N.A.	8/10/2017	12,691
6,815,086	Mexican Peso	376,641	JPMorgan Chase Bank N.A.	8/10/2017	5,681
11,619,796	Mexican Peso	640,457	Standard Chartered Bank	8/10/2017	11,406
11,631,239	Mexican Peso	658,044	Standard Chartered Bank	9/20/2017	(9,794)
26,359,643	Mexican Peso	1,459,002	JPMorgan Chase Bank N.A.	10/16/2017	4,182
31,800,000	New Taiwan Dollar	1,049,678	Standard Chartered Bank	8/28/2017	3,992
31,300,000	New Taiwan Dollar	1,033,174	Standard Chartered Bank	9/22/2017	5,137
1,506,061	Peruvian Nuevo Sol	465,552	Goldman Sachs International	8/10/2017	(1,161)
2,798,456	Peruvian Nuevo Sol	863,481	JPMorgan Chase Bank N.A.	8/10/2017	(583)
26,902,021	Russian Rubles	442,572	Goldman Sachs International	9/14/2017	3,414
14,045,245	Russian Rubles	231,149	Goldman Sachs International	9/14/2017	1,695
34,200,000	Russian Rubles	573,374	Goldman Sachs International	9/14/2017	(6,401)
56,006,781	Russian Rubles	931,583	JPMorgan Chase Bank N.A.	9/14/2017	(3,094)
12,800,000	Russian Rubles	208,690	Standard Chartered Bank	9/14/2017	3,510
310,316	Singapore Dollar	224,217	JPMorgan Chase Bank N.A.	9/20/2017	4,929
5,880,406	South African Rand	443,280	Goldman Sachs International	9/6/2017	374
596,494	South African Rand	45,964	Goldman Sachs International	9/6/2017	(961)
3,284,331	South African Rand	252,582	Goldman Sachs International	9/6/2017	(4,791)
4,856,563	South African Rand	368,991	JPMorgan Chase Bank N.A.	9/6/2017	(2,583)
6,941,919	South African Rand	523,029	Standard Chartered Bank	9/6/2017	712
1,170,737	South African Rand	90,057	Standard Chartered Bank	9/6/2017	(1,730)
5,212,259	South African Rand	400,443	Standard Chartered Bank	9/6/2017	(7,198)
4,436,096	South African Rand	347,757	Standard Chartered Bank	9/6/2017	(13,071)
8,643,090	South African Rand	660,218	Standard Chartered Bank	9/20/2017	(9,597)
745,047,298	South Korean Won	666,775	JPMorgan Chase Bank N.A.	9/25/2017	(1,311)
17,831,829	Thai Baht	523,183	JPMorgan Chase Bank N.A.	8/30/2017	12,782
7,573,452	Thai Baht	227,392	JPMorgan Chase Bank N.A.	9/20/2017	261
11,582,181	Thai Baht	340,867	Standard Chartered Bank	9/20/2017	7,286
8,374,232	Thai Baht	246,862	Standard Chartered Bank	9/20/2017	4,862
6,356,144	Thai Baht	187,151	Standard Chartered Bank	9/20/2017	3,911
5,814,812	Thai Baht	170,901	Standard Chartered Bank	9/20/2017	3,889
2,386,728	Turkish Lira	664,275	Standard Chartered Bank	9/20/2017	3,724
3,186,588	Turkish Lira	881,121	Standard Chartered Bank	10/19/2017	3,681
Total					$1,978,484

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Cross Currency Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

21,470,407	Czech Koruna	817,816	Euro	Goldman Sachs International	8/2/2017	$6,322
21,924,563	Czech Koruna	832,633	Euro	JPMorgan Chase Bank N.A.	8/2/2017	9,393
5,500,000	Czech Koruna	209,991	Euro	JPMorgan Chase Bank N.A.	8/2/2017	1,034
3,677,155	Czech Koruna	140,146	Euro	JPMorgan Chase Bank N.A.	8/2/2017	986
5,000,000	Czech Koruna	191,108	Euro	JPMorgan Chase Bank N.A.	8/2/2017	696
23,428,207	Czech Koruna	898,390	Euro	JPMorgan Chase Bank N.A.	10/10/2017	1,236
14,000,000	Czech Koruna	537,643	Euro	JPMorgan Chase Bank N.A.	10/10/2017	(202)
7,730,143	Czech Koruna	297,028	Euro	JPMorgan Chase Bank N.A.	10/10/2017	(310)
37,701,897	Czech Koruna	1,452,562	Euro	Citibank, N.A.	10/26/2017	(6,089)
30,575,340	Czech Koruna	1,144,929	Euro	Goldman Sachs International	9/27/2018	39,056
29,341,852	Czech Koruna	1,105,446	Euro	Goldman Sachs International	12/20/2018	28,944
11,531,503	Czech Koruna	431,730	Euro	Goldman Sachs International	12/20/2018	14,684
3,150,395	Czech Koruna	118,192	Euro	Goldman Sachs International	12/20/2018	3,715
1,450,145	Euro	37,701,897	Czech Koruna	Citibank, N.A.	8/2/2017	5,550
757,574	Euro	19,870,228	Czech Koruna	JPMorgan Chase Bank N.A.	8/2/2017	(5,010)
799,877	Euro	3,390,084	Polish Zloty	JPMorgan Chase Bank N.A.	8/8/2017	4,393
146,701	Euro	621,729	Polish Zloty	JPMorgan Chase Bank N.A.	8/8/2017	813
270,074	Euro	1,149,922	Polish Zloty	JPMorgan Chase Bank N.A.	8/8/2017	16
359,890	Euro	1,525,550	Polish Zloty	Standard Chartered Bank	8/8/2017	1,909
191,555	Euro	59,310,157	Hungarian Forint	Citibank, N.A.	8/16/2017	(4,132)
762,960	Euro	234,944,250	Hungarian Forint	Citibank, N.A.	8/16/2017	(11,442)
239,717	Euro	1,019,338	Polish Zloty	JPMorgan Chase Bank N.A.	8/24/2017	624
507,295,365	Hungarian Forint	1,632,646	Euro	Citibank, N.A.	8/16/2017	42,178
53,244,435	Hungarian Forint	172,849	Euro	Citibank, N.A.	8/16/2017	2,661
63,810,812	Hungarian Forint	206,147	Euro	JPMorgan Chase Bank N.A.	8/16/2017	4,379
223,451,831	Hungarian Forint	726,172	Euro	Goldman Sachs International	9/8/2017	10,084
275,989,845	Hungarian Forint	904,198	Euro	Goldman Sachs International	9/8/2017	3,811
64,803,378	Hungarian Forint	209,934	Euro	Standard Chartered Bank	9/8/2017	3,712
57,879,873	Hungarian Forint	188,469	Euro	Goldman Sachs International	9/15/2017	2,150
117,176,846	Hungarian Forint	381,865	Euro	JPMorgan Chase Bank N.A.	9/15/2017	3,984
73,317,682	Hungarian Forint	237,840	Euro	JPMorgan Chase Bank N.A.	9/15/2017	3,790
592,078,274	Hungarian Forint	1,927,502	Euro	Standard Chartered Bank	9/15/2017	22,514
6,450,921	Polish Zloty	1,532,000	Euro	Citibank, N.A.	8/8/2017	(20,119)
2,101,960	Polish Zloty	496,545	Euro	Goldman Sachs International	8/8/2017	(3,430)
3,383,153	Polish Zloty	801,708	Euro	Goldman Sachs International	8/8/2017	(8,489)
734,720	Polish Zloty	174,562	Euro	JPMorgan Chase Bank N.A.	8/8/2017	(2,382)
384,213	Polish Zloty	90,073	Euro	JPMorgan Chase Bank N.A.	8/24/2017	100
701,890	Polish Zloty	165,087	Euro	JPMorgan Chase Bank N.A.	8/24/2017	(457)
1,199,389	Polish Zloty	284,929	Euro	JPMorgan Chase Bank N.A.	8/24/2017	(4,135)
8,194,623	Polish Zloty	1,939,267	Euro	Standard Chartered Bank	8/24/2017	(19,402)
1,087,294	Romanian Leu	238,084	Euro	JPMorgan Chase Bank N.A.	8/28/2017	199
616,854	Romanian Leu	135,327	Euro	JPMorgan Chase Bank N.A.	8/28/2017	(190)
5,100,772	Romanian Leu	1,115,013	Euro	Standard Chartered Bank	8/28/2017	3,181
Total						$136,325

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

5,944,969	Argentine Peso	$336,498	JPMorgan Chase Bank N.A.	8/2/2017	$(446)
2,032,820	Brazilian Real	608,866	Goldman Sachs International	8/11/2017	(41,898)
2,072,704	Brazilian Real	618,127	Goldman Sachs International	8/11/2017	(45,404)
1,960,297	Brazilian Real	586,162	JPMorgan Chase Bank N.A.	8/11/2017	(41,384)
1,752,378	Brazilian Real	553,394	Goldman Sachs International	10/10/2017	(1,898)
4,797,670	Brazilian Real	1,497,353	Goldman Sachs International	10/10/2017	(22,929)
4,079,383	Brazilian Real	1,210,607	Standard Chartered Bank	10/10/2017	(82,065)
100,549,105	Chilean Peso	151,085	Goldman Sachs International	8/14/2017	(3,614)
944,116	Chinese Yuan Renminbi	135,519	JPMorgan Chase Bank N.A.	10/31/2017	(4,192)
4,500,000	Chinese Yuan Renminbi	647,902	JPMorgan Chase Bank N.A.	10/31/2017	(18,011)
4,600,000	Chinese Yuan Renminbi	662,633	JPMorgan Chase Bank N.A.	10/31/2017	(18,077)
5,124,798	Chinese Yuan Renminbi	738,497	Citibank, N.A.	11/14/2017	(19,259)
7,140,952,734	Colombian Peso	2,421,195	Goldman Sachs International	8/8/2017	31,448
1,358,752,783	Colombian Peso	452,993	Goldman Sachs International	8/8/2017	(1,719)
1,355,094,268	Colombian Peso	441,399	Goldman Sachs International	8/8/2017	(12,089)
407,314,253	Colombian Peso	139,015	JPMorgan Chase Bank N.A.	8/8/2017	2,706
545,912,333	Colombian Peso	181,547	JPMorgan Chase Bank N.A.	8/8/2017	(1,144)
1,019,116,747	Colombian Peso	339,626	JPMorgan Chase Bank N.A.	8/8/2017	(1,425)
1,587,635,003	Colombian Peso	529,035	JPMorgan Chase Bank N.A.	8/8/2017	(2,273)
2,550,435,909	Colombian Peso	836,894	JPMorgan Chase Bank N.A.	8/8/2017	(16,619)
9,201,956	Euro	10,712,276	Goldman Sachs International	8/3/2017	(181,568)
361,384	Euro	420,995	JPMorgan Chase Bank N.A.	8/3/2017	(6,834)
162,907	Euro	185,073	JPMorgan Chase Bank N.A.	8/3/2017	(7,786)
675,723	Euro	787,238	JPMorgan Chase Bank N.A.	8/3/2017	(12,725)
1,440,000	Euro	1,668,521	JPMorgan Chase Bank N.A.	8/3/2017	(36,240)
4,436,463	Euro	5,048,886	JPMorgan Chase Bank N.A.	8/3/2017	(203,273)
100,968	Euro	115,277	Standard Chartered Bank	8/3/2017	(4,255)
540,411	Euro	623,064	Standard Chartered Bank	8/3/2017	(16,708)
503,054	Euro	575,182	Citibank, N.A.	9/5/2017	(21,380)
180,181	Euro	212,771	JPMorgan Chase Bank N.A.	9/5/2017	(902)
381,560	Euro	447,199	JPMorgan Chase Bank N.A.	9/5/2017	(5,285)
5,458,173	Euro	6,153,485	JPMorgan Chase Bank N.A.	9/5/2017	(319,255)
4,685,528	Euro	5,418,706	Goldman Sachs International	10/5/2017	(147,167)
4,903,612	Indian Rupee	75,703	JPMorgan Chase Bank N.A.	8/4/2017	(727)
55,200,000	Indian Rupee	852,641	JPMorgan Chase Bank N.A.	8/4/2017	(7,734)
5,042,931,340	Indonesian Rupiah	376,746	Citibank, N.A.	8/30/2017	(1,014)
3,011,000,000	Indonesian Rupiah	225,357	JPMorgan Chase Bank N.A.	8/30/2017	(193)
1,503,700,000	Indonesian Rupiah	111,708	JPMorgan Chase Bank N.A.	8/30/2017	(933)
6,245,722,218	Indonesian Rupiah	466,621	JPMorgan Chase Bank N.A.	8/30/2017	(1,239)
800,000	Malaysian Ringgit	186,829	Goldman Sachs International	8/3/2017	(31)
41,854	Malaysian Ringgit	9,733	JPMorgan Chase Bank N.A.	8/11/2017	(45)
1,663,845	Malaysian Ringgit	386,133	Citibank, N.A.	10/20/2017	(1,707)
959,672	Malaysian Ringgit	220,488	Citibank, N.A.	10/20/2017	(3,211)
1,015,346	Malaysian Ringgit	234,356	JPMorgan Chase Bank N.A.	10/20/2017	(2,320)
6,461,336	Mexican Peso	333,016	Citibank, N.A.	8/10/2017	(29,461)
2,010,210	Mexican Peso	110,357	Goldman Sachs International	8/10/2017	(2,414)
9,412,190	Mexican Peso	499,637	Goldman Sachs International	8/10/2017	(28,381)
5,997,660	Mexican Peso	333,267	JPMorgan Chase Bank N.A.	8/10/2017	(3,198)
8,952,364	Mexican Peso	494,829	JPMorgan Chase Bank N.A.	8/10/2017	(7,393)
11,773,898	Mexican Peso	646,757	JPMorgan Chase Bank N.A.	8/10/2017	(13,752)
16,272,318	Mexican Peso	889,721	JPMorgan Chase Bank N.A.	8/10/2017	(23,146)
19,993,830	Mexican Peso	1,093,640	JPMorgan Chase Bank N.A.	8/10/2017	(28,001)
7,102,267	Mexican Peso	390,589	Standard Chartered Bank	8/10/2017	(7,844)
10,275,957	Mexican Peso	566,023	Standard Chartered Bank	8/10/2017	(10,452)
20,721,952	Mexican Peso	1,165,356	Goldman Sachs International	10/16/2017	15,112
4,100,000	New Taiwan Dollar	135,024	JPMorgan Chase Bank N.A.	9/22/2017	(985)
27,248,172	New Taiwan Dollar	895,732	JPMorgan Chase Bank N.A.	9/22/2017	(8,168)
570,726	Peruvian Nuevo Sol	174,454	Standard Chartered Bank	8/10/2017	(1,528)
2,767,305	Peruvian Nuevo Sol	841,510	Standard Chartered Bank	8/10/2017	(11,783)
25,470,526	Philippine Peso	503,092	Goldman Sachs International	8/29/2017	(983)
25,470,526	Philippine Peso	503,470	Standard Chartered Bank	8/29/2017	(605)
7,925,616	Russian Rubles	136,421	Goldman Sachs International	9/14/2017	5,029
109,252,529	Russian Rubles	1,882,934	JPMorgan Chase Bank N.A.	9/14/2017	71,728
23,000,000	Russian Rubles	384,615	JPMorgan Chase Bank N.A.	9/14/2017	3,318
12,500,000	Russian Rubles	204,132	JPMorgan Chase Bank N.A.	9/14/2017	(3,095)
272,494,596	Russian Rubles	4,473,174	JPMorgan Chase Bank N.A.	9/14/2017	(44,284)
334,122	Singapore Dollar	236,970	JPMorgan Chase Bank N.A.	8/15/2017	(9,626)
1,100,000	Singapore Dollar	789,417	JPMorgan Chase Bank N.A.	8/15/2017	(22,430)
1,102,794	Singapore Dollar	796,332	Citibank, N.A.	9/6/2017	(17,827)
400,000	Singapore Dollar	292,660	JPMorgan Chase Bank N.A.	9/20/2017	(2,711)
261,052	Singapore Dollar	188,574	JPMorgan Chase Bank N.A.	9/20/2017	(4,194)
31,719,075	South African Rand	2,423,711	Citibank, N.A.	9/6/2017	30,629
4,965,810	South African Rand	374,873	Goldman Sachs International	9/6/2017	222
6,210,992	South African Rand	462,625	Goldman Sachs International	9/6/2017	(5,971)
7,870,676	South African Rand	586,880	Goldman Sachs International	9/6/2017	(6,932)
2,337,868	South African Rand	176,141	JPMorgan Chase Bank N.A.	9/6/2017	(243)
1,978,314	South African Rand	150,833	Standard Chartered Bank	9/6/2017	1,577
1,174,700,000	South Korean Won	1,052,033	Goldman Sachs International	8/28/2017	3,136
1,715,463	Thai Baht	50,344	Goldman Sachs International	8/30/2017	(1,217)
3,000,000	Thai Baht	88,371	JPMorgan Chase Bank N.A.	8/30/2017	(1,799)
4,866,259	Thai Baht	142,896	Standard Chartered Bank	8/30/2017	(3,367)
10,300,000	Thai Baht	303,158	JPMorgan Chase Bank N.A.	9/20/2017	(6,453)
2,727,209	Thai Baht	80,196	Standard Chartered Bank	9/20/2017	(1,783)
1,600,000	Turkish Lira	439,603	Citibank, N.A.	10/19/2017	(4,661)
1,700,000	Turkish Lira	470,616	Goldman Sachs International	10/19/2017	(1,414)
4,454,071	Turkish Lira	1,230,283	Standard Chartered Bank	10/19/2017	(6,454)
Total					$(1,474,628)

Cross currency swap contracts ("cross currency swaps")

At July 31, 2017, the Fund had outstanding cross currency swaps as follows:

Counterparty	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed- Rate	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Total Fair Value(b)

Goldman Sachs International	RUB 253,488,047	Receive	3-month Libor	6.88%	5/29/2019	$—	$15,420	$15,420
JPMorgan Chase Bank N.A.	TRY 16,000,000	Pay	3-month Libor	11.19%	10/25/2018	—	(18,058)	(18,058)
Total								$(2,638)

(a)	Notional value represents the value (including any fees or commissions) of the long positions when they were established. RUB = Russian Ruble TRY = Turkish Lira
(b)	Total Fair Value reflects the appreciation/(depreciation) of the cross currency swap plus accrued interest as of July 31, 2017.

Interest rate swap contracts ("interest rate swaps")

At July 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:

Counterparty	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)
CME Group, Inc.	MXN 3,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.71%	1/21/2022	$6,927
CME Group, Inc.	MXN 15,505,918	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.58%	1/28/2022	26,202
CME Group, Inc.	MXN 12,211,377	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.75%	6/23/2022	(2,593)
CME Group, Inc.	MXN 34,769,500	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.71%	7/7/2022	(11,043)
CME Group, Inc.	MXN 19,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.35%	3/20/2024	23,479
CME Group, Inc.	MXN 1,800,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.72%	12/3/2026	4,409
CME Group, Inc.	MXN 3,300,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	8.16%	12/28/2026	13,870
CME Group, Inc.	MXN 9,380,123	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.92%	1/22/2027	30,391
CME Group, Inc.	MXN 6,685,611	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.51%	4/20/2027	10,518
CME Group, Inc	MXN 14,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.61%	3/7/2024	28,396
LCH.Clearnet Limited	PLN 5,256,500	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.51%	1/10/2022	28,016
LCH.Clearnet Limited	PLN 1,250,000	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.33%	4/6/2022	(285)
LCH.Clearnet Limited	PLN 1,600,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.76%	7/3/2027	5,189
Total						$163,476

(a)	Notional amount is stated in the currency in which the swap is denominated. MXN = Mexican Peso PLN = Polish Zloty
(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of July 31, 2017.

At July 31, 2017, the Fund had $273,463 deposited in a segregated account to cover margin requirements on centrally cleared interest rate swaps.

At July 31, 2017, the Fund had outstanding over-the-counter ("OTC") interest rate swaps as follows:

Counterparty	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)
Goldman Sachs International	BRL 3,811,089	Pay	1-day Overnight Brazil (CETIP)	11.81%	1/2/2018	$(26,705)
Goldman Sachs International	BRL 12,431,344	Pay	1-day Overnight Brazil (CETIP)	12.86%	1/2/2018	42,741
Goldman Sachs International	BRL 1,757,009	Pay	1-day Overnight Brazil (CETIP)	12.89%	1/2/2019	38,433
Goldman Sachs International	BRL 5,376,538	Pay	1-day Overnight Brazil (CETIP)	13.39%	1/2/2019	151,818
Goldman Sachs International	BRL 1,152,498	Pay	1-day Overnight Brazil (CETIP)	9.73%	1/2/2020	8,477
Goldman Sachs International	BRL 3,622,798	Pay	1-day Overnight Brazil (CETIP)	12.73%	1/4/2021	158,180
Goldman Sachs International	BRL 1,000,000	Pay	1-day Overnight Brazil (CETIP)	11.99%	1/3/2023	39,304
JPMorgan Chase Bank N.A.	BRL 1,984,200	Pay	1-day Overnight Brazil (CETIP)	9.07%	1/2/2020	4,575
JPMorgan Chase Bank N.A.	BRL 930,916	Pay	1-day Overnight Brazil (CETIP)	9.61%	1/2/2020	5,679
JPMorgan Chase Bank N.A.	BRL 1,063,932	Pay	1-day Overnight Brazil (CETIP)	11.46%	1/2/2020	22,479
JPMorgan Chase Bank N.A.	BRL 31,354	Pay	1-day Overnight Brazil (CETIP)	10.23%	1/4/2021	346
JPMorgan Chase Bank N.A.	BRL 2,071,383	Pay	1-day Overnight Brazil (CETIP)	9.20%	1/4/2021	370
JPMorgan Chase Bank N.A.	BRL 489,151	Pay	1-day Overnight Brazil (CETIP)	10.04%	1/4/2021	4,357
JPMorgan Chase Bank N.A.	CLP 599,800,067	Pay	Sinacofi Chile Interbank Rate Avg (CLICP)	3.55%	4/4/2022	15,456
JPMorgan Chase Bank N.A.	CLP 260,000,000	Pay	Sinacofi Chile Interbank Rate Avg (CLICP)	3.41%	7/11/2022	2,129
JPMorgan Chase Bank N.A.	CLP 231,188,535	Pay	Sinacofi Chile Interbank Rate Avg (CLICP)	3.43%	5/10/2022	3,360
JPMorgan Chase Bank N.A.	CLP 256,265,113	Pay	Sinacofi Chile Interbank Rate Avg (CLICP)	4.06%	6/2/2027	2,122
Goldman Sachs International	COP 270,032,867	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	5.36%	5/23/2022	(656)
JPMorgan Chase Bank, N.A.	COP 1,124,229,971	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	6.96%	11/14/2017	460
Goldman Sachs International	CZK 14,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.61%	8/5/2020	6,700
Goldman Sachs International	CZK 6,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.38%	8/2/2021	7,795
Goldman Sachs International	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.33%	9/1/2021	24,430
Goldman Sachs International	CZK 5,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.87%	3/9/2022	2,998
Goldman Sachs International	CZK 26,000,000	Receive	6M Prague Interbank Offer Rate (PRIBOR)	1.18%	6/30/2027	27,236
JPMorgan Chase Bank N.A.	CZK 97,321,009	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.64%	5/15/2019	10,657
JPMorgan Chase Bank N.A.	CZK 5,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.73%	2/10/2022	4,148
JPMorgan Chase Bank, N.A.	CZK 95,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.54%	2/17/2020	39,856
Goldman Sachs International	HUF 2,200,000,000	Receive	3-month Budapest Interbank Offer Rate (BUBOR)	0.65%	4/11/2019	(12,492)
Goldman Sachs International	HUF 359,014,464	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.27%	1/10/2022	(12,516)
Goldman Sachs International	HUF 520,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)	4.07%	4/12/2027	23,938
JPMorgan Chase Bank N.A.	HUF 250,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)	2.46%	5/16/2027	1,177
JPMorgan Chase Bank, N.A.	HUF 600,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	0.85%	10/10/2019	(16,396)
JPMorgan Chase Bank, N.A.	HUF 382,000,000	Receive	6-month Budapest Interbank Offer Rate (BUPOR)	0.69%	4/20/2020	(2,641)
JPMorgan Chase Bank, N.A.	HUF 128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.38%	6/17/2021	(9,038)
JPMorgan Chase Bank, N.A.	HUF 45,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.30%	4/6/2022	(1,377)
JPMorgan Chase Bank N.A.	ILS 6,467,486	Pay	3M Tel Aviv Interbank Offer Rate(TELBOR)	0.80%	6/28/2022	8,784
JPMorgan Chase Bank N.A.	ILS 550,000	Pay	3M Tel Aviv Interbank Offer Rate (TELBOR)	0.86%	7/12/2022	1,086
Goldman Sachs International	KRW 8,000,000,000	Pay	3-month Certificate of Deposit Rate (KWCDC)	1.32%	11/4/2018	(19,043)
Goldman Sachs International	KRW 3,000,000,000	Receive	3-month Certificate of Deposit Rate (KWCDC)	1.39%	11/4/2021	37,527
Goldman Sachs International	MXN 9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.37%	3/17/2021	(23,951)
Goldman Sachs International	MXN 28,033,731	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.90%	9/12/2022	(65,504)
Goldman Sachs International	MXN 10,713,184	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.21%	12/8/2025	(33,188)
Goldman Sachs International	MXN 9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.17%	3/5/2026	(31,797)
Goldman Sachs International	MXN 5,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.38%	9/16/2026	(13,908)
JPMorgan Chase Bank, N.A.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.13%	6/18/2026	(27,256)
Goldman Sachs International	ZAR 31,000,000	Receive	3M Johannesburg Interbank Agreed Rate (JIBAR)	7.54%	7/6/2022	(35,200)
Total						$364,950

(a)
Notional amount is stated in the currency in which the swap is denominated.
BRL = Brazilian Real
CLP = Chilean Peso
COP = Colombian Peso
CZK = Czech Republic Koruna
HUF = Hungarian Forint
ILS = Israeli Shekel
KRW= South Korean Won
MXN = Mexican Peso
ZAR = South African Rand

(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of July 31, 2017.

At July 31, 2017, the Fund had cash collateral of $210,000 deposited in a segregated account for JPMorgan Chase Bank, N.A. to cover collateral requirements on OTC derivatives. At July 31, 2017, Goldman Sachs International had cash collateral of $270,000 deposited in the Fund’s custodial account to cover collateral requirements on OTC derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$148	$—	$—	$148
Corporate Bonds(a)	—	52,146	—	52,146
Foreign Government Securities
Dominican Republic	—	1,398	43	1,441
Other Foreign Government Securities(a)	—	140,875	—	140,875
Total Foreign Government Securities	—	142,273	43	142,316
Short-Term Investment	—	6,903	—	6,903
Total Investments	$148	$201,322	$43	$201,513

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
Foreign Government Securities(c)
Dominican Republic	$45	$—	$—	$(2)	$—	$—	$—	$—	$43	$(2)
Total	$45	$—	$—	$(2)	$—	$—	$—	$—	$43	$(2)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$145	$—	$—	$145
Liabilities	(23)	—	—	(23)
Forward Contracts(a)
Assets	—	2,582	—	2,582
Liabilities	—	(1,942)	—	(1,942)
Swaps
Assets	—	874	—	874
Liabilities	—	(346)	—	(346)
Total	$122	$1,168	$—	$1,290

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) July 31, 2017

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$140,006	69.0%
Oil & Gas	11,468	5.7%
Banks	8,986	4.4%
Electric	4,583	2.2%
Telecommunications	3,491	1.7%
Real Estate	3,043	1.5%
Iron - Steel	2,574	1.3%
Mining	2,345	1.1%
Lodging	2,248	1.1%
Food	1,931	1.0%
Pipelines	1,798	0.9%
Diversified Financial Services	1,626	0.8%
Chemicals	1,314	0.6%
Retail	961	0.5%
Engineering & Construction	899	0.4%
Metal Fabricate - Hardware	630	0.3%
Transportation	619	0.3%
Gas	602	0.3%
Commercial Services	565	0.3%
Municipal	554	0.3%
Holding Companies - Diversified	538	0.3%
Building Materials	532	0.3%
Real Estate Investment Trusts	522	0.3%
Media	445	0.2%
Investment Companies	414	0.2%
Energy - Alternate Sources	412	0.2%
Beverages	266	0.1%
Forest Products & Paper	212	0.1%
Household Products - Wares	210	0.1%
Internet	207	0.1%
Multi-National	205	0.1%
Pharmaceuticals	203	0.1%
Insurance	201	0.1%
Short-Term Investment and Other Assets-Net	8,356	4.1%
	$202,966	100.0%

* Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 88.7%

Aerospace & Defense 0.7%
	Transdigm Inc.
$1,075	First Lien Term Loan D, 4.29%, due 6/4/21	$1,079
372	Term Loan E1, 4.25%, due 5/14/22	374
1,221	First Lien Term Loan F, 4.23%, due 6/9/23	1,227
		2,680
Air Transport 0.9%
	American Airlines Inc.
584	First Lien Term Loan B, 3.23%, due 6/27/20	585
1,141	First Lien Term Loan B, 3.23%, due 10/10/21	1,143
1,173	First Lien Term Loan, 3.73%, due 4/28/23	1,178
923	United Air Lines, Inc., First Lien Term Loan B, 3.56%, due 4/1/24	928
		3,834
All Telecom 7.9%
4,730	Centurylink, First Lien Term Loan B, 2.75%, due 1/31/25	4,664
1,040	Communications Sales and Leasing Inc., First Lien Term Loan, 4.23%, due 10/24/22	1,041
1,476	Consolidated Communications Inc., First Lien Term Loan B, 4.24%, due 10/5/23	1,475
	Frontier Communications Corp.
324	First Lien Term Loan A, 3.99%, due 3/31/21	312
2,266	First Lien Term Loan B, 4.98%, due 6/1/24	2,174
398	GTT Communications, Inc., Term Loan, 4.50%, due 1/9/24	399
5,539	Intelsat Jackson HLDG, First Lien Term Loan B2, 4.00%, due 6/30/19	5,521	(b)(c)
1,485	Level 3 Financing, Inc., First Lien Term Loan B, 3.48%, due 2/22/24	1,491
657	Midcontinent Communications, First Lien Term Loan B, 3.72%, due 12/31/23	658
615	NeuStar, First Lien Term Loan B2, due 3/1/24	622	(b)(c)
1,283	Premiere Global Services, Inc., First Lien Term Loan, 7.72%, due 12/8/21	1,279
1,267	RCN Grande, First Lien Term Loan, 4.23%, due 2/1/24	1,249
1,016	SBA Communications, First Lien Term Loan B1, 3.49%, due 3/24/21	1,021
3,007	Sprint Communications, Inc., First Lien Term Loan B, 3.75%, due 2/2/24	3,017
215	Switch, First Lien Term Loan B, due 6/20/24	216	(b)(c)
	Syniverse Technologies
405	First Lien Term Loan, 4.30%, due 4/23/19	389
2,390	First Lien Term Loan, 4.30%, due 4/23/19	2,295
1,038	Telesat, First Lien Term Loan B, 4.30%, due 11/17/23	1,048
617	Windstream, First Lien Term Loan B6, 5.23%, due 3/16/21	610
819	Zayo Group, First Lien Term Loan B2, 3.48%, due 1/19/24	822
2,085	Ziggo Secured, First Lien Term Loan E, 3.73%, due 4/23/25	2,088
		32,391
Automotive 1.3%
	ABRA Auto
947	First Lien Term Loan, 4.25%, due 9/17/21	953
700	Second Lien Term Loan, 8.55%, due 9/17/22	701
632	Allison Transmission, First Lien Term Loan B, 3.24%, due 9/23/22	636
	Caliber Collision
676	First Lien Term Loan, 4.23%, due 2/1/24	679
68	First Lien Term Loan DD, 4.23%, due 2/1/24	69
602	Cooper Standard Automotive Inc., First Lien Term Loan B, 3.55%, due 11/2/23	603
486	Dealer Tire LLC, First Lien Term Loan B, 5.06%, due 12/22/21	493
1,158	Midas Intermediate, First Lien Term Loan B, 4.05%, due 8/18/21	1,162
		5,296
Brokers, Dealers & Investment Houses 0.2%
615	Compass Diversified, First Lien Term Loan B, 3.98%, due 6/6/21	619

Building & Development 3.3%
1,756	American Builders & Co. Inc., First Lien Term Loan B, 3.73%, due 10/31/23	1,764
889	Beacon Roofing Supply, First Lien Term Loan B, 3.98%, due 10/1/22	894
	Capital Automotive LP
1,630	First Lien Term Loan B, 4.24%, due 3/16/24	1,645
1,030	Second Lien Term Loan, 7.24%, due 3/24/25	1,046
1,857	DTZ, First Lien Term Loan B, 4.49%, due 11/4/21	1,866
249	Forterra, First Lien Term Loan, 4.23%, due 10/25/23	239
1,111	HD Supply Waterworks, First Lien Term Loan B, 4.00%, due 7/21/24	1,118
	HD Supply, Inc.
362	First Lien Term Loan B, 4.05%, due 8/13/21	362
630	First Lien Term Loan B, 4.05%, due 10/17/23	635
1,157	Jeld Wen, Inc., First Lien Term Loan B, 4.30%, due 7/1/22	1,169
418	Mueller Water Products Inc., First Lien Term Loan B, 3.75%, due 11/25/21	422
331	Ply Gem Industries, Inc., First Lien Term Loan B, 4.30%, due 1/30/21	333
706	Quikrete, Term Loan B, 3.98%, due 11/15/23	709
1,321	Realogy Group, Term Loan, 3.55%, due 7/20/22	1,327
		13,529
Business Equipment & Services 10.3%
2,597	Acosta Inc., First Lien Term Loan B1, 4.48%, due 9/26/21	2,362
	Advantage Sales and Marketing
1,972	First Lien Term Loan, 4.55%, due 7/25/21	1,926
355	First Lien Term Loan B, 4.56%, due 7/25/21	347
640	Second Lien Term Loan, 7.80%, due 7/25/22	605
394	Alixpartners, First Lien Term Loan B, 4.30%, due 4/4/24	397
	Brickman Group Holdings Inc.
1,211	Term Loan, 4.30%, due 12/18/20	1,215
95	Second Lien Term Loan, 7.73%, due 12/18/21	95
507	Brock Holdings III, Second Lien Term Loan B, 11.50%, due 3/16/18	497
585	CCC Information Services Inc., First Lien Term Loan B, 4.24%, due 4/29/24	586
413	Ceridian Corp., First Lien Term Loan B2, 4.73%, due 9/15/20	413
993	Change Healthcare Holdings, First Lien Term Loan B, 3.98%, due 3/1/24	998
1,174	Convergeone, First Lien Term Loan B, 6.05%, due 6/2/24	1,172
1,920	CPA Global, First Lien Term Loan B, 4.81%, due 12/3/20	1,929
1,415	CSC Serviceworks, First Lien Term Loan B, 4.98%, due 11/14/22	1,415
1,380	Element Materials, First Lien Term Loan B, 4.71%, due 6/2/24	1,398
992	Endurance International, First Lien Term Loan, 5.24%, due 2/9/23	1,002	(b)(c)
154	Equinix, Inc., First Lien Term Loan B, 3.73%, due 1/9/23	154
4,226	First Data Corporation, First Lien Term Loan, 3.48%, due 7/10/22	4,238
	FleetCor Technologies
496	First Lien Term Loan B, 3.48%, due 11/14/21	496
1,258	First Lien Term Loan B, 2.00%, due 7/27/24	1,259
1,939	Garda World Security, Term Loan, 7.25%, due 5/3/24	1,962
678	Gartner, First Lien Term Loan B, 3.23%, due 4/5/24	683
1,577	Genesys, First Lien Term Loan B, 5.30%, due 12/1/23	1,588
288	Global Payments, First Lien Term Loan B, 3.23%, due 5/2/23	289
	Kronos
925	Term Loan B, 4.68%, due 11/1/23	936
230	Second Lien Term Loan, 9.42%, due 11/1/24	238
	Mitchell International, Inc.
2,784	First Lien Term Loan, 4.81%, due 10/11/20	2,795	(b)(c)
375	Second Lien Term Loan, 8.81%, due 10/11/21	378
556	On Assignment, First Lien Term Loan B, 3.48%, due 6/5/22	559
1,991	Presidio, First Lien Term Loan, 4.55%, due 2/2/22	2,002
1,789	Protection One, First Lien Term Loan B, 3.98%, due 5/2/22	1,798
988	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	992
1,438	Solera, First Lien Term Loan B, 4.51%, due 3/3/23	1,448
985	Tempo Acquisition LLC, First Lien Term Loan B, 4.23%, due 4/20/24	993
1,462	TRANS UNION LLC, First Lien Term Loan B2, 3.73%, due 4/9/23	1,465
550	Vantiv, First Lien Term Loan B, 3.72%, due 10/14/23	554
800	Wex, First Lien Term Loan B, 3.98%, due 7/1/23	809
		41,993
Cable & Satellite Television 3.6%
1,556	Cablevision Systems Corp., First Lien Term Loan B, 3.48%, due 7/17/25	1,553
1,671	Cequel Communications, LLC, First Lien Term Loan B, 3.48%, due 7/14/25	1,666
	Charter Communications Operating LLC
347	First Lien Term Loan F, 3.24%, due 1/3/21	349
2,325	First Lien Term Loan I, 3.48%, due 1/15/24	2,341
678	Mediacom Illinois LLC, First Lien Term Loan K, 3.45%, due 2/19/24	682
1,466	Numericable, First Lien Term Loan B11, 4.06%, due 7/31/25	1,463
1,035	Telenet, First Lien Term Loan AI, 2.75%, due 6/30/25	1,040
1,235	Unity Media, First Lien Term Loan B, due 9/30/25	1,232	(b)(c)
1,485	UPC Financing Partnership, First Lien Term Loan AP, 3.98%, due 4/15/25	1,492
850	Virgin Media, First Lien Term Loan I, 3.98%, due 1/31/25	854
2,110	Wide Open West, First Lien Term Loan B, 4.48%, due 8/6/23	2,110	(b)(c)
		14,782
Chemicals & Plastics 1.8%
	Allnex
343	First Lien Term Loan B2, 4.48%, due 9/13/23	344
258	First Lien Term Loan B3, 4.48%, due 9/13/23	259
1,130	Dupont Performance Coatings, First Lien Term Loan, 3.30%, due 6/30/24	1,134
	Ineos Finance PLC
953	First Lien Term Loan B, 4.01%, due 3/31/22	958
313	First Lien Term Loan B, 4.01%, due 3/31/24	315
1,055	KIK Custom Products, Inc., First Lien Term Loan B, 5.79%, due 8/26/22	1,067
381	Pq Corp., First Lien Term Loan, 5.56%, due 11/4/22	383
	Solenis
997	First Lien Term Loan, 4.45%, due 7/31/21	1,002
408	Second Lien Term Loan, 7.95%, due 7/31/22	408
1,613	Univar USA, Inc., First Lien Term Loan B, 3.98%, due 7/1/22	1,621
		7,491
Conglomerates 0.5%
1,052	Harland Clark Holdings Corp., First Lien Term Loan B6, 6.80%, due 2/9/22	1,057
270	Penn Engineering, First Lien Term Loan B, 3.98%, due 6/27/24	272
838	Spectrum Brands, Inc., First Lien Term Loan B, 3.27%, due 6/23/22	842
		2,171
Containers & Glass Products 4.4%
	Berlin Packaging
2,744	First Lien Term Loan B, 4.51%, due 10/1/21	2,758
525	Second Lien Term Loan, 7.98%, due 10/1/22	532
	Berry Plastics
1,632	First Lien Term Loan I, 3.80%, due 10/1/22	1,639
1,167	First Lien Term Loan J, 3.72%, due 1/13/24	1,171
1,065	BWAY Corporation, First Lien Term Loan, 4.47%, due 4/3/24	1,070
600	Consolidated Container, First Lien Term Loan B, 4.73%, due 5/9/24	604	(b)(c)
	Constantia Flexibles Group
155	First Lien Term Loan B1, 4.30%, due 4/29/22	155
1,166	First Lien Term Loan B2, 4.30%, due 4/29/22	1,166
977	Fort Dearborn Co., First Lien Term Loan B, 5.30%, due 10/19/23	979
687	Proampac, First Lien Term Loan, 5.20%, due 11/20/23	697
2,040	Reynolds Group, First Lien Term Loan, 4.23%, due 2/5/23	2,048
2,689	SIG Combibloc Group, First Lien Term Loan B, 4.23%, due 3/12/22	2,707
	Tekni-Plex Inc.
1,655	First Lien Term Loan, 4.81%, due 6/1/22	1,663
151	Second Lien Term Loan, 9.06%, due 6/1/23	151
565	Tricorbraun, First Lien Term Loan, 5.05%, due 10/30/23	570
		17,910
Cosmetics - Toiletries 0.2%
892	Prestige Brands, Inc., First Lien Term Loan B4, 3.98%, due 1/26/24	896

Drugs 3.5%
4,040	Endo Pharma, First Lien Term Loan B, 5.50%, due 4/27/24	4,101
4,062	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.02%, due 8/18/22	4,088
605	Pharmaceutical Technologies & Services, First Lien Term Loan B, 3.98%, due 5/20/21	609
5,285	Valeant Pharmaceuticals, First Lien Term Loan BF3, 5.98%, due 4/1/22	5,383
		14,181
Ecological Services & Equipment 0.6%
1,291	ADS Waste Holdings, Inc., First Lien Term Loan B, 3.94%, due 11/10/23	1,301
993	Waste Industries USA Inc., First Lien Term Loan B1, 3.98%, due 2/27/20	997
		2,298
Electronics - Electrical 8.0%
	Applied Systems
887	First Lien Term Loan, 4.55%, due 1/25/21	895
357	Second Lien Term Loan, 7.80%, due 1/23/22	361	(b)(c)
2,104	Avast Software BV, First Lien Term Loan B, 4.55%, due 9/30/23	2,122
1,470	BMC Software, First Lien Term Loan, 5.23%, due 9/10/22	1,479
539	Cision, First Lien Term Loan B, 4.25%, due 6/16/23	538
525	CommScope, First Lien Term Loan B, 3.30%, due 12/29/22	527
1,011	CPI ACQUISITION INC., First Lien Term Loan, 5.96%, due 8/17/22	880
3,959	Datatel-Sophia LP, First Lien Term Loan B, 4.55%, due 9/30/22	3,966
2,793	Dell, First Lien Term Loan, 3.74%, due 9/7/23	2,809
1,269	Go Daddy, First Lien Term Loan B, 3.73%, due 2/15/24	1,274
	Hyland Software, Inc.
808	First Lien Term Loan, 4.48%, due 7/1/22	818	(b)(c)
135	Second Lien Term Loan, 8.23%, due 5/24/25	137
1,611	Infor Global Solutions Ltd., First Lien Term Loan, 4.05%, due 2/1/22	1,611
475	MKS Instruments, Inc., First Lien Term Loan B, due 4/29/23	477	(b)(c)
	Oberthur Technologies
597	First Lien Term Loan B1, 5.05%, due 12/15/23	596
368	First Lien Term Loan B1, 5.05%, due 12/15/23	367
1,622	On Semiconductor, First Lien Term Loan B, 3.48%, due 3/31/23	1,627
	Optiv, Inc.
1,851	First Lien Term Loan, 4.44%, due 2/1/24	1,845
425	Second Lien Term Loan, 8.44%, due 2/1/25	423
202	Peak 10, Second Lien Term Loan, 8.25%, due 7/21/25	205
1,441	Rackspace Hosting, Inc., First Lien Term Loan B, 4.28%, due 11/3/23	1,450
1,602	Riverbed Technology, First Lien Term Loan B, 4.49%, due 4/24/22	1,578
856	Sensata Technologies, First Lien Term Loan B1, 3.47%, due 10/14/21	864
	SkillSoft
597	First Lien Term Loan, 5.98%, due 4/28/21	560
647	Second Lien Term Loan, 9.48%, due 4/28/22	532
1,618	Vertafore, First Lien Term Loan, 4.55%, due 6/17/23	1,626
893	Western Digital Corp., First Lien Term Loan, 3.98%, due 4/29/23	899
1,946	Zebra Technologies, First Lien Term Loan B, 3.31%, due 10/27/21	1,952
		32,418
Equipment Leasing 1.0%
1,260	AER/Int'l Lease Finance Corp., First Lien Term Loan B, 3.55%, due 10/30/22	1,264
2,840	Avolon, First Lien Term Loan B2, 3.98%, due 3/20/22	2,838
		4,102
Financial Intermediaries 2.1%
576	Americold, First Lien Term Loan B, 4.98%, due 12/1/22	583
1,661	CITCO, First Lien Term Loan, 4.23%, due 4/3/22	1,675
565	Fortress Investment Group, First Lien Term Loan B, 3.98%, due 6/12/22	572
1,018	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 4.23%, due 8/18/23	1,023
892	Guggenheim Partners, First Lien Term Loan B, 3.98%, due 7/22/23	898
363	Lender Processing Services, First Lien Term Loan B, 3.50%, due 5/27/22	366
1,069	Royalty Pharma AG, First Lien Term Loan B6, 3.30%, due 3/27/23	1,073
761	SAM Finance, First Lien Term Loan B, 4.50%, due 12/17/20	764
363	TCW Group, First Lien Term Loan B1, 3.47%, due 2/6/20	365
1,421	Walter Investment Mgmt, First Lien Term Loan, 4.98%, due 12/18/20	1,301
		8,620
Food & Drug Retailers 1.9%
	Albertsons LLC
1,059	First Lien Term Loan B4, 3.98%, due 8/25/21	1,056
1,811	First Lien Term Loan B5, 4.29%, due 12/21/22	1,808
838	First Lien Term Loan B6, 4.25%, due 6/22/23	837
1,500	General Nutrition Centers, First Lien Term Loan, 3.74%, due 3/4/19	1,440
2,589	Rite Aid Corp., Second Lien Term Loan 2, 5.17%, due 6/21/21	2,598
		7,739
Food Products 1.0%
515	B&G Foods Inc., First Lien Term Loan B, 3.48%, due 11/2/22	518
576	DE Master Blenders 1753 NV, First Lien Term Loan B, 3.44%, due 7/2/22	578
993	Del Monte Foods, First Lien Term Loan, 4.43%, due 2/18/21	771
340	Nomad Foods Europe Midco Ltd., First Lien Term Loan B, 3.98%, due 4/20/24	342
1,020	Pinnacle Foods Finance, First Lien Term Loan B, 3.23%, due 2/2/24	1,024
960	Post Holdings, First Lien Term Loan B, 3.49%, due 5/24/24	964
		4,197
Food Service 1.8%
668	Aramark Corporation, First Lien Term Loan B, 3.23%, due 3/2/24	673
1,360	Burger King Corporation, First Lien Term Loan B, 3.51%, due 2/17/24	1,360
1,163	Manitowoc Foodservice, First Lien Term Loan B, 4.23%, due 3/3/23	1,175
1,614	US Foods, First Lien Term Loan B, 3.99%, due 6/27/23	1,625
653	Weight Watchers International Inc., Term Loan, 4.55%, due 4/2/20	640
1,972	Yum Brands, Inc., First Lien Term Loan B, 3.23%, due 6/16/23	1,981
		7,454
Health Care 6.9%
1,990	Acadia Healthcare Co., First Lien Term Loan B2, 3.98%, due 2/16/23	2,012
	Air Medical Group Holding
1,215	First Lien Term Loan B, 4.48%, due 4/28/22	1,189
535	First Lien Term Loan B1, 5.23%, due 4/28/22	531
	CHS/Community Health
532	First Lien Term Loan G1, 3.96%, due 12/31/19	532
2,192	First Lien Term Loan H1, 4.21%, due 1/27/21	2,188
1,436	Concentra Operating Company, First Lien Term Loan 1, 4.21%, due 6/1/22	1,445
985	Convatec Inc., First Lien Term Loan B, 3.80%, due 10/26/23	987
959	Davita Inc., First Lien Term Loan B, 3.98%, due 6/24/21	967
2,070	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	2,081
2,147	Grifols SA, First Lien Term Loan B, 3.44%, due 1/19/25	2,158
866	HCA Inc., First Lien Term Loan B9, 3.23%, due 3/18/23	870
3,503	IASIS Heathcare LLC, First Lien Term Loan, 5.30%, due 2/17/21	3,520
499	IMS Health Incorporated, First Lien Term Loan B, 3.26%, due 3/7/24	503
895	INC Research, First Lien Term Loan B, due 6/26/24	901	(b)(c)
1,632	Mallinckrodt International, First Lien Term Loan B, 4.05%, due 9/24/24	1,639
245	Mediware Information System, First Lien Term Loan B, 4.98%, due 2/9/24	246
2,281	Multiplan, Inc., First Lien Term Loan B, 4.30%, due 6/7/23	2,297	(b)(c)
1,059	National Mentor, Inc., First Lien Term Loan B, 4.30%, due 1/31/21	1,068
558	Surgery Partners, First Lien Term Loan, due 6/15/24	563	(b)(c)
2,495	Team Health, Inc., First Lien Term Loan B, 3.98%, due 2/6/24	2,485	(b)(c)
		28,182
Industrial Equipment 4.1%
	Crosby Worldwide
2,495	First Lien Term Loan, 4.17%, due 11/22/20	2,267
520	Second Lien Term Loan, 7.17%, due 11/22/21	427
2,115	Doosan Infracore, First Lien Term Loan B, 3.93%, due 5/19/24	2,128
1,423	Filtration Group, First Lien Term Loan, 3.00%, due 11/21/20	1,435
778	Gates Global LLC, First Lien Term Loan B, 4.55%, due 3/31/24	784
900	Generac Power Systems Inc., First Lien Term Loan B, 3.55%, due 5/31/23	901
448	Harsco, First Lien Term Loan B, 6.25%, due 11/2/23	455
1,395	Husky Injection Molding, First Lien Term Loan B, 4.48%, due 6/30/21	1,404
450	Hyster-Yale Group, First Lien Term Loan B, 5.23%, due 5/30/23	454
2,413	Milacron LLC, First Lien Term Loan B, 4.23%, due 9/24/23	2,426
746	Minimax Viking, First Lien Term Loan B, 3.98%, due 8/16/23	750
2,000	Rexnord Corp., First Lien Term Loan B, 4.05%, due 8/21/23	2,009
1,086	Signode Industrial, First Lien Term Loan B, 4.01%, due 5/1/21	1,089
		16,529
Insurance 0.5%
	Sedgwick Holdings Inc.
1,558	First Lien Term Loan, 3.98%, due 2/28/21	1,560
158	First Lien Term Loan B, 4.55%, due 2/28/21	159
285	Second Lien Term Loan, 6.95%, due 2/28/22	288
120	Second Lien Term Loan, 6.98%, due 2/28/22	121
		2,128
Leisure Goods - Activities - Movies 2.8%
496	Amc Entertainment, First Lien Term Loan B, 3.48%, due 12/15/22	498
898	Bright Horizons, First Lien Term Loan B, 3.48%, due 11/3/23	903
610	Caesars Entertainment, First Lien Term Loan B, due 10/11/20	615	(b)(c)
	Formula One
174	Second Lien Term Loan, 8.00%, due 7/29/22	174	(b)(c)
2,875	First Lien Term Loan B, due 2/1/24	2,890	(b)(c)
210	Match Group Inc., First Lien Term Loan B, 4.47%, due 11/16/22	211
2,700	Nielsen Business Media, First Lien Term Loan B, 4.30%, due 5/22/24	2,732
327	Regal Cinemas Corporation, First Lien Term Loan, 3.23%, due 4/1/22	328
2,075	Seaworld, First Lien Term Loan B5, 4.30%, due 3/31/24	2,082
995	Warner Music, First Lien Term Loan, 3.73%, due 11/1/23	998
		11,431
Lodging & Casinos 6.5%
910	Aristocrat Leisure, First Lien Term Loan, 3.56%, due 10/20/21	913
300	Belmond, First Lien Term Loan B, 3.99%, due 7/3/24	301
1,422	Boyd Gaming Corporation, First Lien Term Loan B, 3.69%, due 9/15/23	1,428
920	Caesars Entertainment, First Lien Term Loan B, due 4/4/24	924	(b)(c)
615	Caesars Growth Properties, First Lien Term Loan, due 5/8/21	619	(b)(c)
1,525	CityCenter, First Lien Term Loan B, 3.73%, due 4/18/24	1,531
2,065	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.80%, due 12/6/21	2,292	(d)
386	Diversey, First Lien Term Loan, 3.00%, due 7/25/24	386
1,167	Extended Stay, First Lien Term Loan B, 3.73%, due 8/30/23	1,173
1,037	Four Seasons Holdings Inc., First Lien Term Loan B, 3.73%, due 11/30/23	1,045
1,489	Hilton Worldwide, First Lien Term Loan B2, 3.23%, due 10/25/23	1,495
903	MGM Growth Properties, First Lien Term Loan B, 3.48%, due 4/25/23	906
	Mohegan Tribal Gaming
317	First Lien Term Loan A, 4.98%, due 10/13/21	319
1,738	First Lien Term Loan B, 5.23%, due 10/13/23	1,758
838	MTR Gaming Group, First Lien Term Loan B, 3.56%, due 4/17/24	836
529	Penn National Gaming, First Lien Term Loan B, 3.73%, due 1/19/24	531
	Scientific Games Corp.
3,005	First Lien Term Loan B3, 5.23%, due 10/1/21	3,008
2,682	First Lien Term Loan B4, 3.25%, due 8/14/24	2,669
1,903	Station Casinos, First Lien Term Loan B, 3.73%, due 6/8/23	1,905
2,602	Twin Rivers Casino, First Lien Term Loan B, 4.80%, due 7/10/20	2,617
		26,656
Oil & Gas 1.0%
374	Chesapeake Energy Corp., First Lien Term Loan, 8.69%, due 8/23/21	401
1,010	EagleClaw, First Lien Term Loan, 5.51%, due 6/6/24	1,014	(b)(c)
2,115	Energy Transfer Equity, First Lien Term Loan, 3.97%, due 2/2/24	2,122
650	Gavilan Resources, Second Lien Term Loan, 7.22%, due 3/1/24	628
		4,165
Publishing 0.6%
893	Nielsen Finance LLC, First Lien Term Loan B4, 3.22%, due 10/4/23	894
285	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.80%, due 8/15/20	286
1,176	Tribune Company, First Lien Term Loan B, 4.23%, due 1/27/24	1,180
		2,360
Radio & Television 2.1%
1,783	Cumulus Media, First Lien Term Loan B, 4.49%, due 12/23/20	1,424
493	Gray Television Inc., First Lien Term Loan B, 3.72%, due 2/7/24	495
1,529	iHeartCommunications Inc., First Lien Term Loan D, 7.98%, due 1/30/19	1,234
308	Lions Gate, First Lien Term Loan B, 4.23%, due 12/8/23	311
1,441	Nexstar Broadcasting, First Lien Term Loan B, 4.24%, due 1/17/24	1,453
896	Sinclair Broadcasting, First Lien Term Loan B2, 3.49%, due 1/3/24	897
2,590	Univision Communications Inc., First Lien Term Loan C5, 3.98%, due 3/15/24	2,580	(b)(c)
		8,394
Retailers (except food & drug) 2.5%
1,776	99¢ Only Stores, First Lien Term Loan B2, 4.75%, due 1/11/19	1,699
	Bass Pro Shops
1,151	First Lien Term Loan B1, 4.47%, due 6/5/20	1,149
2,010	First Lien Term Loan B, 6.30%, due 12/16/23	1,958
	BJS Wholesale Club Inc.
1,363	First Lien Term Loan B, 4.97%, due 1/27/24	1,333
455	Second Lien Term Loan, 8.50%, due 1/27/25	443
877	CDW LLC, First Lien Term Loan B, 3.30%, due 8/17/23	882
173	Jo-Ann Stores, First Lien Term Loan B, 6.39%, due 10/21/23	173
1,155	PetSmart, Inc., First Lien Term Loan B, 4.23%, due 3/10/22	1,091
383	Pilot Travel Centers, First Lien Term Loan B, 3.23%, due 5/25/23	385
	Sally Beauty
370	First Lien Term Loan B1, 3.75%, due 6/22/24	372
555	First Lien Term Loan B2, 4.50%, due 6/22/24	556
		10,041
Steel 0.4%
966	McJunkin Red Man Corporation, First Lien Term Loan, 5.23%, due 11/9/19	973
789	TMS International, First Lien Term Loan B, 4.67%, due 10/16/20	789
		1,762
Surface Transport 0.8%
1,245	Avis Budget Car Rental, First Lien Term Loan B, 3.30%, due 3/15/22	1,240
743	Hertz Corporation, First Lien Term Loan B, 3.99%, due 6/30/23	742
	Kenan Advantage Group
1,026	First Lien Term Loan B1, 4.23%, due 7/29/22	1,027
143	First Lien Term Loan B2, 4.23%, due 7/29/22	143
		3,152
Utilities 5.5%
	Calpine Construction
455	First Lien Term Loan B1, 3.49%, due 5/3/20	454
777	First Lien Term Loan B2, 3.74%, due 1/31/22	775
	Calpine Corp.
119	First Lien Term Loan B6, 4.05%, due 1/15/23	119
1,313	First Lien Term Loan B7, 4.05%, due 5/31/23	1,317
308	First Lien Term Loan B5, 4.05%, due 1/16/24	309
3,406	Dynegy Holdings Inc., First Lien Term Loan C, 4.48%, due 2/7/24	3,422
2,060	Energy Future Intermediate Holding Co. LLC, First Lien Term Loan, 4.23%, due 6/23/18	2,075
1,027	Helix Gen Funding LLC, First Lien Term Loan B, 4.96%, due 6/2/24	1,036	(b)(c)
1,585	Nautilus Power LLC, First Lien Term Loan B, 5.73%, due 5/16/24	1,589
1,264	NRG Energy Inc., First Lien Term Loan B, 3.55%, due 6/30/23	1,267
	RJS Power Holdings LLC
974	First Lien Term Loan B1, 5.24%, due 7/6/23	941
1,517	First Lien Term Loan B2, 5.23%, due 4/6/24	1,466
	Texas Competitive
778	First Lien Term Loan C, 3.98%, due 8/4/23	780
3,393	First Lien Term Loan B, 3.98%, due 8/4/23	3,403
259	First Lien Term Loan B2, 4.48%, due 8/4/24	261
3,027	TPF II, First Lien Term Loan B, 5.23%, due 10/2/23	3,043
		22,257
	Total Loan Assignments (Cost $361,450)	361,658

Corporate Bonds 3.9%

Cable & Satellite Television 0.2%
360	CSC Holdings LLC, 6.75%, due 11/15/21	401	(e)
400	Numericable-SFR SA, 6.00%, due 5/15/22	418	(e)(f)
		819
Chemicals 0.1%
370	PQ Corp., 6.75%, due 11/15/22	401	(e)(f)

Electric - Generation 0.1%
390	NRG Energy, Inc., 6.25%, due 7/15/22	410	(e)

Electric - Integrated 0.1%
255	PPL Energy Supply LLC, 4.60%, due 12/15/21	204	(e)

Energy - Exploration & Production 0.3%
475	Chesapeake Energy Corp., 8.00%, due 12/15/22	504	(e)(f)
1,200	EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, due 2/15/25	932	(e)(f)
		1,436
Gaming 0.3%
725	GLP Capital L.P./GLP Financing II, Inc., 4.38%, due 11/1/18	736	(e)
295	Int'l Game Technology PLC, 5.63%, due 2/15/20	313	(f)
375	Scientific Games Int'l, Inc., 7.00%, due 1/1/22	399	(e)(g)
		1,448
Gas Distribution 0.5%
	Cheniere Corpus Christi Holdings LLC
380	5.88%, due 3/31/25	412	(e)
420	5.13%, due 6/30/27	437	(e)(f)
415	Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, due 5/1/21	394	(e)
325	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	355	(e)
370	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, due 11/15/23	365	(e)
		1,963
Health Facilities 0.3%
215	MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, due 2/15/22	222	(e)
899	Tenet Healthcare Corp., 4.63%, due 7/15/24	894	(e)(f)
		1,116
Oil Field Equipment & Services 0.1%
340	Precision Drilling Corp., 7.75%, due 12/15/23	342

Packaging 0.5%
765	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, due 9/15/22	786	(e)(f)
880	BWAY Holding Co., 5.50%, due 4/15/24	923	(e)(f)
475	Reynolds Group Issuer, Inc., 4.80%, due 7/15/21	485	(a)(e)(f)
		2,194
Pharmaceuticals 0.9%
870	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.88%, due 10/15/24	900	(e)(f)
	Valeant Pharmaceuticals Int'l, Inc.
1,045	6.50%, due 3/15/22	1,103	(e)(f)
540	5.88%, due 5/15/23	464	(e)(f)
1,055	7.00%, due 3/15/24	1,124	(e)(f)
		3,591
Support - Services 0.3%
420	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, due 6/1/22	419	(e)(f)
630	Hertz Corp., 7.63%, due 6/1/22	623	(e)(f)
		1,042
Telecom - Wireless 0.2%
880	Sprint Spectrum Co., LLC, 3.36%, due 9/20/21	892	(e)(f)

	Total Corporate Bonds (Cost $15,669)	15,858

Asset-Backed Securities 2.6%
543	AIMCO CLO, Ser. 2015-AA, Class E, 9.12%, due 1/15/28	550	(a)(e)(f)
285	ALM VII Ltd., Ser. 2012-7A, Class DR, 8.40%, due 10/15/28	290	(a)(e)(f)
390	Apidos CLO, Ser. 2015-22A, Class D, 7.31%, due 10/20/27	391	(a)(e)(f)
500	Ares XLIII CLO Ltd., Ser. 2017-43A, Class E, 7.56%, due 10/15/29	495	(a)(e)(f)
405	Babson CLO Ltd., Ser. 2015-2A, Class E, 6.86%, due 7/20/27	402	(a)(e)(f)
640	Benefit Street Partners CLO Ltd., Ser. 2015-VIIA, Class D, 6.65%, due 7/18/27	625	(a)(e)(f)
285	California Street CLO IX L.P., Ser. 2012-9A, Class ER, 8.48%, due 10/16/28	289	(a)(e)(f)
325	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 6.31%, due 7/20/26	316	(a)(e)(f)
385	Highbridge Loan Management Ltd., Ser. 2015-7A, Class E, 6.93%, due 11/15/26	384	(a)(e)(f)
270	LCM Ltd. Partnership, Ser. 19A, Class E2, 7.00%, due 7/15/27	269	(a)(e)(f)
385	Magnetite CLO Ltd., Ser. 2015-15A, Class E, 7.76%, due 10/25/27	387	(a)(e)(f)
640	MP CLO VIII Ltd., Ser. 2015-2A, Class E, 7.21%, due 10/28/27	634	(a)(e)(f)
	Palmer Square CLO Ltd.
1,000	Ser. 2013-2A, Class DR, 7.40%, due 10/17/27	996	(a)(e)(f)
1,000	Ser. 2015-1A, Class DR, 7.37%, due 5/21/29	1,001	(a)(e)(f)
335	Riserva CLO Ltd., Ser. 2016-3A, Class E, 8.05%, due 10/18/28	333	(a)(e)(f)
500	Symphony CLO XIV Ltd., Ser. 2014-14A, Class E, 5.90%, due 7/14/26	471	(a)(e)(f)
685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, 8.55%, due 7/17/28	687	(a)(e)(f)
250	TIAA CLO Ltd., Ser. 2017-1A, Class E, 7.06%, due 4/20/29	235	(a)(e)(f)
1,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, 7.98%, due 7/25/29	980	(a)(f)
405	Voya CLO Ltd., Ser. 2015-3A, Class D2, 6.76%, due 10/20/27	397	(a)(e)(f)
445	Webster Park CLO Ltd., Ser. 2015-1A, Class D, 7.41%, due 1/20/27	450	(a)(e)(f)

	Total Asset-Backed Securities (Cost $10,103)	10,582

NUMBER OF SHARES

Short-Term Investment 6.6%

Investment Company 6.6%
27,107,295	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $27,107)	27,107	(e)(h)

	Total Investments 101.8% (Cost $414,329)	415,205	##

	Liabilities Less Other Assets (1.8)%	(7,239)	(i)#

	Net Assets 100.0%	$407,966

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)	All or a portion of this security has not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Illiquid security.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities and /or delayed delivery securities with a total value of approximately $51,151,000.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $22,200,000, which represents 5.4% of net asset of the Fund. Securities denoted with (f) but without (d) have been deemed by the investment manager to be liquid.

(g)
Security exempt from registration pursuant to Regulation S under the 1933 Act. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2017 amounted to approximately $399,000, which represents 0.1% of net assets of the Fund.

(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	As July 31, 2017, the value of unfunded loan commitments was approximately $57,000 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Automotive	$—	$4,803	$493	$5,296
Business Equipment & Services	—	41,342	651	41,993
Containers & Glass Products	—	15,459	2,451	17,910
Electronics - Electrical	—	31,600	818	32,418
Financial Intermediaries	—	7,306	1,314	8,620
Industrial Equipment	—	15,779	750	16,529
Insurance	—	1,840	288	2,128
Lodging & Casinos	—	24,364	2,292	26,656
Steel	—	973	789	1,762
Other Loan Assignments(a)	—	208,346	—	208,346
Total Loan Assignments	—	351,812	9,846	361,658
Corporate Bonds(a)	—	15,858	—	15,858
Asset-Backed Securities	—	10,582	—	10,582
Short-Term Investment	—	27,107	—	27,107
Total Investments	$—	$405,359	$9,846	$415,205

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities: (000’s omitted)
Loan Assignments(c)
Automotive	$1,141	$—	$(0)(d)	$4	$—	$(4)	$—	$(648)	$493	$4
Building & Development	635	—	—	—	—	—	—	(635)	—	—
Business Equipment & Services	—	1	—	16	156	—	478	—	651	16
Containers & Glass Products	1,226	1	0(d)	(7)	900	(783)	1,114	—	2,451	(2)
Electronics - Electrical	433	—	—	10	810	(2)	—	(433)	818	10
Financial Intermediaries	—	(1)	(0)(d)	(3)	1,099	(13)	232	—	1,314	(3)
Industrial Equipment	—	—	(0)(d)	1	753	(4)	—	—	750	1
Insurance	—	—	—	2	286	—	—	—	288	2
Leisure Goods - Activities - Movies	686	—	—	—	—	—	—	(686)	—	—
Lodging & Casinos	—	8	—	53	901	—	1,330	—	2,292	53
Steel	489	1	—	7	324	(32)	—	—	789	7
Total	$4,610	$10	$(0)(d)	$83	$5,229	$(838)	$3,154	$(2,402)	$9,846	$88

(c)
Securities categorized as Level 3 are valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended July 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $2,402,000 was transferred from Level 3 to Level 2. Also, approximately $3,154,000 was transferred from Level 2 to Level 3.  Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2017, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments High Income Bond Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 6.3%

All Telecom 0.2%
$6,600	Centurylink, First Lien Term Loan B, 2.75%, due 1/31/25	$6,507

Business Equipment & Services 1.5%
18,253	Advantage Sales and Marketing, Second Lien Term Loan, 7.80%, due 7/25/22	17,249	(b)(c)
17,468	First Data Corporation, First Lien Term Loan, 3.48%, due 7/10/22	17,515
5,311	Presidio, First Lien Term Loan, 4.55%, due 2/2/22	5,341
7,100	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	7,132	(b)(c)
		47,237
Cable & Satellite Television 0.4%
4,876	Cablevision Systems Corp., First Lien Term Loan B, 3.48%, due 7/17/25	4,865
8,679	Wide Open West, First Lien Term Loan B, 4.48%, due 8/6/23	8,678
		13,543
Conglomerates 0.2%
6,305	Harland Clark Holdings Corp., First Lien Term Loan B6, 6.80%, due 2/9/22	6,332

Containers & Glass Products 0.5%
16,159	Reynolds Group, First Lien Term Loan, 4.23%, due 2/5/23	16,226

Drugs 0.2%
5,570	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.02%, due 8/18/22	5,606

Electronics - Electrical 0.2%
5,341	Rackspace Hosting, Inc., First Lien Term Loan B, 4.28%, due 11/3/23	5,373

Equipment Leasing 0.2%
5,745	Avolon, First Lien Term Loan B2, 3.98%, due 3/20/22	5,741

Food & Drug Retailers 0.2%
7,690	General Nutrition Centers, First Lien Term Loan, 3.74%, due 3/4/19	7,379

Health Care 0.7%
8,579	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	8,627
2,745	Multiplan, Inc., First Lien Term Loan B, 4.30%, due 6/7/23	2,764
11,930	Team Health, Inc., First Lien Term Loan B, 3.98%, due 2/6/24	11,882
		23,273
Leisure Goods - Activities - Movies 0.2%
3,070	Match Group Inc., First Lien Term Loan B, 4.47%, due 11/16/22	3,081
4,100	Seaworld, First Lien Term Loan B5, 4.30%, due 3/31/24	4,113	(b)(c)
		7,194
Lodging & Casinos 0.6%
11,520	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.80%, due 12/6/21	12,787	(d)
6,938	Extended Stay, First Lien Term Loan B, 3.73%, due 8/30/23	6,972
		19,759
Radio & Television 0.4%
2,534	Sinclair Broadcasting, First Lien Term Loan B2, 3.49%, due 1/3/24	2,539
9,981	Univision Communications Inc., First Lien Term Loan C5, 3.98%, due 3/15/24	9,940	(b)(c)
		12,479
Retailers (except food & drug) 0.4%
	Bass Pro Shops
4,392	First Lien Term Loan B1, 4.47%, due 6/5/20	4,385
3,345	First Lien Term Loan B, 6.30%, due 12/16/23	3,258
6,479	BJS Wholesale Club Inc., First Lien Term Loan B, 4.97%, due 1/27/24	6,334
		13,977
Utilities 0.4%
8,095	Calpine Corp., First Lien Term Loan B6, 4.05%, due 1/15/23	8,118
2,751	Texas Competitive, First Lien Term Loan B2, 4.48%, due 8/4/24	2,771
		10,889
	Total Loan Assignments (Cost $199,432)	201,515

Corporate Bonds 88.5%

Advertising 1.3%
3,385	Lamar Media Corp., 5.75%, due 2/1/26	3,677
10,480	MDC Partners, Inc., 6.50%, due 5/1/24	10,532	(e)
20,000	Nielsen Finance LLC, 5.00%, due 4/15/22	20,625	(e)
6,630	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, due 10/1/20	6,713
		41,547
Auto Parts & Equipment 0.4%
7,160	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	7,375	(e)(f)
4,315	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	4,423	(e)
		11,798
Banking 2.6%
	Ally Financial, Inc.
13,955	6.25%, due 12/1/17	14,150
22,975	3.60%, due 5/21/18	23,239
6,295	3.25%, due 11/5/18	6,375
24,840	8.00%, due 3/15/20	28,194
	CIT Group, Inc.
1,948	5.50%, due 2/15/19	2,044	(e)
10,155	3.88%, due 2/19/19	10,396
		84,398
Building & Construction 2.3%
	CalAtlantic Group, Inc.
5,240	5.25%, due 6/1/26	5,437
3,810	5.00%, due 6/15/27	3,867
	Lennar Corp.
11,305	4.75%, due 12/15/17	11,315
9,740	4.75%, due 11/15/22	10,330
8,225	4.88%, due 12/15/23	8,739
2,330	4.75%, due 5/30/25	2,447
4,712	Meritage Homes Corp., 6.00%, due 6/1/25	5,083
6,375	PulteGroup, Inc., 4.25%, due 3/1/21	6,617
3,565	Ryland Group, Inc., 5.38%, due 10/1/22	3,868
3,065	Standard Pacific Corp., 8.38%, due 1/15/21	3,594
8,083	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	8,588	(e)
4,735	Toll Brothers Finance Corp., 4.38%, due 4/15/23	4,942
		74,827
Building Materials 0.8%
5,265	Allegion PLC, 5.88%, due 9/15/23	5,675
	HD Supply, Inc.
9,645	5.25%, due 12/15/21	10,121	(e)
3,890	5.75%, due 4/15/24	4,167	(e)
4,050	USG Corp., 5.50%, due 3/1/25	4,324	(e)
		24,287
Cable & Satellite Television 7.7%
	Altice Luxembourg SA
10,220	7.75%, due 5/15/22	10,859	(e)
6,035	7.63%, due 2/15/25	6,616	(e)
6,035	Altice US Finance I Corp., 5.50%, due 5/15/26	6,397	(e)
	CCO Holdings LLC/CCO Holdings Capital Corp.
12,100	5.25%, due 9/30/22	12,478
14,940	5.13%, due 5/1/23	15,687	(e)
17,645	5.75%, due 2/15/26	18,968	(e)
3,070	5.13%, due 5/1/27	3,174	(e)
8,785	5.88%, due 5/1/27	9,449	(e)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
5,901	6.38%, due 9/15/20	6,004	(e)
10,057	5.13%, due 12/15/21	10,280	(e)
	CSC Holdings LLC
15,238	10.88%, due 10/15/25	19,009	(e)
3,085	5.50%, due 4/15/27	3,286	(e)
6,715	CSC Holdings, Inc., 7.63%, due 7/15/18	7,051
	DISH DBS Corp.
8,464	6.75%, due 6/1/21	9,342
11,550	5.88%, due 11/15/24	12,532
4,690	7.75%, due 7/1/26	5,616
	Numericable-SFR SA
34,670	6.00%, due 5/15/22	36,273	(e)
19,570	7.38%, due 5/1/26	21,185	(e)
3,365	UPCB Finance IV Ltd., 5.38%, due 1/15/25	3,508	(e)
2,890	Virgin Media Finance PLC, 6.00%, due 10/15/24	3,058	(e)
11,105	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	11,771	(e)
13,435	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	13,905	(e)
		246,448
Chemicals 1.3%
5,020	CF Industries, Inc., 5.38%, due 3/15/44	4,518
	Momentive Performance Materials, Inc.
4,775	8.88%, due 10/15/20	0	(d)(g)(h)(i)
4,775	3.88%, due 10/24/21	4,787
	NOVA Chemicals Corp.
9,385	4.88%, due 6/1/24	9,444	(e)
8,835	5.00%, due 5/1/25	8,879	(e)
9,005	5.25%, due 6/1/27	9,028	(e)
	WR Grace & Co-Conn
2,430	5.13%, due 10/1/21	2,612	(e)
1,555	5.63%, due 10/1/24	1,672	(e)
		40,940
Consumer - Commercial Lease Financing 4.0%
	Aircastle Ltd.
9,230	4.63%, due 12/15/18	9,507
2,140	6.25%, due 12/1/19	2,314
6,185	5.13%, due 3/15/21	6,556
2,990	5.50%, due 2/15/22	3,244
4,740	5.00%, due 4/1/23	5,043
	Navient Corp.
2,145	5.50%, due 1/15/19	2,228
24,220	4.88%, due 6/17/19	25,007
3,175	8.00%, due 3/25/20	3,512
10,150	5.88%, due 10/25/24	10,340
8,459	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	8,903	(e)
	Park Aerospace Holdings Ltd.
15,510	5.25%, due 8/15/22	15,781	(e)(j)
15,980	5.50%, due 2/15/24	16,270	(e)
8,300	SLM Corp., 6.13%, due 3/25/24	8,632
	Springleaf Finance Corp.
3,175	7.75%, due 10/1/21	3,560
6,850	6.13%, due 5/15/22	7,193
		128,090
Discount Stores 0.2%
7,235	Dollar Tree, Inc., 5.75%, due 3/1/23	7,660

Electric - Generation 2.8%
	Calpine Corp.
10,220	6.00%, due 1/15/22	10,539	(e)
19,850	5.38%, due 1/15/23	19,279
	Dynegy, Inc.
6,880	5.88%, due 6/1/23	6,613
4,805	7.63%, due 11/1/24	4,757
	NRG Energy, Inc.
5,160	6.25%, due 7/15/22	5,424
5,885	6.63%, due 3/15/23	6,084
15,735	7.25%, due 5/15/26	16,640
21,150	6.63%, due 1/15/27	21,732
		91,068
Electric - Integrated 1.0%
9,460	IPALCO Enterprises, Inc., 5.00%, due 5/1/18	9,602
20,450	PPL Energy Supply LLC, 4.60%, due 12/15/21	16,360
	Talen Energy Supply LLC
2,115	9.50%, due 7/15/22	1,866	(e)
5,460	6.50%, due 6/1/25	3,945
		31,773
Electronics 1.3%
10,390	Amkor Technology, Inc., 6.38%, due 10/1/22	10,806
3,630	Flextronics Int'l Ltd., 5.00%, due 2/15/23	3,985
	Micron Technology, Inc.
4,960	5.25%, due 8/1/23	5,175	(e)
3,390	5.50%, due 2/1/25	3,597
2,925	5.63%, due 1/15/26	3,064	(e)
5,800	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	6,083	(e)
5,935	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	6,469	(e)
4,105	Zebra Technologies Corp., 7.25%, due 10/15/22	4,369
		43,548
Energy - Exploration & Production 5.8%
	Antero Resources Corp.
4,440	5.38%, due 11/1/21	4,573
9,360	5.13%, due 12/1/22	9,500
7,675	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	7,867	(e)
	Bill Barrett Corp.
8,608	7.00%, due 10/15/22	7,833
1,255	8.75%, due 6/15/25	1,142
	Chesapeake Energy Corp.
4,160	6.13%, due 2/15/21	4,066
3,920	5.38%, due 6/15/21	3,655
10,605	5.50%, due 9/15/26	10,022	(e)
3,670	Concho Resources, Inc., 5.50%, due 4/1/23	3,789
	Continental Resources, Inc.
2,578	4.50%, due 4/15/23	2,514
8,190	3.80%, due 6/1/24	7,576
3,105	4.90%, due 6/1/44	2,655
	EP Energy LLC/Everest Acquisition Finance, Inc.
20,250	9.38%, due 5/1/20	17,238
6,489	7.75%, due 9/1/22	4,380
22,050	6.38%, due 6/15/23	13,947
5,205	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	5,433	(e)
6,890	Newfield Exploration Co., 5.38%, due 1/1/26	7,183
	Oasis Petroleum, Inc.
2,345	6.50%, due 11/1/21	2,316
9,560	6.88%, due 3/15/22	9,464
3,540	PDC Energy, Inc., 6.13%, due 9/15/24	3,633	(e)
	Range Resources Corp.
6,375	5.00%, due 8/15/22	6,311	(e)
6,540	5.00%, due 3/15/23	6,458	(e)
	Sanchez Energy Corp.
2,345	7.75%, due 6/15/21	2,122
12,160	6.13%, due 1/15/23	9,949
	SM Energy Co.
6,435	6.13%, due 11/15/22	6,304
3,425	5.00%, due 1/15/24	3,185
	Whiting Petroleum Corp.
9,250	5.75%, due 3/15/21	8,776
10,760	6.25%, due 4/1/23	10,115
3,745	WPX Energy, Inc., 5.25%, due 9/15/24	3,689
		185,695
Food & Drug Retail 0.8%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
14,405	6.63%, due 6/15/24	13,541	(e)
10,670	5.75%, due 3/15/25	9,656	(e)
3,655	Rite Aid Corp., 6.13%, due 4/1/23	3,623	(e)
		26,820
Food - Wholesale 1.1%
14,804	NBTY, Inc., 7.63%, due 5/15/21	15,951	(e)
	Post Holdings, Inc.
7,955	6.00%, due 12/15/22	8,412	(e)
4,140	5.50%, due 3/1/25	4,368	(e)
5,225	5.75%, due 3/1/27	5,539	(e)
		34,270
Gaming 2.7%
	Boyd Gaming Corp.
6,480	6.88%, due 5/15/23	6,966
6,230	6.38%, due 4/1/26	6,791
	GLP Capital L.P./GLP Financing II, Inc.
15,310	4.88%, due 11/1/20	16,190
6,265	5.38%, due 11/1/23	6,768
3,495	Int'l Game Technology PLC, 5.63%, due 2/15/20	3,702	(e)
4,840	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	5,276
	MGM Resorts Int'l
8,485	8.63%, due 2/1/19	9,312
4,980	6.63%, due 12/15/21	5,602
2,850	7.75%, due 3/15/22	3,348
	Scientific Games Int'l, Inc.
5,197	6.25%, due 9/1/20	5,275
6,110	10.00%, due 12/1/22	6,813
3,573	Station Casinos LLC, 7.50%, due 3/1/21	3,725
5,860	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	6,166	(e)
		85,934
Gas Distribution 7.1%
9,410	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	9,716
	Cheniere Corpus Christi Holdings LLC
9,695	5.88%, due 3/31/25	10,507
7,175	5.13%, due 6/30/27	7,471	(e)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
8,945	6.25%, due 4/1/23	9,113
3,075	5.75%, due 4/1/25	3,087
	DCP Midstream LLC
2,490	9.75%, due 3/15/19	2,773	(e)
2,115	5.35%, due 3/15/20	2,221	(e)
2,050	4.75%, due 9/30/21	2,106	(e)
7,460	6.75%, due 9/15/37	8,057	(e)
7,210	5.85%, due 5/21/43	6,705	(a)(e)
	DCP Midstream Operating L.P.
4,685	2.50%, due 12/1/17	4,673
4,400	5.60%, due 4/1/44	4,180
	Duke Energy Corp.
2,360	8.13%, due 8/16/30	2,808
4,400	6.45%, due 11/3/36	4,708	(e)
	Energy Transfer Equity L.P.
9,340	7.50%, due 10/15/20	10,554
7,580	5.88%, due 1/15/24	8,167
3,160	5.50%, due 6/1/27	3,318
	Ferrellgas L.P./Ferrellgas Finance Corp.
9,160	6.75%, due 1/15/22	8,656
9,400	6.75%, due 6/15/23	8,860
	NuStar Logistics L.P.
3,045	4.80%, due 9/1/20	3,167
4,555	5.63%, due 4/28/27	4,828
10,470	Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	10,784
	Rockies Express Pipeline LLC
8,351	5.63%, due 4/15/20	8,834	(e)
3,825	7.50%, due 7/15/38	4,351	(e)
6,865	6.88%, due 4/15/40	7,564	(e)
16,185	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	15,897
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
159	5.50%, due 8/15/22	160
9,815	5.75%, due 4/15/25	9,938
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
9,605	4.25%, due 11/15/23	9,461
7,110	6.75%, due 3/15/24	7,697
10,005	5.13%, due 2/1/25	10,305	(e)
5,595	5.38%, due 2/1/27	5,805	(e)
	Williams Cos., Inc.
4,255	Ser. A, 7.50%, due 1/15/31	5,063
7,615	5.75%, due 6/24/44	7,920
		229,454
Health Facilities 6.0%
	CHS/Community Health Systems, Inc.
1,745	7.13%, due 7/15/20	1,687
7,825	6.88%, due 2/1/22	6,661
	Columbia/HCA Corp.
8,805	7.69%, due 6/15/25	10,247
535	7.05%, due 12/1/27	602
	HCA, Inc.
4,635	6.50%, due 2/15/20	5,064
3,090	5.88%, due 3/15/22	3,417
10,345	4.75%, due 5/1/23	10,888
13,425	5.00%, due 3/15/24	14,251
8,580	5.38%, due 2/1/25	9,130
10,085	5.25%, due 4/15/25	10,942
9,785	5.88%, due 2/15/26	10,666
6,100	4.50%, due 2/15/27	6,243
21,535	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	21,616
4,590	LifePoint Health, Inc., 5.88%, due 12/1/23	4,877
	MPT Operating Partnership L.P./MPT Finance Corp.
6,195	6.38%, due 3/1/24	6,753
13,253	5.50%, due 5/1/24	13,949
10,875	5.25%, due 8/1/26	11,364
10,815	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	11,229
	Tenet Healthcare Corp.
8,885	7.50%, due 1/1/22	9,596	(e)
3,165	8.13%, due 4/1/22	3,402
18,691	4.63%, due 7/15/24	18,597	(e)
2,328	6.88%, due 11/15/31	2,095
		193,276
Health Services 0.7%
4,885	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	5,022
5,430	DaVita, Inc., 5.75%, due 8/15/22	5,607
	Service Corp. Int'l
5,095	5.38%, due 1/15/22	5,222
6,260	5.38%, due 5/15/24	6,644
		22,495
Hotels 0.5%
14,238	ESH Hospitality, Inc., 5.25%, due 5/1/25	14,879	(e)

Investments & Misc. Financial Services 0.9%
11,010	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, due 3/15/19	11,155
	MSCI, Inc.
8,585	5.25%, due 11/15/24	9,165	(e)
9,250	5.75%, due 8/15/25	10,036	(e)
		30,356
Machinery 0.8%
	CNH Industrial Capital LLC
3,360	3.38%, due 7/15/19	3,410
3,620	4.88%, due 4/1/21	3,831
5,475	4.38%, due 4/5/22	5,742
5,900	CNH Industrial NV, 4.50%, due 8/15/23	6,254
4,560	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	5,301
		24,538
Managed Care 0.2%
5,760	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	6,235	(e)

Media Content 2.7%
12,430	Gannett Co., Inc., 5.13%, due 10/15/19	12,632
	Gray Television, Inc.
5,215	5.13%, due 10/15/24	5,339	(e)
2,355	5.88%, due 7/15/26	2,437	(e)
6,408	iHeartCommunications, Inc., 11.25%, due 3/1/21	4,886
	Netflix, Inc.
5,805	5.50%, due 2/15/22	6,284
4,875	4.38%, due 11/15/26	4,936	(e)
	Sinclair Television Group, Inc.
1,560	5.38%, due 4/1/21	1,603
4,455	5.13%, due 2/15/27	4,411	(e)
	Sirius XM Radio, Inc.
1,140	4.63%, due 5/15/23	1,170	(e)
6,073	6.00%, due 7/15/24	6,551	(e)
10,195	5.38%, due 7/15/26	10,685	(e)
9,445	5.00%, due 8/1/27	9,647	(e)
	Univision Communications, Inc.
5,449	6.75%, due 9/15/22	5,660	(e)
11,640	5.13%, due 5/15/23	11,873	(e)
		88,114
Medical Products 0.5%
	Fresenius Medical Care US Finance II, Inc.
9,775	6.50%, due 9/15/18	10,239	(e)
2,825	5.88%, due 1/31/22	3,189	(e)
3,505	4.75%, due 10/15/24	3,772	(e)
		17,200
Metals - Mining Excluding Steel 3.3%
3,500	Alcoa, Inc., 5.13%, due 10/1/24	3,723
	First Quantum Minerals Ltd.
7,035	7.00%, due 2/15/21	7,299	(e)
9,215	7.25%, due 5/15/22	9,555	(e)
	FMG Resources (August 2006) Pty Ltd.
12,830	9.75%, due 3/1/22	14,578	(e)
2,540	4.75%, due 5/15/22	2,610	(e)
2,580	5.13%, due 5/15/24	2,683	(e)
	Freeport-McMoRan, Inc.
7,220	2.38%, due 3/15/18	7,211
1,815	4.00%, due 11/14/21	1,813
12,170	3.88%, due 3/15/23	11,790
9,495	5.40%, due 11/14/34	8,934
7,185	5.45%, due 3/15/43	6,610
	Hudbay Minerals, Inc.
2,105	7.25%, due 1/15/23	2,281	(e)
5,725	7.63%, due 1/15/25	6,283	(e)
6,425	Novelis Corp., 5.88%, due 9/30/26	6,762	(e)
	Teck Resources Ltd.
3,690	4.75%, due 1/15/22	3,882
10,010	6.25%, due 7/15/41	10,873
		106,887
Oil Field Equipment & Services 0.6%
	Precision Drilling Corp.
5,300	6.63%, due 11/15/20	5,247
5,970	6.50%, due 12/15/21	5,866
7,590	5.25%, due 11/15/24	6,812
		17,925
Packaging 2.0%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,285	4.25%, due 9/15/22	3,375	(e)
12,035	6.00%, due 2/15/25	12,855	(e)
	Ball Corp.
3,010	4.38%, due 12/15/20	3,153
8,730	5.00%, due 3/15/22	9,395
5,975	Berry Plastics Corp., 5.13%, due 7/15/23	6,229
5,575	BWAY Holding Co., 5.50%, due 4/15/24	5,847	(e)
	Reynolds Group Issuer, Inc.
1,555	5.75%, due 10/15/20	1,588
3,808	6.88%, due 2/15/21	3,912
10,850	5.13%, due 7/15/23	11,420	(e)
5,435	Sealed Air Corp., 5.50%, due 9/15/25	5,951	(e)
		63,725
Personal & Household Products 0.8%
	Energizer Holdings, Inc.
4,445	4.70%, due 5/19/21	4,739
11,505	4.70%, due 5/24/22	12,368
2,925	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	2,940	(e)
4,195	Spectrum Brands, Inc., 5.75%, due 7/15/25	4,473
		24,520
Pharmaceuticals 2.5%
9,075	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	7,759	(e)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
3,770	6.00%, due 7/15/23	3,268	(e)
6,960	6.00%, due 2/1/25	5,865	(e)
4,530	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	4,813	(e)
4,310	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	3,987	(e)
	Valeant Pharmaceuticals Int'l, Inc.
27,055	5.50%, due 3/1/23	23,064	(e)
35,660	5.88%, due 5/15/23	30,668	(e)
		79,424
Printing & Publishing 1.0%
3,479	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	3,723	(e)
	R.R. Donnelley & Sons Co.
9,257	7.63%, due 6/15/20	10,206
12,065	7.88%, due 3/15/21	13,060
2,708	6.50%, due 11/15/23	2,708
4,330	6.00%, due 4/1/24	4,211
		33,908
Recreation & Travel 0.6%
3,970	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	4,188	(e)
	NCL Corp. Ltd.
4,410	4.63%, due 11/15/20	4,526	(e)
10,245	4.75%, due 12/15/21	10,604	(e)
		19,318
Restaurants 0.8%
	1011778 BC ULC/New Red Finance, Inc.
4,231	4.63%, due 1/15/22	4,326	(e)
4,990	4.25%, due 5/15/24	5,018	(e)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
9,700	5.25%, due 6/1/26	10,282	(e)
5,830	4.75%, due 6/1/27	6,012	(e)
		25,638
Software - Services 2.7%
	First Data Corp.
8,765	7.00%, due 12/1/23	9,455	(e)
9,930	5.00%, due 1/15/24	10,327	(e)
9,815	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	10,158	(e)(f)
5,500	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	5,727	(e)
	Nuance Communications, Inc.
3,324	5.38%, due 8/15/20	3,374	(e)
12,880	6.00%, due 7/1/24	13,765
8,485	Open Text Corp., 5.88%, due 6/1/26	9,185	(e)
11,685	Rackspace Hosting, Inc., 8.63%, due 11/15/24	12,620	(e)
5,255	Symantec Corp., 5.00%, due 4/15/25	5,505	(e)
5,846	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	5,861	(e)
		85,977
Specialty Retail 0.8%
2,356	Argos Merger Sub, Inc., 7.13%, due 3/15/23	2,129	(e)
5,275	Hanesbrands, Inc., 4.88%, due 5/15/26	5,381	(e)
5,445	Liberty Media Corp., 8.50%, due 7/15/29	6,044
4,645	PetSmart, Inc., 5.88%, due 6/1/25	4,462	(e)
7,175	QVC, Inc., 5.45%, due 8/15/34	7,003
		25,019
Steel Producers/Products 0.9%
24,375	ArcelorMittal, 7.50%, due 10/15/39	28,762

Support - Services 3.1%
6,740	ADT Corp., 4.88%, due 7/15/32	6,203	(e)
2,410	AECOM Technology Corp., 5.88%, due 10/15/24	2,630
21,580	Anna Merger Sub, Inc., 7.75%, due 10/1/22	16,293	(e)
6,040	Aramark Services, Inc., 5.13%, due 1/15/24	6,415
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
1,890	5.50%, due 4/1/23	1,899
7,900	5.25%, due 3/15/25	7,693	(e)
23,725	Hertz Corp., 5.50%, due 10/15/24	19,336	(e)
14,738	IHS Markit Ltd., 5.00%, due 11/1/22	15,809	(e)
2,205	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	2,343	(e)
	Iron Mountain, Inc.
7,890	6.00%, due 8/15/23	8,344
7,669	5.75%, due 8/15/24	7,880
5,475	United Rental N.A., Inc., 5.75%, due 11/15/24	5,817
		100,662
Technology Hardware & Equipment 2.5%
	CDW LLC/CDW Finance Corp.
3,240	5.00%, due 9/1/23	3,378
2,885	5.00%, due 9/1/25	3,013
6,310	CommScope Technologies LLC, 6.00%, due 6/15/25	6,783	(e)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7,915	5.88%, due 6/15/21	8,301	(e)
12,340	6.02%, due 6/15/26	13,780	(e)
18,475	EMC Corp., 1.88%, due 6/1/18	18,408
5,960	Project Homestake Merger Corp., 8.88%, due 3/1/23	5,900	(e)
16,610	Western Digital Corp., 10.50%, due 4/1/24	19,662
		79,225
Telecom - Satellite 0.8%
5,844	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	6,289
	Intelsat Jackson Holdings SA
1,625	7.50%, due 4/1/21	1,536
6,225	5.50%, due 8/1/23	5,369
	Intelsat Luxembourg SA
10,450	7.75%, due 6/1/21	6,688
7,695	8.13%, due 6/1/23	4,763
		24,645
Telecom - Wireless 3.2%
	Sprint Corp.
17,585	7.88%, due 9/15/23	19,959
26,340	7.13%, due 6/15/24	28,875
	Sprint Nextel Corp.
3,405	9.00%, due 11/15/18	3,686	(e)
5,120	6.00%, due 11/15/22	5,402
	T-Mobile USA, Inc.
11,880	6.13%, due 1/15/22	12,444
10,365	6.00%, due 3/1/23	10,971
4,615	Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, due 12/15/24	4,511	(e)
	Wind Acquisition Finance SA
8,915	4.75%, due 7/15/20	9,015	(e)
8,390	7.38%, due 4/23/21	8,735	(e)
		103,598
Telecom - Wireline Integrated & Services 6.4%
	CenturyLink, Inc.
8,215	Ser. S, 6.45%, due 6/15/21	8,870
3,495	Ser. W, 6.75%, due 12/1/23	3,709
21,537	Citizens Communications Co., 9.00%, due 8/15/31	17,337
	Communications Sales & Leasing, Inc./CSL Capital LLC
4,790	6.00%, due 4/15/23	4,934	(e)
9,160	8.25%, due 10/15/23	9,435
30,985	Embarq Corp., 8.00%, due 6/1/36	31,488
5,350	Equinix, Inc., 5.88%, due 1/15/26	5,858
	Frontier Communications Corp.
3,200	8.13%, due 10/1/18	3,340
2,304	6.25%, due 9/15/21	2,027
3,195	7.13%, due 1/15/23	2,620
5,145	7.63%, due 4/15/24	4,193
40,620	11.00%, due 9/15/25	37,066
	Level 3 Financing, Inc.
7,665	5.38%, due 8/15/22	7,876
8,320	5.13%, due 5/1/23	8,653
3,655	5.38%, due 1/15/24	3,847
6,485	SoftBank Group Corp., 4.50%, due 4/15/20	6,679	(e)
13,185	Telecom Italia Capital SA, 6.00%, due 9/30/34	14,583
12,554	U.S. West Communications Group, 6.88%, due 9/15/33	12,435
	Zayo Group LLC/Zayo Capital, Inc.
3,230	6.00%, due 4/1/23	3,404
2,180	6.38%, due 5/15/25	2,362
14,220	5.75%, due 1/15/27	15,073	(e)
		205,789
Theaters & Entertainment 1.0%
	AMC Entertainment Holdings, Inc.
6,645	5.75%, due 6/15/25	6,805
13,305	6.13%, due 5/15/27	13,686
10,121	Regal Entertainment Group, 5.75%, due 3/15/22	10,550
		31,041
	Total Corporate Bonds (Cost $2,703,670)	2,841,713

NUMBER OF SHARES

Short-Term Investment 3.0%

Investment Company 3.0%
97,407,841	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $97,408)	97,408	(j)(k)

	Total Investments 97.8% (Cost $3,000,510)	3,140,636	##

	Other Assets Less Liabilities 2.2%	69,953

	Net Assets 100.0%	$3,210,589

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Illiquid security.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $1,169,212,000, which represents 36.4% of net assets of the Fund. Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Payment-in-kind (PIK) security.
(g)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at July 31, 2017 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

(h)	Defaulted security.
(i)	Amount less than one thousand.
(j)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $113,189,000.
(k)	Represents 7-day effective yield as of July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)		Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$6,972	$12,787		$19,759
Other Loan Assignments(a)	—	181,756	—		181,756
Total Loan Assignments	—	188,728	12,787		201,515
Corporate Bonds
Chemicals		40,940	0	(e)	40,940
Other Corporate Bonds(a)		2,800,773	—		2,800,773
Total Corporate Bonds	—	2,841,713	0	(e)	2,841,713
Short-Term Investment	—	97,408	—		97,408
Total Investments	$—	$3,127,849	$12,787		$3,140,636

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities: (000’s omitted)
Loan Assignments(c)
Lodging & Casinos	$—	$49	$—	$527	$—	$—	$12,211	$—	$12,787	$527
Radio & Television	7,604	—	—	—	—	—	—	(7,604)	—	—
Corporate Bonds(d)
Chemicals(e)	0	—	—	—	—	—	0	—	0	—
Total	$7,604	$49	$—	$527	$—	$—	$12,211	$(7,604)	$12,787	$527

(c)
Securities categorized as Level 3 are valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Securities categorized as Level 3 are valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

(e)	Amount less than one thousand.

As of the period ended July 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $7,604,000 was transferred from Level 3 to Level 2. Also, approximately $12,211,000 was transferred from Level 2 to Level 3.  Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2017, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 98.7%

Alabama 1.1%
$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$330
500	Phenix City IDB Env. Imp. Rev. Ref. (Meadwestvaco Coated Board Proj.), Ser. 2012-A, 4.13%, due 5/15/35	505
175	Taylor-Ryan Impt. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.97%, due 11/1/35	175	(a)
		1,010
Alaska 1.5%
1,400	Valdez Marine Term. Ref. Rev. (Exxon Pipeline Co. Proj.), Ser. 1993, 0.71%, due 12/1/33	1,400	(a)

American Samoa 0.2%
200	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	200

Arizona 5.5%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	514	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	817	(a)
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/25	1,446	(c)
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	498	(b)(d)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	272	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	534
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	556
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	504	(b)
		5,141
California 6.8%
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	262	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	522
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	517	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	428	(b)
1,130	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/27	1,123	(c)
200	California St. G.O. Ref., Ser. 2015, 5.00%, due 8/1/29	240
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	496	(b)(d)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	502	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	617	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	407	(b)
	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.)
130	Ser. 2015, 4.25%, due 9/1/21	141
145	Ser. 2015, 4.50%, due 9/1/25	162
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	401
500	Palomar Hlth. Ref. Rev., Ser. 2016, 5.00%, due 11/1/36	549
		6,367
Colorado 3.5%
500	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	505
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/27	1,186	(c)
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	505
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/34	277
250	Ser. 2015-A, 5.00%, due 12/1/35	277
500	Ser. 2015-A, 5.00%, due 12/1/45	548
		3,298
Connecticut 1.3%
240	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Church Home of Hartford, Inc. Proj.), Ser. 2016-A, 5.00%, due 9/1/46	244	(b)
465	Hartford Co. Metro. Dist. G.O., Ser. 2016-C, (AGM Insured), 5.00%, due 11/1/27	574
395	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	398	(b)
		1,216
District of Columbia 1.5%
500	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	531
950	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Properties), Ser. 2013, 5.00%, due 10/1/45	919
		1,450
Florida 5.2%
400	Cap. Trust Agcy. Rev. (Tuscan Garden Palm Coast Proj.), Ser. 2017-A, 7.00%, due 10/1/49	387	(b)(d)
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	629
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	466	(b)
250	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	241	(b)(d)
500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%, due 6/1/45	387	(b)
470	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	493
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	419
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	528
400	Martin Co. PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 0.77%, due 7/15/22	400	(a)
1,000	St. Lucie Co. Solid Waste Disp. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2003, 0.74%, due 5/1/24	1,000	(a)
		4,950
Georgia 1.1%
750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Vlg Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	713	(b)(d)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	304	(b)(d)
		1,017
Hawaii 0.8%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/35	245	(b)
500	Ser. 2015, 5.00%, due 1/1/45	475	(b)
		720
Illinois 9.3%
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	261
1,000	Ser. 2009-C, 5.00%, due 1/1/27	1,009
	Chicago O'Hare Int'l Arpt. Rev. Ref.
200	Ser. 2015-A, 5.00%, due 1/1/28	232
100	Ser. 2015-A, 5.00%, due 1/1/34	111
	Chicago Ref. G.O.
500	Ser. 2002-B, 5.25%, due 1/1/28	523
1,000	Ser. 2012-C, 5.00%, due 1/1/20	1,032
500	Ser. 2012-C, 5.00%, due 1/1/24	520
475	Chicago Transit Au. Sales Tax Receipts Rev., Ser. 2010-A, 5.00%, due 12/1/17	480
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	175
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	541
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	394	(b)
250	Illinois Fin. Au. Rev. Ref. (Plymouth Place), Ser. 2015, 5.00%, due 5/15/37	259
	Illinois St. G.O.
225	Ser. 2006, 5.50%, due 1/1/30	252
250	Ser. 2009, 5.25%, due 4/1/28	254
40	Ser. 2013, 5.00%, due 7/1/23	44
450	Ser. 2014, 5.00%, due 2/1/39	462
	Illinois St. G.O. Ref.
750	Ser. 2016, 5.00%, due 2/1/24	826
635	Ser. 2016, 5.00%, due 2/1/26	702
620	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	695
		8,772
Indiana 0.8%
725	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	758

Iowa 1.0%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	399
500	People's Mem. Hosp. Buchanan Co. Hosp. Rev., Ser. 2016, 1.50%, due 12/1/18	502
		901
Kentucky 1.5%
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	422
500	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/37	513
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	485
		1,420
Louisiana 1.7%
400	Louisiana Local Govt. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/32	403	(b)
500	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/26	595
555	New Orleans Swr. Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	629
		1,627
Maine 0.7%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	474
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	204	(a)(b)
		678
Massachusetts 1.2%
1,000	Massachusetts St. Ed. Fin. Au. Rev. (Ed. Loan Rev.), Ser. 2014, 5.00%, due 1/1/27	1,140

Michigan 4.2%
1,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/20	1,091
	Michigan St. Hsg. Dev. Au. Rev.
250	Ser. 2016-A, 3.35%, due 12/1/31	254
1,000	Ser. 2016-C, 2.15%, due 6/1/23	1,003
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
1,000	Warren Cons. Sch. Dist. Ref. G.O., Ser. 2016-A, 5.00%, due 5/1/27	1,215
		3,963
Minnesota 0.9%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	505
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	304
		809
Mississippi 0.4%
400	Jackson Co. Port Fac. Rev. Ref. (Chevron USA, Inc. Proj.), Ser. 1993, 0.72%, due 6/1/23	400	(a)

Missouri 1.6%
500	Kansas City Ind. Dev. Au. Sr. Living Facs. Ref. Rev. (Kansas City United Methodist Retirement Home, Inc.), Ser. 2016, 6.00%, due 11/15/46	516	(b)
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/30	253
390	Ser. 2015-A, 5.00%, due 8/15/35	385
355	Ser. 2015-A, 5.13%, due 8/15/45	358
		1,512
Nevada 0.5%
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	505	(b)

New Jersey 7.3%
	Atlantic City G.O. Ref.
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/26	236
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/32	229
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/42	225
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	203	(b)
	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction)
975	Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	1,056
500	Ser. 2014-PP, 5.00%, due 6/15/19	524
250	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey), Ser. 2016-F, 4.00%, due 7/1/35	260
250	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/25	291
500	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2016-A, 5.00%, due 7/1/39	567
720	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	759	(c)
	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes)
600	Ser. 2016-A-1, 5.00%, due 6/15/19	629
750	Ser. 2016-A-2, 5.00%, due 6/15/21	772
500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	544
575	Tobacco Settlement Fin. Corp. Rev., Ser. 2007-1A, 5.00%, due 6/1/41	549
		6,844
New Mexico 0.5%
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	499	(b)(d)

New York 3.0%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	204
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	401
900	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/22	1,009	(b)
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	532
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	250	(b)
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	399	(b)
		2,795
North Carolina 0.7%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	264
345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	382
		646
North Dakota 1.1%
1,020	Williston Sales Tax Rev., Ser. 2011-B, 2.75%, due 5/1/19	1,017

Ohio 3.5%
3,500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	3,284

Oregon 0.5%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	491

Pennsylvania 4.3%
1,000	Bucks Co. Ind. Dev. Au. Solid Waste Rev. (Waste Management, Inc. Proj.), Ser. 2002, 1.50%, due 12/1/22 Putable 2/1/18	1,000	(a)
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/35	268
150	Ser. 2015, 5.50%, due 7/1/45	162
150	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	161
250	Montgomery Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Albert Einstein Heath Care Network), Ser. 2015-A, 5.25%, due 1/15/36	274
	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP)
750	Ser. 2015, 5.00%, due 6/30/18	773
750	Ser. 2016-C, 5.00%, due 12/31/38	834	(c)
500	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/47	572
		4,044
Rhode Island 3.0%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/25	263
275	Ser. 2016-1-C, 2.85%, due 10/1/25	284
280	Ser. 2016-1-C, 2.95%, due 4/1/26	289
185	Ser. 2016-1-C, 3.00%, due 10/1/26	192
380	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Homeownership Opportunity), Ser. 2016-67-C, 3.25%, due 4/1/30	372
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665	Ser. 2013-A, 3.25%, due 12/1/22	683
675	Ser. 2017-A, 5.00%, due 12/1/24	772
		2,855
South Carolina 0.6%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	522

Tennessee 0.7%
800	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/21	666	(b)
Texas 9.6%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	754
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	409
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	434
900	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.), Ser. 2001-A, 0.71%, due 11/1/29	900	(a)
400	Mesquite Hlth. Fac. Dev. Corp. Ref. Rev. (Christian Care Centers, Inc. Proj.), Ser. 2016, 5.00%, due 2/15/35	417
750	Mission Econ. Dev. Corp. Rev. (Sr. Lien-Natgasoline Proj.), Ser. 2016-B, 5.75%, due 10/1/31	784	(b)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	239	(b)(d)
750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	765
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	537
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	534
400	Tarrant Co. Cultural Ed. Fac. Rev. (Buckingham Sr. Living Comm. Proj.), Ser. 2015-B-1, 4.50%, due 11/15/21	400
1,500	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2017-XM0531, (LOC: JP Morgan Chase), 0.99%, due 3/1/23	1,500	(a)(b)
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	547
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	839
		9,059
Utah 0.5%
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	515	(b)
Vermont 1.5%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
955	Ser. 2013-A, 3.90%, due 6/15/22	1,015
365	Ser. 2015-A, 4.13%, due 6/15/28	375
		1,390
Virgin Islands 0.5%
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	159
430	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.75%, due 10/1/37	343
		502
Virginia 0.6%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/35	403	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	213	(b)
		616
Washington 1.4%
750	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Columbia Pulp I LLC Proj.), Ser. 2017-A, 7.50%, due 1/1/32	788	(b)(d)(e)
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Beyview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	510	(b)
		1,298
West Virginia 0.9%
915	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/26	897

Wisconsin 6.2%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	405	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	304	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	769
400	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	379
1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,152
250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	251
750	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/36	753
	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio)
490	Ser. 2015-A, 4.75%, due 12/1/35	496
950	Ser. 2015-A, 4.75%, due 12/1/35	973
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	348
		5,830
	Total Investments 98.7% (Cost $92,483)	93,024	##

	Other Assets Less Liabilities 1.3%	1,211

	Net Assets 100.0%	$94,235

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $19,586,000, which represents 20.8% of net assets of the Fund. Securities denoted with (b) but without (d) have been deemed by the investment manager to be liquid.

(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $5,348,000.
(d)	Illiquid security.
(e)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $788,000, which represents 0.8% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$93,024	$—	$93,024
Total Investments	$—	$93,024	$—	$93,024

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.
As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 98.4%

Alabama 0.1%
$210	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.97%, due 11/1/35	$210	(a)

Alaska 2.6%
2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,512
3,200	Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 0.71%, due 12/1/33	3,200	(a)
		5,712
Arizona 0.5%
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/24	1,107

Arkansas 0.5%
910	Fort Smith Wtr. & Swr. Rev. Ref., Ser. 2016, (BAM Insured), 5.00%, due 10/1/25	1,099

California 11.0%
	California G.O. Ref.
1,900	Ser. 2013, 5.00%, due 11/1/25	2,271
875	Ser. 2015, 5.00%, due 8/1/26	1,075
2,150	Ser. 2017, 5.00%, due 8/1/24	2,635
	California Pub. Works Board Lease Rev. Ref.
1,000	Ser. 2017-B, 5.00%, due 10/1/24	1,224
4,000	Ser. 2017-B, 5.00%, due 10/1/26	4,994
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,080	(a)
	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.)
400	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	467
250	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	290
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/27	1,588
500	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/32	585
560	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	626
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,106
	San Joaquin Co. Trans. Au. Rev. Ref.
825	Ser. 2017, 5.00%, due 3/1/31	1,004
2,705	Ser. 2017, 5.00%, due 3/1/37	3,209
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/26	594
645	Ser. 2012-B, 0.00%, due 8/1/27	496
		24,244
Colorado 0.8%
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/25	1,129
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	560
		1,689
Connecticut 1.5%
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/29 Putable 2/3/20	2,025	(a)
1,000	Hartford Co. Metro. Dist. G.O., Ser. 2016-C, (AGM Insured), 5.00%, due 11/1/27	1,235
		3,260
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/21	517
350	Ser. 2011-A, 5.00%, due 10/1/22	401
		918
Florida 6.6%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	758
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,136
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,411
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,424	(a)
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,037
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,142
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,164
1,000	Palm Beach Co. Public Impt. Ref. Rev., Ser. 2016, 5.00%, due 5/1/29	1,215
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,255	Ser. 2010, 5.00%, due 5/1/22	1,312
1,580	Ser. 2010, 5.00%, due 5/1/23	1,646
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,319
		14,564
Georgia 3.1%
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,000	(a)
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,909
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,221
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,238
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	501	(a)
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290	Ser. 2014, 5.00%, due 4/1/22	329
540	Ser. 2014, 5.00%, due 4/1/25	626
		6,824
Illinois 6.7%
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,585
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,000	Ser. 2013-C, 5.35%, due 12/1/29	1,092
1,195	Ser. 2013-C, 5.63%, due 12/1/32	1,309
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,161
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	546
	Illinois St. G.O.
1,000	Ser. 2013, 5.50%, due 7/1/25	1,109
2,500	Ser. 2014, 5.25%, due 2/1/30	2,672
	Illinois St. G.O. Ref.
1,125	Ser. 2010, 5.00%, due 1/1/20	1,186
1,000	Ser. 2012, 5.00%, due 8/1/21	1,080
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	529
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	552
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/27	1,048
665	Ser. 2014, 5.00%, due 12/1/28	763
		14,632
Indiana 4.7%
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	507
795	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	816	(a)
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,228	(a)
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21 Pre-Refunded 2/1/19	1,710
	Indiana St. Muni. Pwr. Agcy. Ref. Rev.
940	Ser. 2010-B, 5.00%, due 1/1/22	1,058
500	Ser. 2016-C, 5.00%, due 1/1/27	613
2,100	Lafayette Sch. Corp. G.O., Ser. 2016, 4.00%, due 1/15/19	2,183
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,204	(a)
		10,319
Iowa 0.1%
300	Iowa St. Fin. Au. Poll. Ctrl. Facs. Rev. Ref. (Midamerican Energy Co.), Ser. 2008-B, 0.84%, due 5/1/23	300	(a)

Kentucky 1.7%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/42 Putable 9/1/2019	1,979	(a)
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,642
		3,621
Louisiana 0.5%
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	425
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	592
		1,017
Maryland 1.3%
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/25	2,931

Massachusetts 1.3%
945	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	989
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	343
1,150	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2016-B, 5.00%, due 11/15/26	1,447
		2,779
Michigan 0.9%
2,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/25	2,011

Minnesota 2.2%
750	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	909
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,288
1,800	Rochester Hlth. Care Facs. Rev. (Mayo Clinic), Ser. 2008-B, (LOC: Northern Trust Co.), 0.79%, due 11/15/38	1,800	(a)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	795
		4,792
Mississippi 2.8%
1,800	Jackson Co. Port Fac. Rev. Ref. (Chevron, U.S.A., Inc. Proj.), Ser. 1993, 0.72%, due 6/1/23	1,800	(a)
	Mississippi Dev. Bank Spec. Oblig.
530	Ser. 2010-D, 5.00%, due 8/1/22 Pre-Refunded 8/1/2020	590
515	Ser. 2010-D, 5.00%, due 8/1/22	565
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,533
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,618
		6,106
Nevada 0.4%
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	840

New Jersey 4.1%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	159
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,031
1,500	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey Issue), Ser. 2015-G, 5.00%, due 7/1/22	1,732
900	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	954
2,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. (Aspen Riverpark Apts. Proj.), Ser. 2016-N, 1.20%, due 10/1/19 Putable 7/1/2018	1,996	(a)
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,054
1,000	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-1, 5.00%, due 6/15/19	1,049
	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.)
360	Ser. 2013, 3.00%, due 6/15/20	379
370	Ser. 2013, 3.00%, due 6/15/21	394
295	Ser. 2013, 4.00%, due 6/15/23	336
		9,084
New York 11.1%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	452
650	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	708
1,140	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/29	1,340
	Long Beach, G.O.
485	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	533
500	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	556
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	584
1,000	Metropolitan Trans. Au. Rev. Ref., Ser. 2016-A2, 4.00%, due 11/15/17	1,009
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,074
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	1,925
700	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2005-A, (LOC: State Street Bank and Trust Co.), 0.77%, due 6/15/32	700	(a)
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,230
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
1,950	Subser. 2016-A-1, 4.00%, due 5/1/31	2,130
3,200	Subser. 2017-F-1, 5.00%, due 5/1/30	3,901
120	New York City Transitional Fin. Au. Rev. Ref. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/26	146
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	964
625	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	769
1,170	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-B, 4.00%, due 10/1/21	1,300
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,179
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19 Pre-Refunded 12/15/18	791
775	Niagara Falls G.O. Ref., Ser. 2016, 4.00%, due 5/15/19	809
1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,017
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,189
		24,306
North Carolina 4.1%
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	667
	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.)
4,540	Ser. 2001-A, (LOC: Harris Trust & Savings Bank), 0.81%, due 10/1/35	4,540	(a)
350	Ser. 2001-B, (LOC: Bank of Montreal), 0.71%, due 10/1/35	350	(a)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	695
2,000	Wake Co. Ltd. Oblig. Ref. Rev., Ser. 2016-A, 5.00%, due 12/1/28	2,463
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20 Pre-Refunded 6/1/18	306
		9,021
Ohio 1.6%
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	933
2,150	Ohio St. Wtr. Dev. Au. Wtr. Poll. Ctrl. Rev., Ser. 2017-A, 5.00%, due 12/1/31	2,615
		3,548
Oklahoma 1.1%
1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,069
1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,360
		2,429
Pennsylvania 5.1%
	Pennsylvania St. G.O.
1,000	Ser. 2015, 5.00%, due 3/15/29	1,168
900	Ser. 2016, 4.00%, due 9/15/32	950
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	275
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,435
	Philadelphia G.O. Ref.
465	Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18 Pre-Refunded 8/1/17	465
1,405	Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,408
3,950	Philadelphia Wtr. & Wastewater Rev., Ser. 2017-A, 5.00%, due 10/1/47	4,554
		11,255
Rhode Island 1.8%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	569
	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/24	596
400	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/25	481
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,270
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	913
200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	202
		4,031
South Carolina 2.6%
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	914
2,000	South Carolina St. Hsg. Fin. & Dev. Au. Multifamily Rev. Hsg. (Waters Mangolia Bay LP), Ser. 2015, 1.40%, due 1/1/19 Putable 9/1/17	2,000	(a)
	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref.
2,000	Ser. 2014-C, 5.00%, due 12/1/28	2,280
370	Ser. 2016-B, 5.00%, due 12/1/35	413
		5,607
Tennessee 0.5%
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,106

Texas 9.1%
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	762
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	418
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	228
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,229
2,050	Humble Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2015-A, 4.00%, due 2/15/28	2,309
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,513
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,457
1,200	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.), Ser. 2001-A, 0.71%, due 11/1/29	1,200	(a)
590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	720
	Midlothian Ref. G.O.
1,400	Ser. 2016, 2.00%, due 8/15/18	1,414
1,430	Ser. 2016, 2.00%, due 8/15/19	1,454
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	170
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	216
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	219
225	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	249
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	245
3,000	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2017-XM0531, (LOC: JP Morgan Chase), 0.99%, due 3/1/23	3,000	(a)(b)
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	566
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,101
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	255
1,000	Texas St. Uni. Sys. Fin. Rev. Ref., Ser. 2017-A, 5.00%, due 3/15/22	1,164
		19,889
Utah 0.8%
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	522
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,166
		1,688
Vermont 0.3%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	714

Virginia 2.0%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,489
1,700	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	1,840
		4,329
Washington 3.8%
	Kent Ref. G.O.
900	Ser. 2016, 4.00%, due 12/1/29	1,000
1,000	Ser. 2016, 4.00%, due 12/1/30	1,097
1,055	King Co. Ref. G.O., Ser. 2015-E, 5.00%, due 12/1/27	1,300
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/28	242
250	Ser. 2016, 4.00%, due 12/1/29	278
375	Ser. 2016, 4.00%, due 12/1/30	412
1,230	Seattle Ref. G.O., Ser. 2016-A, 4.00%, due 4/1/29	1,395
190	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	196
320	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	396
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/29	889
975	Ser. 2016, 4.00%, due 12/1/30	1,072
		8,277
Wisconsin 0.7%
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	541
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,043
		1,584
	Total Investments 98.4% (Cost $210,294)	215,843	##

	Other Assets Less Liabilities 1.6%	3,611

	Net Assets 100.0%	$219,454

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $3,000,000, which represents 1.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$215,843	$—	$215,843
Total Investments	$—	$215,843	$—	$215,843

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 100.2%

New York 100.2%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
$250	Ser. 2014-A, 4.00%, due 12/1/20	$268
100	Ser. 2014-A, 4.00%, due 12/1/21	109
225	Ser. 2014-A, 4.00%, due 12/1/22	247
175	Ser. 2014-A, 5.00%, due 12/1/23	203
250	Buffalo & Fort Erie Pub. Bridge Au. Rev., Ser. 2017, 5.00%, due 1/1/47	288
250	Buffalo, G.O., Ser. 2016-A, 5.00%, due 4/1/28	307
	Build NYC Res. Corp. Ref. Rev.
425	Ser. 2015, 5.00%, due 6/1/22	493
475	Ser. 2015, 5.00%, due 6/1/24	570
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	273
750	Build NYC Res. Corp. Ref. Rev. (Manhattan College Proj.), Ser. 2017, 5.00%, due 8/1/47	863
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
100	Ser. 2015, 5.00%, due 6/1/21	113
200	Ser. 2015, 5.00%, due 6/1/22	232
50	Ser. 2015, 4.00%, due 6/1/24	57
175	Ser. 2015, 4.00%, due 6/1/25	201
	Dutchess Co. Local Dev. Corp. Rev.
225	Ser. 2014-A, 5.00%, due 7/1/21	256
150	Ser. 2014-A, 5.00%, due 7/1/22	174
135	Ser. 2014-A, 4.00%, due 7/1/23	152
115	Ser. 2014-A, 5.00%, due 7/1/25	137
	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.)
680	Ser. 2015-A, 5.00%, due 5/1/27	832	(a)
600	Ser. 2016-A, 5.00%, due 5/1/29	733
1,000	Hempstead Town G.O., Ser. 2017, (AGM Insured), 4.00%, due 4/1/25	1,156
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
300	Ser. 2014, 5.00%, due 7/1/18	310
575	Ser. 2014, 5.00%, due 7/1/19	613
605	Ser. 2014, 5.00%, due 7/1/20	662
	Hudson Yards Infrastructure Corp. Rev.
450	Ser. 2011-A, 5.75%, due 2/15/47 Pre-Refunded 2/15/21	522
300	Ser. 2011-A, 5.75%, due 2/15/47	344
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	543
1,000	Metropolitan Trans. Au. Dedicated Tax Fund Ref. Rev., Ser. 2016-A, 5.25%, due 11/15/27	1,267
	Metropolitan Trans. Au. Rev.
1,120	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	1,200
90	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	96
290	Ser. 2008-C, 6.50%, due 11/15/28	311
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	432
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
100	Ser. 2014-A, 4.00%, due 6/1/18	102
115	Ser. 2014-A, 5.00%, due 6/1/20	126
50	Ser. 2014-A, 5.00%, due 6/1/22	58
100	Ser. 2014-A, 5.00%, due 6/1/23	118
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	527
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	351
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	537
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
415	Ser. 2014, 4.00%, due 7/1/18	425
300	Ser. 2014, 5.00%, due 7/1/27	344
	New Rochelle Ref. G.O.
475	Ser. 2013-A, 4.00%, due 3/15/18	484
350	Ser. 2013-A, 4.00%, due 3/15/19	367
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,065
1,825	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2007-BB-1, (LOC: Bank of Tokyo), 0.79%, due 6/15/36	1,825	(b)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured-Fiscal)
355	Subser. 2016-A-1, 4.00%, due 5/1/30	392
750	Subser. 2016-A-1, 4.00%, due 5/1/31	819
1,100	Subser. 2016-A-1, 5.00%, due 5/1/33	1,301
400	New York City Transitional Fin. Au. Rev. (NYC Rec.), Subser. 2002-1C, (LOC: JP Morgan Chase Bank N.A.), 0.76%, due 11/1/22	400	(b)
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	325	(b)
350	New York Convention Center Dev. Corp. Rev. Ref. (Hotel Unit Fee Secured), Ser. 2015, 5.00%, due 11/15/22	414
505	New York G.O. Ref., Ser. 2017-A, 5.00%, due 8/1/26	628	(c)
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,253
150	New York St. Dorm. Au. Ref. Rev. (St. Personal Income Tax), Ser. 2016-D, 5.00%, due 2/15/27	186
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	512
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	840
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	585
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering)
500	Ser. 2012-1, 5.00%, due 7/1/20	557
1,150	Ser. 2012-1, 4.00%, due 7/1/22	1,286
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	227
300	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-C, (AGM Insured), 5.00%, due 10/1/27	375
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.)
275	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	328
2,000	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,424	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	610
1,050	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Univ. Facs.), Ser. 2017-A, 5.00%, due 7/1/30	1,279
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	535
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,582
500	New York St. Dorm. Au. Rev. St. Supported Debt (New York Univ.), Ser. 2016-A, 4.00%, due 7/1/41	532
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,357
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	493	(b)
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,700
	New York St. G.O.
900	Subser. 2013-D-3, 0.76%, due 8/1/38	900	(b)
300	Ser. 2016-B-1, 5.00%, due 12/1/29	364
1,915	New York St. G.O., Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	2,037
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	90
750	New York St. HFA Rev. (Affordable Hsg.), Ser. 2015-G, (SONYMA Insured), 1.35%, due 5/1/19	752
	New York St. Urban Dev. Corp. Rev. Ref. (Personal Income Tax)
500	Ser. 2016-A, 5.00%, due 3/15/28	611
1,000	Ser. 2017-B, 5.00%, due 3/15/30	1,219
165	Niagara Falls Pub. Wtr. Au. Wtr. & Swr. Sys. Rev. Ref., Ser. 2016-A, 5.00%, due 7/15/25	200
650	Niagara Falls Ref. G.O., Ser. 2016, 4.00%, due 5/15/19	678
710	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	789
	Orange Co. Funding Corp. Rev. (Mount St. Mary College)
735	Ser. 2012-B, 4.00%, due 7/1/23	803
695	Ser. 2012-B, 4.00%, due 7/1/24	756
1,500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due 4/15/57	1,727
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	380
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,741
170	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	205
	Suffolk Co. G.O. (Pub. Imp.)
500	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	516
80	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	84
500	Triborough Bridge & Tunnel Au. Rev., Ser. 2017-A, 5.00%, due 11/15/25	625
	Triborough Bridge & Tunnel Au. Rev. Ref.
320	Ser. 2016-A, 5.00%, due 11/15/46	371
1,500	Ser. 2013-A, 5.00%, due 11/15/27	1,762
500	TSASC Inc. Rev. Ref., Ser. 2017, 5.00%, due 6/1/28	590
950	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,130

	Total Investments 100.2% (Cost $58,437)	60,563	##

	Liabilities Less Other Assets (0.2)%	(127)

	Net Assets 100.0%	$60,436

(a)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $2,044,000.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(c)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $628,000, which represents 1.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$60,563	$—	$60,563
Total Investments	$—	$60,563	$—	$60,563

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 12.6%
	U.S. Treasury Notes
$895	1.25%, due 3/31/19	$894
2,465	1.00%, due 11/15/19	2,443
1,040	1.38%, due 12/15/19 – 2/15/20	1,039
9,525	1.50%, due 4/15/20 – 6/15/20	9,529

	Total U.S. Treasury Obligations (Cost $13,918)	13,905

Mortgage-Backed Securities 26.3%

Collateralized Mortgage Obligations 0.1%
79	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 2.35%, due 6/19/34	77	(a)

Commercial Mortgage-Backed 23.7%
926	Banc of America Commercial Mortgage Trust, Ser. 2017-BNK3, Class A1, 1.96%, due 2/15/50	926
682	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	682
	CD Mortgage Trust
772	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/49	762
467	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	466
2,235	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	2,235	(b)(c)
	Citigroup Commercial Mortgage Trust
767	Ser. 2016-C2, Class A1, 1.50%, due 8/10/49	758
1,259	Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	1,255
	Commercial Mortgage Pass-Through Certificates
2,194	Ser. 2012-CR5, Class ASB, 2.39%, due 12/10/45	2,214
684	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	682
137	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	137
322	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	321
396	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	395
166	Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	166
328	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	328
653	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	653
422	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	422
1,716	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class A1, 1.45%, due 6/15/57	1,708
700	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	694
275	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	276
1,966	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	1,964	(d)
	Morgan Stanley Bank of America Merrill Lynch Trust
599	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	594
922	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	924
557	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	551
2,235	UBS Commercial Mortgage Trust, Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	2,235
	Wells Fargo Commercial Mortgage Trust
276	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	277
1,188	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,177
844	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	840
936	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	932
	WF-RBS Commercial Mortgage Trust
626	Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	624
810	Ser. 2014-C24, Class A1, 1.39%, due 11/15/47	807
		26,005
Fannie Mae 1.4%
	Pass-Through Certificates
342	3.50%, due 10/1/25	357
700	3.00%, due 9/1/27	720
471	4.50%, due 4/1/39 – 5/1/44	508
		1,585
Freddie Mac 1.1%
	Pass-Through Certificates
384	3.50%, due 5/1/26	401
505	3.00%, due 1/1/27	520
294	4.50%, due 11/1/39	316
		1,237
	Total Mortgage-Backed Securities (Cost $28,999)	28,904

Corporate Bonds 46.5%

Aerospace & Defense 0.4%
400	Rockwell Collins, Inc., 1.95%, due 7/15/19	401

Auto Manufacturers 3.8%
	Daimler Finance N.A. LLC
810	1.51%, due 8/1/17	810	(a)(d)
390	1.50%, due 7/5/19	387	(d)
1,200	Ford Motor Credit Co. LLC, 2.02%, due 5/3/19	1,200
1,245	General Motors Financial Co., Inc., 2.40%, due 5/9/19	1,250
545	Toyota Motor Credit Corp., 1.95%, due 4/17/20	547
		4,194
Banks 20.2%
675	American Express Centurion Bank, 6.00%, due 9/13/17	678
	Bank of America Corp.
1,500	2.00%, due 1/11/18	1,503
915	Ser. L, 2.60%, due 1/15/19	925
1,115	Capital One Financial Corp., 2.50%, due 5/12/20	1,123
	Capital One N.A.
1,200	1.50%, due 9/5/17	1,200
885	2.35%, due 8/17/18	890
2,230	Citigroup, Inc., 2.05%, due 6/7/19	2,234
2,200	Goldman Sachs Group, Inc., 2.90%, due 7/19/18	2,224
2,130	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,146
2,230	Morgan Stanley, 2.45%, due 2/1/19	2,249
230	MUFG Americas Holdings Corp., 1.63%, due 2/9/18	230
875	National Australia Bank Ltd., 1.38%, due 7/12/19	867
	U.S. Bank N.A.
1,200	1.38%, due 9/11/17	1,200
845	1.45%, due 1/29/18	845
2,145	Wells Fargo & Co., 2.15%, due 1/30/20	2,156
1,715	Westpac Banking Corp., 2.15%, due 3/6/20	1,724
		22,194
Beverages 1.2%
1,290	Anheuser-Busch InBev Finance, Inc., 1.90%, due 2/1/19	1,296

Commercial Services 1.9%
2,085	ERAC USA Finance LLC, 6.38%, due 10/15/17	2,105	(d)(e)

Computers 1.1%
350	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/19	358	(d)
293	2.45%, due 10/5/17	294
515	2.85%, due 10/5/18	521
		1,173
Diversified Financial Services 0.6%
675	AIG Global Funding, 2.15%, due 7/2/20	676	(d)

Electric 2.3%
1,100	Dominion Energy, Inc., 2.58%, due 7/1/20	1,111
240	Dominion Resources, Inc., , 1.60%, due 8/15/19	238
160	Southern Co., 1.55%, due 7/1/18	160
1,000	Virginia Electric & Power Co., 5.95%, due 9/15/17	1,005
		2,514
Food 0.6%
640	Tyson Foods, Inc., 1.65%, due 5/30/19	641	(a)

Household Products - Wares 0.9%
990	Reckitt Benckiser Treasury Services PLC, 2.13%, due 9/21/18	995	(d)

Machinery - Construction & Mining 0.9%
945	Caterpillar Financial Services Corp., 2.10%, due 1/10/20	953

Media 1.0%
1,000	NBCUniversal Enterprise, Inc., 1.99%, due 4/15/18	1,005	(a)(d)
145	Thomson Reuters Corp., 1.65%, due 9/29/17	145
		1,150
Oil & Gas 1.1%
	BP Capital Markets PLC
350	1.68%, due 5/3/19	350
915	2.52%, due 1/15/20	930
		1,280
Pharmaceuticals 1.1%
205	AbbVie, Inc., 1.80%, due 5/14/18	205
380	Mylan NV, 2.50%, due 6/7/19	383
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	640
		1,228
Pipelines 1.9%
	Enterprise Products Operating LLC
1,965	Ser. L, 6.30%, due 9/15/17	1,976
145	1.65%, due 5/7/18	145
		2,121
REITs 1.5%
1,625	Simon Property Group L.P., 1.50%, due 2/1/18	1,624	(d)

Retail 0.7%
830	CVS Health Corp., 1.90%, due 7/20/18	833

Semiconductors 0.3%
290	QUALCOMM, Inc., 2.10%, due 5/20/20	292

Telecommunications 5.0%
	AT&T, Inc.
680	1.40%, due 12/1/17	680
1,550	2.30%, due 3/11/19	1,561
1,000	Cisco Systems, Inc., 1.56%, due 6/15/18	1,002	(a)
2,245	Verizon Communications, Inc., 1.38%, due 8/15/19	2,228
		5,471
	Total Corporate Bonds (Cost $51,051)	51,141

Asset-Backed Securities 13.0%
368	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	368
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 1.47%, due 5/15/20	2,076	(a)
	Capital One Multi-Asset Execution Trust
1,200	Ser. 2015-A6, Class A6, 1.60%, due 6/15/20	1,200	(a)
1,200	Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,193
	Chase Issuance Trust
1,000	Ser. 2013-A7, Class A, 1.66%, due 9/15/20	1,004	(a)
1,050	Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	1,042
	Citibank Credit Card Issuance Trust
1,100	Ser. 2013-A2, Class A2, 1.51%, due 5/26/20	1,102	(a)
1,000	Ser. 2013-A4, Class A4, 1.65%, due 7/24/20	1,003	(a)
1,110	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	1,110
870	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/21	870
652	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	651
600	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/21	596
	Toyota Auto Receivables Owner Trust
333	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	333
1,030	Ser. 2016-D, Class A3, 1.23%, due 10/15/20	1,024
675	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	672	(d)

	Total Asset-Backed Securities (Cost $14,267)	14,244

Short-Term Investments 12.2%

U.S. Treasury Obligation 2.0%
2,250	U.S. Treasury Bill, 0.96%, due 8/10/17	2,249	(f)

NUMBER OF SHARES

Investment Company 10.2%
11,165,654	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94%	11,166	(g)(h)

	Total Short-Term Investments (Cost $13,415)	13,415

	Total Investments 110.6% (Cost $121,650)	121,609	##

	Other Assets Less Liabilities (10.6)%	(11,694)	(i)

	Net Assets 100.0%	$109,915

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $2,235,000, which represents 2.0% of net assets of the Fund.
(c)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to approximately $2,235,000, which represents 2.0% of net assets of the Fund.

(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $10,596,000, which represents 9.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2017.

(f)	Rate shown was the discount rate at the date of purchase.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued security and/or futures with a total value of approximately $11,166,000.
(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited)(cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/29/2017	68 U.S. Treasury Note, 2 Year	Long	$5,464
Total			$5,464

At July 31, 2017, the notional value of futures for the Fund was $14,711,375 for long positions. The Fund had $31,416 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$13,905	$—	$13,905
Mortgage-Backed Securities(a)	—	28,904	—	28,904
Corporate Bonds(a)	—	51,141	—	51,141
Asset-Backed Securities	—	14,244	—	14,244
Short-Term Investments	—	13,415	—	13,415
Total Investments	$—	$121,609	$—	$121,609

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5	$—	$—	$5
Total	$5	$—	$—	$5

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 5.0%

All Telecom 0.1%
$145	Level 3 Financing, Inc., First Lien Term Loan B, 3.48%, due 2/22/24	$146

Building & Development 0.2%
112	Jeld Wen, Inc., First Lien Term Loan B, 4.30%, due 7/1/22	113
91	Realogy Group, Term Loan, 3.48%, due 7/20/22	92
		205
Business Equipment & Services 0.5%
	Advantage Sales and Marketing
175	First Lien Term Loan, 4.55%, due 7/25/21	171
25	First Lien Term Loan B, 4.56%, due 7/23/21	24
140	Second Lien Term Loan, 7.80%, due 7/25/22	132
37	ConvergeOne, First Lien Term Loan B, 6.05%, due 6/20/24	37
279	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	280
		644
Cable & Satellite Television 0.1%
130	Cablevision Systems Corp., First Lien Term Loan B, 3.48%, due 7/17/25	129

Conglomerates 0.1%
104	Harland Clark Holdings Corp., First Lien Term Loan B6, 6.80%, due 2/9/22	105

Containers & Glass Products 0.3%
164	Reynolds Group, First Lien Term Loan, 4.23%, due 2/5/23	165
174	SIG Combibloc Group, First Lien Term Loan B, 4.23%, due 3/12/22	175
		340
Drugs 0.2%
211	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.02%, due 8/18/22	212

Electronics - Electrical 0.2%
239	Rackspace Hosting, Inc., First Lien Term Loan B, 4.17%, due 11/3/23	241

Equipment Leasing 0.3%
295	Avolon, First Lien Term Loan B2, 3.98%, due 3/20/22	295

Food & Drug Retailers 0.4%
271	General Nutrition Centers, First Lien Term Loan, 3.74%, due 3/4/19	259
	Rite Aid Corp.
55	Second Lien Term Loan 1, 5.99%, due 8/21/20	56
200	Second Lien Term Loan 2, 5.12%, due 6/21/21	201
		516
Food Products 0.1%
119	NBTY, Inc., First Lien Term Loan B, 4.80%, due 5/5/23	119

Health Care 0.7%
229	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	230
298	Multiplan, Inc., First Lien Term Loan B, 4.30%, due 6/7/23	300
304	Team Health, Inc., First Lien Term Loan B, 3.98%, due 2/6/24	303
		833
Leisure Goods - Activities - Movies 0.1%
159	Match Group Inc., First Lien Term Loan B, 4.47%, due 11/16/22	160

Lodging & Casinos 0.8%
265	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.80%, due 12/6/21	294	(b)
164	Hilton Worldwide, First Lien Term Loan B2, 3.23%, due 10/25/23	165
352	Station Casinos, First Lien Term Loan B, 3.73%, due 6/8/23	352
170	Twin Rivers Casino, First Lien Term Loan B, 4.80%, due 7/10/20	172
		983
Radio & Television 0.2%
278	Univision Communications Inc., First Lien Term Loan C5, 3.98%, due 3/15/24	277

Retailers (except food & drug) 0.4%
240	Bass Pro Shops, First Lien Term Loan B, 6.30%, due 12/16/23	234
304	BJS Wholesale Club Inc., First Lien Term Loan B, 4.97%, due 2/3/24	297
		531
Utilities 0.3%
216	Calpine Corp., First Lien Term Loan B6, 4.05%, due 1/15/23	217
75	Texas Competitive, First Lien Term Loan B2, 4.48%, due 12/14/23	75
		292
	Total Loan Assignments (Cost $5,992)	6,028

Corporate Bonds 89.5%

Advertising 2.2%
	Lamar Media Corp.
115	5.88%, due 2/1/22	119
330	5.00%, due 5/1/23	343
225	MDC Partners, Inc., 6.50%, due 5/1/24	226	(c)
830	Nielsen Co. Luxembourg S.a.r.l., 5.50%, due 10/1/21	857	(c)
615	Nielsen Finance LLC, 5.00%, due 4/15/22	634	(c)
420	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, due 10/1/20	426
		2,605
Auto Parts & Equipment 0.5%
115	Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	120
220	IHO Verwaltungs GmbH, 4.13% Cash/4.88% PIK, due 9/15/21	224	(c)(d)
260	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	267	(c)
		611
Banking 2.3%
	Ally Financial, Inc.
350	3.60%, due 5/21/18	354
145	3.25%, due 11/5/18	147
150	8.00%, due 3/15/20	170
575	7.50%, due 9/15/20	651
685	4.25%, due 4/15/21	705
	CIT Group, Inc.
395	3.88%, due 2/19/19	404
270	5.38%, due 5/15/20	292
		2,723
Building & Construction 4.1%
105	D.R. Horton, Inc., 3.63%, due 2/15/18	106
	Lennar Corp.
465	4.50%, due 11/15/19	482
670	4.75%, due 4/1/21	707
425	4.13%, due 1/15/22	437
295	Meritage Homes Corp., 7.15%, due 4/15/20	326
165	PulteGroup, Inc., 4.25%, due 3/1/21	171
	Ryland Group, Inc.
420	6.63%, due 5/1/20	464
185	5.38%, due 10/1/22	201
795	Standard Pacific Corp., 8.38%, due 5/15/18	832
445	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 4/15/21	457	(c)
530	Toll Brothers Finance Corp., 5.88%, due 2/15/22	588
170	TRI Pointe Group, Inc., 4.88%, due 7/1/21	178
		4,949
Building Materials 0.7%
230	Allegion US Holding Co., Inc., 5.75%, due 10/1/21	237
560	HD Supply, Inc., 5.25%, due 12/15/21	588	(c)
55	Vulcan Materials Co., 7.50%, due 6/15/21	65
		890
Cable & Satellite Television 6.4%
200	Altice Luxembourg SA, 7.75%, due 5/15/22	212	(c)
235	Cable One, Inc., 5.75%, due 6/15/22	247	(c)
	CCO Holdings LLC/CCO Holdings Capital Corp.
295	5.25%, due 9/30/22	304
1,120	5.13%, due 2/15/23	1,159
285	5.75%, due 1/15/24	300
213	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, due 9/15/20	217	(c)
	CSC Holdings LLC
220	7.88%, due 2/15/18	226
565	6.75%, due 11/15/21	629
910	10.13%, due 1/15/23	1,059	(c)
	DISH DBS Corp.
135	5.13%, due 5/1/20	142
405	6.75%, due 6/1/21	447
325	Lynx II Corp., 6.38%, due 4/15/23	341	(c)
	Numericable-SFR SA
1,400	6.00%, due 5/15/22	1,465	(c)
980	6.25%, due 5/15/24	1,035	(c)
		7,783
Chemicals 1.8%
360	Huntsman Int'l LLC, 4.88%, due 11/15/20	378
	NOVA Chemicals Corp.
830	5.25%, due 8/1/23	855	(c)
320	4.88%, due 6/1/24	322	(c)
615	WR Grace & Co-Conn, 5.13%, due 10/1/21	661	(c)
		2,216
Consumer - Commercial Lease Financing 6.1%
	Aircastle Ltd.
1,065	4.63%, due 12/15/18	1,097
505	7.63%, due 4/15/20	569
	Navient Corp.
735	5.50%, due 1/15/19	763
775	4.88%, due 6/17/19	800
380	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	400	(c)
	Park Aerospace Holdings Ltd.
380	5.25%, due 8/15/22	387	(c)
670	5.50%, due 2/15/24	682	(c)
535	SLM Corp., 7.25%, due 1/25/22	586
	Springleaf Finance Corp.
1,630	7.75%, due 10/1/21	1,828
225	6.13%, due 5/15/22	236
		7,348
Discount Stores 0.3%
340	Dollar Tree, Inc., 5.25%, due 3/1/20	350

Diversified Capital Goods 0.2%
195	Anixter, Inc., 5.13%, due 10/1/21	208

Electric - Generation 2.9%
	Calpine Corp.
850	6.00%, due 1/15/22	877	(c)
380	5.88%, due 1/15/24	391	(c)
385	Dynegy, Inc., 6.75%, due 11/1/19	399
	NRG Energy, Inc.
1,605	6.25%, due 7/15/22	1,687
110	6.63%, due 3/15/23	114
		3,468
Electric - Integrated 1.0%
	IPALCO Enterprises, Inc.
400	5.00%, due 5/1/18	406
245	3.45%, due 7/15/20	249
350	PPL Energy Supply LLC, 4.60%, due 12/15/21	280
220	RJS Power Holdings LLC, 4.63%, due 7/15/19	217	(c)
		1,152
Electronics 0.7%
337	Amkor Technology, Inc., 6.63%, due 6/1/21	344
	Micron Technology, Inc.
135	5.88%, due 2/15/22	140
90	5.25%, due 8/1/23	94	(c)
280	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	294	(c)
		872
Energy - Exploration & Production 4.5%
575	Antero Resources Corp., 5.38%, due 11/1/21	592
185	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	190	(c)
305	Bill Barrett Corp., 7.00%, due 10/15/22	277
	Chesapeake Energy Corp.
145	6.63%, due 8/15/20	147
140	6.88%, due 11/15/20	141
605	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, due 5/1/20	515
145	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	151	(c)
290	Laredo Petroleum, Inc., 5.63%, due 1/15/22	293
280	Newfield Exploration Co., 5.75%, due 1/30/22	296
	Oasis Petroleum, Inc.
305	6.50%, due 11/1/21	301
125	6.88%, due 1/15/23	123
115	PDC Energy, Inc., 7.75%, due 10/15/22	120
575	Range Resources Corp., 5.75%, due 6/1/21	590	(c)
265	Sanchez Energy Corp., 7.75%, due 6/15/21	240
	SM Energy Co.
255	6.50%, due 11/15/21	254
20	6.13%, due 11/15/22	20
	Whiting Petroleum Corp.
425	5.00%, due 3/15/19	421
185	5.75%, due 3/15/21	175
500	WPX Energy, Inc., 7.50%, due 8/1/20	535
		5,381
Food & Drug Retail 0.4%
450	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	423	(c)
110	Tesco PLC, 5.50%, due 11/15/17	111	(c)
		534
Food - Wholesale 0.7%
455	NBTY, Inc., 7.63%, due 5/15/21	490	(c)
280	Post Holdings, Inc., 6.00%, due 12/15/22	296	(c)
		786
Gaming 3.6%
570	Boyd Gaming Corp., 6.88%, due 5/15/23	613
	GLP Capital L.P./GLP Financing II, Inc.
560	4.38%, due 11/1/18	568
530	4.88%, due 11/1/20	560
430	4.38%, due 4/15/21	449
200	Int'l Game Technology PLC, 5.63%, due 2/15/20	212	(c)
	MGM Resorts Int'l
500	8.63%, due 2/1/19	549
95	6.63%, due 12/15/21	107
505	7.75%, due 3/15/22	593
290	Scientific Games Int'l, Inc., 6.63%, due 5/15/21	299
345	Shingle Springs Tribal Gaming Authority, 9.75%, due 9/1/21	363	(c)
47	Station Casinos LLC, 7.50%, due 3/1/21	49
		4,362
Gas Distribution 5.5%
85	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	88
	DCP Midstream LLC
440	9.75%, due 3/15/19	490	(c)
270	5.35%, due 3/15/20	283	(c)
290	4.75%, due 9/30/21	298	(c)
745	Energy Transfer Equity L.P., 7.50%, due 10/15/20	842
370	Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, due 5/1/21	351
	NuStar Logistics L.P.
270	6.75%, due 2/1/21	294
175	4.75%, due 2/1/22	179
225	ONEOK, Inc., 4.25%, due 2/1/22	236
220	Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, due 7/15/21	224
	Rockies Express Pipeline LLC
440	6.00%, due 1/15/19	458	(c)
150	5.63%, due 4/15/20	159	(c)
195	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	213
285	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 7/15/22	283
335	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/22	337
580	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, due 5/1/23	598
	Williams Cos., Inc.
865	7.88%, due 9/1/21	1,012
285	3.70%, due 1/15/23	282
		6,627
Health Facilities 6.4%
285	Acadia Healthcare Co., Inc., 5.13%, due 7/1/22	294
315	Amsurg Corp., 5.63%, due 7/15/22	327
235	CHS/Community Health Systems, Inc., 6.88%, due 2/1/22	200
	HCA, Inc.
1,005	6.50%, due 2/15/20	1,098
1,215	5.88%, due 3/15/22	1,344
660	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	662
260	LifePoint Hospitals, Inc., 5.50%, due 12/1/21	270
	MPT Operating Partnership L.P./MPT Finance Corp.
200	6.38%, due 2/15/22	207
640	6.38%, due 3/1/24	698
590	5.50%, due 5/1/24	621
685	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	711
	Tenet Healthcare Corp.
365	7.50%, due 1/1/22	394	(c)
573	4.63%, due 7/15/24	570	(c)
	Universal Health Services, Inc.
90	3.75%, due 8/1/19	92	(c)
280	4.75%, due 8/1/22	288	(c)
		7,776
Health Services 1.3%
645	DaVita, Inc., 5.75%, due 8/15/22	666
90	Quintiles IMS, Inc., 4.88%, due 5/15/23	93	(c)
775	Service Corp. Int'l, 4.50%, due 11/15/20	787
		1,546
Investments & Misc. Financial Services 0.1%
130	MSCI, Inc., 5.25%, due 11/15/24	139	(c)

Machinery 0.6%
	CNH Industrial Capital LLC
535	3.38%, due 7/15/19	543
135	4.38%, due 4/5/22	141
75	Oshkosh Corp., 5.38%, due 3/1/22	78
		762
Media Content 2.5%
	Gannett Co., Inc.
170	5.13%, due 10/15/19	173
430	5.13%, due 7/15/20	441
445	Netflix, Inc., 5.38%, due 2/1/21	480
110	Nexstar Broadcasting, Inc., 6.13%, due 2/15/22	115	(c)
290	Sinclair Television Group, Inc., 5.63%, due 8/1/24	302	(c)
550	Sirius XM Radio, Inc., 3.88%, due 8/1/22	561	(c)
	Univision Communications, Inc.
615	6.75%, due 9/15/22	639	(c)
290	5.13%, due 5/15/23	296	(c)
		3,007
Medical Products 0.7%
795	Hologic, Inc., 5.25%, due 7/15/22	840	(c)

Metals - Mining Excluding Steel 3.6%
	Anglo American Capital PLC
320	2.63%, due 9/27/17	320	(c)
320	4.45%, due 9/27/20	335	(c)
	First Quantum Minerals Ltd.
555	7.00%, due 2/15/21	576	(c)
235	7.25%, due 4/1/23	242	(c)
	FMG Resources (August 2006) Pty Ltd.
245	9.75%, due 3/1/22	278	(c)
85	4.75%, due 5/15/22	87	(c)
90	5.13%, due 5/15/24	94	(c)
	Freeport-McMoRan, Inc.
100	2.38%, due 3/15/18	100
320	3.10%, due 3/15/20	318
175	6.50%, due 11/15/20	180
275	6.75%, due 2/1/22	289
1,045	3.55%, due 3/1/22	1,014
220	Hudbay Minerals, Inc., 7.25%, due 1/15/23	238	(c)
290	Teck Resources Ltd., 4.75%, due 1/15/22	305
		4,376
Oil Field Equipment & Services 0.5%
	Precision Drilling Corp.
272	6.63%, due 11/15/20	269
345	7.75%, due 12/15/23	347
		616
Packaging 3.0%
455	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, due 9/15/22	468	(c)
250	Ball Corp., 5.00%, due 3/15/22	269
	Berry Plastics Corp.
310	5.50%, due 5/15/22	323
230	6.00%, due 10/15/22	244
210	BWAY Holding Co., 5.50%, due 4/15/24	220	(c)
320	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	337
	Reynolds Group Issuer, Inc.
470	5.75%, due 10/15/20	480
680	4.80%, due 7/15/21	694	(a)(c)
410	5.13%, due 7/15/23	432	(c)
202	Silgan Holdings, Inc., 5.00%, due 4/1/20	205
		3,672
Personal & Household Products 0.6%
560	Energizer Holdings, Inc., 4.70%, due 5/19/21	597
115	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	116	(c)
		713
Pharmaceuticals 1.6%
315	Endo Finance LLC, 5.75%, due 1/15/22	291	(c)
410	Endo Finance LLC & Endo Finco, Inc., 7.25%, due 1/15/22	404	(c)
225	Mallinckrodt Int'l Finance SA, 3.50%, due 4/15/18	226
90	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	90	(c)
575	Valeant Pharmaceuticals Int'l, Inc., 6.50%, due 3/15/22	607	(c)
380	VPI Escrow Corp., 6.38%, due 10/15/20	369	(c)
		1,987
Printing & Publishing 1.8%
	Harland Clarke Holdings Corp.
325	6.88%, due 3/1/20	335	(c)
160	8.38%, due 8/15/22	171	(c)
	R.R. Donnelley & Sons Co.
255	7.63%, due 6/15/20	281
1,285	7.88%, due 3/15/21	1,391
		2,178
Real Estate Dev. & Mgt. 0.2%
185	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	191	(c)

Recreation & Travel 1.8%
195	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/24	205
1,900	NCL Corp. Ltd., 4.75%, due 12/15/21	1,966	(c)
		2,171
Restaurants 0.5%
195	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	200	(c)
145	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 6/1/24	151	(c)
200	Yum! Brands, Inc., 3.88%, due 11/1/20	206
		557
Software - Services 2.6%
	First Data Corp.
560	5.38%, due 8/15/23	586	(c)
225	7.00%, due 12/1/23	243	(c)
225	5.00%, due 1/15/24	234	(c)
	Nuance Communications, Inc.
610	5.38%, due 8/15/20	619	(c)
515	6.00%, due 7/1/24	551
295	Open Text Corp., 5.63%, due 1/15/23	310	(c)
330	Rackspace Hosting, Inc., 8.63%, due 11/15/24	356	(c)
195	Symantec Corp., 3.95%, due 6/15/22	202
95	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	95	(c)
		3,196
Specialty Retail 1.1%
205	Limited Brands, Inc., 8.50%, due 6/15/19	226
270	Penske Automotive Group, Inc., 5.75%, due 10/1/22	279
795	QVC, Inc., 3.13%, due 4/1/19	806
		1,311
Steel Producers - Products 1.5%
	ArcelorMittal
590	5.13%, due 6/1/20	623
1,005	6.75%, due 2/25/22	1,133
		1,756
Support - Services 4.0%
540	AECOM Technology Corp., 5.75%, due 10/15/22	566
415	Anna Merger Sub, Inc., 7.75%, due 10/1/22	313	(c)
385	Aramark Services, Inc., 5.13%, due 1/15/24	409
780	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, due 6/1/22	778	(c)
	Hertz Corp.
500	5.88%, due 10/15/20	470
240	7.38%, due 1/15/21	231
275	7.63%, due 6/1/22	272	(c)
180	6.25%, due 10/15/22	157
100	IHS Markit Ltd., 5.00%, due 11/1/22	107	(c)
	Iron Mountain, Inc.
1,245	6.00%, due 10/1/20	1,289	(c)
275	4.38%, due 6/1/21	285	(c)
		4,877
Technology Hardware & Equipment 2.3%
275	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/23	287
215	CommScope, Inc., 5.50%, due 6/15/24	227	(c)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
825	5.88%, due 6/15/21	865	(c)
260	7.13%, due 6/15/24	289	(c)
500	EMC Corp., 1.88%, due 6/1/18	498
115	Project Homestake Merger Corp., 8.88%, due 3/1/23	114	(c)
425	Western Digital Corp., 7.38%, due 4/1/23	466	(c)
		2,746
Telecom - Satellite 0.6%
708	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	762

Telecom - Wireless 2.6%
550	Sprint Capital Corp., 6.90%, due 5/1/19	585
825	Sprint Corp., 7.25%, due 9/15/21	912
215	Sprint Nextel Corp., 6.00%, due 11/15/22	227
	T-Mobile USA, Inc.
330	6.13%, due 1/15/22	346
335	4.00%, due 4/15/22	349
760	Wind Acquisition Finance SA, 4.75%, due 7/15/20	768	(c)
		3,187
Telecom - Wireline Integrated & Services 4.8%
650	CenturyLink, Inc., 5.63%, due 4/1/20	684
	Communications Sales & Leasing, Inc./CSL Capital LLC
275	6.00%, due 4/15/23	283	(c)
230	8.25%, due 10/15/23	237
125	Equinix, Inc., 5.38%, due 1/1/22	131
	Frontier Communications Corp.
765	7.13%, due 3/15/19	779
600	8.50%, due 4/15/20	610
155	8.88%, due 9/15/20	158
400	9.25%, due 7/1/21	380
	Level 3 Financing, Inc.
540	6.13%, due 1/15/21	555
590	5.63%, due 2/1/23	615
200	Qwest Corp., 6.75%, due 12/1/21	221
285	SoftBank Group Corp., 4.50%, due 4/15/20	294	(c)
	Telecom Italia Capital SA
115	7.00%, due 6/4/18	120
125	7.18%, due 6/18/19	136
555	Zayo Group LLC/Zayo Capital, Inc., 6.00%, due 4/1/23	585
		5,788
Theaters & Entertainment 0.9%
275	AMC Entertainment Holdings, Inc., 5.88%, due 2/15/22	286
800	Regal Entertainment Group, 5.75%, due 3/15/22	834
		1,120
	Total Corporate Bonds (Cost $106,340)	108,139

NUMBER OF SHARES

Short-Term Investment 3.0%

Investment Company 3.0%
3,713,158	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $3,713)	3,713	(e)

	Total Investments 97.5% (Cost $116,045)	117,880	##

	Other Assets Less Liabilities 2.5%	2,978

	Net Assets 100.0%	$120,858

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)	Illiquid security.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to $39,520,000, which represents 32.7% of net assets of the Fund. Securities denoted with (c) but without (b) have been deemed by the investment manager to be liquid.

(d)	Payment-in-kind (PIK) security.
(e)	Represents 7-day effective yield as of July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Food & Drug Retailers	$—	$460	$56	$516
Lodging & Casinos	—	689	294	983
Other Loan Assignments(a)	—	4,529	—	4,529
Total Loan Assignments	—	5,678	350	6,028
Corporate Bonds(a)	—	108,139	—	108,139
Short-Term Investment	—	3,713	—	3,713
Total Investments	$—	$117,530	$350	$117,880

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)		Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
Loan Assignments(c)
Business Equipment & Services	$95	$—	$(0	)(d)	$(1)	$—	$(94)	$—	$—	$—	$-
Food & Drug Retailers	—	—	—		1	—	—	55	—	56	1
Lodging & Casinos	—	(2)	—		5	291	—	—	—	294	5
Total	$95	$(2)	$(0	)(d)	$5	$291	$(94)	$55	$—	$350	$6

(c)
This security categorized as Level 3 is valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended July 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $55,000 was transferred from Level 2 to Level 3.  Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2017, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT(a)		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(b) 6.5%

Aerospace & Defense 0.0%(c)
	Transdigm Inc.
$374	First Lien Term Loan C, 4.29%, due 2/28/20	$375
663	First Lien Term Loan D, 4.29%, due 6/4/21	666
84	First Lien Term Loan F, 4.23%, due 6/9/23	85
		1,126
Air Transport 0.1%
	American Airlines Inc.
134	First Lien Term Loan B, 3.23%, due 6/27/20	134
715	First Lien Term Loan B, 3.23%, due 10/10/21	716
355	First Lien Term Loan B, 3.73%, due 12/14/23	357
289	United Airlines, First Lien Term Loan B, 3.56%, due 4/1/24	291
		1,498
All Telecom 0.6%
1,815	Centurylink, First Lien Term Loan B, 2.75%, due 1/31/25	1,789
802	Communications Sales and Leasing Inc., First Lien Term Loan, 4.23%, due 10/24/22	804
488	Consolidated Communications Inc., First Lien Term Loan B, 4.24%, due 10/5/23	488
	Frontier Communications Corp.
878	First Lien Term Loan A, 3.99%, due 3/31/21	845
860	First Lien Term Loan B, 4.98%, due 6/1/24	825
865	GTT Communications, Inc., Term Loan, due 1/9/24	868	(d)(e)
3,259	Intelsat Jackson HLDG, First Lien Term Loan B2, 4.00%, due 6/30/19	3,248
520	Level 3 Financing, Inc., First Lien Term Loan B, 3.48%, due 2/22/24	522
215	Neustar, First Lien Term Loan B2, due 3/1/24	218	(d)(e)
404	Premiere Global Services, Inc., First Lien Term Loan, 7.72%, due 12/8/21	403
419	RCN Grande, First Lien Term Loan, 4.23%, due 2/1/24	413
	SBA Communications
168	First Lien Term Loan B1, 3.49%, due 3/24/21	169
671	First Lien Term Loan B2, 3.49%, due 6/10/22	673
928	Sprint Communications, Inc., First Lien Term Loan B, 3.75%, due 2/2/24	931
85	Switch, First Lien Term Loan B, due 6/20/24	85	(d)(e)
	Syniverse Technologies
954	First Lien Term Loan, 4.30%, due 4/23/19	919
340	First Lien Term Loan, 4.30%, due 4/23/19	326
559	Telesat, First Lien Term Loan B, 4.30%, due 11/17/23	564
268	Zayo Group, First Lien Term Loan B2, 3.48%, due 1/19/24	269
700	Ziggo, First Lien Term Loan E, 3.73%, due 4/23/25	701
		15,060
Automotive 0.1%
383	ABRA, First Lien Term Loan, 4.25%, due 9/17/21	386	(d)(e)
	Caliber Collision
28	First Lien Term Loan DD, 4.23%, due 2/1/24	27
272	First Lien Term Loan, 4.23%, due 2/1/24	274
158	Cooper Standard Automotive Inc., First Lien Term Loan B, 3.55%, due 11/2/23	159
309	Midas Intermediate Holdings Co., First Lien Term Loan B, 4.05%, due 8/18/21	309
		1,155
Brokers, Dealers & Investment Houses 0.0%(c)
208	Compass Diversified, First Lien Term Loan B, 3.98%, due 6/6/21	210

Building & Development 0.2%
384	American Builders & Co., Inc., First Lien Term Loan B, 3.73%, due 10/31/23	386
	Capital Automotive LP
510	First Lien Term Loan B, 4.24%, due 3/16/24	515
320	Second Lien Term Loan, 7.24%, due 3/24/25	325
1,126	DTZ, First Lien Term Loan B, 4.49%, due 11/4/21	1,131
439	HD Supply Waterworks, First Lien Term Loan B, 4.00%, due 7/21/24	442
233	HDS Supply, First Lien Term Loan B, 4.05%, due 8/13/21	233
271	Jeld-Wen, Inc., First Lien Term Loan B, 4.30%, due 7/1/22	274
617	Mueller Water, First Lien Term Loan B, 3.75%, due 11/25/21	623
239	Quikrete, Term Loan B, 3.98%, due 11/15/23	239
1,070	Realogy Group, Term Loan, 3.55%, due 7/20/22	1,075
		5,243
Business Equipment & Services 0.8%
1,320	Acosta Inc., First Lien Term Loan B1, 4.48%, due 9/26/21	1,201
	Advantage Sales and Marketing
1,132	First Lien Term Loan, 4.55%, due 7/25/21	1,105
245	Second Lien Term Loan, 7.80%, due 7/25/22	232
125	Alixpartners, First Lien Term Loan B, 4.30%, due 4/4/24	126
	Brickman Group Holdings Inc.
941	Term Loan, 4.30%, due 12/18/20	945
37	Second Lien Term Loan, 7.73%, due 12/18/21	38
220	CBS Outdoor, First Lien Term Loan B, 3.48%, due 3/10/24	221
185	CCC Information Services Inc., First Lien Term Loan B, 4.24%, due 4/29/24	185
1,205	Ceridian Corp., First Lien Term Loan B2, 4.73%, due 9/15/20	1,205
339	Change Healthcare Holdings, First Lien Term Loan B, 3.98%, due 3/1/24	341
464	Convergeone, First Lien Term Loan B, 6.05%, due 6/2/24	463
838	CPA Global, First Lien Term Loan B, 4.81%, due 12/3/20	842
570	CSC Serviceworks, First Lien Term Loan B, due 11/14/22	570	(d)(e)
397	Endurance International, First Lien Term Loan, 5.24%, due 2/9/23	401	(d)(e)
1,590	First Data Corporation, First Lien Term Loan, 3.73%, due 4/20/24	1,599
748	Garda World Security, Term Loan, 7.25%, due 5/3/24	756
215	Gartner, First Lien Term Loan B, 3.23%, due 4/5/24	216
788	Genesys, First Lien Term Loan B, 5.30%, due 12/1/23	793
841	Kronos, Term Loan B, 4.68%, due 11/1/23	851
1,120	Mitchell International, Inc., First Lien Term Loan, 4.81%, due 10/11/20	1,124
169	On Assignment, First Lien Term Loan B, 3.48%, due 6/5/22	170
531	Presidio, First Lien Term Loan, 4.55%, due 2/2/22	534
672	Protection One, First Lien Term Loan B, 3.98%, due 5/2/22	676	(d)(e)
1,123	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	1,128
797	Solera, First Lien Term Loan B, 4.51%, due 3/3/23	802
1,200	Tempo Acquisition, First Lien Term Loan B, 4.23%, due 4/20/24	1,209
492	TRANS UNION LLC, First Lien Term Loan B2, 3.73%, due 4/9/23	493
205	Vantiv, First Lien Term Loan B, 3.72%, due 10/14/23	206
188	Wex, First Lien Term Loan B, 3.98%, due 7/1/23	190
		18,622
Cable & Satellite Television 0.3%
995	Cablevision Systems Corp., First Lien Term Loan B, 3.48%, due 7/17/25	992
518	Cequel Communications, LLC, First Lien Term Loan B, 3.48%, due 7/14/25	517
	Charter Communications Operating LLC
449	First Lien Term Loan F, 3.24%, due 1/3/21	452
927	First Lien Term Loan I, 3.48%, due 1/15/24	933
229	Mediacom Illinois LLC, First Lien Term Loan K, 3.45%, due 2/19/24	231
928	Numericable, First Lien Term Loan B11, 4.06%, due 7/31/25	925
	Telenet
600	First Lien Term Loan AI, 2.75%, due 6/30/25	603
35	First Lien Term Loan AI2, 3.98%, due 6/30/25	35
475	Unity Media, First Lien Term Loan B, due 9/30/25	474	(d)(e)
800	UPC Financing Partnership, First Lien Term Loan AP, 3.98%, due 4/15/25	804
280	Virgin Media, First Lien Term Loan I, 3.98%, due 1/31/25	281
1,669	Wide Open West, First Lien Term Loan B, 4.48%, due 8/6/23	1,669	(d)(e)
		7,916
Chemicals & Plastics 0.1%
	Allnex
185	First Lien Term Loan B2, due 9/13/23	185	(d)(e)
139	First Lien Term Loan B3, due 9/13/23	140	(d)(e)
430	Dupont Performance Coatings, First Lien Term Loan, 3.30%, due 6/30/24	432
	Ineos Finance PLC
375	First Lien Term Loan B, 4.01%, due 3/31/22	377
70	First Lien Term Loan B, 4.01%, due 3/31/24	70
405	KIK Custom Products Inc., First Lien Term Loan B, 5.79%, due 8/26/22	409
	Solenis
1,114	First Lien Term Loan, 4.45%, due 7/31/21	1,120
125	Second Lien Term Loan, 7.95%, due 7/31/22	125
536	Univar Inc., First Lien Term Loan B, 3.98%, due 7/1/22	539
		3,397
Conglomerates 0.0%(c)
402	Harland Clark Holdings Corp., First Lien Term Loan B6, 6.80%, due 2/9/22	404
105	Penn Engineering, First Lien Term Loan B, due 6/27/24	106	(d)(e)
268	Spectrum Brands, Inc., First Lien Term Loan B, 3.27%, due 6/23/22	269
		779
Containers & Glass Products 0.3%
	Berlin Packaging
1,185	First Lien Term Loan B, 4.51%, due 10/1/21	1,191	(d)(e)
240	Second Lien Term Loan, 7.98%, due 10/1/22	243	(d)(e)
	Berry Plastics
246	First Lien Term Loan K, 3.47%, due 2/8/20	247
368	First Lien Term Loan L, 3.47%, due 1/6/21	369
741	First Lien Term Loan I, 3.80%, due 10/1/22	744
805	BWAY Corporation, First Lien Term Loan, 4.47%, due 4/3/24	809
240	Consolidated Container, First Lien Term Loan B, 4.73%, due 5/9/24	242	(d)(e)
	Constantia Flexibles Group
62	First Lien Term Loan B1, 4.30%, due 4/29/22	62
320	First Lien Term Loan B2, 4.30%, due 4/29/22	320
504	Fort Dearborn Co., First Lien Term Loan B, 5.30%, due 10/19/23	506
1,597	Reynolds Group, First Lien Term Loan, 4.23%, due 2/5/23	1,603
783	SIG Combibloc Group, First Lien Term Loan B, 4.23%, due 3/12/22	788
790	Tekni-Plex Inc., First Lien Term Loan, 4.81%, due 6/1/22	794
		7,918
Cosmetics - Toiletries 0.0%(c)
303	Prestige Brands, Inc., First Lien Term Loan B4, 3.98%, due 1/26/24	305

Drugs 0.3%
3,185	Endo Pharma, First Lien Term Loan B, 5.50%, due 4/27/24	3,233
1,594	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.02%, due 8/18/22	1,605	(d)(e)
321	Pharmaceutical Technologies & Services, First Lien Term Loan B, 3.98%, due 5/20/21	322
3,061	Valeant Pharmaceuticals, First Lien Term Loan BF3, 5.98%, due 4/1/22	3,118	(d)(e)
		8,278
Ecological Services & Equipment 0.0%(c)
827	ADS Waste Holdings, Inc., First Lien Term Loan B, 3.94%, due 11/10/23	833

Electronics - Electrical 0.6%
	Applied Systems
167	First Lien Term Loan, 4.55%, due 1/25/21	169
137	Second Lien Term Loan, due 1/23/22	138	(d)(e)
1,179	Avast Software, First Lien Term Loan B, 4.55%, due 9/30/23	1,189
1,425	BMC Software, First Lien Term Loan, 5.23%, due 9/10/22	1,434
214	Cision, First Lien Term Loan B, 4.25%, due 6/16/23	213
200	CommScope, First Lien Term Loan B, 3.30%, due 12/29/22	201
686	CPI ACQUISITION INC., First Lien Term Loan, 5.96%, due 8/17/22	597
959	Dell, First Lien Term Loan, 3.74%, due 9/7/23	964
434	Go Daddy, First Lien Term Loan B, 3.73%, due 2/15/24	436
	Hyland Software, Inc.
310	First Lien Term Loan, due 7/1/22	313	(d)(e)
55	Second Lien Term Loan, 8.23%, due 5/24/25	56
793	Infor Global Solutions Ltd., First Lien Term Loan, 4.05%, due 2/1/22	793
192	MKS Instruments, Inc., First Lien Term Loan B, due 4/29/23	193	(d)(e)
	Oberthur Technologies
185	First Lien Term Loan B1, 5.05%, due 12/15/23	185
114	First Lien Term Loan B1, 5.05%, due 12/15/23	114
348	On Semiconductor, First Lien Term Loan B, 3.48%, due 3/31/23	349
	Optiv Security, Inc.
778	First Lien Term Loan, 4.44%, due 2/1/24	776
160	Second Lien Term Loan, 8.44%, due 2/1/25	159
	Peak 10
421	First Lien Term Loan, 3.50%, due 7/21/24	423
80	Second Lien Term Loan, 8.25%, due 7/21/25	81
804	Rackspace Hosting Inc., First Lien Term Loan B, 4.28%, due 11/3/23	809
1,594	Riverbed Technology, First Lien Term Loan B, 4.49%, due 4/24/22	1,571
2,241	Sophia LP, First Lien Term Loan B, 4.55%, due 9/30/22	2,244
392	Vertafore, First Lien Term Loan, 4.55%, due 6/17/23	394
		13,801
Equipment Leasing 0.1%
645	AER/Int'l Lease Finance Corp., First Lien Term Loan B, 3.55%, due 10/30/22	647
620	Avolon, First Lien Term Loan B2, 3.98%, due 3/20/22	619
250	Delos, First Lien Term Loan, 3.55%, due 10/6/23	251
		1,517
Financial Intermediaries 0.2%
499	Americold, First Lien Term Loan B, 4.98%, due 12/1/22	505
519	CITCO, First Lien Term Loan, 4.23%, due 4/3/22	523
215	Fortress Investment Group, First Lien Term Loan B, due 6/12/22	217	(d)(e)
1,127	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 4.23%, due 8/18/23	1,132
208	Guggenheim Partners, First Lien Term Loan B, 3.98%, due 7/22/23	210
311	Harbourvest Partners, First Lien Term Loan, 3.80%, due 2/4/21	311
535	Royalty Pharma, First Lien Term Loan B6, 3.30%, due 3/27/23	538
253	SAM Finance, First Lien Term Loan B, 4.50%, due 12/17/20	254
		3,690
Food & Drug Retailers 0.2%
	Albertsons LLC
172	First Lien Term Loan B4, 3.98%, due 8/25/21	171
614	First Lien Term Loan B5, 4.29%, due 12/21/22	613	(d)(e)
436	First Lien Term Loan B6, 4.25%, due 6/22/23	435	(d)(e)
1,136	General Nutrition Centers, First Lien Term Loan, 3.74%, due 3/4/19	1,091
1,600	Rite Aid Corp., Second Lien Term Loan 2, 5.17%, due 6/21/21	1,606
		3,916
Food Products 0.1%
520	B&G Foods Inc., First Lien Term Loan B, 3.48%, due 11/2/22	523
311	DE Master Blenders 1753 NV, Term Loan B1, 4.25%, due 7/2/22	311
299	Del Monte Foods, First Lien Term Loan, 4.43%, due 2/18/21	233
849	NBTY, Inc., First Lien Term Loan B, 4.80%, due 5/5/23	850
800	Nomad Foods Europe Midco Ltd., First Lien Term Loan B, 3.98%, due 4/20/24	806
370	Post Holdings, First Lien Term Loan B, 3.49%, due 5/24/24	371
		3,094
Food Service 0.1%
210	Aramark Corporation, First Lien Term Loan B, 3.23%, due 3/2/24	211
523	Burger King Corporation, First Lien Term Loan B, 3.51%, due 2/17/24	523
535	US Foods, First Lien Term Loan B, 3.99%, due 6/27/23	539
249	Weight Watchers International Inc., Term Loan, 4.55%, due 4/2/20	244
537	Yum Brands, Inc., First Lien Term Loan B, 3.23%, due 6/16/23	539
		2,056
Health Care 0.5%
798	Acadia Healthcare Co., First Lien Term Loan B2, 3.98%, due 2/16/23	807
	Air Medical Group Holding
565	First Lien Term Loan B, 4.48%, due 4/28/22	553
110	First Lien Term Loan B1, 5.23%, due 4/28/22	109
	CHS/Community Health
836	First Lien Term Loan G1, 3.96%, due 12/31/19	836
636	First Lien Term Loan H1, 4.21%, due 1/27/21	635
817	Concentra Operating Company, First Lien Term Loan 1, 4.21%, due 6/1/22	822
1,682	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	1,691
977	Grifols SA, First Lien Term Loan B, 3.44%, due 1/19/25	983
	HCA Inc.
391	First Lien Term Loan B9, 3.23%, due 3/18/23	393
478	First Lien Term Loan B8, 3.48%, due 2/15/24	481
1,601	IASIS Healthcare LLC, First Lien Term Loan, 5.30%, due 2/17/21	1,609
354	INC Research, First Lien Term Loan B, due 6/26/24	356	(d)(e)
1,058	Mallinckrodt International, First Lien Term Loan B, 4.05%, due 9/24/24	1,063
100	Mediware Information System, First Lien Term Loan B, 4.98%, due 2/9/24	100
708	Multiplan, Inc., First Lien Term Loan B, 4.30%, due 6/7/23	713
561	National Mentor, Inc., First Lien Term Loan B, 4.30%, due 1/31/21	566
194	Quintiles Ims Health, First Lien Term Loan B, 3.26%, due 3/7/24	195
224	Surgery Partners, First Lien Term Loan, due 6/15/24	226	(d)(e)
1,217	Team Health, Inc., First Lien Term Loan B, 3.98%, due 2/6/24	1,212
		13,350
Industrial Equipment 0.3%
	Crosby Worldwide
970	First Lien Term Loan, 4.17%, due 11/22/20	882
55	Second Lien Term Loan, 7.17%, due 11/22/21	45
808	Doosan Infracore, First Lien Term Loan B, 3.93%, due 5/19/24	813
1,192	Filtration Group, First Lien Term Loan, 3.00%, due 11/21/20	1,202
244	Gates Global LLC, First Lien Term Loan B, 4.55%, due 3/31/24	246
105	Harsco, First Lien Term Loan B, 6.25%, due 11/2/23	106
1,033	Husky Injection Molding, First Lien Term Loan B, 4.48%, due 6/30/21	1,040
170	Hyster-Yale Group, First Lien Term Loan B, 5.23%, due 5/30/23	171
811	Milacron LLC, First Lien Term Loan B, 4.23%, due 9/24/23	816
591	Rexnord Corp., First Lien Term Loan B, 4.05%, due 8/21/23	593
514	Signode Industrial, First Lien Term Loan B, 4.01%, due 5/1/21	516
		6,430
Insurance 0.1%
	Sedgwick Holdings Inc.
1,129	First Lien Term Loan, 3.98%, due 2/28/21	1,131
110	Second Lien Term Loan, 6.95%, due 2/28/22	111
130	Second Lien Term Loan, 6.98%, due 2/28/22	132
		1,374
Leisure Goods - Activities - Movies 0.2%
538	Amc Entertainment, First Lien Term Loan B, 3.48%, due 12/15/22	540
316	Bright Horizons, First Lien Term Loan B, 3.48%, due 11/3/23	318
	Formula One
69	Second Lien Term Loan, due 7/29/22	69	(d)(e)
1,365	First Lien Term Loan B, 4.50%, due 2/1/24	1,372	(d)(e)
1,030	Nielsen Business Media, First Lien Term Loan B, 4.30%, due 5/22/24	1,042
269	Regal Cinemas Corporation, First Lien Term Loan, 3.23%, due 4/1/22	270
1,202	Seaworld, First Lien Term Loan B5, 4.30%, due 3/31/24	1,205
380	Warner Music Group, First Lien Term Loan, 3.73%, due 11/1/23	381
		5,197
Lodging & Casinos 0.4%
155	Aristocrat Leisure, First Lien Term Loan, 3.56%, due 10/20/21	156
120	Belmond, First Lien Term Loan B, due 7/3/24	120	(d)(e)
446	Boyd Gaming Corporation, First Lien Term Loan B, 3.69%, due 9/15/23	448
285	Caesars Entertainment, First Lien Term Loan B, due 4/4/24	286	(d)(e)
475	CityCenter, First Lien Term Loan B, 3.73%, due 4/18/24	477
153	Diversey, First Lien Term Loan, 3.00%, due 7/25/24	153
748	Eldorado Resorts, First Lien Term Loan B, 3.56%, due 4/17/24	746
268	ESH Hospitality, Inc., First Lien Term Loan B, 3.73%, due 8/30/23	269
324	Four Seasons Holdings Inc., First Lien Term Loan B, 3.73%, due 11/30/23	326
548	Hilton Worldwide, First Lien Term Loan B2, 3.23%, due 10/25/23	551
399	MGM Growth Properties, First Lien Term Loan B, 3.48%, due 4/25/23	401
	Mohegan Tribal Gaming
250	First Lien Term Loan A, 4.98%, due 10/13/21	251
536	First Lien Term Loan B, 5.23%, due 10/13/23	543
	Scientific Games Corp
1,335	First Lien Term Loan B3, 5.23%, due 10/1/21	1,336
1,223	First Lien Term Loan B4, 3.25%, due 8/14/24	1,217
263	Sky Bet, First Lien Term Loan, 3.50%, due 7/24/24	264
523	Station Casinos, First Lien Term Loan B, 3.73%, due 6/8/23	523
688	Twin Rivers Casino, First Lien Term Loan B, 4.80%, due 7/10/20	692
		8,759
Oil & Gas 0.1%
450	Chesapeake Energy, First Lien Term Loan, 8.69%, due 8/23/21	483
405	EagleClaw, First Lien Term Loan, 5.51%, due 6/6/24	407
710	Energy Transfer Equity LP, First Lien Term Loan, 3.97%, due 2/2/24	712
225	Gavilan Resources, Second Lien Term Loan, 7.22%, due 3/1/24	217
		1,819
Publishing 0.0%(c)
304	Nielsen, First Lien Term Loan B4, 3.22%, due 10/4/23	304
105	Springer Science & Business Media S.A, First Lien Term Loan B9, 4.80%, due 8/15/20	105
272	Tribune Company, First Lien Term Loan B, 4.23%, due 1/27/24	273
		682
Radio & Television 0.1%
477	Cumulus Media, First Lien Term Loan B, 4.49%, due 12/23/20	381
169	Gray Television, Inc., First Lien Term Loan B, 3.72%, due 2/7/24	170
355	iHeartCommunications Inc., First Lien Term Loan D, 7.98%, due 1/30/19	287
59	Lions Gate, First Lien Term Loan B, 4.23%, due 12/8/23	59
34	Mission Broadcasting, First Lien Term Loan, 3.74%, due 1/17/24	34
275	Nexstar Broadcasting, First Lien Term Loan B, 4.24%, due 1/17/24	278
443	Sinclair Broadcasting, First Lien Term Loan B2, 3.49%, due 1/3/24	443
766	Univision Communications Inc., First Lien Term Loan C5, 3.98%, due 3/15/24	763
		2,415
Retailers (except food & drug) 0.2%
	Bass Pro Shops
1,925	First Lien Term Loan B1, 4.47%, due 6/5/20	1,923
455	First Lien Term Loan B, 6.30%, due 12/16/23	443
	BJS Wholesale Club Inc.
1,287	First Lien Term Loan B, 4.97%, due 1/27/24	1,258
185	Second Lien Term Loan, 8.50%, due 1/27/25	180
246	CDW LLC, First Lien Term Loan B, 3.30%, due 8/17/23	248
70	Jo- Ann Stores, First Lien Term Loan B, due 10/21/23	70	(d)(e)
424	PetSmart Inc., First Lien Term Loan B, 4.23%, due 3/10/22	400
159	Pilot Travel Centers, First Lien Term Loan B, 3.23%, due 5/25/23	160
	Sally Beauty
145	First Lien Term Loan B1, due 6/22/24	146	(d)(e)
225	First Lien Term Loan B2, 4.50%, due 6/22/24	225
		5,053
Steel 0.0%(c)
555	McJunkin Red Man Corporation, First Lien Term Loan, 5.23%, due 11/9/19	559
547	TMS International, First Lien Term Loan B, 4.67%, due 10/16/20	547
		1,106
Surface Transport 0.1%
281	Avis Budget Car Rental, First Lien Term Loan B, 3.30%, due 3/15/22	280
1,686	Hertz Corporation, First Lien Term Loan B, 3.99%, due 6/30/23	1,682
	Kenan Advantage Group
824	First Lien Term Loan B1, 4.23%, due 7/29/22	825
251	First Lien Term Loan B2, 4.23%, due 7/29/22	251
		3,038
Utilities 0.4%
1,131	Calpine Construction, First Lien Term Loan B2, 3.74%, due 1/31/22	1,129
	Calpine Corp.
238	First Lien Term Loan B7, 4.05%, due 5/31/23	238
406	First Lien Term Loan B5, 4.05%, due 1/16/24	407
1,522	Dynegy Holdings Inc., First Lien Term Loan C, 4.48%, due 2/7/24	1,529
825	Energy Future, First Lien Term Loan, due 6/23/18	831	(d)(e)
388	HELIX Generation, First Lien Term Loan B, 4.96%, due 6/2/24	391	(d)(e)
820	Nautilus Power LLC, First Lien Term Loan B, 5.73%, due 5/16/24	822
619	NRG Energy Inc., First Lien Term Loan B, 3.55%, due 6/30/23	620
	RJS Power
537	First Lien Term Loan B1, 5.24%, due 7/6/23	519
668	First Lien Term Loan B2, 5.23%, due 4/6/24	646
	Texas Competitive
1,180	First Lien Term Loan B, 3.98%, due 8/4/23	1,184
270	First Lien Term Loan C, 3.98%, due 8/4/23	271
403	First Lien Term Loan B2, 4.48%, due 8/4/24	406
2,014	TPF II, First Lien Term Loan B, 5.23%, due 10/2/23	2,025
		11,018
	Total Loan Assignments (Cost $160,391)	160,655

U.S. Treasury Obligations 25.7%
15,600	U.S. Treasury Bill, 1.12%, due 5/24/18	15,451	(f)(g)
	U.S. Treasury Bonds
46,990	5.50%, due 8/15/28	61,408
2,625	4.50%, due 2/15/36	3,370
15,905	3.88%, due 8/15/40	18,813
	U.S. Treasury Inflation-Indexed Bonds
38,452	0.25%, due 1/15/25	37,998	(h)
37,638	2.00%, due 1/15/26	42,381	(h)
18,260	2.50%, due 1/15/29	22,078	(h)
71,456	3.88%, due 4/15/29	97,390	(h)
	U.S. Treasury Notes
88,170	0.75%, due 1/31/18 – 4/30/18	87,911
15,940	2.63%, due 1/31/18 – 4/30/18	16,079
51,600	1.50%, due 8/31/18	51,721
50,000	1.00%, due 9/15/18	49,844
6,585	2.13%, due 12/31/21	6,685
110,915	2.75%, due 2/15/24	115,638
11,275	1.63%, due 2/15/26	10,743

	Total U.S. Treasury Obligations (Cost $640,553)	637,510

Mortgage-Backed Securities 27.0%

Collateralized Mortgage Obligations 2.4%
	Fannie Mae Connecticut Avenue Securities
20,303	Ser. 2017-C02, Class 2M2, 4.88%, due 9/25/29	21,920	(b)
9,475	Ser. 2017-C03, Class 1M2, 4.23%, due 10/25/29	9,918	(b)
5,668	Ser. 2017-C04, Class 2M2, 4.08%, due 11/25/29	5,861	(b)
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,020	Ser. 2017-DNA2, Class M2, 4.68%, due 10/25/29	9,715	(b)
7,370	Ser. 2017-HQA2, Class M2, 3.88%, due 12/25/29	7,543	(b)
	JP Morgan Alternative Loan Trust
683	Ser. 2006-A5, Class 1A1, 1.39%, due 10/25/36	636	(b)
3,029	Ser. 2007-A2, Class 12A3, 1.42%, due 6/25/37	3,006	(b)
		58,599
Commercial Mortgage-Backed 1.3%
	Citigroup Commercial Mortgage Trust
48,649	Ser. 2014-GC25, Class XA, 1.05%, due 10/10/47	2,909	(b)(i)
32,426	Ser. 2015-GC27, Class XA, 1.42%, due 2/10/48	2,612	(b)(i)
38,487	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.14%, due 5/10/47	1,942	(b)(i)
31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.35%, due 1/10/46	626	(b)(i)(j)
	Commercial Mortgage Trust
34,000	Ser. 2013-CR6, Class XB, 0.59%, due 3/10/46	951	(b)(i)
42,691	Ser. 2014-CR16, Class XA, 1.19%, due 4/10/47	2,119	(b)(i)
53,101	Ser. 2014-UBS3, Class XA, 1.31%, due 6/10/47	3,057	(b)(i)
28,705	Ser. 2014-UBS6, Class XA, 1.03%, due 12/10/47	1,440	(b)(i)
38,985	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.87%, due 6/15/57	1,869	(b)(i)
	GS Mortgage Securities Trust
73,687	Ser. 2014-GC18, Class XA, 1.13%, due 1/10/47	3,714	(b)(i)
57,670	Ser. 2015-GC30, Class XA, 0.89%, due 5/10/50	2,696	(b)(i)
30,587	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.14%, due 4/15/47	1,500	(b)(i)
	WF-RBS Commercial Mortgage Trust
102,868	Ser. 2013-C14, Class XB, 0.15%, due 6/15/46	1,054	(b)(i)
43,876	Ser. 2014-C21, Class XA, 1.14%, due 8/15/47	2,430	(b)(i)
62,589	Ser. 2014-C25, Class XA, 0.93%, due 11/15/47	3,064	(b)(i)
9,173	Ser. 2014-C22, Class XA, 0.92%, due 9/15/57	426	(b)(i)
		32,409
Fannie Mae 11.0%
	Pass-Through Certificates
9	5.00%, due 6/1/40 – 7/1/40	10
106	6.00%, due 9/1/33 – 9/1/40	121
1	6.50%, due 9/1/32	1
1	7.50%, due 12/1/32	1
20,240	3.00%, TBA, 15 Year Maturity	20,820	(k)
22,880	3.00%, TBA, 30 Year Maturity	22,919	(k)
67,470	3.50%, TBA, 30 Year Maturity	69,462	(k)
136,195	4.00%, TBA, 30 Year Maturity	143,404	(k)
15,725	4.50%, TBA, 30 Year Maturity	16,882	(k)
		273,620
Freddie Mac 10.9%
	Pass-Through Certificates
0(l)	4.50%, due 8/1/18	0	(l)
7	5.00%, due 5/1/18 – 12/1/28	8
0(l)	5.50%, due 9/1/17	0	(l)
33,970	3.00%, TBA, 15 Year Maturity	34,961	(k)
21,305	3.00%, TBA, 30 Year Maturity	21,342	(k)
81,890	3.50%, TBA, 30 Year Maturity	84,366	(k)
111,990	4.00%, TBA, 30 Year Maturity	117,962	(k)
10,500	4.50%, TBA, 30 Year Maturity	11,260	(k)
		269,899
Ginnie Mae 1.4%
	Pass-Through Certificates
1	6.50%, due 7/15/32	1
1	7.00%, due 8/15/32	1
13,730	3.50%, TBA, 30 Year Maturity	14,266	(k)
19,374	4.00%, TBA, 30 Year Maturity	20,404	(k)
		34,672
	Total Mortgage-Backed Securities (Cost $675,580)	669,199

Corporate Bonds 38.6%

Advertising 0.2%
320	Lamar Media Corp., 5.75%, due 2/1/26	348	(m)
1,180	MDC Partners, Inc., 6.50%, due 5/1/24	1,186	(j)(m)
	Nielsen Finance LLC
140	4.50%, due 10/1/20	142	(m)
3,080	5.00%, due 4/15/22	3,176	(j)(m)
		4,852
Agriculture 0.2%
5,250	Reynolds American, Inc., 4.45%, due 6/12/25	5,646	(m)

Airlines 0.6%
8,025	American Airlines, Inc., Ser. 2014-1, Class B, 4.38%, due 10/1/22	8,222	(m)
5,400	Delta Air Lines, Inc., 3.63%, due 3/15/22	5,562	(m)
		13,784
Auto Manufacturers 2.2%
30,020	Ford Motor Credit Co. LLC, 2.98%, due 8/3/22	30,020
6,925	General Motors Co., 6.25%, due 10/2/43	7,845	(m)
	General Motors Financial Co., Inc.
6,710	3.20%, due 7/6/21	6,819	(m)
9,330	4.00%, due 10/6/26	9,309	(m)
		53,993
Auto Parts & Equipment 0.1%
800	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	824	(j)(n)
535	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	548	(j)(m)
		1,372
Banking 0.5%
	Ally Financial, Inc.
650	3.25%, due 9/29/17	651
2,890	6.25%, due 12/1/17	2,931	(m)
1,715	3.60%, due 5/21/18	1,735	(m)
2,470	3.25%, due 11/5/18	2,501	(m)
2,760	8.00%, due 3/15/20	3,133	(m)
	CIT Group, Inc.
188	5.50%, due 2/15/19	197	(j)
1,145	3.88%, due 2/19/19	1,172	(m)
		12,320
Banks 5.3%
9,145	Bank of America Corp., Ser. L , 3.95%, due 4/21/25	9,369	(m)
	Barclays PLC
14,320	4.34%, due 1/10/28	14,925	(m)
10,890	4.84%, due 5/9/28	11,317
12,525	Capital One N.A., 2.35%, due 1/31/20	12,582	(m)
	Goldman Sachs Group, Inc.
13,015	3.69%, due 6/5/28	13,096	(b)
7,795	5.15%, due 5/22/45	8,821	(m)
14,440	HSBC Holdings PLC, 6.00%, due 12/31/99	15,145	(b)
10,570	JPMorgan Chase & Co., 3.54%, due 5/1/28	10,663	(b)(m)
	Morgan Stanley
19,140	3.59%, due 7/22/28	19,195	(b)
5,015	Ser. H, 5.45%, due 12/31/49	5,191	(b)(m)
12,265	SunTrust Banks, Inc., Ser. G , 5.05%, due 12/31/99	12,403	(b)(m)
		132,707
Building & Construction 0.5%
	CalAtlantic Group, Inc.
560	5.25%, due 6/1/26	581
455	5.00%, due 6/15/27	462
	Lennar Corp.
1,935	4.75%, due 12/15/17	1,937	(m)
1,260	4.75%, due 11/15/22	1,336	(m)
965	4.88%, due 12/15/23	1,025	(m)
260	4.75%, due 5/30/25	273
	Meritage Homes Corp.
545	4.50%, due 3/1/18	549	(m)
465	6.00%, due 6/1/25	502	(m)
805	PulteGroup, Inc., 4.25%, due 3/1/21	835
560	Ryland Group, Inc., 5.38%, due 10/1/22	608	(m)
	Standard Pacific Corp.
515	8.38%, due 5/15/18	539	(m)
420	8.38%, due 1/15/21	492	(m)
940	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	999	(j)(m)
	Toll Brothers Finance Corp.
1,545	4.00%, due 12/31/18	1,576	(m)
465	4.38%, due 4/15/23	485	(m)
		12,199
Building Materials 0.1%
530	Allegion PLC, 5.88%, due 9/15/23	571
	HD Supply, Inc.
1,340	5.25%, due 12/15/21	1,406	(j)(m)
475	5.75%, due 4/15/24	509	(j)
470	USG Corp., 5.50%, due 3/1/25	502	(j)(m)
		2,988
Cable & Satellite Television 1.3%
	Altice Luxembourg SA
1,145	7.75%, due 5/15/22	1,217	(j)(m)
845	7.63%, due 2/15/25	926	(j)(m)
810	Altice US Finance I Corp., 5.50%, due 5/15/26	859	(j)(m)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,440	5.25%, due 9/30/22	1,485	(m)
1,850	5.13%, due 5/1/23	1,943	(j)(m)
2,205	5.75%, due 2/15/26	2,370	(j)(m)
370	5.13%, due 5/1/27	382	(j)
1,090	5.88%, due 5/1/27	1,172	(j)(m)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
940	6.38%, due 9/15/20	956	(j)(m)
1,015	5.13%, due 12/15/21	1,038	(j)(m)
	CSC Holdings LLC
1,866	10.88%, due 10/15/25	2,328	(j)(m)
390	5.50%, due 4/15/27	415	(j)(m)
1,190	CSC Holdings, Inc., 7.63%, due 7/15/18	1,250	(m)
	DISH DBS Corp.
545	4.25%, due 4/1/18	551
1,070	6.75%, due 6/1/21	1,181
1,410	5.88%, due 11/15/24	1,530	(m)
545	7.75%, due 7/1/26	653	(m)
	Numericable-SFR SA
4,225	6.00%, due 5/15/22	4,420	(j)(m)
2,410	7.38%, due 5/1/26	2,609	(j)(m)
545	UPCB Finance IV Ltd., 5.38%, due 1/15/25	568	(j)(m)
	Virgin Media Finance PLC
530	5.25%, due 2/15/22	498	(m)
365	6.00%, due 10/15/24	386	(j)
1,330	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,410	(j)(m)
1,600	Ziggo Secured Finance BV, 5.50%, due 1/15/27	1,656	(j)(m)
		31,803
Chemicals 0.2%
535	CF Industries, Inc., 5.38%, due 3/15/44	481
	Momentive Performance Materials, Inc.
425	8.88%, due 10/15/20	0	(l)(m)(o)(p)(q)
425	3.88%, due 10/24/21	426	(m)
	NOVA Chemicals Corp.
375	5.25%, due 8/1/23	386	(j)
1,125	4.88%, due 6/1/24	1,132	(j)
1,185	5.00%, due 5/1/25	1,191	(j)(m)
1,040	5.25%, due 6/1/27	1,043	(j)
	WR Grace & Co-Conn
295	5.13%, due 10/1/21	317	(j)
195	5.63%, due 10/1/24	210	(j)
		5,186
Commercial Services 0.3%
6,980	ERAC USA Finance LLC, 4.20%, due 11/1/46	6,651	(j)(m)

Computers 2.1%
	Apple, Inc.
13,140	2.30%, due 5/11/22	13,183	(m)
6,285	4.65%, due 2/23/46	7,053	(m)
	Dell International LLC/EMC Corp
10,075	4.42%, due 6/15/21	10,646	(j)(m)
12,285	5.45%, due 6/15/23	13,540	(j)(m)
6,660	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	7,052	(m)
		51,474
Consumer - Commercial Lease Financing 0.8%
	Aircastle Ltd.
1,755	4.63%, due 12/15/18	1,808	(m)
1,065	6.25%, due 12/1/19	1,151
595	5.50%, due 2/15/22	646
490	5.00%, due 4/1/23	521
	Navient Corp.
315	5.50%, due 1/15/19	327	(m)
2,980	4.88%, due 6/17/19	3,077	(m)
385	8.00%, due 3/25/20	426
1,215	5.88%, due 10/25/24	1,238
975	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	1,026	(j)
	Park Aerospace Holdings Ltd.
2,860	5.25%, due 8/15/22	2,910	(j)(m)
1,975	5.50%, due 2/15/24	2,011	(j)(m)
	SLM Corp.
770	Ser. A, 4.63%, due 9/25/17	772	(m)
500	8.45%, due 6/15/18	525	(m)
980	6.13%, due 3/25/24	1,019
	Springleaf Finance Corp.
385	7.75%, due 10/1/21	432
790	6.13%, due 5/15/22	829
		18,718
Discount Stores 0.1%
	Dollar Tree, Inc.
780	5.25%, due 3/1/20	803	(m)
905	5.75%, due 3/1/23	958	(m)
		1,761
Diversified Financial Services 0.4%
9,065	Discover Financial Services, 4.10%, due 2/9/27	9,177	(m)

Electric - Generation 0.5%
	Calpine Corp.
1,725	6.00%, due 1/15/22	1,779	(j)(m)
3,060	5.38%, due 1/15/23	2,972	(m)
	Dynegy, Inc.
655	5.88%, due 6/1/23	629
595	7.63%, due 11/1/24	589
	NRG Energy, Inc.
605	6.25%, due 7/15/22	636	(m)
405	6.63%, due 3/15/23	419	(m)
1,930	7.25%, due 5/15/26	2,041	(m)
2,575	6.63%, due 1/15/27	2,646	(m)
		11,711
Electric - Integrated 0.2%
1,325	IPALCO Enterprises, Inc., 5.00%, due 5/1/18	1,345	(m)
2,595	PPL Energy Supply LLC, 4.60%, due 12/15/21	2,076	(m)
	Talen Energy Supply LLC
260	9.50%, due 7/15/22	229	(j)
645	6.50%, due 6/1/25	466	(m)
		4,116
Electronics 0.2%
1,250	Amkor Technology, Inc., 6.38%, due 10/1/22	1,300	(m)
415	Flextronics Int'l Ltd., 5.00%, due 2/15/23	456
	Micron Technology, Inc.
600	5.25%, due 8/1/23	626	(j)(m)
445	5.50%, due 2/1/25	472	(m)
365	5.63%, due 1/15/26	382	(j)(m)
665	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	697	(j)(m)
690	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	752	(j)(m)
475	Zebra Technologies Corp., 7.25%, due 10/15/22	506	(g)(m)
		5,191
Energy - Exploration & Production 0.9%
	Antero Resources Corp.
680	5.38%, due 11/1/21	700	(m)
1,080	5.13%, due 12/1/22	1,096	(m)
890	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	912	(j)
	Bill Barrett Corp.
997	7.00%, due 10/15/22	907	(m)
140	8.75%, due 6/15/25	127
	Chesapeake Energy Corp.
580	6.13%, due 2/15/21	567	(m)
500	5.38%, due 6/15/21	466	(m)
790	8.00%, due 1/15/25	792	(j)(m)
470	Concho Resources, Inc., 5.50%, due 4/1/23	485
	Continental Resources, Inc.
455	4.50%, due 4/15/23	444
1,045	3.80%, due 6/1/24	967	(m)
435	4.90%, due 6/1/44	372
	EP Energy LLC/Everest Acquisition Finance, Inc.
2,270	9.38%, due 5/1/20	1,932	(m)
745	7.75%, due 9/1/22	503
2,710	6.38%, due 6/15/23	1,714	(m)
595	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	621	(j)(m)
885	Newfield Exploration Co., 5.38%, due 1/1/26	923	(m)
	Oasis Petroleum, Inc.
265	6.50%, due 11/1/21	262
1,195	6.88%, due 3/15/22	1,183	(m)
400	PDC Energy, Inc., 6.13%, due 9/15/24	411	(j)(m)
1,650	Range Resources Corp., 5.00%, due 3/15/23	1,629	(j)(m)
	Sanchez Energy Corp.
290	7.75%, due 6/15/21	263
1,515	6.13%, due 1/15/23	1,240	(m)
	SM Energy Co.
820	6.13%, due 11/15/22	803	(m)
515	5.00%, due 1/15/24	479	(m)
	Whiting Petroleum Corp.
1,165	5.75%, due 3/15/21	1,105	(m)
1,335	6.25%, due 4/1/23	1,255	(m)
795	WPX Energy, Inc., 5.25%, due 9/15/24	783	(m)
		22,941
Food & Drug Retail 0.1%
	Albertsons Cos., LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
1,780	6.63%, due 6/15/24	1,673	(j)
1,175	5.75%, due 3/15/25	1,063	(j)
405	Rite Aid Corp., 6.13%, due 4/1/23	402	(j)(m)
490	Tesco PLC, 5.50%, due 11/15/17	494	(j)(m)
		3,632
Food - Wholesale 0.2%
1,710	NBTY, Inc., 7.63%, due 5/15/21	1,842	(j)(m)

	Post Holdings, Inc.
925	6.00%, due 12/15/22	978	(j)(m)
520	5.50%, due 3/1/25	549	(j)(m)
635	5.75%, due 3/1/27	673	(j)(m)
		4,042
Gaming 0.5%
	Boyd Gaming Corp.
720	6.88%, due 5/15/23	774
920	6.38%, due 4/1/26	1,003	(m)
430	Eldorado Resorts, Inc., 7.00%, due 8/1/23	465
	GLP Capital L.P./GLP Financing II, Inc.
950	4.38%, due 11/1/18	964	(m)
1,585	4.88%, due 11/1/20	1,676	(m)
1,095	5.38%, due 11/1/23	1,183	(m)
490	Int'l Game Technology PLC, 5.63%, due 2/15/20	519	(j)
840	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	916	(m)
	MGM Resorts Int'l
2,110	8.63%, due 2/1/19	2,316	(m)
720	6.63%, due 12/15/21	810	(m)
345	7.75%, due 3/15/22	405
	Scientific Games Int'l, Inc.
625	6.25%, due 9/1/20	634	(m)
785	10.00%, due 12/1/22	875	(m)
328	Station Casinos LLC, 7.50%, due 3/1/21	342	(m)
685	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	721	(j)(m)
		13,603
Gas Distribution 1.2%
1,180	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,218
	Cheniere Corpus Christi Holdings LLC
1,215	5.88%, due 3/31/25	1,317
900	5.13%, due 6/30/27	937	(j)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
1,015	6.25%, due 4/1/23	1,034	(m)
345	5.75%, due 4/1/25	346
	DCP Midstream LLC
295	9.75%, due 3/15/19	329	(j)
380	5.35%, due 3/15/20	399	(j)
400	4.75%, due 9/30/21	411	(j)
910	6.75%, due 9/15/37	983	(j)(m)
905	5.85%, due 5/21/43	842	(b)(j)(m)
	DCP Midstream Operating L.P.
1,005	2.50%, due 12/1/17	1,003	(m)
495	5.60%, due 4/1/44	470
	Duke Energy Corp.
170	8.13%, due 8/16/30	202
500	6.45%, due 11/3/36	535	(j)
	Energy Transfer Equity L.P.
1,625	7.50%, due 10/15/20	1,836	(m)
965	5.88%, due 1/15/24	1,040	(m)
450	5.50%, due 6/1/27	473

	Ferrellgas L.P./Ferrellgas Finance Corp.
1,160	6.75%, due 1/15/22	1,096	(m)
1,205	6.75%, due 6/15/23	1,136	(m)
	NuStar Logistics L.P.
375	4.80%, due 9/1/20	390
175	6.75%, due 2/1/21	191
190	4.75%, due 2/1/22	194
540	5.63%, due 4/28/27	572	(m)
1,495	Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	1,540	(m)
	Rockies Express Pipeline LLC
515	6.85%, due 7/15/18	536	(j)(m)
1,250	5.63%, due 4/15/20	1,322	(j)(m)
320	7.50%, due 7/15/38	364	(j)(m)
885	6.88%, due 4/15/40	975	(j)(m)
1,610	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,581	(m)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
42	5.50%, due 8/15/22	42
1,255	5.75%, due 4/15/25	1,271	(m)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
1,175	4.25%, due 11/15/23	1,157	(m)
875	6.75%, due 3/15/24	947	(m)
1,245	5.13%, due 2/1/25	1,282	(j)(m)
720	5.38%, due 2/1/27	747	(j)(m)
	Williams Cos., Inc.
525	Ser. A, 7.50%, due 1/15/31	625	(m)
920	5.75%, due 6/24/44	957	(m)
		30,300
Health Facilities 1.0%
	CHS/Community Health Systems, Inc.
220	7.13%, due 7/15/20	213
930	6.88%, due 2/1/22	792
80	Columbia Healthcare Corp., 7.50%, due 12/15/23	93
	HCA, Inc.
540	6.50%, due 2/15/20	590	(m)
370	5.88%, due 3/15/22	409	(m)
1,290	4.75%, due 5/1/23	1,358	(m)
2,020	5.00%, due 3/15/24	2,144	(m)
1,010	5.38%, due 2/1/25	1,075
1,275	5.25%, due 4/15/25	1,383	(m)
990	7.69%, due 6/15/25	1,152	(m)
1,265	5.88%, due 2/15/26	1,379
710	4.50%, due 2/15/27	727
2,750	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	2,760	(m)
480	LifePoint Health, Inc., 5.88%, due 12/1/23	510	(m)
	MPT Operating Partnership L.P./MPT Finance Corp.
360	6.38%, due 2/15/22	372	(m)
710	6.38%, due 3/1/24	774	(m)
1,505	5.50%, due 5/1/24	1,584	(m)
1,340	5.25%, due 8/1/26	1,400	(m)
1,290	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,339	(m)
	Tenet Healthcare Corp.
1,130	7.50%, due 1/1/22	1,220	(j)(m)
375	8.13%, due 4/1/22	403	(m)
2,252	4.63%, due 7/15/24	2,241	(j)
285	6.88%, due 11/15/31	257	(m)
		24,175
Health Services 0.1%
585	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	601	(m)
640	DaVita, Inc., 5.75%, due 8/15/22	661	(m)
	Service Corp. Int'l
400	7.63%, due 10/1/18	425	(m)
440	5.38%, due 1/15/22	451	(m)
730	5.38%, due 5/15/24	775	(m)
		2,913
Healthcare - Products 0.3%
5,910	Abbott Laboratories, 4.90%, due 11/30/46	6,532	(m)

Hotels 0.1%
2,270	ESH Hospitality, Inc., 5.25%, due 5/1/25	2,372	(j)(m)

Investments & Misc. Financial Services 0.1%
1,275	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, due 3/15/19	1,292	(m)
	MSCI, Inc.
1,475	5.25%, due 11/15/24	1,575	(j)(m)
755	5.75%, due 8/15/25	819	(j)(m)
		3,686
Iron - Steel 0.4%
9,560	Vale Overseas Ltd., 6.25%, due 8/10/26	10,626

Machinery 0.1%
	CNH Industrial Capital LLC
400	3.38%, due 7/15/19	406
510	4.88%, due 4/1/21	540
640	4.38%, due 4/5/22	671
525	CNH Industrial NV, 4.50%, due 8/15/23	557
475	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	552	(m)
		2,726
Managed Care 0.0%(c)
785	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	850	(j)(m)

Media 2.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
12,760	4.91%, due 7/23/25	13,715	(m)
11,010	6.48%, due 10/23/45	12,996	(m)
9,225	5.38%, due 5/1/47	9,576	(j)(m)
	Viacom, Inc.
12,400	4.38%, due 3/15/43	10,967	(m)
6,950	5.88%, due 2/28/57	7,119	(b)(m)
		54,373
Media Content 0.5%
	Gannett Co., Inc.
840	5.13%, due 10/15/19	854	(m)
695	5.13%, due 7/15/20	713
	Gray Television, Inc.
660	5.13%, due 10/15/24	676	(j)
245	5.88%, due 7/15/26	253	(j)
715	iHeartCommunications, Inc., 11.25%, due 3/1/21	545	(m)
	Netflix, Inc.
970	5.50%, due 2/15/22	1,050	(m)
480	4.38%, due 11/15/26	486	(j)(m)
	Sinclair Television Group, Inc.
510	5.38%, due 4/1/21	524	(m)
515	5.13%, due 2/15/27	510	(j)(m)
	Sirius XM Radio, Inc.
155	4.63%, due 5/15/23	159	(j)
795	6.00%, due 7/15/24	858	(j)(m)
1,275	5.38%, due 7/15/26	1,336	(j)(m)
1,170	5.00%, due 8/1/27	1,195	(j)
	Univision Communications, Inc.
545	6.75%, due 9/15/22	566	(j)(m)
1,830	5.13%, due 5/15/23	1,867	(j)(m)
		11,592
Medical Products 0.1%
	Fresenius Medical Care US Finance II, Inc.
1,105	6.50%, due 9/15/18	1,157	(j)(m)
540	5.88%, due 1/31/22	610	(j)(m)
395	4.75%, due 10/15/24	425	(j)
		2,192
Metals - Mining Excluding Steel 0.5%
415	Alcoa, Inc., 5.13%, due 10/1/24	441
550	Anglo American Capital PLC, 2.63%, due 9/27/17	550	(j)
	First Quantum Minerals Ltd.
935	7.00%, due 2/15/21	970	(j)(m)
1,100	7.25%, due 5/15/22	1,140	(j)(m)
	FMG Resources (August 2006) Pty Ltd.
1,465	9.75%, due 3/1/22	1,665	(j)(m)
285	4.75%, due 5/15/22	293	(j)
315	5.13%, due 5/15/24	328	(j)
	Freeport-McMoRan, Inc.
920	2.38%, due 3/15/18	919	(m)
260	4.00%, due 11/14/21	260
1,535	3.88%, due 3/15/23	1,487	(m)
1,135	5.40%, due 11/14/34	1,068	(m)
835	5.45%, due 3/15/43	768
	Hudbay Minerals, Inc.
260	7.25%, due 1/15/23	282	(j)(m)
725	7.63%, due 1/15/25	796	(j)(m)
790	Novelis Corp., 5.88%, due 9/30/26	831	(j)(m)
	Teck Resources Ltd.
390	4.75%, due 1/15/22	410	(m)
1,215	6.25%, due 7/15/41	1,320	(m)
		13,528
Mining 0.3%
8,525	Glencore Funding LLC, 4.00%, due 3/27/27	8,576	(j)

Miscellaneous Manufacturer 0.3%
7,745	General Electric Co., 5.00%, due 12/29/49	8,165	(b)(m)

Multi-National 2.0%
	IFC Discount Notes
25,000	0.00%, due 9/1/17	24,978
24,000	0.00%, due 12/15/17	23,895
		48,873

Oil & Gas 2.3%
4,715	Apache Corp., 4.75%, due 4/15/43	4,803	(m)
12,085	Canadian Natural Resources Ltd., 2.95%, due 1/15/23	12,114
12,610	Hess Corp., 4.30%, due 4/1/27	12,524	(m)
9,750	Noble Energy, Inc., 5.25%, due 11/15/43	10,236	(m)
14,825	Petroleos Mexicanos, 6.50%, due 3/13/27	16,322	(j)
		55,999
Oil Field Equipment & Services 0.1%
	Precision Drilling Corp.
607	6.63%, due 11/15/20	601	(m)
695	6.50%, due 12/15/21	683	(m)
960	5.25%, due 11/15/24	861	(m)
		2,145
Packaging 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
400	4.25%, due 9/15/22	411	(j)
1,350	6.00%, due 2/15/25	1,442	(j)(m)
	Ball Corp.
540	4.38%, due 12/15/20	566	(m)
735	5.00%, due 3/15/22	791
595	Berry Plastics Corp., 5.13%, due 7/15/23	620
645	BWAY Holding Co., 5.50%, due 4/15/24	677	(j)
	Reynolds Group Issuer, Inc.
2,360	5.75%, due 10/15/20	2,410	(m)
444	6.88%, due 2/15/21	456	(m)
1,265	5.13%, due 7/15/23	1,331	(j)(m)
635	Sealed Air Corp., 5.50%, due 9/15/25	695	(j)(m)
		9,399
Personal & Household Products 0.1%
	Energizer Holdings, Inc.
430	4.70%, due 5/19/21	459
1,360	4.70%, due 5/24/22	1,462	(m)
385	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	387	(j)
410	Spectrum Brands, Inc., 5.75%, due 7/15/25	437	(m)
		2,745
Pharmaceuticals 0.6%
5,655	AbbVie, Inc., 4.45%, due 5/14/46	5,900	(m)
955	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	817	(j)(m)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
740	6.00%, due 7/15/23	642	(j)(m)
655	6.00%, due 2/1/25	552	(j)
590	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	627	(j)(m)
425	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	393	(j)(m)
	Valeant Pharmaceuticals Int'l, Inc.
1,890	5.50%, due 3/1/23	1,611	(j)(m)
6,170	5.88%, due 5/15/23	5,306	(j)(m)
		15,848
Pipelines 0.8%
5,715	Energy Transfer Partners L.P., 6.50%, due 2/1/42	6,432	(m)
8,230	Kinder Morgan, Inc., 5.55%, due 6/1/45	8,832	(m)
4,905	MPLX LP, 4.13%, due 3/1/27	5,001
		20,265
Printing & Publishing 0.2%
1,080	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	1,156	(j)
	R.R. Donnelley & Sons Co.
1,329	7.63%, due 6/15/20	1,465
575	7.88%, due 3/15/21	622
535	6.50%, due 11/15/23	535
662	6.00%, due 4/1/24	644
		4,422
Real Estate Investment Trusts 0.5%
1,000	Crown Castle Int'l Corp., 3.20%, due 9/1/24	1,001	(r)
6,235	Entertainment Properties Trust, 5.75%, due 8/15/22	6,946	(m)
4,452	OMEGA Healthcare Investors, Inc., 4.50%, due 1/15/25	4,552	(m)
		12,499
Recreation & Travel 0.1%
470	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	496	(j)
	NCL Corp. Ltd.
1,615	4.63%, due 11/15/20	1,657	(j)(m)
1,145	4.75%, due 12/15/21	1,185	(j)(m)
		3,338
Restaurants 0.1%
	1011778 BC ULC/New Red Finance, Inc.
740	4.63%, due 1/15/22	757	(j)(m)
625	4.25%, due 5/15/24	628	(j)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
1,180	5.25%, due 6/1/26	1,251	(j)(m)
690	4.75%, due 6/1/27	712	(j)
		3,348
Software 0.6%
7,360	Activision Blizzard, Inc., 4.50%, due 6/15/47	7,457
7,635	Microsoft Corp., 4.50%, due 2/6/57	8,491	(m)
		15,948
Software - Services 0.5%
	First Data Corp.
1,005	7.00%, due 12/1/23	1,084	(j)(m)
3,120	5.00%, due 1/15/24	3,245	(j)(m)
1,110	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,149	(j)(m)(n)
655	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	682	(j)
535	Match Group, Inc., 6.75%, due 12/15/22	556	(m)
	Nuance Communications, Inc.
346	5.38%, due 8/15/20	351	(j)(m)
1,580	6.00%, due 7/1/24	1,689
1,180	Open Text Corp., 5.88%, due 6/1/26	1,277	(j)(m)
1,435	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,550	(j)(m)
625	Symantec Corp., 5.00%, due 4/15/25	655	(j)(m)
635	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	636	(j)(m)
		12,874
Specialty Retail 0.2%
265	Argos Merger Sub, Inc., 7.13%, due 3/15/23	240	(j)(m)
650	Hanesbrands, Inc., 4.88%, due 5/15/26	663	(j)(m)
685	Liberty Media Corp., 8.50%, due 7/15/29	760	(m)
580	PetSmart, Inc., 5.88%, due 6/1/25	557	(j)
	QVC, Inc.
735	3.13%, due 4/1/19	745	(m)
810	5.45%, due 8/15/34	791	(m)
		3,756
Steel Producers - Products 0.1%
2,990	ArcelorMittal, 7.50%, due 10/15/39	3,528	(m)

Support - Services 0.6%
805	ADT Corp., 4.88%, due 7/15/32	741	(j)(m)
385	AECOM Technology Corp., 5.88%, due 10/15/24	420	(m)
340	Aegis Merger Sub, Inc., 10.25%, due 2/15/23	377	(j)(m)
2,625	Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,982	(j)(m)
805	Aramark Services, Inc., 5.13%, due 1/15/24	855	(m)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
235	5.50%, due 4/1/23	236	(m)
910	5.25%, due 3/15/25	886	(j)(m)
	Hertz Corp.
190	7.63%, due 6/1/22	188	(j)
2,735	5.50%, due 10/15/24	2,229	(j)(m)
1,815	IHS Markit Ltd., 5.00%, due 11/1/22	1,947	(j)(m)
275	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	292	(j)(m)
	Iron Mountain, Inc.
1,285	6.00%, due 8/15/23	1,359	(m)
930	5.75%, due 8/15/24	956	(m)
560	ServiceMaster Co. LLC, 5.13%, due 11/15/24	576	(j)(m)
580	United Rental N.A., Inc., 5.75%, due 11/15/24	616	(m)
		13,660
Tech Hardware & Equipment 0.6%
	CDW LLC/CDW Finance Corp.
395	5.00%, due 9/1/23	412
390	5.00%, due 9/1/25	407
760	CommScope Technologies Finance LLC, 6.00%, due 6/15/25	817	(j)
	Dell International LLC/EMC Corp
990	5.88%, due 6/15/21	1,038	(j)(m)
6,425	6.02%, due 6/15/26	7,175	(j)(m)
2,290	EMC Corp., 1.88%, due 6/1/18	2,282	(m)
695	Riverbed Technology, Inc., 8.88%, due 3/1/23	688	(j)(m)
1,900	Western Digital Corp., 10.50%, due 4/1/24	2,249	(m)
		15,068
Telecom - Satellite 0.1%
551	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	593	(m)
	Intelsat Jackson Holdings SA
205	7.50%, due 4/1/21	194
775	5.50%, due 8/1/23	669
2,385	Intelsat Luxembourg SA, 8.13%, due 6/1/23	1,476	(m)
		2,932
Telecom - Wireless 0.5%
	Sprint Corp.
2,055	7.88%, due 9/15/23	2,332	(m)
3,325	7.13%, due 6/15/24	3,645	(m)
	Sprint Nextel Corp.
575	9.00%, due 11/15/18	622	(j)(m)
595	6.00%, due 11/15/22	628	(m)
	T-Mobile USA, Inc.
1,105	6.13%, due 1/15/22	1,158	(m)
1,645	6.00%, due 3/1/23	1,741	(m)
565	Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, due 12/15/24	552	(j)(m)
	Wind Acquisition Finance SA
1,310	4.75%, due 7/15/20	1,325	(j)(m)
790	7.38%, due 4/23/21	823	(j)(m)
		12,826
Telecom - Wireline Integrated & Services 1.1%
	CenturyLink, Inc.
1,185	Ser. S, 6.45%, due 6/15/21	1,279	(m)
415	Ser. W, 6.75%, due 12/1/23	440
2,695	Citizens Communications Co., 9.00%, due 8/15/31	2,169	(m)
	Communications Sales & Leasing, Inc./CSL Capital LLC
590	6.00%, due 4/15/23	608	(j)
1,145	8.25%, due 10/15/23	1,179	(m)
4,015	Embarq Corp., 8.00%, due 6/1/36	4,080	(m)
660	Equinix, Inc., 5.88%, due 1/15/26	723
	Frontier Communications Corp.
360	8.13%, due 10/1/18	376
290	6.25%, due 9/15/21	255
410	7.13%, due 1/15/23	336
440	7.63%, due 4/15/24	359
5,225	11.00%, due 9/15/25	4,768	(m)
	Level 3 Financing, Inc.
1,305	5.38%, due 8/15/22	1,341	(m)
960	5.13%, due 5/1/23	998	(m)
665	5.38%, due 1/15/24	700	(m)
755	SoftBank Group Corp., 4.50%, due 4/15/20	778	(j)(m)
1,505	Telecom Italia Capital SA, 6.00%, due 9/30/34	1,664	(m)
1,835	U.S. West Communications Group, 6.88%, due 9/15/33	1,818	(m)
	Zayo Group LLC/Zayo Capital, Inc.
385	6.00%, due 4/1/23	406	(m)
270	6.38%, due 5/15/25	293
1,765	5.75%, due 1/15/27	1,871	(j)(m)
		26,441
Telecommunications 2.2%
	AT&T, Inc.
8,085	3.90%, due 8/14/27	8,079	(r)
12,200	4.75%, due 5/15/46	11,732	(m)
13,890	5.45%, due 3/1/47	14,701	(m)
7,385	Telefonica Emisiones SAU, 4.10%, due 3/8/27	7,716	(m)
	Verizon Communications, Inc.
5,250	4.13%, due 8/15/46	4,649	(m)
9,304	4.67%, due 3/15/55	8,589	(m)
		55,466
Theaters & Entertainment 0.2%
	AMC Entertainment Holdings, Inc.
915	5.75%, due 6/15/25	937	(m)
1,470	6.13%, due 5/15/27	1,512
1,225	Regal Entertainment Group, 5.75%, due 3/15/22	1,277	(m)
		3,726
	Total Corporate Bonds (Cost $918,453)	957,579

Asset-Backed Securities 14.3%
5,263	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 2.01%, due 10/25/35	4,761	(b)
	Accredited Mortgage Loan Trust
1,468	Ser. 2005-4, Class A2D, 1.55%, due 12/25/35	1,454	(b)
5,274	Ser. 2006-1, Class A4, 1.51%, due 4/25/36	5,070	(b)
8,754	Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 1.71%, due 8/25/35	8,296	(b)
5,510	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	5,509
	Ameriquest Mortgage Securities, Inc.
6,400	Ser. 2005-R5, Class M4, 1.86%, due 7/25/35	6,078	(b)
3,960	Ser. 2005-R7, Class M2, 1.73%, due 9/25/35	3,938	(b)
3,555	Ser. 2005-R8, Class M3, 1.74%, due 10/25/35	3,355	(b)
	Argent Securities, Inc.
620	Ser. 2003-W3, Class M1, 2.36%, due 9/25/33	559	(b)
4,308	Ser. 2004-W10, Class M1, 2.13%, due 10/25/34	4,092	(b)
8,150	Ser. 2005-W2, Class M1, 1.72%, due 10/25/35	7,928	(b)
	Asset Backed Securities Corp. Home Equity
564	Ser. 2004-HE5, Class M2, 3.11%, due 8/25/34	558	(b)
988	Ser. 2006-HE1, Class A3, 1.43%, due 1/25/36	980	(b)
	Bear Stearns Asset Backed Securities I Trust
1,983	Ser. 2005-TC1, Class M1, 1.89%, due 5/25/35	1,980	(b)
6,730	Ser. 2005-AQ2, Class M1, 1.72%, due 9/25/35	6,623	(b)
2,797	Ser. 2006-HE1, Class 1M3, 1.69%, due 12/25/35	2,444	(b)
	Bear Stearns Asset Backed Securities Trust
1,611	Ser. 2004-SD3, Class M2, 2.48%, due 9/25/34	1,590	(b)
708	Ser. 2006-HE1, Class 2M1, 1.64%, due 2/25/36	707	(b)
7,265	Ser. 2006-SD2, Class M2, 2.03%, due 6/25/36	6,700	(b)
	Capital One Multi-Asset Execution Trust
5,440	Ser. 2015-A1, Class A1, 1.39%, due 1/15/21	5,438
3,530	Ser. 2016-A1, Class A1, 1.68%, due 2/15/22	3,550	(b)
	Carrington Mortgage Loan Trust
1,050	Ser. 2005-OPT2, Class M4, 2.21%, due 5/25/35	1,034	(b)
2,526	Ser. 2005-NC3, Class M2, 1.69%, due 6/25/35	2,526	(b)
11,410	Ser. 2005-NC5, Class M1, 1.71%, due 10/25/35	10,956	(b)
8,605	Ser. 2006-NC1, Class A4, 1.54%, due 1/25/36	8,267	(b)
12,000	Ser. 2006-RFC1, Class A4, 1.47%, due 5/25/36	11,735	(b)
46,727	Chase Issuance Trust, Ser. 2016-A7, Class A7, 1.06%, due 9/16/19	46,710
	Citigroup Mortgage Loan Trust, Inc.
401	Ser. 2005-HE2, Class M1, 1.98%, due 5/25/35	400	(b)(j)
1,419	Ser. 2006-WFH1, Class M2, 1.60%, due 1/25/36	1,418	(b)
668	Ser. 2006-AMC1, Class A2B, 1.39%, due 9/25/36	534	(b)
4,460	Countrywide Asset-Backed Certificates, Ser. 2005-15, Class M1, 1.68%, due 3/25/36	4,044	(b)
	Ellington Loan Acquisition Trust
2,980	Ser. 2007-2, Class A2C, 2.33%, due 5/25/37	2,899	(b)(j)
6,200	Ser. 2007-1, Class A2C, 2.48%, due 5/25/37	6,245	(b)(j)
3,360	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 2.35%, due 9/25/33	3,298	(b)
5,000	FBR Securitization Trust, Ser. 2005-2, Class M2, 1.98%, due 9/25/35	4,885	(b)
4,731	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 2.36%, due 3/25/35	4,625	(b)
	First Franklin Mortgage Loan Asset Backed Certificates
2,197	Ser. 2005-FF1, Class M1, 1.97%, due 12/25/34	2,202	(b)
1,618	Ser. 2005-FF5, Class M2, 1.97%, due 1/25/35	1,619	(b)
1,842	Ser. 2004-FFH4, Class M5, 2.81%, due 1/25/35	1,848	(b)
7,154	Ser. 2005-FF3, Class M5, 2.21%, due 4/25/35	6,943	(b)
3,425	GSAMP Trust, Ser. 2006-HE1, Class M1, 1.62%, due 1/25/36	3,294	(b)
1,242	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 2.83%, due 2/25/35	1,239	(b)
	HSI Asset Securitization Corp. Trust
3,775	Ser. 2006-OPT1, Class M1, 1.59%, due 12/25/35	3,656	(b)
9,370	Ser. 2006-OPT2, Class M2, 1.62%, due 1/25/36	8,935	(b)
5,190	IndyMac Residential Asset-Backed Trust, Ser. 2005-A, Class M6, 2.48%, due 3/25/35	4,772	(b)
	JP Morgan Mortgage Acquisition Corp.
1,767	Ser. 2005-OPT2, Class M2, 1.68%, due 12/25/35	1,738	(b)
11,998	Ser. 2005-OPT2, Class M3, 1.71%, due 12/25/35	11,139	(b)
5,493	Ser. 2006-ACC1, Class A5, 1.47%, due 5/25/36	5,451	(b)
5,360	Ser. 2007-CH1, Class MV2, 1.51%, due 11/25/36	5,269	(b)
572	Ser. 2007-HE1, Class AF1, 1.33%, due 3/25/47	363	(b)
3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 1.45%, due 7/25/36	3,402	(b)
6,342	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 1.51%, due 2/25/36	6,114	(b)
5,492	Navient Student Loan Trust, Ser. 2016-6A, Class A1, 1.71%, due 3/25/66	5,504	(b)(j)
	Newcastle Mortgage Securities Trust
711	Ser. 2006-1, Class A4, 1.51%, due 3/25/36	710	(b)
9,476	Ser. 2006-1, Class M2, 1.60%, due 3/25/36	9,183	(b)
	Park Place Securities, Inc.
6,350	Ser. 2004-WWF1, Class M4, 2.88%, due 12/25/34	6,271	(b)
9,335	Ser. 2004-WHQ2, Class M3, 2.27%, due 2/25/35	9,324	(b)
6,410	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 1.69%, due 9/25/35	6,361	(b)
	Residential Asset Mortgage Products, Inc.
650	Ser. 2003-RS2, Class AII, 1.91%, due 3/25/33	632	(b)
2,250	Ser. 2005-RS4, Class M3, 1.71%, due 4/25/35	2,214	(b)
2,000	Ser. 2005-RZ2, Class M4, 1.79%, due 5/25/35	1,989	(b)
5,531	Ser. 2005-EFC4, Class M4, 1.82%, due 9/25/35	5,305	(b)
7,375	Ser. 2006-RZ1, Class M3, 1.68%, due 3/25/36	6,728	(b)
1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 2.10%, due 8/25/35	1,071	(b)
559	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 2.21%, due 7/25/34	546	(b)
	Soundview Home Equity Loan Trust
775	Ser. 2005-DO1, Class M5, 2.19%, due 5/25/35	757	(b)
11,530	Ser. 2005-OPT1, Class M2, 1.91%, due 6/25/35	11,297	(b)
6,700	Ser. 2005-OPT3, Class M1, 1.70%, due 11/25/35	6,308	(b)
400	Structured Asset Investment Loan Trust, Ser. 2005-4, Class M3, 1.95%, due 5/25/35	400	(b)
	Structured Asset Securities Corp.
2,501	Ser. 2005-NC2, Class M3, 1.66%, due 5/25/35	2,501	(b)
7,780	Ser. 2005-WF4, Class M4, 1.81%, due 11/25/35	7,686	(b)
384	Ser. 2006-AM1, Class A4, 1.39%, due 4/25/36	381	(b)
589	Ser. 2006-NC1, Class A4, 1.38%, due 5/25/36	585	(b)
9,400	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	9,397

	Total Asset-Backed Securities (Cost $315,754)	354,320

Foreign Government Security 1.1%
ZAR	517,715	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41 (Cost $34,599)	27,422	(m)

NUMBER OF SHARES

Exchange Traded Funds 3.7%
45,000	iShares iBoxx $ High Yield Corporate Bond ETF	4,001
621,700	iShares JP Morgan USD Emerging Markets Bond ETF	71,657
448,700	PowerShares Emerging Markets Sovereign Debt Portfolio	13,205
125,000	SPDR Bloomberg Barclays High Yield Bond ETF	4,675

	Total Exchange Traded Funds (Cost $93,811)	93,538

Investment Companies 4.1%
8,952,864	Neuberger Berman Emerging Markets Debt Fund Institutional Class	81,382	(s)
2,561,699	Neuberger Berman Short Duration Bond Fund Institutional Class	20,007	(s)

	Total Investment Companies (Cost $106,137)	101,389

Short-Term Investment 2.2%

Investment Company 2.2%
53,989,332	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $53,989)	53,989	(m)(t)

	Total Investments 123.2% (Cost $2,999,267)	3,055,601	##

	Liabilities Less Other Assets (23.2)%	(575,083)	(u)#

	Net Assets 100.0%	$2,480,518

(a)	Principal amount is stated in the currency in which the security is denominated. ZAR= South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	Rate shown was the discount rate at the date of purchase.
(g)	All or a portion of the security is pledged as collateral for futures.
(h)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(i)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $238,986,000, which represents 9.6% of net assets of the Fund. Securities denoted with (j) but without (q) have been deemed by the investment manager to be liquid.

(k)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $578,048,000, which represents 23.3% of net assets of the Fund.

(l)	Amount less than one thousand.
(m)
All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures, swaps and/or delayed delivery securities with a total value of approximately $714,316,000.

(n)	Payment-in-kind (PIK) security.
(o)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

(p)	Defaulted security.
(q)	Illiquid security.
(r)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $9,080,000, which represents 0.4% of net assets of the Fund.
(s)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(t)	Represents 7-day effective yield as of July 31, 2017.
(u)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
8/31/2017	400 Brazilian Real	Long	$162,304
9/7/2017	516 Euro-BTP	Long	781,680
9/18/2017	4 Australian Dollar/United States Dollar	Long	18,564
9/18/2017	871 Mexican Peso	Long	520,587
9/18/2017	21 Pound Sterling	Long	28,644
9/19/2017	4 Canadian Dollar	Long	18,644
9/20/2017	263 Canada, 10 Year	Long	(1,739,967)
9/20/2017	400 U.S. Treasury Long Bond	Long	120,399
9/20/2017	23 U.S. Treasury Ultra Long Bond	Long	22,476
9/7/2017	145 Euro-Bobl	Short	88,805
9/7/2017	987 Euro-Bund	Short	1,078,850
9/7/2017	308 Euro-Buxl Bond, 30 Year	Short	1,049,119
9/18/2017	175 Euro	Short	(1,068,342)
9/18/2017	224 Japanese Yen	Short	(294,321)
9/18/2017	20 New Zealand Dollar	Short	(42,529)
9/18/2017	120 South African Rand	Short	99,655
9/18/2017	252 U.S Dollar Interest Rate Swap, 10 Year	Short	47,792
9/20/2017	849 U.S. Treasury Note, 10 Year	Short	323,833
9/20/2017	338 U.S. Treasury Note, 10 Year Ultra	Short	82,496
9/27/2017	565 U.K. Long Gilt Bond	Short	1,221,796
Total			$2,520,485

At July 31, 2017, the notional value of futures for the Fund was $216,542,730 for long positions and $(600,576,564) for short positions. The Fund had $12,793,205  deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $13,722,398 to cover collateral requirements on open futures.

 Credit default swap contracts (“credit default swaps”)

At July 31, 2017, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate (b)	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	CDX.NA.HY.28.V1	$60,000,000	5.00%	6/20/2022	$4,674,816	$(96,936)	$347,971	$4,925,851

(b)	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

At July 31, 2017, the Fund had $2,753,108 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)		Total
Investments:
Loan Assignments
Containers & Glass Products	$—	$7,030	$888		$7,918
Electronics - Electrical	—	13,488	313		13,801
Financial Intermediaries	—	3,185	505		3,690
Insurance	—	1,263	111		1,374
Steel	—	559	547		1,106
Other Loan Assignments(a)	—	132,766	—		132,766
Total Loan Assignments	—	158,291	2,364		160,655
U.S. Treasury Obligations	—	637,510	—		637,510
Mortgage-Backed Securities(a)	—	669,199	—		669,199
Corporate Bonds	—
Chemicals	—	5,186	0	(e)	5,186
Other Corporate Bonds(a)	—	952,393	—		952,393
Total Corporate Bonds		957,579	0	(e)	957,579
Asset-Backed Securities	—	354,320	—		354,320
Foreign Government Security	—	27,422	—		27,422
Exchange Traded Funds	93,538	—	—		93,538
Investment Companies	—	101,389	—		101,389
Short-Term Investment	—	53,989	—		53,989
Total Investments	$93,538	$2,959,699	$2,364		$3,055,601

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)		Change in unrealized appreciation/ (depreciation)		Purchases		Sales	Transfers into Level 3		Transfers out of Level 3	Balance, as of 7/31/2017		Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities: (000’s omitted)
Loan Assignments(c)
Containers & Glass Products	$386	$—	$0	(e)	$(3)		$629		$(124)	$—		$—	$888		$(3)
Electronics - Electrical	—	—	—		4		309		—	—		—	313		4
Financial Intermediaries	337	—	0	(e)	6		500		(1)	—		(337)	505		6
Health Care	—	—	2		0	(e)	239		(241)	—		—	—		—
Insurance	—	—	—		—		111		—	—		—	111		—
Radio & Television	170	—	(1)		—		0	(e)	(169)	—		—	—		0	(e)
Steel	—	1	0	(e)	3		566		(23)	—		—	547		3
Corporate Bonds(d)
Chemicals	—	—	—		0	(e)	0	(e)	—	0	(e)	—	0	(e)	0	(e)
Total	$893	$1	$1		$10		$2,354		$(558)	$—		$(337)	$2,364		$10

(c)
Securities categorized as Level 3 are valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Securities categorized as Level 3 are valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

(e)	Amount less than one thousand.

As of the period ended July 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $337,000 was transferred from Level 3 to Level 2.  Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2017, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5,666	$—	$—	$5,666
Liabilities	(3,145)	—	—	(3,145)
Swaps
Assets	—	$4,926	$—	$4,926
Total	$2,521	$4,926	$—	$7,447

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2017	Value July 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Emerging Markets Debt Fund Institutional Class	8,666,985	285,879	—	8,952,864	$81,381,536	$2,819,113	$—

Short Duration Bond Fund Institutional Class	—	2,561,699	—	2,561,699	20,006,868	31,268	—

Total					$101,388,404	$2,850,381	$—

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Loan Assignments(b) 2.9%

Air Transport 0.1%
	$110	American Airlines Inc., First Lien Term Loan B, 3.73%, due 12/14/23	$111
All Telecom 0.4%
	125	Centurylink, First Lien Term Loan B, 2.75%, due 1/31/25	123
	115	Consolidated Communications Inc., First Lien Term Loan B, due 10/5/23	115	(c)(d)
	125	Frontier Communications Corp., First Lien Term Loan B, 4.98%, due 6/1/24	120
			358
Building & Development 0.1%
	109	DTZ, First Lien Term Loan B, 4.49%, due 11/4/21	110

Business Equipment & Services 0.2%
	90	Genesys, First Lien Term Loan B, 5.30%, due 12/1/23	90
	109	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	110
			200
Cable & Satellite Television 0.3%
	130	Telenet, First Lien Term Loan AI2, 3.98%, due 6/30/25	131
	110	Virgin Media, First Lien Term Loan I, 3.98%, due 1/31/25	110
			241
Chemicals & Plastics 0.3%
	125	Dupont Performance Coatings, First Lien Term Loan, 3.30%, due 6/30/24	125
	89	Huntsman International LLC, First Lien Term Loan B, 4.23%, due 4/1/23	90
			215
Equipment Leasing 0.1%
	50	AER/Int'l Lease Finance Corp., First Lien Term Loan B, 3.55%, due 10/30/22	50

Food & Drug Retailers 0.1%
	51	Albertsons LLC, First Lien Term Loan B4, 3.98%, due 8/25/21	51

Health Care 0.1%
	108	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	108

Industrial Equipment 0.4%
	125	Doosan Infracore, First Lien Term Loan B, 3.93%, due 5/19/24	126
	109	Rexnord Corp., First Lien Term Loan B, 4.05%, due 8/21/23	110
	60	Signode Industrial, First Lien Term Loan B, 4.01%, due 5/1/21	60
			296
Leisure Goods - Activities - Movies 0.3%
	105	Bright Horizons, First Lien Term Loan B, 3.48%, due 11/3/23	106
	125	Nielsen Business Media, First Lien Term Loan B, 4.30%, due 5/22/24	126
			232
Lodging & Casinos 0.1%
	110	Four Seasons Holdings Inc., First Lien Term Loan B, 3.73%, due 11/30/23	110

Radio & Television 0.1%
	115	Sinclair Broadcasting, First Lien Term Loan B2, 3.49%, due 1/3/24	115

Retailers (except food & drug) 0.1%
	110	Bass Pro Shops, First Lien Term Loan B, 6.30%, due 12/16/23	107

Utilities 0.2%
	110	Texas Competitive, First Lien Term Loan B2, 4.48%, due 8/4/24	110
	89	TPF II, First Lien Term Loan B, 5.23%, due 10/2/23	90
			200
		Total Loan Assignments (Cost $2,494)	2,504

U.S. Treasury Obligations 16.6%
	1,250	U.S. Treasury Bill, 1.15%, due 5/24/18	1,238	(e)(f)
	1,335	U.S. Treasury Bonds, 5.50%, due 8/15/28	1,745
		U.S. Treasury Inflation-Indexed Bonds
	4,227	0.38%, due 7/15/23	4,278	(g)
	1,447	0.25%, due 1/15/25	1,429	(g)
	3,687	2.00%, due 1/15/26	4,151	(g)
	1,109	3.88%, due 4/15/29	1,512	(g)

		Total U.S. Treasury Obligations (Cost $14,385)	14,353

Mortgage-Backed Securities 4.0%

Collateralized Mortgage Obligations 2.5%
		Fannie Mae Connecticut Avenue Securities
	575	Ser. 2017-C02, Class 2M2, 4.88%, due 9/25/29	621	(b)
	260	Ser. 2017-C03, Class 1M2, 4.23%, due 10/25/29	272	(b)
	156	Ser. 2017-C04, Class 2M2, 4.08%, due 11/25/29	161	(b)
	265	Ser. 2017-C05, Class 1M2, 3.42%, due 1/25/30	264	(b)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	250	Ser. 2017-DNA2, Class M2, 4.68%, due 10/25/29	269	(b)
	250	Ser. 2017-HQA2, Class M2, 3.88%, due 12/25/29	256	(b)
	321	RAAC, Ser. 2004-SP3, Class MII1, 1.88%, due 9/25/34	301	(b)
			2,144
Commercial Mortgage-Backed 0.3%
		Commercial Mortgage Trust
	833	Ser. 2014-CR16, Class XA, 1.19%, due 4/10/47	42	(b)(h)
	958	Ser. 2014-LC15, Class XA, 1.34%, due 4/10/47	52	(b)(h)
	838	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.18%, due 6/15/47	43	(b)(h)
	1,143	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.36%, due 3/15/47	63	(b)(h)
			200
Fannie Mae 0.5%
	415	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	437	(i)

Freddie Mac 0.7%
		Pass-Through Certificates
	335	3.50%, TBA, 30 Year Maturity	345	(i)
	255	4.00%, TBA, 30 Year Maturity	269	(i)
			614
		Total Mortgage-Backed Securities (Cost $3,404)	3,395

Corporate Bonds 41.4%

Aerospace & Defense 0.4%
		Leonardo-Finmeccanica SpA
EUR	200	4.50%, due 1/19/21	267
EUR	50	5.25%, due 1/21/22	70
			337
Airlines 0.3%
	$206	American Airlines, Inc., 4.38%, due 10/1/22	212	(j)

Apparel 0.4%
EUR	200	Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	248	(k)
EUR	100	Levi Strauss & Co., 3.38%, due 3/15/27	123
			371
Auto Manufacturers 1.9%
EUR	200	Fiat Chrysler Finance Europe, 4.75%, due 7/15/22	266	(k)
	$275	General Motors Financial Co., Inc., 4.35%, due 1/17/27	279	(j)
EUR	33	GIE PSA Tresorerie, 6.00%, due 9/19/33	49	(j)
EUR	800	Volkswagen Int'l Finance NV, 2.50%, due 12/29/49	929	(b)(k)
EUR	100	Volvo Treasury AB, 4.20%, due 6/10/75	128	(b)(k)
			1,651
Auto Parts & Equipment 1.6%
		Faurecia
EUR	100	3.13%, due 6/15/22	122	(k)
EUR	100	3.63%, due 6/15/23	125	(k)
EUR	200	Gestamp Funding Luxembourg SA, 3.50%, due 5/15/23	248	(k)
EUR	200	Goodyear Dunlop Tires Europe BV, 3.75%, due 12/15/23	250	(k)
EUR	300	Schaeffler Finance BV, 3.50%, due 5/15/22	362	(k)
EUR	200	ZF N.A. Capital, Inc., 2.75%, due 4/27/23	253	(k)
			1,360
Banks 5.8%
GBP	100	Barclays PLC, 3.25%, due 2/12/27	138	(k)
GBP	400	Deutsche Bank AG, 1.88%, due 2/28/20	533	(k)
	$305	Fifth Third Bancorp, , 4.90%, due 12/29/49	309	(b)(j)
	280	Goldman Sachs Group, Inc., , 5.70%, due 12/31/49	292	(b)(j)
	715	HSBC Holdings PLC, 6.00%, due 12/31/99	750	(b)
EUR	750	Lloyds Banking Group PLC, 1.00%, due 11/9/23	893	(k)
	$300	Morgan Stanley, , 5.45%, due 12/31/49	311	(b)(j)
EUR	500	Royal Bank of Scotland Group PLC, 3.63%, due 3/25/24	615	(b)(k)
	$200	TC Ziraat Bankasi AS, 5.13%, due 5/3/22	202	(k)
GBP	100	TSB Banking Group PLC, 5.75%, due 5/6/26	145	(b)
EUR	741	Wells Fargo & Co., 1.00%, due 2/2/27	842	(k)
			5,030
Building Materials 0.6%
EUR	100	CEMEX Finance LLC, 4.63%, due 6/15/24	130	(k)
EUR	100	Cemex SAB de CV, 4.38%, due 3/5/23	126	(k)
EUR	190	Wienerberger AG, 5.00%, due 12/29/49	241	(b)
			497
Chemicals 0.8%
EUR	100	Arkema SA, 4.75%, due 10/29/49	129	(b)(k)
EUR	100	Axalta Coating Systems LLC, 4.25%, due 8/15/24	127	(k)
EUR	125	Ineos Finance PLC, 4.00%, due 5/1/23	154	(k)
EUR	100	Ineos Group Holdings SA, 5.38%, due 8/1/24	127	(k)
EUR	100	Solvay Finance SA, 5.87%, due 12/29/49	138	(b)(k)
			675
Commercial Services 0.9%
EUR	100	Avis Budget Finance PLC, 4.50%, due 5/15/25	118	(k)
EUR	200	Hertz Holdings Netherlands BV, 4.13%, due 10/15/21	230	(k)
EUR	150	IVS Group SA, 4.50%, due 11/15/22	188	(k)
EUR	100	La Financiere Atalian SAS, 4.00%, due 5/15/24	124	(k)
EUR	100	Loxam SAS, 6.00%, due 4/15/25	130	(k)
			790
Computers 1.6%
	$415	Dell International LLC/EMC Corp., 5.45%, due 6/15/23	457	(l)
	290	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	307	(j)
	600	Seagate HDD Cayman, 4.88%, due 3/1/24	592	(l)
			1,356
Distribution - Wholesale 0.3%
EUR	100	Rexel SA, 2.63%, due 6/15/24	120	(k)
EUR	100	VWR Funding, Inc., 4.63%, due 4/15/22	123	(k)
			243
Electric 2.7%
GBP	100	Drax Finco PLC, 4.25%, due 5/1/22	135	(k)
EUR	100	EDP - Energias de Portugal SA, 5.38%, due 9/16/75	131	(b)(k)
EUR	100	EnBW Energie Baden-Wuerttemberg AG, 3.63%, due 4/2/76	125	(b)(k)
EUR	100	Enel SpA, 5.00%, due 1/15/75	128	(b)(k)
	$200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	203	(k)
GBP	600	innogy Finance BV, 5.63%, due 12/6/23	969	(k)
GBP	500	SSE PLC, 3.63%, due 9/16/77	670	(b)(k)
			2,361
Electrical Components & Equipment 0.3%
EUR	200	Belden, Inc., 5.50%, due 4/15/23	249	(k)

Engineering & Construction 0.1%
EUR	100	SPIE SA, 3.13%, due 3/22/24	123	(k)

Entertainment 0.7%
GBP	100	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	141
EUR	100	Int'l Game Technology PLC, 4.75%, due 2/15/23	129	(k)
EUR	150	Merlin Entertainments PLC, 2.75%, due 3/15/22	186	(k)
EUR	100	WMG Acquisition Corp., 4.13%, due 11/1/24	125	(k)
			581
Food 1.4%
EUR	80	Campofrio Food Group SA, 3.38%, due 3/15/22	98	(k)
		Casino Guichard Perrachon SA
EUR	200	4.50%, due 3/7/24	265	(k)
EUR	150	1.93%, due 1/29/49	137	(b)
EUR	100	Nomad Foods Bondco PLC, 3.25%, due 5/15/24	121	(k)
		Tesco PLC
GBP	100	6.13%, due 2/24/22	151
GBP	315	5.50%, due 1/13/33	455	(j)
			1,227
Food Service 0.1%
EUR	100	Aramark Int'l Finance Sarl, 3.13%, due 4/1/25	124	(k)

Household Products - Wares 0.3%
EUR	200	Spectrum Brands, Inc., 4.00%, due 10/1/26	247	(k)

Insurance 1.4%
	$215	MetLife, Inc., , 5.25%, due 12/29/49	225	(b)(j)
GBP	650	Phoenix Group Holdings, 5.75%, due 7/7/21	972	(k)
			1,197
Internet 0.1%
EUR	100	Netflix, Inc., 3.63%, due 5/15/27	122	(k)

Iron - Steel 0.8%
EUR	100	ArcelorMittal, 3.13%, due 1/14/22	129	(k)
EUR	150	thyssenkrupp AG, 2.75%, due 3/8/21	188	(k)
	$325	Vale Overseas Ltd., 6.25%, due 8/10/26	361
			678
Leisure Time 0.2%
EUR	100	Cirsa Funding Luxembourg SA, 5.88%, due 5/15/23	125	(k)

Lodging 0.3%
EUR	100	Accor SA, 4.13%, due 6/30/49	125	(b)(k)
EUR	100	NH Hotel Group SA, 3.75%, due 10/1/23	125	(k)
			250
Machinery - Construction & Mining 0.1%
EUR	100	NEW Areva Holding SA, 3.13%, due 3/20/23	124	(k)

Media 4.3%
EUR	300	Altice Luxembourg SA, 6.25%, due 2/15/25	389	(k)
	$420	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	451	(j)
EUR	275	LGE HoldCo VI BV, 7.13%, due 5/15/24	368	(k)
EUR	300	Numericable-SFR SA, 5.63%, due 5/15/24	386	(k)
EUR	150	Telenet Finance V Luxembourg SCA, 6.75%, due 8/15/24	194	(k)
EUR	220	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	297	(k)
EUR	100	UPCB Finance IV Ltd., 4.00%, due 1/15/27	124	(k)
$		Viacom, Inc.
	245	4.38%, due 3/15/43	217	(j)
	715	6.25%, due 2/28/57	734	(b)
		Virgin Media Secured Finance PLC
GBP	100	5.13%, due 1/15/25	139	(k)
GBP	100	4.88%, due 1/15/27	137	(k)
GBP	100	6.25%, due 3/28/29	144	(k)
EUR	100	Ziggo Secured Finance BV, 3.75%, due 1/15/25	124	(k)
			3,704
Mining 0.3%
EUR	200	Anglo American Capital PLC, 3.25%, due 4/3/23	263	(k)

Oil & Gas 2.0%
		Gazprom OAO Via Gaz Capital SA
EUR	100	4.63%, due 10/15/18	124	(k)
EUR	150	4.36%, due 3/21/25	198	(k)
	$255	Hess Corp., 4.30%, due 4/1/27	253	(j)
	100	KazMunayGas National Co. JSC, 7.00%, due 5/5/20	109	(k)
		Petrobras Global Finance BV
GBP	150	6.25%, due 12/14/26	204
	$50	7.38%, due 1/17/27	54
		Petroleos de Venezuela SA
	80	6.00%, due 11/15/26	26	(k)
	220	5.38%, due 4/12/27	72	(k)
	300	Petroleos Mexicanos, 6.50%, due 6/2/41	308
EUR	350	TOTAL SA, 2.25%, due 12/29/49	422	(b)(k)
			1,770
Packaging & Containers 1.5%
EUR	150	ARD Finance SA, 6.63%Cash/7.38% PIK, due 9/15/23	190	(n)
		Ardagh Packaging Finance PLC
EUR	53	4.25%, due 1/15/22	63	(k)
EUR	100	6.75%, due 5/15/24	133	(k)
EUR	200	Crown European Holdings SA, 4.00%, due 7/15/22	264	(k)
EUR	100	Horizon Holdings I SAS, 7.25%, due 8/1/23	126	(k)
EUR	100	OI European Group BV, 6.75%, due 9/15/20	140	(k)
EUR	100	Sealed Air Corp., 4.50%, due 9/15/23	134	(k)
EUR	110	SIG Combibloc Holdings SCA, 7.75%, due 2/15/23	138	(k)
EUR	100	Silgan Holdings, Inc., 3.25%, due 3/15/25	122	(k)
			1,310
Pharmaceuticals 0.4%
EUR	150	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	190	(k)
EUR	100	Grifols SA, 3.20%, due 5/1/25	121	(k)
			311
Pipelines 1.3%
	$275	Energy Transfer Partners L.P., 4.20%, due 4/15/27	276	(j)
	260	MPLX LP, 4.13%, due 3/1/27	265
	530	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	583	(k)
			1,124
Real Estate Investment Trust 1.4%
	305	EPR Properties, 4.50%, due 4/1/25	312	(j)
GBP	200	Iron Mountain Europe PLC, 6.13%, due 9/15/22	277	(k)
		MPT Operating Partnership LP/MPT Finance Corp.
EUR	100	4.00%, due 8/19/22	131
EUR	100	3.33%, due 3/24/25	123
	$310	Omega Healthcare Investors, Inc., 5.25%, due 1/15/26	330	(j)
			1,173
Retail 1.4%
EUR	150	Dufry Finance SCA, 4.50%, due 8/1/23	190	(k)
GBP	550	Next PLC, 4.38%, due 10/2/26	796	(k)
EUR	100	PVH Corp., 3.63%, due 7/15/24	126	(k)
GBP	100	Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/22	135	(k)
			1,247
Savings & Loans 1.0%
EUR	700	Leeds Building Society, 1.38%, due 5/5/22	852	(k)

Software 0.3%
EUR	100	IMS Heath, Inc., 4.13%, due 4/1/23	124	(k)
EUR	100	Quintiles IMS, Inc., 3.25%, due 3/15/25	122	(k)
			246
Telecommunications 4.2%
		AT&T, Inc.
	$275	4.13%, due 2/17/26	281
GBP	100	3.55%, due 9/14/37	129
EUR	200	Cellnex Telecom SA, 2.88%, due 4/18/25	247	(k)
EUR	150	eircom Finance DAC, 4.50%, due 5/31/22	186	(k)
GBP	200	Koninklijke KPN NV, 6.88%, due 3/14/73	294	(b)(k)
EUR	100	Matterhorn Telecom Holding SA, 4.88%, due 5/1/23	120	(k)
EUR	100	Matterhorn Telecom SA, 3.88%, due 5/1/22	122	(k)
EUR	35	Olivetti Finance SA, , 7.75%, due 1/24/33	61
EUR	200	SoftBank Group Corp., 4.00%, due 7/30/22	259	(k)
GBP	100	TalkTalk Telecom Group PLC, 5.38%, due 1/15/22	136	(k)
EUR	200	TDC A/S, 3.50%, due 2/26/15	244	(b)(k)
		Telecom Italia SpA
EUR	50	5.25%, due 2/10/22	71	(j)(k)
EUR	450	3.63%, due 1/19/24	601	(k)
		Telefonica Europe BV
EUR	100	5.88%, due 3/31/49	136	(b)(k)
EUR	100	7.63%, due 9/29/49	142	(b)(k)
		Verizon Communications, Inc.
	$225	4.13%, due 3/16/27	231
EUR	100	1.38%, due 11/2/28	112
EUR	200	Wind Acquisition Finance SA, 7.00%, due 4/23/21	247	(k)
			3,619
Water 0.2%
GBP	150	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	198	(k)

		Total Corporate Bonds (Cost $33,751)	35,747

Asset-Backed Securities 9.0%
	$330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 2.01%, due 10/25/35	299	(b)
	153	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 1.51%, due 4/25/36	147	(b)
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 1.72%, due 10/25/35	146	(b)
		Bear Stearns Asset Backed Securities Trust
	229	Ser. 2004-SD3, Class M2, 2.48%, due 9/25/34	226	(b)
	483	Ser. 2005-SD2, Class 1M2, 2.23%, due 3/25/35	478	(b)
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 1.47%, due 5/25/36	318	(b)
	240	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2C, 2.33%, due 5/25/37	233	(b)(l)
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 2.21%, due 4/25/35	277	(b)
	192	GSAA Home Equity Trust, Ser. 2005-10, Class M4, 1.88%, due 6/25/35	184	(b)
	140	Home Equity Mortgage Loan Asset-Backed Trust, Ser. 2005-A, Class M6, 2.48%, due 3/25/35	129	(b)
	129	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 2.36%, due 5/25/32	129	(b)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 1.60%, due 3/25/36	320	(b)
	62	Park Place Securities, Inc., Ser. 2004-WHQ1, Class M4, 2.96%, due 9/25/34	59	(b)
	151	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 1.67%, due 11/25/35	149	(b)
		Renaissance Home Equity Loan Trust
	1,221	Ser. 2005-1, Class AV3, 1.56%, due 5/25/35	1,112	(b)
	214	Ser. 2005-2, Class AV3, 1.60%, due 8/25/35	195	(b)
		Residential Asset Mortgage Products, Inc.
	650	Ser. 2006-EFC4, Class M4, 1.82%, due 9/25/35	623	(b)
	1,710	Ser. 2005-RZ4, Class M3, 1.75%, due 11/25/35	1,634	(b)
	154	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 2.21%, due 7/25/34	151	(b)
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 1.70%, due 11/25/35	122	(b)
		Structured Asset Securities Corp.
	185	Ser. 2005-WF4, Class M4, 1.81%, due 11/25/35	183	(b)
	91	Ser. 2006-AM1, Class A4, 1.39%, due 4/25/36	91	(b)
	580	Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, 2.92%, due 12/15/20	580	(b)(l)

		Total Asset-Backed Securities (Cost $7,022)	7,785

Foreign Government Securities 11.7%
	780	Argentine Republic Government International Bond, 2.26%, due 12/31/38	568	(m)
	270	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	269	(k)
	160	Brazilian Government International Bond, 5.63%, due 1/7/41	157
		Bundesrepublik Deutschland
EUR	2,005	0.25%, due 2/15/27	2,323	(k)
EUR	30	5.50%, due 1/4/31	57	(k)
	$220	Croatia Government International Bond, 3.00%, due 3/20/27	267	(k)
	130	Dominican Republic International Bond, 7.45%, due 4/30/44	152	(k)(o)
	200	Egypt Government International Bond, 8.50%, due 1/31/47	218	(k)
	250	El Salvador Government International Bond, 6.38%, due 1/18/27	226	(k)
	200	Ghana Government International Bond, 10.75%, due 10/14/30	249	(k)
	200	Hungary Government International Bond, 5.38%, due 2/21/23	224
	500	Indonesia Government International Bond, 3.75%, due 6/14/28	654	(k)
	250	Iraq International Bond, 5.80%, due 1/15/28	229	(k)
	434	Ivory Coast Government International Bond, 5.75%, due 12/31/32	425	(k)
	200	Kazakhstan Government International Bond, 6.50%, due 7/21/45	241	(k)
	200	Mexico Government International Bond, 5.75%, due 10/12/10	211
	270	Nigeria Government International Bond, 7.88%, due 2/16/32	298	(k)
	200	Peruvian Government International Bond, 3.75%, due 3/1/30	276
	60	Romanian Government International Bond, 3.88%, due 10/29/35	75	(k)
		Russian Foreign Bond - Eurobond
	200	4.88%, due 9/16/23	216	(k)
	200	4.25%, due 6/23/27	202	(k)
ZAR	19,320	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41	1,023
	$200	Sri Lanka Government International Bond, 6.20%, due 5/11/27	206	(k)
	300	State Oil Co. of the Azerbaijan Republic, 6.95%, due 3/18/30	319	(k)
		Turkey Government International Bond
	200	5.63%, due 3/30/21	213
	200	4.88%, due 10/9/26	200
		Ukraine Government International Bond
	200	7.75%, due 9/1/22	205	(k)
	200	7.75%, due 9/1/25	198	(k)
	190	Uruguay Government International Bond, 5.10%, due 6/18/50	197

		Total Foreign Government Securities (Cost $9,931)	10,098

NUMBER OF SHARES

Short-Term Investment 13.6%

Investment Company 13.6%
	11,767,780	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $11,768)	11,768	(j)(p)

		Total Investments 99.2% (Cost $82,755)	85,650	##

		Other Assets Less Liabilities 0.8%	732	(q)

		Net Assets 100.0%	$86,382

(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro GBP = Pound Sterling ZAR = South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(c)	All or a portion of this security has not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	Rate shown was the discount rate at the date of purchase.
(f)	All or a portion of the security is pledged as collateral for futures.
(g)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(h)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $1,051,000, which represents 1.2% of net assets of the Fund.

(j)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, to be announced securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $15,829,000.

(k)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2017 amounted to approximately $32,239,000, which represents 37.3% of net assets of the Fund.

(l)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $1,862,000, which represents 2.2% of net assets of the Fund. Securities denoted with a (l) but without a (o) have been deemed by the investment manager to be liquid.

(m)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2017.

(n)	Payment-in-kind (PIK) security.
(o)	Illiquid security.
(p)	Rate represents 7-day effective yield as of July 31, 2017.
(q)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/7/2017	8 Euro-Bund	Long	$(12,336)
9/7/2017	1 Euro-Buxl Bond, 30 Year	Long	(3,460)
9/18/2017	177 Euro, 90 Day	Long	334
9/20/2017	63 U.S. Treasury Ultra Long Bond	Long	52,654
9/7/2017	46 Euro-Bund	Short	21,000
9/7/2017	46 Euro-Buxl Bond, 30 Year	Short	95,753
9/7/2017	49 Euro-OAT	Short	(5,954)
9/18/2017	6 U.S. Dollar Interest Rate Swap, 10 Year	Short	1,138
9/20/2017	5 U.S. Treasury Long Bond	Short	(2,011)
9/20/2017	298 U.S. Treasury Note, 10 Year	Short	(32,240)
9/20/2017	82 U.S. Treasury Note, 10 Year Ultra	Short	(12,884)
9/27/2017	23 U.K. Long Gilt Bond	Short	26,208
9/29/2017	16 U.S. Treasury Note, 5 Year	Short	(2,741)
6/18/2018	177 Euro, 90 day	Short	(40,890)
Total			$84,571

At July 31, 2017, the notional value of futures for the Fund was $55,750,625 for long positions and $(125,504,087) for short positions. The Fund had $985,744 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $1,188,576 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

704,039	Australian Dollar	$539,953	Citibank, N.A.	8/2/2017	$23,278
244,664	Australian Dollar	181,081	Citibank, N.A.	8/2/2017	14,650
828,006	Australian Dollar	661,039	Citibank, N.A.	8/2/2017	1,366
120,697	Australian Dollar	96,358	Citibank, N.A.	8/2/2017	199
966,779	Australian Dollar	714,073	Goldman Sachs International	8/2/2017	59,351
145,544	Australian Dollar	107,647	Goldman Sachs International	8/2/2017	8,788
47,114	Australian Dollar	34,846	Goldman Sachs International	8/2/2017	2,845
594,271	Australian Dollar	474,436	Goldman Sachs International	8/2/2017	981
216,314	Australian Dollar	172,694	Goldman Sachs International	8/2/2017	357
156,194	Australian Dollar	124,697	Goldman Sachs International	8/2/2017	258
145,544	Australian Dollar	116,195	Goldman Sachs International	8/2/2017	240
47,114	Australian Dollar	37,613	Goldman Sachs International	8/2/2017	78
496,276	Australian Dollar	377,714	Royal Bank of Canada	8/2/2017	19,307
257,691	Australian Dollar	195,808	Royal Bank of Canada	8/2/2017	10,344
137,643	Australian Dollar	102,329	Royal Bank of Canada	8/2/2017	7,785
254,875	Australian Dollar	199,092	Royal Bank of Canada	8/2/2017	4,808
494,076	Australian Dollar	390,962	Royal Bank of Canada	8/2/2017	4,298
45,830	Australian Dollar	33,911	Royal Bank of Canada	8/2/2017	2,753
637,930	Australian Dollar	509,291	Royal Bank of Canada	8/2/2017	1,053
458,114	Australian Dollar	365,735	Royal Bank of Canada	8/2/2017	756
284,342	Australian Dollar	227,004	Royal Bank of Canada	8/2/2017	469
173,884	Australian Dollar	138,820	Royal Bank of Canada	8/2/2017	287
86,291	Australian Dollar	68,890	Royal Bank of Canada	8/2/2017	142
45,830	Australian Dollar	36,588	Royal Bank of Canada	8/2/2017	76
797,251	Australian Dollar	587,829	Societe Generale	8/2/2017	49,972
797,251	Australian Dollar	636,485	Societe Generale	8/2/2017	1,315
99,640	Australian Dollar	78,891	Societe Generale	8/2/2017	821
99,640	Australian Dollar	79,548	Societe Generale	8/2/2017	164
916,871	Australian Dollar	681,272	State Street Bank and Trust Company	8/2/2017	52,225
780,589	Australian Dollar	592,751	State Street Bank and Trust Company	8/2/2017	31,720
403,919	Australian Dollar	297,991	State Street Bank and Trust Company	8/2/2017	25,144
532,423	Australian Dollar	404,357	State Street Bank and Trust Company	8/2/2017	21,582
330,425	Australian Dollar	244,858	State Street Bank and Trust Company	8/2/2017	19,482
397,363	Australian Dollar	301,398	State Street Bank and Trust Company	8/2/2017	16,492
350,320	Australian Dollar	263,994	State Street Bank and Trust Company	8/2/2017	16,262
322,604	Australian Dollar	243,151	State Street Bank and Trust Company	8/2/2017	14,932
318,154	Australian Dollar	242,097	State Street Bank and Trust Company	8/2/2017	12,426
209,993	Australian Dollar	155,886	State Street Bank and Trust Company	8/2/2017	12,108
311,623	Australian Dollar	238,336	State Street Bank and Trust Company	8/2/2017	10,962
162,265	Australian Dollar	120,044	State Street Bank and Trust Company	8/2/2017	9,768
186,024	Australian Dollar	139,120	State Street Bank and Trust Company	8/2/2017	9,699
164,694	Australian Dollar	125,281	State Street Bank and Trust Company	8/2/2017	6,475
828,006	Australian Dollar	654,845	Citibank, N.A.	10/25/2017	5,914
594,271	Australian Dollar	469,563	Goldman Sachs International	10/25/2017	4,673
145,544	Australian Dollar	115,002	Goldman Sachs International	10/25/2017	1,144
47,114	Australian Dollar	37,227	Goldman Sachs International	10/25/2017	370
45,830	Australian Dollar	36,224	Royal Bank of Canada	10/25/2017	348
797,251	Australian Dollar	630,560	Societe Generale	10/25/2017	5,656
162,265	Australian Dollar	128,172	State Street Bank and Trust Company	10/25/2017	1,318
324,009	Australian Dollar	258,087	State Street Bank and Trust Company	10/25/2017	477
161,002	Canadian Dollar	119,550	Citibank, N.A.	8/2/2017	9,590
1,996,824	Canadian Dollar	1,597,204	Citibank, N.A.	8/2/2017	4,447
2,064,522	Canadian Dollar	1,649,111	Goldman Sachs International	8/2/2017	6,840
846,175	Canadian Dollar	619,416	Royal Bank of Canada	8/2/2017	59,300
15,650,162	Canadian Dollar	12,517,125	Royal Bank of Canada	8/2/2017	35,857
296,961	Canadian Dollar	223,816	Royal Bank of Canada	8/2/2017	14,376
186,944	Canadian Dollar	140,934	Royal Bank of Canada	8/2/2017	9,014
231,041	Canadian Dollar	182,773	Royal Bank of Canada	8/2/2017	2,545
118,047	Canadian Dollar	92,678	Royal Bank of Canada	8/2/2017	2,007
20,909	Canadian Dollar	15,306	Royal Bank of Canada	8/2/2017	1,465
17,255,286	Canadian Dollar	12,590,550	Societe Generale	8/2/2017	1,249,901
45,677	Canadian Dollar	36,523	Societe Generale	8/2/2017	115
1,420,452	Canadian Dollar	1,039,786	State Street Bank and Trust Company	8/2/2017	99,557
939,875	Canadian Dollar	689,862	State Street Bank and Trust Company	8/2/2017	64,011
719,947	Canadian Dollar	527,894	State Street Bank and Trust Company	8/2/2017	49,575
579,517	Canadian Dollar	430,880	State Street Bank and Trust Company	8/2/2017	33,950
432,361	Canadian Dollar	321,703	State Street Bank and Trust Company	8/2/2017	25,093
438,134	Canadian Dollar	330,992	State Street Bank and Trust Company	8/2/2017	20,435
242,180	Canadian Dollar	179,673	State Street Bank and Trust Company	8/2/2017	14,579
116,001	Canadian Dollar	85,515	State Street Bank and Trust Company	8/2/2017	7,529
80,649	Canadian Dollar	60,018	State Street Bank and Trust Company	8/2/2017	4,670
119,324	Canadian Dollar	92,298	State Street Bank and Trust Company	8/2/2017	3,412
83,268	Canadian Dollar	64,543	State Street Bank and Trust Company	8/2/2017	2,246
84,692	Canadian Dollar	67,272	State Street Bank and Trust Company	8/2/2017	660
846,175	Canadian Dollar	677,487	Royal Bank of Canada	10/25/2017	716
136,882	Canadian Dollar	109,135	Royal Bank of Canada	10/25/2017	575
20,909	Canadian Dollar	16,741	Royal Bank of Canada	10/25/2017	18
17,255,286	Canadian Dollar	13,812,185	Societe Generale	10/25/2017	17,805
1,950,204	Canadian Dollar	1,561,112	State Street Bank and Trust Company	10/25/2017	1,962
1,889,449	Canadian Dollar	1,516,887	State Street Bank and Trust Company	10/25/2017	(2,507)
54,248,549	Czech Koruna	2,353,976	Goldman Sachs International	8/2/2017	108,141
53,241,332	Czech Koruna	2,407,901	Goldman Sachs International	8/2/2017	8,502
1,007,217	Czech Koruna	45,553	Goldman Sachs International	8/2/2017	161
1,007,217	Czech Koruna	45,287	Goldman Sachs International	10/25/2017	662
292,026	Euro	321,103	Citibank, N.A.	8/2/2017	24,597
1,076,000	Euro	1,252,777	Citibank, N.A.	8/2/2017	20,992
198,921	Euro	224,342	Citibank, N.A.	8/2/2017	11,141
1,076,000	Euro	1,268,604	Citibank, N.A.	8/2/2017	5,165
366,285	Euro	431,850	Citibank, N.A.	8/2/2017	1,758
60,284	Euro	70,188	Citibank, N.A.	8/2/2017	1,176
124,662	Euro	146,977	Citibank, N.A.	8/2/2017	598
60,284	Euro	71,075	Citibank, N.A.	8/2/2017	289
3,492,588	Euro	3,838,686	Goldman Sachs International	8/2/2017	295,841
3,487,972	Euro	4,061,046	Goldman Sachs International	8/2/2017	68,017
638,553	Euro	701,830	Goldman Sachs International	8/2/2017	54,089
2,365,553	Euro	2,754,213	Goldman Sachs International	8/2/2017	46,129
361,688	Euro	405,225	Goldman Sachs International	8/2/2017	22,941
3,471,758	Euro	4,093,203	Goldman Sachs International	8/2/2017	16,666
3,185,509	Euro	3,755,715	Goldman Sachs International	8/2/2017	15,292
2,318,696	Euro	2,733,743	Goldman Sachs International	8/2/2017	11,131
83,596	Euro	91,499	Goldman Sachs International	8/2/2017	7,462
59,069	Euro	66,257	Goldman Sachs International	8/2/2017	3,669
638,553	Euro	752,854	Goldman Sachs International	8/2/2017	3,065
256,655	Euro	302,596	Goldman Sachs International	8/2/2017	1,232
228,474	Euro	269,371	Goldman Sachs International	8/2/2017	1,097
189,522	Euro	223,446	Goldman Sachs International	8/2/2017	910
183,638	Euro	216,509	Goldman Sachs International	8/2/2017	882
16,214	Euro	19,116	Goldman Sachs International	8/2/2017	78
3,368,445	Euro	3,920,870	Royal Bank of Canada	8/2/2017	66,697
563,989	Euro	619,894	Royal Bank of Canada	8/2/2017	47,757
303,726	Euro	339,378	Royal Bank of Canada	8/2/2017	20,173
3,186,493	Euro	3,756,875	Royal Bank of Canada	8/2/2017	15,296
174,126	Euro	195,780	Royal Bank of Canada	8/2/2017	10,350
101,590	Euro	113,686	Royal Bank of Canada	8/2/2017	6,576
82,686	Euro	92,531	Royal Bank of Canada	8/2/2017	5,353
120,936	Euro	137,913	Royal Bank of Canada	8/2/2017	5,251
56,610	Euro	63,650	Royal Bank of Canada	8/2/2017	3,365
46,714	Euro	52,197	Royal Bank of Canada	8/2/2017	3,103
72,805	Euro	83,124	Royal Bank of Canada	8/2/2017	3,063
49,029	Euro	55,061	Royal Bank of Canada	8/2/2017	2,979
124,925	Euro	145,413	Royal Bank of Canada	8/2/2017	2,474
348,623	Euro	411,027	Royal Bank of Canada	8/2/2017	1,674
333,089	Euro	392,712	Royal Bank of Canada	8/2/2017	1,599
299,137	Euro	352,683	Royal Bank of Canada	8/2/2017	1,436
290,808	Euro	342,863	Royal Bank of Canada	8/2/2017	1,396
49,263	Euro	57,342	Royal Bank of Canada	8/2/2017	975
123,854	Euro	146,024	Royal Bank of Canada	8/2/2017	595
93,843	Euro	110,641	Royal Bank of Canada	8/2/2017	450
85,079	Euro	100,308	Royal Bank of Canada	8/2/2017	408
70,000	Euro	82,530	Royal Bank of Canada	8/2/2017	336
63,419	Euro	74,771	Royal Bank of Canada	8/2/2017	304
53,447	Euro	63,014	Royal Bank of Canada	8/2/2017	257
49,263	Euro	58,081	Royal Bank of Canada	8/2/2017	236
45,020	Euro	53,079	Royal Bank of Canada	8/2/2017	216
41,687	Euro	49,149	Royal Bank of Canada	8/2/2017	200
15,845	Euro	18,681	Royal Bank of Canada	8/2/2017	76
15,237	Euro	17,964	Royal Bank of Canada	8/2/2017	73
2,478,623	Euro	2,886,555	Societe Generale	8/2/2017	47,640
2,478,623	Euro	2,922,297	Societe Generale	8/2/2017	11,898
565,832	Euro	658,957	Societe Generale	8/2/2017	10,876
457,702	Euro	533,031	Societe Generale	8/2/2017	8,797
565,832	Euro	667,116	Societe Generale	8/2/2017	2,716
457,702	Euro	539,631	Societe Generale	8/2/2017	2,197
800,851	Euro	873,244	State Street Bank and Trust Company	8/2/2017	74,804
587,796	Euro	646,620	State Street Bank and Trust Company	8/2/2017	49,213
355,363	Euro	397,376	State Street Bank and Trust Company	8/2/2017	23,303
332,897	Euro	375,507	State Street Bank and Trust Company	8/2/2017	18,576
199,407	Euro	218,201	State Street Bank and Trust Company	8/2/2017	17,857
312,869	Euro	355,910	State Street Bank and Trust Company	8/2/2017	14,464
127,405	Euro	139,403	State Street Bank and Trust Company	8/2/2017	11,419
183,267	Euro	205,955	State Street Bank and Trust Company	8/2/2017	10,997
81,985	Euro	91,558	State Street Bank and Trust Company	8/2/2017	5,496
55,433	Euro	60,444	State Street Bank and Trust Company	8/2/2017	5,178
59,094	Euro	65,132	State Street Bank and Trust Company	8/2/2017	4,823
80,807	Euro	91,059	State Street Bank and Trust Company	8/2/2017	4,601
77,784	Euro	87,811	State Street Bank and Trust Company	8/2/2017	4,269
66,646	Euro	75,101	State Street Bank and Trust Company	8/2/2017	3,795
54,277	Euro	60,858	State Street Bank and Trust Company	8/2/2017	3,395
73,990	Euro	84,400	State Street Bank and Trust Company	8/2/2017	3,190
54,770	Euro	61,758	State Street Bank and Trust Company	8/2/2017	3,078
42,844	Euro	48,067	State Street Bank and Trust Company	8/2/2017	2,652
53,632	Euro	61,802	State Street Bank and Trust Company	8/2/2017	1,687
47,640	Euro	55,099	State Street Bank and Trust Company	8/2/2017	1,297
15,565	Euro	17,748	State Street Bank and Trust Company	8/2/2017	678
16,241	Euro	18,562	State Street Bank and Trust Company	8/2/2017	664
366,285	Euro	428,419	Citibank, N.A.	10/25/2017	6,604
3,185,509	Euro	3,725,708	Goldman Sachs International	10/25/2017	57,608
638,553	Euro	746,839	Goldman Sachs International	10/25/2017	11,548
299,137	Euro	349,784	Royal Bank of Canada	10/25/2017	5,490
150,136	Euro	175,610	Royal Bank of Canada	10/25/2017	2,701
566,406	Euro	661,885	State Street Bank and Trust Company	10/25/2017	10,815
674,978	Euro	796,083	State Street Bank and Trust Company	10/25/2017	5,565
203,843	Euro	239,526	State Street Bank and Trust Company	10/25/2017	2,571
144,899	Euro	170,137	State Street Bank and Trust Company	10/25/2017	1,954
150,836	Euro	177,282	State Street Bank and Trust Company	10/25/2017	1,860
87,824	Euro	102,709	State Street Bank and Trust Company	10/25/2017	1,596
95,673	Euro	112,337	State Street Bank and Trust Company	10/25/2017	1,290
61,620	Euro	72,407	State Street Bank and Trust Company	10/25/2017	777
90,290,552	Japanese Yen	795,098	Citibank, N.A.	8/2/2017	23,901
52,671,287	Japanese Yen	468,542	Citibank, N.A.	8/2/2017	9,224
17,174,737	Japanese Yen	152,109	Citibank, N.A.	8/2/2017	3,678
54,402,083	Japanese Yen	492,349	Citibank, N.A.	8/2/2017	1,116
46,977,059	Japanese Yen	425,151	Citibank, N.A.	8/2/2017	964
46,744,889	Japanese Yen	423,050	Citibank, N.A.	8/2/2017	959
12,012,545	Japanese Yen	108,716	Citibank, N.A.	8/2/2017	247
34,803,756	Japanese Yen	307,353	Goldman Sachs International	8/2/2017	8,341
28,265,254	Japanese Yen	254,731	Goldman Sachs International	8/2/2017	1,654
21,373,658	Japanese Yen	192,425	Goldman Sachs International	8/2/2017	1,450
59,393,722	Japanese Yen	537,524	Goldman Sachs International	8/2/2017	1,219
4,169,417	Japanese Yen	37,174	Goldman Sachs International	8/2/2017	645
25,048,946	Japanese Yen	226,698	Goldman Sachs International	8/2/2017	514
4,169,417	Japanese Yen	37,734	Goldman Sachs International	8/2/2017	86
221,100,223	Japanese Yen	1,971,108	Royal Bank of Canada	8/2/2017	34,427
111,221,892	Japanese Yen	988,204	Royal Bank of Canada	8/2/2017	20,657
110,362,059	Japanese Yen	983,878	Royal Bank of Canada	8/2/2017	17,184
48,794,331	Japanese Yen	426,838	Royal Bank of Canada	8/2/2017	15,761
454,386,806	Japanese Yen	4,112,284	Royal Bank of Canada	8/2/2017	9,325
15,810,579	Japanese Yen	138,786	Royal Bank of Canada	8/2/2017	4,627
47,914,438	Japanese Yen	431,060	Royal Bank of Canada	8/2/2017	3,558
110,362,059	Japanese Yen	998,797	Royal Bank of Canada	8/2/2017	2,265
32,241,147	Japanese Yen	291,788	Royal Bank of Canada	8/2/2017	662
8,677,233	Japanese Yen	78,531	Royal Bank of Canada	8/2/2017	178
42,449,334	Japanese Yen	385,026	Royal Bank of Canada	8/2/2017	20
8,014,389	Japanese Yen	72,715	Royal Bank of Canada	8/2/2017	(19)
275,597,827	Japanese Yen	2,466,001	Societe Generale	8/2/2017	33,866
76,098,071	Japanese Yen	676,650	Societe Generale	8/2/2017	13,613
275,597,827	Japanese Yen	2,494,211	Societe Generale	8/2/2017	5,656
76,098,071	Japanese Yen	688,701	Societe Generale	8/2/2017	1,562
82,096,059	Japanese Yen	723,039	State Street Bank and Trust Company	8/2/2017	21,630
62,540,715	Japanese Yen	552,968	State Street Bank and Trust Company	8/2/2017	14,320
35,972,919	Japanese Yen	316,828	State Street Bank and Trust Company	8/2/2017	9,472
49,608,980	Japanese Yen	442,673	State Street Bank and Trust Company	8/2/2017	7,316
34,783,524	Japanese Yen	309,998	State Street Bank and Trust Company	8/2/2017	5,513
33,378,643	Japanese Yen	297,411	State Street Bank and Trust Company	8/2/2017	5,357
38,029,864	Japanese Yen	340,142	State Street Bank and Trust Company	8/2/2017	4,816
17,445,351	Japanese Yen	153,849	State Street Bank and Trust Company	8/2/2017	4,393
12,622,539	Japanese Yen	111,621	State Street Bank and Trust Company	8/2/2017	2,875
8,243,280	Japanese Yen	72,803	State Street Bank and Trust Company	8/2/2017	1,969
5,891,839	Japanese Yen	51,589	State Street Bank and Trust Company	8/2/2017	1,854
15,358,381	Japanese Yen	137,786	State Street Bank and Trust Company	8/2/2017	1,525
42,251,516	Japanese Yen	384,480	State Street Bank and Trust Company	8/2/2017	(1,229)
47,030,176	Japanese Yen	428,306	State Street Bank and Trust Company	8/2/2017	(1,709)
46,744,889	Japanese Yen	419,915	Citibank, N.A.	10/25/2017	5,199
59,393,722	Japanese Yen	533,291	Goldman Sachs International	10/25/2017	6,854
4,169,417	Japanese Yen	37,437	Goldman Sachs International	10/25/2017	481
454,386,806	Japanese Yen	4,081,441	Royal Bank of Canada	10/25/2017	50,899
110,362,059	Japanese Yen	991,306	Royal Bank of Canada	10/25/2017	12,362
76,098,071	Japanese Yen	683,567	Societe Generale	10/25/2017	8,494
217,727,267	Japanese Yen	1,954,306	State Street Bank and Trust Company	10/25/2017	25,776
14,718,564	Japanese Yen	132,496	State Street Bank and Trust Company	10/25/2017	1,360
5,743,596	Mexican Peso	298,766	Goldman Sachs International	8/2/2017	23,863
20,821,259	Mexican Peso	1,166,513	Goldman Sachs International	8/2/2017	3,057
4,045,461	Mexican Peso	226,647	Goldman Sachs International	8/2/2017	594
212,518	Mexican Peso	11,972	Goldman Sachs International	8/2/2017	(35)
4,045,461	Mexican Peso	227,812	Goldman Sachs International	8/2/2017	(571)
4,210,042	Mexican Peso	237,172	Goldman Sachs International	8/2/2017	(686)
16,611,217	Mexican Peso	935,427	Goldman Sachs International	8/2/2017	(2,343)
17,332,764	Mexican Peso	902,104	Royal Bank of Canada	8/2/2017	71,510
12,960,932	Mexican Peso	674,567	Royal Bank of Canada	8/2/2017	53,473
17,332,764	Mexican Peso	971,069	Royal Bank of Canada	8/2/2017	2,545
12,960,932	Mexican Peso	726,137	Royal Bank of Canada	8/2/2017	1,903
965,668	Mexican Peso	54,102	Royal Bank of Canada	8/2/2017	142
4,036,479	Mexican Peso	226,144	Societe Generale	8/2/2017	593
4,036,479	Mexican Peso	227,779	Societe Generale	8/2/2017	(1,043)
7,686,764	Mexican Peso	399,643	State Street Bank and Trust Company	8/2/2017	32,138
12,960,932	Mexican Peso	721,856	Royal Bank of Canada	10/25/2017	(5,754)
17,332,764	Mexican Peso	965,345	Royal Bank of Canada	10/25/2017	(7,695)
7,686,764	Mexican Peso	426,964	State Street Bank and Trust Company	10/25/2017	(2,264)
670,441	New Zealand Dollar	497,735	Citibank, N.A.	8/2/2017	5,766
437,369	New Zealand Dollar	327,917	Citibank, N.A.	8/2/2017	547
233,072	New Zealand Dollar	174,746	Citibank, N.A.	8/2/2017	291
686,829	New Zealand Dollar	469,719	Goldman Sachs International	8/2/2017	46,090
441,188	New Zealand Dollar	305,331	Goldman Sachs International	8/2/2017	26,001
326,982	New Zealand Dollar	224,180	Goldman Sachs International	8/2/2017	21,383
311,956	New Zealand Dollar	231,721	Goldman Sachs International	8/2/2017	2,558
1,315,785	New Zealand Dollar	986,510	Goldman Sachs International	8/2/2017	1,645
451,170	New Zealand Dollar	338,265	Goldman Sachs International	8/2/2017	564
38,088	New Zealand Dollar	28,292	Goldman Sachs International	8/2/2017	312
38,088	New Zealand Dollar	28,556	Goldman Sachs International	8/2/2017	48
6,744,559	New Zealand Dollar	4,668,685	Royal Bank of Canada	8/2/2017	396,479
655,279	New Zealand Dollar	472,193	Royal Bank of Canada	8/2/2017	19,921
603,804	New Zealand Dollar	435,568	Royal Bank of Canada	8/2/2017	17,889
1,964,680	New Zealand Dollar	1,459,561	Royal Bank of Canada	8/2/2017	15,914
5,351,157	New Zealand Dollar	4,012,030	Royal Bank of Canada	8/2/2017	6,689
254,882	New Zealand Dollar	186,741	Royal Bank of Canada	8/2/2017	4,675
1,964,680	New Zealand Dollar	1,473,019	Royal Bank of Canada	8/2/2017	2,456
76,796	New Zealand Dollar	56,192	Royal Bank of Canada	8/2/2017	1,481
1,097,280	New Zealand Dollar	822,686	Royal Bank of Canada	8/2/2017	1,372
158,182	New Zealand Dollar	117,513	Royal Bank of Canada	8/2/2017	1,281
738,526	New Zealand Dollar	553,710	Royal Bank of Canada	8/2/2017	923
504,489	New Zealand Dollar	378,241	Royal Bank of Canada	8/2/2017	631
384,556	New Zealand Dollar	288,321	Royal Bank of Canada	8/2/2017	481
168,307	New Zealand Dollar	126,188	Royal Bank of Canada	8/2/2017	210
158,182	New Zealand Dollar	118,597	Royal Bank of Canada	8/2/2017	198
91,005	New Zealand Dollar	68,231	Royal Bank of Canada	8/2/2017	114
2,427,553	New Zealand Dollar	1,672,875	Societe Generale	8/2/2017	150,217
7,587,999	New Zealand Dollar	5,637,124	Societe Generale	8/2/2017	61,462
7,587,999	New Zealand Dollar	5,689,102	Societe Generale	8/2/2017	9,485
2,427,553	New Zealand Dollar	1,820,058	Societe Generale	8/2/2017	3,034
133,774	New Zealand Dollar	99,381	Societe Generale	8/2/2017	1,084
133,774	New Zealand Dollar	100,297	Societe Generale	8/2/2017	167
1,687,962	New Zealand Dollar	1,168,362	State Street Bank and Trust Company	8/2/2017	99,298
441,615	New Zealand Dollar	305,942	State Street Bank and Trust Company	8/2/2017	25,711
706,846	New Zealand Dollar	514,421	State Street Bank and Trust Company	8/2/2017	16,420
187,847	New Zealand Dollar	129,350	State Street Bank and Trust Company	8/2/2017	11,724
172,869	New Zealand Dollar	125,047	State Street Bank and Trust Company	8/2/2017	4,777
87,370	New Zealand Dollar	61,515	State Street Bank and Trust Company	8/2/2017	4,100
139,481	New Zealand Dollar	100,845	State Street Bank and Trust Company	8/2/2017	3,905
89,470	New Zealand Dollar	63,298	State Street Bank and Trust Company	8/2/2017	3,894
83,494	New Zealand Dollar	60,149	State Street Bank and Trust Company	8/2/2017	2,555
159,228	New Zealand Dollar	117,070	State Street Bank and Trust Company	8/2/2017	2,510
84,074	New Zealand Dollar	60,707	State Street Bank and Trust Company	8/2/2017	2,432
5,351,157	New Zealand Dollar	3,969,542	Royal Bank of Canada	10/25/2017	37,275
2,427,553	New Zealand Dollar	1,800,637	Societe Generale	10/25/2017	17,056
838,794	New Zealand Dollar	627,087	State Street Bank and Trust Company	10/25/2017	982
1,242,634	Norwegian Krone	155,763	Citibank, N.A.	8/2/2017	2,275
1,242,634	Norwegian Krone	157,268	Citibank, N.A.	8/2/2017	771
4,970,991	Norwegian Krone	582,403	Goldman Sachs International	8/2/2017	49,809
9,891,718	Norwegian Krone	1,240,092	Goldman Sachs International	8/2/2017	17,940
11,143,747	Norwegian Krone	1,410,351	Goldman Sachs International	8/2/2017	6,915
3,718,962	Norwegian Krone	470,671	Goldman Sachs International	8/2/2017	2,308
5,018,745	Norwegian Krone	582,278	Royal Bank of Canada	8/2/2017	56,007
5,325,903	Norwegian Krone	649,528	Royal Bank of Canada	8/2/2017	27,823
2,167,683	Norwegian Krone	255,495	Royal Bank of Canada	8/2/2017	20,192
1,511,101	Norwegian Krone	180,840	Royal Bank of Canada	8/2/2017	11,343
1,304,696	Norwegian Krone	156,247	Royal Bank of Canada	8/2/2017	9,685
9,348,412	Norwegian Krone	1,183,134	Royal Bank of Canada	8/2/2017	5,801
475,970	Norwegian Krone	56,524	Royal Bank of Canada	8/2/2017	4,010
2,871,873	Norwegian Krone	363,464	Royal Bank of Canada	8/2/2017	1,782
1,374,715	Norwegian Krone	173,984	Royal Bank of Canada	8/2/2017	853
1,345,388	Norwegian Krone	170,272	Royal Bank of Canada	8/2/2017	835
863,710	Norwegian Krone	109,311	Royal Bank of Canada	8/2/2017	536
27,419,673	Norwegian Krone	3,173,147	Societe Generale	8/2/2017	314,096
27,419,673	Norwegian Krone	3,470,230	Societe Generale	8/2/2017	17,014
5,116,943	Norwegian Krone	594,841	State Street Bank and Trust Company	8/2/2017	55,933
2,843,884	Norwegian Krone	337,525	State Street Bank and Trust Company	8/2/2017	24,162
1,124,661	Norwegian Krone	132,725	State Street Bank and Trust Company	8/2/2017	10,309
1,197,181	Norwegian Krone	141,982	State Street Bank and Trust Company	8/2/2017	10,276
1,345,165	Norwegian Krone	161,228	State Street Bank and Trust Company	8/2/2017	9,851
973,863	Norwegian Krone	114,158	State Street Bank and Trust Company	8/2/2017	9,698
940,248	Norwegian Krone	111,310	State Street Bank and Trust Company	8/2/2017	8,271
791,634	Norwegian Krone	94,784	State Street Bank and Trust Company	8/2/2017	5,896
461,928	Norwegian Krone	54,471	State Street Bank and Trust Company	8/2/2017	4,277
571,736	Norwegian Krone	68,803	State Street Bank and Trust Company	8/2/2017	3,911
9,348,412	Norwegian Krone	1,172,847	Royal Bank of Canada	10/25/2017	13,825
27,419,673	Norwegian Krone	3,441,462	Societe Generale	10/25/2017	39,147
2,619,294	Norwegian Krone	328,825	State Street Bank and Trust Company	10/25/2017	3,664
1,003,293	Norwegian Krone	126,379	State Street Bank and Trust Company	10/25/2017	977
368,500	Pound Sterling	472,989	Citibank, N.A.	8/2/2017	13,210
214,991	Pound Sterling	274,463	Citibank, N.A.	8/2/2017	9,196
235,947	Pound Sterling	306,625	Citibank, N.A.	8/2/2017	4,684
224,651	Pound Sterling	291,990	Citibank, N.A.	8/2/2017	4,414
988,927	Pound Sterling	1,303,752	Citibank, N.A.	8/2/2017	1,039
23,000	Pound Sterling	30,008	Citibank, N.A.	8/2/2017	338
55,162	Pound Sterling	72,723	Citibank, N.A.	8/2/2017	58
23,000	Pound Sterling	30,322	Citibank, N.A.	8/2/2017	24
1,430,770	Pound Sterling	1,867,441	Goldman Sachs International	8/2/2017	20,318
1,270,740	Pound Sterling	1,658,570	Goldman Sachs International	8/2/2017	18,045
877,325	Pound Sterling	1,139,557	Goldman Sachs International	8/2/2017	17,986
151,870	Pound Sterling	196,432	Goldman Sachs International	8/2/2017	3,946
1,430,770	Pound Sterling	1,886,256	Goldman Sachs International	8/2/2017	1,503
1,270,740	Pound Sterling	1,675,280	Goldman Sachs International	8/2/2017	1,335
844,123	Pound Sterling	1,112,850	Goldman Sachs International	8/2/2017	887
185,072	Pound Sterling	243,990	Goldman Sachs International	8/2/2017	194
1,451,639	Pound Sterling	1,885,743	Royal Bank of Canada	8/2/2017	29,550
1,708,520	Pound Sterling	2,226,885	Royal Bank of Canada	8/2/2017	27,337
284,864	Pound Sterling	361,162	Royal Bank of Canada	8/2/2017	14,688
161,555	Pound Sterling	206,024	Royal Bank of Canada	8/2/2017	7,132
92,679	Pound Sterling	118,011	Royal Bank of Canada	8/2/2017	4,270
200,417	Pound Sterling	260,351	Royal Bank of Canada	8/2/2017	4,080
212,619	Pound Sterling	278,200	Royal Bank of Canada	8/2/2017	2,330
1,800,381	Pound Sterling	2,373,532	Royal Bank of Canada	8/2/2017	1,891
1,200,000	Pound Sterling	1,582,020	Royal Bank of Canada	8/2/2017	1,261
492,439	Pound Sterling	649,207	Royal Bank of Canada	8/2/2017	517
257,013	Pound Sterling	338,833	Royal Bank of Canada	8/2/2017	270
200,417	Pound Sterling	264,220	Royal Bank of Canada	8/2/2017	211
99,233	Pound Sterling	130,824	Royal Bank of Canada	8/2/2017	104
46,729	Pound Sterling	61,605	Royal Bank of Canada	8/2/2017	49
16,081	Pound Sterling	21,200	Royal Bank of Canada	8/2/2017	17
557,770	Pound Sterling	727,656	Societe Generale	8/2/2017	8,266
364,434	Pound Sterling	475,433	Societe Generale	8/2/2017	5,401
53,034	Pound Sterling	68,783	Societe Generale	8/2/2017	1,190
557,770	Pound Sterling	735,336	Societe Generale	8/2/2017	586
364,434	Pound Sterling	480,452	Societe Generale	8/2/2017	383
53,034	Pound Sterling	69,917	Societe Generale	8/2/2017	56
560,849	Pound Sterling	721,745	State Street Bank and Trust Company	8/2/2017	18,239
331,599	Pound Sterling	422,965	State Street Bank and Trust Company	8/2/2017	14,546
229,422	Pound Sterling	290,958	State Street Bank and Trust Company	8/2/2017	11,742
203,541	Pound Sterling	263,516	State Street Bank and Trust Company	8/2/2017	5,036
214,953	Pound Sterling	278,695	State Street Bank and Trust Company	8/2/2017	4,914
107,084	Pound Sterling	137,199	State Street Bank and Trust Company	8/2/2017	4,087
148,699	Pound Sterling	192,610	State Street Bank and Trust Company	8/2/2017	3,584
207,266	Pound Sterling	270,280	State Street Bank and Trust Company	8/2/2017	3,187
40,252	Pound Sterling	52,191	State Street Bank and Trust Company	8/2/2017	917
18,560	Pound Sterling	24,151	State Street Bank and Trust Company	8/2/2017	337
15,818	Pound Sterling	20,555	State Street Bank and Trust Company	8/2/2017	315
988,927	Pound Sterling	1,293,892	Citibank, N.A.	10/25/2017	14,392
844,123	Pound Sterling	1,104,839	Goldman Sachs International	10/25/2017	11,879
1,800,381	Pound Sterling	2,353,260	Royal Bank of Canada	10/25/2017	28,523
200,417	Pound Sterling	261,963	Royal Bank of Canada	10/25/2017	3,175
53,034	Pound Sterling	69,382	Societe Generale	10/25/2017	778
534,553	Pound Sterling	702,975	State Street Bank and Trust Company	10/25/2017	4,203
554,070	South African Rand	40,325	Goldman Sachs International	8/2/2017	1,718
554,070	South African Rand	41,995	Goldman Sachs International	8/2/2017	48
20,527,004	South African Rand	1,494,732	Royal Bank of Canada	8/2/2017	62,852
31,044,447	South African Rand	2,352,966	Royal Bank of Canada	8/2/2017	2,678
17,096,354	South African Rand	1,295,792	Royal Bank of Canada	8/2/2017	1,475
3,430,650	South African Rand	260,021	Royal Bank of Canada	8/2/2017	296
31,044,447	South African Rand	2,377,063	Royal Bank of Canada	8/2/2017	(21,419)
1,773,434	South African Rand	136,654	State Street Bank and Trust Company	8/2/2017	(2,086)
554,070	South African Rand	41,928	Goldman Sachs International	10/25/2017	(599)
17,096,354	South African Rand	1,291,265	Royal Bank of Canada	10/25/2017	(16,028)
1,773,434	South African Rand	133,908	State Street Bank and Trust Company	10/25/2017	(1,625)
544,536,857	South Korean Won	485,370	Goldman Sachs International	8/2/2017	1,236
544,536,857	South Korean Won	486,498	Goldman Sachs International	8/2/2017	109
190,106,833	South Korean Won	169,451	Royal Bank of Canada	8/2/2017	432
190,106,833	South Korean Won	169,731	Royal Bank of Canada	8/2/2017	152
187,842,418	South Korean Won	167,776	State Street Bank and Trust Company	10/25/2017	236
4,317,162	Swedish Krona	498,208	Citibank, N.A.	8/2/2017	36,505
2,404,830	Swedish Krona	297,294	Citibank, N.A.	8/2/2017	562
1,912,332	Swedish Krona	236,410	Citibank, N.A.	8/2/2017	447
4,361,572	Swedish Krona	496,090	Goldman Sachs International	8/2/2017	44,123
2,246,619	Swedish Krona	255,551	Goldman Sachs International	8/2/2017	22,709
1,678,324	Swedish Krona	191,023	Goldman Sachs International	8/2/2017	16,850
8,015,746	Swedish Krona	990,938	Goldman Sachs International	8/2/2017	1,872
472,703	Swedish Krona	57,523	Goldman Sachs International	8/2/2017	1,025
472,703	Swedish Krona	58,437	Goldman Sachs International	8/2/2017	110
270,769	Swedish Krona	33,474	Goldman Sachs International	8/2/2017	63
31,621,572	Swedish Krona	3,596,466	Royal Bank of Canada	8/2/2017	320,100
2,928,350	Swedish Krona	336,563	Royal Bank of Canada	8/2/2017	26,135
24,106,458	Swedish Krona	2,980,135	Royal Bank of Canada	8/2/2017	5,629
1,460,594	Swedish Krona	176,117	Royal Bank of Canada	8/2/2017	4,788
343,270	Swedish Krona	39,042	Royal Bank of Canada	8/2/2017	3,475
5,677,911	Swedish Krona	701,926	Royal Bank of Canada	8/2/2017	1,326
2,480,466	Swedish Krona	306,645	Royal Bank of Canada	8/2/2017	579
2,110,182	Swedish Krona	260,869	Royal Bank of Canada	8/2/2017	493
829,083	Swedish Krona	102,494	Royal Bank of Canada	8/2/2017	194
806,416	Swedish Krona	99,692	Royal Bank of Canada	8/2/2017	188
343,270	Swedish Krona	42,436	Royal Bank of Canada	8/2/2017	80
24,853,945	Swedish Krona	3,024,459	Societe Generale	8/2/2017	53,886
24,853,945	Swedish Krona	3,072,542	Societe Generale	8/2/2017	5,803
15,705	Swedish Krona	1,911	Societe Generale	8/2/2017	34
15,705	Swedish Krona	1,942	Societe Generale	8/2/2017	4
2,810,982	Swedish Krona	317,797	State Street Bank and Trust Company	8/2/2017	30,364
2,602,902	Swedish Krona	298,495	State Street Bank and Trust Company	8/2/2017	23,894
1,576,847	Swedish Krona	179,396	State Street Bank and Trust Company	8/2/2017	15,908
1,052,256	Swedish Krona	119,822	State Street Bank and Trust Company	8/2/2017	10,507
1,888,056	Swedish Krona	227,744	State Street Bank and Trust Company	8/2/2017	6,106
657,199	Swedish Krona	75,930	State Street Bank and Trust Company	8/2/2017	5,469
440,851	Swedish Krona	50,710	State Street Bank and Trust Company	8/2/2017	3,892
347,384	Swedish Krona	40,255	State Street Bank and Trust Company	8/2/2017	2,771
537,566	Swedish Krona	64,997	State Street Bank and Trust Company	8/2/2017	1,585
1,912,332	Swedish Krona	233,859	Citibank, N.A.	10/25/2017	4,089
8,015,746	Swedish Krona	980,028	Goldman Sachs International	10/25/2017	17,357
24,106,458	Swedish Krona	2,945,271	Royal Bank of Canada	10/25/2017	54,251
929,077	Swedish Krona	113,096	Royal Bank of Canada	10/25/2017	2,507
343,270	Swedish Krona	41,940	Royal Bank of Canada	10/25/2017	773
12,137,525	Swedish Krona	1,501,831	State Street Bank and Trust Company	10/25/2017	8,420
1,931,253	Swedish Krona	238,302	State Street Bank and Trust Company	10/25/2017	2,000
347,384	Swedish Krona	42,412	State Street Bank and Trust Company	10/25/2017	812
424,497	Swiss Franc	438,213	Citibank, N.A.	8/2/2017	793
140,395	Swiss Franc	144,931	Citibank, N.A.	8/2/2017	262
564,892	Swiss Franc	589,658	Citibank, N.A.	8/2/2017	(5,458)
175,662	Swiss Franc	177,664	Goldman Sachs International	8/2/2017	4,002
66,356	Swiss Franc	67,252	Goldman Sachs International	8/2/2017	1,372
500,755	Swiss Franc	516,935	Goldman Sachs International	8/2/2017	936
433,258	Swiss Franc	447,257	Goldman Sachs International	8/2/2017	809
691,995	Swiss Franc	722,107	Goldman Sachs International	8/2/2017	(6,460)
2,311,689	Swiss Franc	2,386,383	Royal Bank of Canada	8/2/2017	4,319
986,203	Swiss Franc	1,018,069	Royal Bank of Canada	8/2/2017	1,843
87,726	Swiss Franc	90,561	Royal Bank of Canada	8/2/2017	164
121,413	Swiss Franc	125,557	Royal Bank of Canada	8/2/2017	6
289,915	Swiss Franc	301,279	Royal Bank of Canada	8/2/2017	(1,455)
2,974,290	Swiss Franc	3,105,011	Royal Bank of Canada	8/2/2017	(29,061)
8,312,255	Swiss Franc	8,580,835	Societe Generale	8/2/2017	15,530
8,312,255	Swiss Franc	8,679,756	Societe Generale	8/2/2017	(83,391)
7,685,212	Swiss Franc	7,780,208	State Street Bank and Trust Company	8/2/2017	167,681
412,482	Swiss Franc	410,593	State Street Bank and Trust Company	8/2/2017	15,987
108,762	Swiss Franc	108,604	State Street Bank and Trust Company	8/2/2017	3,876
441,678	Swiss Franc	452,929	State Street Bank and Trust Company	8/2/2017	3,846
125,574	Swiss Franc	129,431	State Street Bank and Trust Company	8/2/2017	435
66,644	Swiss Franc	69,017	State Street Bank and Trust Company	8/2/2017	(95)
110,745	Swiss Franc	115,221	State Street Bank and Trust Company	8/2/2017	(691)
339,525	Swiss Franc	352,314	State Street Bank and Trust Company	8/2/2017	(1,185)
133,647	Swiss Franc	140,168	State Street Bank and Trust Company	8/2/2017	(1,953)
628,256	Swiss Franc	652,494	State Street Bank and Trust Company	8/2/2017	(2,765)
73,951	Swiss Franc	78,428	Royal Bank of Canada	10/25/2017	(1,387)
912,501	Swiss Franc	947,584	State Street Bank and Trust Company	10/25/2017	3,044
269,307	Swiss Franc	279,176	State Street Bank and Trust Company	10/25/2017	1,384
8,761,690	Swiss Franc	9,212,068	State Street Bank and Trust Company	10/25/2017	(84,289)
Total					$7,102,323

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

244,664	Australian Dollar	$195,328	Citibank, N.A.	8/2/2017	$(404)
704,039	Australian Dollar	562,070	Citibank, N.A.	8/2/2017	(1,162)
120,697	Australian Dollar	91,822	Citibank, N.A.	8/2/2017	(4,736)
828,006	Australian Dollar	655,532	Citibank, N.A.	8/2/2017	(6,872)
47,114	Australian Dollar	37,613	Goldman Sachs International	8/2/2017	(78)
145,544	Australian Dollar	116,195	Goldman Sachs International	8/2/2017	(240)
47,114	Australian Dollar	37,267	Goldman Sachs International	8/2/2017	(424)
145,544	Australian Dollar	115,125	Goldman Sachs International	8/2/2017	(1,310)
966,779	Australian Dollar	771,828	Goldman Sachs International	8/2/2017	(1,595)
594,271	Australian Dollar	470,068	Goldman Sachs International	8/2/2017	(5,348)
156,194	Australian Dollar	116,202	Goldman Sachs International	8/2/2017	(8,753)
216,314	Australian Dollar	159,869	Goldman Sachs International	8/2/2017	(13,182)
45,830	Australian Dollar	36,588	Royal Bank of Canada	8/2/2017	(76)
137,643	Australian Dollar	109,887	Royal Bank of Canada	8/2/2017	(227)
45,830	Australian Dollar	36,265	Royal Bank of Canada	8/2/2017	(399)
254,875	Australian Dollar	203,479	Royal Bank of Canada	8/2/2017	(421)
257,691	Australian Dollar	205,728	Royal Bank of Canada	8/2/2017	(425)
494,076	Australian Dollar	394,446	Royal Bank of Canada	8/2/2017	(815)
496,276	Australian Dollar	396,202	Royal Bank of Canada	8/2/2017	(819)
86,291	Australian Dollar	63,848	Royal Bank of Canada	8/2/2017	(5,184)
284,342	Australian Dollar	222,224	Royal Bank of Canada	8/2/2017	(5,250)
173,884	Australian Dollar	131,903	Royal Bank of Canada	8/2/2017	(7,204)
458,114	Australian Dollar	345,642	Royal Bank of Canada	8/2/2017	(20,850)
637,930	Australian Dollar	483,737	Royal Bank of Canada	8/2/2017	(26,607)
99,640	Australian Dollar	79,548	Societe Generale	8/2/2017	(164)
797,251	Australian Dollar	636,485	Societe Generale	8/2/2017	(1,315)
99,640	Australian Dollar	73,467	Societe Generale	8/2/2017	(6,245)
797,251	Australian Dollar	631,231	Societe Generale	8/2/2017	(6,569)
189,545	Australian Dollar	150,628	State Street Bank and Trust Company	8/2/2017	(1,008)
272,867	Australian Dollar	215,963	State Street Bank and Trust Company	8/2/2017	(2,330)
374,720	Australian Dollar	297,321	State Street Bank and Trust Company	8/2/2017	(2,455)
85,237	Australian Dollar	65,167	State Street Bank and Trust Company	8/2/2017	(3,023)
90,010	Australian Dollar	67,845	State Street Bank and Trust Company	8/2/2017	(4,163)
96,122	Australian Dollar	71,443	State Street Bank and Trust Company	8/2/2017	(5,455)
138,918	Australian Dollar	103,652	State Street Bank and Trust Company	8/2/2017	(7,482)
290,531	Australian Dollar	220,729	State Street Bank and Trust Company	8/2/2017	(11,696)
292,578	Australian Dollar	214,746	State Street Bank and Trust Company	8/2/2017	(19,316)
530,918	Australian Dollar	395,537	State Street Bank and Trust Company	8/2/2017	(29,198)
951,779	Australian Dollar	717,137	State Street Bank and Trust Company	8/2/2017	(44,286)
873,984	Australian Dollar	642,326	State Street Bank and Trust Company	8/2/2017	(56,861)
3,057,455	Australian Dollar	2,261,921	State Street Bank and Trust Company	8/2/2017	(184,043)
494,076	Australian Dollar	390,523	Royal Bank of Canada	10/25/2017	(3,756)
99,640	Australian Dollar	78,807	Societe Generale	10/25/2017	(707)
2,522,830	Australian Dollar	2,007,466	State Street Bank and Trust Company	10/25/2017	(5,785)
2,019,662	Australian Dollar	1,595,311	State Street Bank and Trust Company	10/25/2017	(16,406)
84,577	Canadian Dollar	61,731	Citibank, N.A.	8/2/2017	(6,109)
471,676	Canadian Dollar	356,811	Citibank, N.A.	8/2/2017	(21,520)
501,572	Canadian Dollar	367,156	Citibank, N.A.	8/2/2017	(35,154)
1,100,001	Canadian Dollar	801,826	Citibank, N.A.	8/2/2017	(80,484)
87,438	Canadian Dollar	64,136	Goldman Sachs International	8/2/2017	(5,998)
1,977,084	Canadian Dollar	1,446,972	Goldman Sachs International	8/2/2017	(138,846)
20,909	Canadian Dollar	16,723	Royal Bank of Canada	8/2/2017	(48)
846,175	Canadian Dollar	676,778	Royal Bank of Canada	8/2/2017	(1,939)
184,840	Canadian Dollar	143,665	Royal Bank of Canada	8/2/2017	(4,595)
351,560	Canadian Dollar	271,896	Royal Bank of Canada	8/2/2017	(10,090)
497,413	Canadian Dollar	384,749	Royal Bank of Canada	8/2/2017	(14,226)
446,343	Canadian Dollar	334,815	Royal Bank of Canada	8/2/2017	(23,196)
15,002,999	Canadian Dollar	10,982,478	Royal Bank of Canada	8/2/2017	(1,051,415)
45,677	Canadian Dollar	33,329	Societe Generale	8/2/2017	(3,309)
17,255,286	Canadian Dollar	13,797,165	Societe Generale	8/2/2017	(43,287)
179,998	Canadian Dollar	142,734	State Street Bank and Trust Company	8/2/2017	(1,642)
78,906	Canadian Dollar	61,089	State Street Bank and Trust Company	8/2/2017	(2,202)
541,883	Canadian Dollar	428,502	State Street Bank and Trust Company	8/2/2017	(6,142)
153,009	Canadian Dollar	113,452	State Street Bank and Trust Company	8/2/2017	(9,276)
165,269	Canadian Dollar	120,458	State Street Bank and Trust Company	8/2/2017	(12,105)
206,979	Canadian Dollar	151,274	State Street Bank and Trust Company	8/2/2017	(14,744)
524,795	Canadian Dollar	405,031	State Street Bank and Trust Company	8/2/2017	(15,906)
371,725	Canadian Dollar	281,547	State Street Bank and Trust Company	8/2/2017	(16,613)
318,443	Canadian Dollar	232,257	State Street Bank and Trust Company	8/2/2017	(23,166)
765,189	Canadian Dollar	589,591	State Street Bank and Trust Company	8/2/2017	(24,166)
821,414	Canadian Dollar	600,398	State Street Bank and Trust Company	8/2/2017	(58,457)
1,996,824	Canadian Dollar	1,598,905	Citibank, N.A.	10/25/2017	(1,536)
2,064,522	Canadian Dollar	1,650,865	Goldman Sachs International	10/25/2017	(3,835)
15,650,162	Canadian Dollar	12,530,254	Royal Bank of Canada	10/25/2017	(13,240)
45,677	Canadian Dollar	36,563	Societe Generale	10/25/2017	(47)
821,414	Canadian Dollar	657,531	State Street Bank and Trust Company	10/25/2017	(827)
1,007,217	Czech Koruna	45,023	Goldman Sachs International	8/2/2017	(690)
54,248,549	Czech Koruna	2,453,453	Goldman Sachs International	8/2/2017	(8,663)
53,241,332	Czech Koruna	2,196,243	Goldman Sachs International	8/2/2017	(220,160)
1,027,186	Czech Koruna	43,843	State Street Bank and Trust Company	8/2/2017	(2,777)
1,027,186	Czech Koruna	46,170	State Street Bank and Trust Company	10/25/2017	(690)
60,284	Euro	71,075	Citibank, N.A.	8/2/2017	(289)
198,921	Euro	234,528	Citibank, N.A.	8/2/2017	(955)
292,026	Euro	344,299	Citibank, N.A.	8/2/2017	(1,402)
124,662	Euro	142,422	Citibank, N.A.	8/2/2017	(5,153)
1,076,000	Euro	1,268,604	Citibank, N.A.	8/2/2017	(5,165)
60,284	Euro	66,133	Citibank, N.A.	8/2/2017	(5,231)
366,285	Euro	426,462	Citibank, N.A.	8/2/2017	(7,146)
1,076,000	Euro	1,181,609	Citibank, N.A.	8/2/2017	(92,160)
59,069	Euro	69,642	Goldman Sachs International	8/2/2017	(284)
83,596	Euro	98,560	Goldman Sachs International	8/2/2017	(401)
16,214	Euro	17,747	Goldman Sachs International	8/2/2017	(1,447)
361,688	Euro	426,430	Goldman Sachs International	8/2/2017	(1,736)
638,553	Euro	752,854	Goldman Sachs International	8/2/2017	(3,065)
189,522	Euro	216,051	Goldman Sachs International	8/2/2017	(8,306)
2,365,553	Euro	2,788,987	Goldman Sachs International	8/2/2017	(11,356)
638,553	Euro	743,467	Goldman Sachs International	8/2/2017	(12,452)
183,638	Euro	203,586	Goldman Sachs International	8/2/2017	(13,805)
228,474	Euro	256,275	Goldman Sachs International	8/2/2017	(14,193)
3,487,972	Euro	4,112,319	Goldman Sachs International	8/2/2017	(16,744)
3,492,588	Euro	4,117,761	Goldman Sachs International	8/2/2017	(16,766)
256,655	Euro	280,919	Goldman Sachs International	8/2/2017	(22,910)
3,185,509	Euro	3,708,888	Goldman Sachs International	8/2/2017	(62,119)
2,318,696	Euro	2,547,783	Goldman Sachs International	8/2/2017	(197,090)
3,471,758	Euro	3,815,792	Goldman Sachs International	8/2/2017	(294,077)
46,714	Euro	55,076	Royal Bank of Canada	8/2/2017	(224)
49,029	Euro	57,805	Royal Bank of Canada	8/2/2017	(235)
49,263	Euro	58,081	Royal Bank of Canada	8/2/2017	(236)
56,610	Euro	66,743	Royal Bank of Canada	8/2/2017	(272)
72,805	Euro	85,837	Royal Bank of Canada	8/2/2017	(349)
82,686	Euro	97,487	Royal Bank of Canada	8/2/2017	(397)
101,590	Euro	119,775	Royal Bank of Canada	8/2/2017	(488)
120,936	Euro	142,584	Royal Bank of Canada	8/2/2017	(581)
124,925	Euro	147,287	Royal Bank of Canada	8/2/2017	(600)
15,237	Euro	17,397	Royal Bank of Canada	8/2/2017	(641)
174,126	Euro	205,295	Royal Bank of Canada	8/2/2017	(836)
15,845	Euro	17,732	Royal Bank of Canada	8/2/2017	(1,026)
303,726	Euro	358,093	Royal Bank of Canada	8/2/2017	(1,458)
45,020	Euro	51,340	Royal Bank of Canada	8/2/2017	(1,955)
70,000	Euro	80,734	Royal Bank of Canada	8/2/2017	(2,132)
53,447	Euro	61,030	Royal Bank of Canada	8/2/2017	(2,241)
563,989	Euro	664,943	Royal Bank of Canada	8/2/2017	(2,707)
41,687	Euro	46,429	Royal Bank of Canada	8/2/2017	(2,920)
85,079	Euro	97,658	Royal Bank of Canada	8/2/2017	(3,059)
49,263	Euro	54,146	Royal Bank of Canada	8/2/2017	(4,171)
63,419	Euro	70,838	Royal Bank of Canada	8/2/2017	(4,238)
299,137	Euro	348,195	Royal Bank of Canada	8/2/2017	(5,923)
123,854	Euro	139,758	Royal Bank of Canada	8/2/2017	(6,860)
93,843	Euro	103,145	Royal Bank of Canada	8/2/2017	(7,946)
290,808	Euro	333,289	Royal Bank of Canada	8/2/2017	(10,969)
333,089	Euro	381,714	Royal Bank of Canada	8/2/2017	(12,597)
348,623	Euro	398,400	Royal Bank of Canada	8/2/2017	(14,300)
3,368,445	Euro	3,971,397	Royal Bank of Canada	8/2/2017	(16,170)
3,186,493	Euro	3,501,334	Royal Bank of Canada	8/2/2017	(270,837)
457,702	Euro	539,631	Societe Generale	8/2/2017	(2,197)
565,832	Euro	667,116	Societe Generale	8/2/2017	(2,716)
2,478,623	Euro	2,922,297	Societe Generale	8/2/2017	(11,898)
457,702	Euro	502,284	Societe Generale	8/2/2017	(39,543)
565,832	Euro	620,947	Societe Generale	8/2/2017	(48,885)
2,478,623	Euro	2,720,053	Societe Generale	8/2/2017	(214,142)
17,920	Euro	20,650	State Street Bank and Trust Company	8/2/2017	(564)
18,743	Euro	21,159	State Street Bank and Trust Company	8/2/2017	(1,029)
16,533	Euro	18,247	State Street Bank and Trust Company	8/2/2017	(1,324)
38,175	Euro	43,454	State Street Bank and Trust Company	8/2/2017	(1,737)
34,782	Euro	39,234	State Street Bank and Trust Company	8/2/2017	(1,941)
52,585	Euro	60,299	State Street Bank and Trust Company	8/2/2017	(1,951)
53,209	Euro	60,695	State Street Bank and Trust Company	8/2/2017	(2,294)
38,008	Euro	41,652	State Street Bank and Trust Company	8/2/2017	(3,341)
62,673	Euro	70,368	State Street Bank and Trust Company	8/2/2017	(3,825)
57,164	Euro	62,411	State Street Bank and Trust Company	8/2/2017	(5,260)
68,731	Euro	75,858	State Street Bank and Trust Company	8/2/2017	(5,505)
92,855	Euro	104,149	State Street Bank and Trust Company	8/2/2017	(5,772)
127,755	Euro	145,422	State Street Bank and Trust Company	8/2/2017	(5,814)
133,853	Euro	151,813	State Street Bank and Trust Company	8/2/2017	(6,642)
170,999	Euro	194,979	State Street Bank and Trust Company	8/2/2017	(7,450)
192,061	Euro	219,511	State Street Bank and Trust Company	8/2/2017	(7,851)
160,649	Euro	179,639	State Street Bank and Trust Company	8/2/2017	(10,538)
188,365	Euro	211,784	State Street Bank and Trust Company	8/2/2017	(11,202)
359,442	Euro	414,199	State Street Bank and Trust Company	8/2/2017	(11,308)
355,697	Euro	406,665	State Street Bank and Trust Company	8/2/2017	(14,409)
180,841	Euro	199,319	State Street Bank and Trust Company	8/2/2017	(14,760)
422,622	Euro	480,068	State Street Bank and Trust Company	8/2/2017	(20,232)
259,733	Euro	283,572	State Street Bank and Trust Company	8/2/2017	(23,900)
355,141	Euro	389,245	State Street Bank and Trust Company	8/2/2017	(31,171)
559,608	Euro	624,948	State Street Bank and Trust Company	8/2/2017	(37,516)
4,373,837	Euro	5,018,366	State Street Bank and Trust Company	8/2/2017	(159,384)
2,019,899	Euro	2,221,263	State Street Bank and Trust Company	8/2/2017	(169,895)
5,998,285	Euro	6,596,254	State Street Bank and Trust Company	8/2/2017	(504,518)
60,284	Euro	70,510	Citibank, N.A.	10/25/2017	(1,087)
1,076,000	Euro	1,258,526	Citibank, N.A.	10/25/2017	(19,401)
2,365,553	Euro	2,766,703	Goldman Sachs International	10/25/2017	(42,779)
3,487,972	Euro	4,079,462	Goldman Sachs International	10/25/2017	(63,077)
49,263	Euro	57,604	Royal Bank of Canada	10/25/2017	(904)
124,925	Euro	146,076	Royal Bank of Canada	10/25/2017	(2,293)
3,368,445	Euro	3,938,756	Royal Bank of Canada	10/25/2017	(61,825)
457,702	Euro	535,445	Societe Generale	10/25/2017	(8,151)
565,832	Euro	661,941	Societe Generale	10/25/2017	(10,077)
2,478,623	Euro	2,899,630	Societe Generale	10/25/2017	(44,142)
50,042	Euro	59,415	State Street Bank and Trust Company	10/25/2017	(19)
28,800	Euro	33,664	State Street Bank and Trust Company	10/25/2017	(540)
146,361	Euro	171,981	State Street Bank and Trust Company	10/25/2017	(1,846)
116,026	Euro	135,629	State Street Bank and Trust Company	10/25/2017	(2,171)
195,693	Euro	228,755	State Street Bank and Trust Company	10/25/2017	(3,662)
2,836,533	Euro	3,314,687	State Street Bank and Trust Company	10/25/2017	(54,162)
10,459,475	Euro	12,222,629	State Street Bank and Trust Company	10/25/2017	(199,716)
12,012,545	Japanese Yen	108,883	Citibank, N.A.	8/2/2017	(79)
17,174,737	Japanese Yen	155,435	Citibank, N.A.	8/2/2017	(352)
52,671,287	Japanese Yen	476,685	Citibank, N.A.	8/2/2017	(1,081)
90,290,552	Japanese Yen	817,146	Citibank, N.A.	8/2/2017	(1,853)
54,402,083	Japanese Yen	490,738	Citibank, N.A.	8/2/2017	(2,727)
46,977,059	Japanese Yen	421,381	Citibank, N.A.	8/2/2017	(4,735)
46,744,889	Japanese Yen	418,261	Citibank, N.A.	8/2/2017	(5,748)
4,169,417	Japanese Yen	37,734	Goldman Sachs International	8/2/2017	(86)
21,373,658	Japanese Yen	193,436	Goldman Sachs International	8/2/2017	(439)
4,169,417	Japanese Yen	37,290	Goldman Sachs International	8/2/2017	(529)
28,265,254	Japanese Yen	255,806	Goldman Sachs International	8/2/2017	(580)
34,803,756	Japanese Yen	314,980	Goldman Sachs International	8/2/2017	(714)
25,048,946	Japanese Yen	223,336	Goldman Sachs International	8/2/2017	(3,875)
59,393,722	Japanese Yen	531,202	Goldman Sachs International	8/2/2017	(7,541)
32,241,147	Japanese Yen	294,311	Royal Bank of Canada	8/2/2017	1,861
8,014,389	Japanese Yen	72,532	Royal Bank of Canada	8/2/2017	(164)
15,810,579	Japanese Yen	143,089	Royal Bank of Canada	8/2/2017	(324)
8,677,233	Japanese Yen	77,887	Royal Bank of Canada	8/2/2017	(822)
42,449,334	Japanese Yen	384,174	Royal Bank of Canada	8/2/2017	(871)
47,914,438	Japanese Yen	433,634	Royal Bank of Canada	8/2/2017	(983)
48,794,331	Japanese Yen	441,598	Royal Bank of Canada	8/2/2017	(1,001)
110,362,059	Japanese Yen	998,797	Royal Bank of Canada	8/2/2017	(2,265)
111,221,892	Japanese Yen	1,006,579	Royal Bank of Canada	8/2/2017	(2,283)
221,100,223	Japanese Yen	2,000,998	Royal Bank of Canada	8/2/2017	(4,538)
110,362,059	Japanese Yen	987,403	Royal Bank of Canada	8/2/2017	(13,659)
454,386,806	Japanese Yen	4,065,374	Royal Bank of Canada	8/2/2017	(56,236)
76,098,071	Japanese Yen	688,701	Societe Generale	8/2/2017	(1,562)
275,597,827	Japanese Yen	2,494,211	Societe Generale	8/2/2017	(5,656)
76,098,071	Japanese Yen	680,912	Societe Generale	8/2/2017	(9,351)
275,597,827	Japanese Yen	2,450,564	Societe Generale	8/2/2017	(49,302)
17,240,218	Japanese Yen	158,007	State Street Bank and Trust Company	8/2/2017	1,626
15,296,905	Japanese Yen	139,615	State Street Bank and Trust Company	8/2/2017	861
21,935,614	Japanese Yen	199,685	State Street Bank and Trust Company	8/2/2017	713
57,162,790	Japanese Yen	518,742	State Street Bank and Trust Company	8/2/2017	235
17,979,533	Japanese Yen	162,716	State Street Bank and Trust Company	8/2/2017	(371)
12,117,545	Japanese Yen	109,443	State Street Bank and Trust Company	8/2/2017	(472)
16,030,795	Japanese Yen	144,783	State Street Bank and Trust Company	8/2/2017	(628)
14,777,330	Japanese Yen	133,201	State Street Bank and Trust Company	8/2/2017	(840)
19,097,214	Japanese Yen	171,741	State Street Bank and Trust Company	8/2/2017	(1,485)
75,888,575	Japanese Yen	674,296	State Street Bank and Trust Company	8/2/2017	(14,067)
192,047,414	Japanese Yen	1,711,569	State Street Bank and Trust Company	8/2/2017	(30,437)
275,597,827	Japanese Yen	2,475,615	Societe Generale	10/25/2017	(30,761)
124,702,509	Japanese Yen	1,131,171	State Street Bank and Trust Company	10/25/2017	(2,914)
114,253,003	Japanese Yen	1,032,388	State Street Bank and Trust Company	10/25/2017	(6,666)
192,047,414	Japanese Yen	1,723,805	State Street Bank and Trust Company	10/25/2017	(22,736)
4,045,461	Mexican Peso	227,900	Goldman Sachs International	8/2/2017	659
212,518	Mexican Peso	11,906	Goldman Sachs International	8/2/2017	(31)
4,045,461	Mexican Peso	226,647	Goldman Sachs International	8/2/2017	(594)
4,210,042	Mexican Peso	235,868	Goldman Sachs International	8/2/2017	(618)
5,743,596	Mexican Peso	321,785	Goldman Sachs International	8/2/2017	(843)
16,611,217	Mexican Peso	930,645	Goldman Sachs International	8/2/2017	(2,439)
20,821,259	Mexican Peso	1,080,019	Goldman Sachs International	8/2/2017	(89,550)
17,332,764	Mexican Peso	977,926	Royal Bank of Canada	8/2/2017	4,312
12,960,932	Mexican Peso	731,265	Royal Bank of Canada	8/2/2017	3,225
12,960,932	Mexican Peso	726,137	Royal Bank of Canada	8/2/2017	(1,903)
17,332,764	Mexican Peso	971,069	Royal Bank of Canada	8/2/2017	(2,545)
965,668	Mexican Peso	50,259	Royal Bank of Canada	8/2/2017	(3,984)
4,036,479	Mexican Peso	226,144	Societe Generale	8/2/2017	(593)
4,036,479	Mexican Peso	208,352	Societe Generale	8/2/2017	(18,385)
4,990,446	Mexican Peso	259,458	State Street Bank and Trust Company	8/2/2017	(20,864)
13,287,303	Mexican Peso	690,820	State Street Bank and Trust Company	8/2/2017	(55,553)
16,611,217	Mexican Peso	923,045	Goldman Sachs International	10/25/2017	5,262
4,045,461	Mexican Peso	224,797	Goldman Sachs International	10/25/2017	1,281
4,036,479	Mexican Peso	224,686	Societe Generale	10/25/2017	1,667
13,287,303	Mexican Peso	738,049	State Street Bank and Trust Company	10/25/2017	3,914
670,441	New Zealand Dollar	502,663	Citibank, N.A.	8/2/2017	(838)
233,072	New Zealand Dollar	169,888	Citibank, N.A.	8/2/2017	(5,149)
437,369	New Zealand Dollar	302,834	Citibank, N.A.	8/2/2017	(25,630)
38,088	New Zealand Dollar	28,556	Goldman Sachs International	8/2/2017	(48)
311,956	New Zealand Dollar	233,889	Goldman Sachs International	8/2/2017	(390)
326,982	New Zealand Dollar	245,155	Goldman Sachs International	8/2/2017	(409)
441,188	New Zealand Dollar	330,781	Goldman Sachs International	8/2/2017	(551)
686,829	New Zealand Dollar	514,950	Goldman Sachs International	8/2/2017	(859)
38,088	New Zealand Dollar	26,324	Goldman Sachs International	8/2/2017	(2,280)
451,170	New Zealand Dollar	327,676	Goldman Sachs International	8/2/2017	(11,153)
1,315,785	New Zealand Dollar	933,931	Goldman Sachs International	8/2/2017	(54,223)
76,796	New Zealand Dollar	57,578	Royal Bank of Canada	8/2/2017	(96)
158,182	New Zealand Dollar	118,597	Royal Bank of Canada	8/2/2017	(198)
254,882	New Zealand Dollar	191,098	Royal Bank of Canada	8/2/2017	(319)
603,804	New Zealand Dollar	452,702	Royal Bank of Canada	8/2/2017	(755)
655,279	New Zealand Dollar	491,295	Royal Bank of Canada	8/2/2017	(819)
1,964,680	New Zealand Dollar	1,473,019	Royal Bank of Canada	8/2/2017	(2,456)
91,005	New Zealand Dollar	64,514	Royal Bank of Canada	8/2/2017	(3,831)
168,307	New Zealand Dollar	121,591	Royal Bank of Canada	8/2/2017	(4,808)
6,744,559	New Zealand Dollar	5,056,733	Royal Bank of Canada	8/2/2017	(8,430)
384,556	New Zealand Dollar	279,651	Royal Bank of Canada	8/2/2017	(9,150)
158,182	New Zealand Dollar	109,496	Royal Bank of Canada	8/2/2017	(9,299)
504,489	New Zealand Dollar	359,767	Royal Bank of Canada	8/2/2017	(19,104)
1,097,280	New Zealand Dollar	803,327	Royal Bank of Canada	8/2/2017	(20,730)
738,526	New Zealand Dollar	532,513	Royal Bank of Canada	8/2/2017	(22,120)
5,351,157	New Zealand Dollar	3,975,375	Royal Bank of Canada	8/2/2017	(43,344)
1,964,680	New Zealand Dollar	1,356,464	Royal Bank of Canada	8/2/2017	(119,010)
133,774	New Zealand Dollar	100,297	Societe Generale	8/2/2017	(167)
2,427,553	New Zealand Dollar	1,820,058	Societe Generale	8/2/2017	(3,034)
133,774	New Zealand Dollar	92,186	Societe Generale	8/2/2017	(8,278)
7,587,999	New Zealand Dollar	5,689,102	Societe Generale	8/2/2017	(9,485)
2,427,553	New Zealand Dollar	1,803,429	Societe Generale	8/2/2017	(19,663)
7,587,999	New Zealand Dollar	5,229,042	Societe Generale	8/2/2017	(469,545)
209,228	New Zealand Dollar	152,558	State Street Bank and Trust Company	8/2/2017	(4,572)
143,913	New Zealand Dollar	103,417	State Street Bank and Trust Company	8/2/2017	(4,661)
149,132	New Zealand Dollar	104,653	State Street Bank and Trust Company	8/2/2017	(7,345)
168,185	New Zealand Dollar	116,255	State Street Bank and Trust Company	8/2/2017	(10,052)
174,830	New Zealand Dollar	119,235	State Street Bank and Trust Company	8/2/2017	(12,062)
529,720	New Zealand Dollar	381,796	State Street Bank and Trust Company	8/2/2017	(16,024)
678,481	New Zealand Dollar	492,444	State Street Bank and Trust Company	8/2/2017	(17,096)
612,812	New Zealand Dollar	439,236	State Street Bank and Trust Company	8/2/2017	(20,986)
365,232	New Zealand Dollar	251,123	State Street Bank and Trust Company	8/2/2017	(23,167)
816,802	New Zealand Dollar	589,102	State Street Bank and Trust Company	8/2/2017	(24,316)
435,462	New Zealand Dollar	301,708	State Street Bank and Trust Company	8/2/2017	(25,324)
629,317	New Zealand Dollar	434,421	State Street Bank and Trust Company	8/2/2017	(38,196)
670,441	New Zealand Dollar	496,964	Citibank, N.A.	10/25/2017	(5,046)
38,088	New Zealand Dollar	28,249	Goldman Sachs International	10/25/2017	(271)
311,956	New Zealand Dollar	231,368	Goldman Sachs International	10/25/2017	(2,217)
133,725	New Zealand Dollar	99,267	Royal Bank of Canada	10/25/2017	(863)
158,182	New Zealand Dollar	117,341	Royal Bank of Canada	10/25/2017	(1,102)
1,964,680	New Zealand Dollar	1,457,419	Royal Bank of Canada	10/25/2017	(13,686)
133,774	New Zealand Dollar	99,227	Societe Generale	10/25/2017	(940)
7,587,999	New Zealand Dollar	5,628,398	Societe Generale	10/25/2017	(53,312)
659,084	New Zealand Dollar	492,494	State Street Bank and Trust Company	10/25/2017	(1,012)
168,185	New Zealand Dollar	124,681	State Street Bank and Trust Company	10/25/2017	(1,252)
358,495	New Zealand Dollar	265,780	State Street Bank and Trust Company	10/25/2017	(2,652)
904,673	New Zealand Dollar	670,661	State Street Bank and Trust Company	10/25/2017	(6,736)
1,242,634	Norwegian Krone	157,268	Citibank, N.A.	8/2/2017	(771)
1,242,634	Norwegian Krone	144,097	Citibank, N.A.	8/2/2017	(13,942)
4,970,991	Norwegian Krone	629,128	Goldman Sachs International	8/2/2017	(3,084)
9,891,718	Norwegian Krone	1,251,894	Goldman Sachs International	8/2/2017	(6,138)
3,718,962	Norwegian Krone	437,306	Goldman Sachs International	8/2/2017	(35,673)
11,143,747	Norwegian Krone	1,292,793	Goldman Sachs International	8/2/2017	(124,473)
475,970	Norwegian Krone	60,239	Royal Bank of Canada	8/2/2017	(295)
1,304,696	Norwegian Krone	165,122	Royal Bank of Canada	8/2/2017	(810)
1,511,101	Norwegian Krone	191,245	Royal Bank of Canada	8/2/2017	(938)
2,167,683	Norwegian Krone	274,342	Royal Bank of Canada	8/2/2017	(1,345)
5,018,745	Norwegian Krone	635,172	Royal Bank of Canada	8/2/2017	(3,114)
5,325,903	Norwegian Krone	674,045	Royal Bank of Canada	8/2/2017	(3,305)
863,710	Norwegian Krone	106,076	Royal Bank of Canada	8/2/2017	(3,771)
1,345,388	Norwegian Krone	161,310	Royal Bank of Canada	8/2/2017	(9,797)
1,374,715	Norwegian Krone	161,400	Royal Bank of Canada	8/2/2017	(13,437)
9,348,412	Norwegian Krone	1,170,893	Royal Bank of Canada	8/2/2017	(18,041)
2,871,873	Norwegian Krone	335,891	Royal Bank of Canada	8/2/2017	(29,354)
27,419,673	Norwegian Krone	3,470,230	Societe Generale	8/2/2017	(17,014)
27,419,673	Norwegian Krone	3,435,713	Societe Generale	8/2/2017	(51,530)
853,522	Norwegian Krone	105,823	State Street Bank and Trust Company	8/2/2017	(2,728)
547,195	Norwegian Krone	66,239	State Street Bank and Trust Company	8/2/2017	(3,353)
407,593	Norwegian Krone	48,171	State Street Bank and Trust Company	8/2/2017	(3,666)
503,244	Norwegian Krone	59,395	State Street Bank and Trust Company	8/2/2017	(4,607)
458,994	Norwegian Krone	52,970	State Street Bank and Trust Company	8/2/2017	(5,405)
735,063	Norwegian Krone	86,832	State Street Bank and Trust Company	8/2/2017	(6,654)
1,045,465	Norwegian Krone	125,452	State Street Bank and Trust Company	8/2/2017	(7,511)
1,014,063	Norwegian Krone	120,533	State Street Bank and Trust Company	8/2/2017	(8,436)
1,452,820	Norwegian Krone	173,368	State Street Bank and Trust Company	8/2/2017	(11,402)
1,290,011	Norwegian Krone	152,036	State Street Bank and Trust Company	8/2/2017	(12,028)
1,361,965	Norwegian Krone	160,555	State Street Bank and Trust Company	8/2/2017	(12,660)
1,623,252	Norwegian Krone	192,930	State Street Bank and Trust Company	8/2/2017	(13,516)
4,472,321	Norwegian Krone	520,677	State Street Bank and Trust Company	8/2/2017	(48,114)
4,485,447	Norwegian Krone	520,239	State Street Bank and Trust Company	8/2/2017	(50,222)
1,242,634	Norwegian Krone	156,016	Citibank, N.A.	10/25/2017	(1,722)
9,891,718	Norwegian Krone	1,242,109	Goldman Sachs International	10/25/2017	(13,530)
2,249,952	Norwegian Krone	281,216	Royal Bank of Canada	10/25/2017	(4,389)
3,760,668	Norwegian Krone	474,663	State Street Bank and Trust Company	10/25/2017	(2,710)
4,487,333	Norwegian Krone	565,024	State Street Bank and Trust Company	10/25/2017	(4,591)
4,883,712	Norwegian Krone	611,868	State Street Bank and Trust Company	10/25/2017	(8,062)
23,000	Pound Sterling	30,322	Citibank, N.A.	8/2/2017	(24)
214,991	Pound Sterling	283,433	Citibank, N.A.	8/2/2017	(226)
224,651	Pound Sterling	296,169	Citibank, N.A.	8/2/2017	(236)
235,947	Pound Sterling	311,061	Citibank, N.A.	8/2/2017	(248)
368,500	Pound Sterling	485,812	Citibank, N.A.	8/2/2017	(387)
23,000	Pound Sterling	29,816	Citibank, N.A.	8/2/2017	(530)
55,162	Pound Sterling	71,214	Citibank, N.A.	8/2/2017	(1,567)
988,927	Pound Sterling	1,290,253	Citibank, N.A.	8/2/2017	(14,538)
151,870	Pound Sterling	200,218	Goldman Sachs International	8/2/2017	(160)
877,325	Pound Sterling	1,156,621	Goldman Sachs International	8/2/2017	(922)
1,270,740	Pound Sterling	1,675,280	Goldman Sachs International	8/2/2017	(1,335)
1,430,770	Pound Sterling	1,886,256	Goldman Sachs International	8/2/2017	(1,503)
185,072	Pound Sterling	239,532	Goldman Sachs International	8/2/2017	(4,652)
844,123	Pound Sterling	1,101,749	Goldman Sachs International	8/2/2017	(11,987)
1,270,740	Pound Sterling	1,649,916	Goldman Sachs International	8/2/2017	(26,699)
1,430,770	Pound Sterling	1,858,427	Goldman Sachs International	8/2/2017	(29,331)
92,679	Pound Sterling	122,183	Royal Bank of Canada	8/2/2017	(97)
161,555	Pound Sterling	212,986	Royal Bank of Canada	8/2/2017	(170)
200,417	Pound Sterling	264,220	Royal Bank of Canada	8/2/2017	(211)
212,619	Pound Sterling	280,306	Royal Bank of Canada	8/2/2017	(223)
284,864	Pound Sterling	375,550	Royal Bank of Canada	8/2/2017	(299)
16,081	Pound Sterling	20,476	Royal Bank of Canada	8/2/2017	(741)
99,233	Pound Sterling	129,732	Royal Bank of Canada	8/2/2017	(1,196)
46,729	Pound Sterling	60,432	Royal Bank of Canada	8/2/2017	(1,222)
1,451,639	Pound Sterling	1,913,768	Royal Bank of Canada	8/2/2017	(1,525)
1,708,520	Pound Sterling	2,252,427	Royal Bank of Canada	8/2/2017	(1,795)
200,417	Pound Sterling	261,224	Royal Bank of Canada	8/2/2017	(3,207)
257,013	Pound Sterling	332,766	Royal Bank of Canada	8/2/2017	(6,337)
492,439	Pound Sterling	639,700	Royal Bank of Canada	8/2/2017	(10,024)
1,200,000	Pound Sterling	1,570,350	Royal Bank of Canada	8/2/2017	(12,931)
1,800,381	Pound Sterling	2,346,617	Royal Bank of Canada	8/2/2017	(28,807)
53,034	Pound Sterling	69,917	Societe Generale	8/2/2017	(56)
364,434	Pound Sterling	480,452	Societe Generale	8/2/2017	(383)
557,770	Pound Sterling	735,336	Societe Generale	8/2/2017	(586)
53,034	Pound Sterling	69,187	Societe Generale	8/2/2017	(786)
364,434	Pound Sterling	472,658	Societe Generale	8/2/2017	(8,176)
557,770	Pound Sterling	723,408	Societe Generale	8/2/2017	(12,514)
13,240	Pound Sterling	17,157	State Street Bank and Trust Company	8/2/2017	(312)
23,706	Pound Sterling	30,671	State Street Bank and Trust Company	8/2/2017	(607)
46,074	Pound Sterling	59,314	State Street Bank and Trust Company	8/2/2017	(1,476)
146,319	Pound Sterling	190,698	State Street Bank and Trust Company	8/2/2017	(2,356)
254,361	Pound Sterling	332,134	State Street Bank and Trust Company	8/2/2017	(3,470)
144,743	Pound Sterling	187,340	State Street Bank and Trust Company	8/2/2017	(3,634)
318,854	Pound Sterling	416,758	State Street Bank and Trust Company	8/2/2017	(3,938)
277,820	Pound Sterling	361,023	State Street Bank and Trust Company	8/2/2017	(5,533)
205,327	Pound Sterling	264,751	State Street Bank and Trust Company	8/2/2017	(6,158)
330,820	Pound Sterling	428,455	State Street Bank and Trust Company	8/2/2017	(8,029)
253,966	Pound Sterling	321,981	State Street Bank and Trust Company	8/2/2017	(13,102)
2,745,346	Pound Sterling	3,567,536	State Street Bank and Trust Company	8/2/2017	(54,675)
23,000	Pound Sterling	30,093	Citibank, N.A.	10/25/2017	(335)
1,270,740	Pound Sterling	1,663,221	Goldman Sachs International	10/25/2017	(17,883)
1,430,770	Pound Sterling	1,872,678	Goldman Sachs International	10/25/2017	(20,135)
1,708,520	Pound Sterling	2,233,189	Royal Bank of Canada	10/25/2017	(27,068)
364,434	Pound Sterling	476,774	Societe Generale	10/25/2017	(5,347)
557,770	Pound Sterling	729,708	Societe Generale	10/25/2017	(8,184)
3,126	Pound Sterling	4,081	State Street Bank and Trust Company	10/25/2017	(54)
17,053	Pound Sterling	22,354	State Street Bank and Trust Company	10/25/2017	(206)
50,574	Pound Sterling	66,226	State Street Bank and Trust Company	10/25/2017	(680)
135,000	Pound Sterling	177,282	State Street Bank and Trust Company	10/25/2017	(1,313)
288,793	Pound Sterling	378,561	State Street Bank and Trust Company	10/25/2017	(3,492)
272,500	Pound Sterling	355,844	State Street Bank and Trust Company	10/25/2017	(4,655)
326,742	Pound Sterling	426,676	State Street Bank and Trust Company	10/25/2017	(5,582)
2,083,291	Pound Sterling	2,720,466	State Street Bank and Trust Company	10/25/2017	(35,588)
554,070	South African Rand	42,499	Goldman Sachs International	8/2/2017	456
554,070	South African Rand	41,995	Goldman Sachs International	8/2/2017	(48)
17,096,354	South African Rand	1,309,062	Royal Bank of Canada	8/2/2017	11,796
3,430,650	South African Rand	262,322	Royal Bank of Canada	8/2/2017	2,005
20,527,004	South African Rand	1,555,813	Royal Bank of Canada	8/2/2017	(1,771)
31,044,447	South African Rand	2,352,966	Royal Bank of Canada	8/2/2017	(2,678)
31,044,447	South African Rand	2,260,589	Royal Bank of Canada	8/2/2017	(95,055)
524,838	South African Rand	40,200	State Street Bank and Trust Company	8/2/2017	376
452,179	South African Rand	32,916	State Street Bank and Trust Company	8/2/2017	(1,395)
31,044,447	South African Rand	2,344,747	Royal Bank of Canada	10/25/2017	29,105
977,017	South African Rand	73,772	State Street Bank and Trust Company	10/25/2017	895
544,536,857	South Korean Won	485,370	Goldman Sachs International	8/2/2017	(1,236)
544,536,857	South Korean Won	478,251	Goldman Sachs International	8/2/2017	(8,355)
190,106,833	South Korean Won	169,451	Royal Bank of Canada	8/2/2017	(432)
190,106,833	South Korean Won	168,344	Royal Bank of Canada	8/2/2017	(1,538)
544,536,857	South Korean Won	486,545	Goldman Sachs International	10/25/2017	(506)
190,106,833	South Korean Won	169,875	Royal Bank of Canada	10/25/2017	(163)
4,317,162	Swedish Krona	533,704	Citibank, N.A.	8/2/2017	(1,008)
1,912,332	Swedish Krona	232,749	Citibank, N.A.	8/2/2017	(4,108)
2,404,830	Swedish Krona	282,830	Citibank, N.A.	8/2/2017	(15,026)
472,703	Swedish Krona	58,437	Goldman Sachs International	8/2/2017	(110)
1,678,324	Swedish Krona	207,481	Goldman Sachs International	8/2/2017	(392)
2,246,619	Swedish Krona	277,736	Goldman Sachs International	8/2/2017	(525)
4,361,572	Swedish Krona	539,195	Goldman Sachs International	8/2/2017	(1,018)
270,769	Swedish Krona	30,790	Goldman Sachs International	8/2/2017	(2,747)
472,703	Swedish Krona	53,777	Goldman Sachs International	8/2/2017	(4,770)
8,015,746	Swedish Krona	975,425	Goldman Sachs International	8/2/2017	(17,385)
343,270	Swedish Krona	42,436	Royal Bank of Canada	8/2/2017	(80)
1,460,594	Swedish Krona	180,564	Royal Bank of Canada	8/2/2017	(341)
2,928,350	Swedish Krona	362,014	Royal Bank of Canada	8/2/2017	(684)
343,270	Swedish Krona	41,739	Royal Bank of Canada	8/2/2017	(778)
806,416	Swedish Krona	95,816	Royal Bank of Canada	8/2/2017	(4,064)
829,083	Swedish Krona	95,668	Royal Bank of Canada	8/2/2017	(7,020)
31,621,572	Swedish Krona	3,909,182	Royal Bank of Canada	8/2/2017	(7,384)
2,110,182	Swedish Krona	253,380	Royal Bank of Canada	8/2/2017	(7,982)
2,480,466	Swedish Krona	293,661	Royal Bank of Canada	8/2/2017	(13,563)
5,677,911	Swedish Krona	673,720	Royal Bank of Canada	8/2/2017	(29,531)
24,106,458	Swedish Krona	2,931,126	Royal Bank of Canada	8/2/2017	(54,638)
15,705	Swedish Krona	1,942	Societe Generale	8/2/2017	(4)
15,705	Swedish Krona	1,784	Societe Generale	8/2/2017	(161)
24,853,945	Swedish Krona	3,072,542	Societe Generale	8/2/2017	(5,803)
24,853,945	Swedish Krona	2,823,632	Societe Generale	8/2/2017	(254,714)
742,279	Swedish Krona	87,957	State Street Bank and Trust Company	8/2/2017	(3,980)
1,082,007	Swedish Krona	128,744	State Street Bank and Trust Company	8/2/2017	(5,271)
736,531	Swedish Krona	84,709	State Street Bank and Trust Company	8/2/2017	(6,516)
832,938	Swedish Krona	96,610	State Street Bank and Trust Company	8/2/2017	(6,556)
828,549	Swedish Krona	95,906	State Street Bank and Trust Company	8/2/2017	(6,716)
1,307,554	Swedish Krona	152,003	State Street Bank and Trust Company	8/2/2017	(9,947)
1,064,569	Swedish Krona	121,184	State Street Bank and Trust Company	8/2/2017	(10,670)
2,118,940	Swedish Krona	250,526	State Street Bank and Trust Company	8/2/2017	(11,921)
1,638,971	Swedish Krona	187,999	State Street Bank and Trust Company	8/2/2017	(15,000)
1,769,664	Swedish Krona	203,164	State Street Bank and Trust Company	8/2/2017	(16,022)
3,860,616	Swedish Krona	453,520	State Street Bank and Trust Company	8/2/2017	(24,646)
4,277,441	Swedish Krona	484,054	State Street Bank and Trust Company	8/2/2017	(45,739)
4,905,797	Swedish Krona	561,216	State Street Bank and Trust Company	8/2/2017	(46,403)
472,703	Swedish Krona	57,794	Goldman Sachs International	10/25/2017	(1,024)
15,705	Swedish Krona	1,920	Societe Generale	10/25/2017	(34)
24,853,945	Swedish Krona	3,038,640	Societe Generale	10/25/2017	(53,892)
847,509	Swedish Krona	104,192	State Street Bank and Trust Company	10/25/2017	(1,262)
13,599,197	Swedish Krona	1,660,322	State Street Bank and Trust Company	10/25/2017	(31,802)
140,395	Swiss Franc	146,756	Citibank, N.A.	8/2/2017	1,562
564,892	Swiss Franc	583,144	Citibank, N.A.	8/2/2017	(1,055)
424,497	Swiss Franc	429,501	Citibank, N.A.	8/2/2017	(9,505)
66,356	Swiss Franc	68,500	Goldman Sachs International	8/2/2017	(124)
175,662	Swiss Franc	181,338	Goldman Sachs International	8/2/2017	(328)
691,995	Swiss Franc	714,354	Goldman Sachs International	8/2/2017	(1,293)
433,258	Swiss Franc	446,081	Goldman Sachs International	8/2/2017	(1,986)
500,755	Swiss Franc	506,424	Goldman Sachs International	8/2/2017	(11,446)
986,203	Swiss Franc	1,022,883	Royal Bank of Canada	8/2/2017	2,971
87,726	Swiss Franc	90,898	Royal Bank of Canada	8/2/2017	174
121,413	Swiss Franc	125,336	Royal Bank of Canada	8/2/2017	(227)
289,915	Swiss Franc	299,283	Royal Bank of Canada	8/2/2017	(542)
2,974,290	Swiss Franc	3,070,393	Royal Bank of Canada	8/2/2017	(5,557)
2,311,689	Swiss Franc	2,338,287	Royal Bank of Canada	8/2/2017	(52,415)
8,312,255	Swiss Franc	8,580,835	Societe Generale	8/2/2017	(15,530)
8,312,255	Swiss Franc	8,369,755	Societe Generale	8/2/2017	(226,610)
94,201	Swiss Franc	98,735	State Street Bank and Trust Company	8/2/2017	1,314
125,601	Swiss Franc	130,627	State Street Bank and Trust Company	8/2/2017	733
89,376	Swiss Franc	92,619	State Street Bank and Trust Company	8/2/2017	188
83,172	Swiss Franc	85,971	State Street Bank and Trust Company	8/2/2017	(44)
67,423	Swiss Franc	69,557	State Street Bank and Trust Company	8/2/2017	(170)
473,573	Swiss Franc	480,873	State Street Bank and Trust Company	8/2/2017	(8,887)
357,489	Swiss Franc	357,782	State Street Bank and Trust Company	8/2/2017	(11,925)
564,892	Swiss Franc	592,838	Citibank, N.A.	10/25/2017	4,344
691,995	Swiss Franc	726,001	Goldman Sachs International	10/25/2017	5,092
2,974,290	Swiss Franc	3,121,749	Royal Bank of Canada	10/25/2017	23,185
8,312,255	Swiss Franc	8,726,639	Societe Generale	10/25/2017	67,074
94,251	Swiss Franc	100,071	State Street Bank and Trust Company	10/25/2017	1,882
Total					$(9,131,297)

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Credit default swap contracts ("credit default swaps")

At July 31, 2017, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate (b)	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	ITRAXX.XO.26.V1	EUR 12,000,000	5.00%	12/20/2021	$(1,288,496)	$(431,391)	$(79,663)	$(1,799,550)
ICE Clear Credit LLC	ITRAXX.XO.25.V1	EUR 4,800,000	5.00%	6/20/2021	(251,094)	(416,780)	(31,948)	(699,822)
ICE Clear Credit LLC	CDX.EM.26.V1	$3,100,000	1.00%	12/20/2021	168,324	(73,290)	(3,617)	91,417
ICE Clear Credit LLC	CDX.EM.27.V1	15,000,000	1.00%	6/20/2022	635,048	(31,523)	(17,500)	586,025
Total					$(736,218)	$(952,984)	$(132,728)	$(1,821,930)

(a)	The notional amount is stated in the currency in which the contract is denominated. EUR = Euro
(b)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

Interest rate swap contracts ("interest rate swaps")

At July 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount(a)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)
LCH.Clearnet Limited	SEK 85,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	(0.17%)	12/23/2019	$11,058
LCH.Clearnet Limited	SEK 30,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	(0.0125%)	7/18/2020	232
Total						$11,290

(a)	Notional amount is stated in the currency in which the swap is denominated. SEK = Swedish Krona
(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of July 31, 2017.

At July 31, 2017, the Fund had $1,017,909 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Loan Assignments(a)	$—	$2,504	$—	$2,504
U.S. Treasury Obligations	—	14,353	—	14,353
Mortgage-Backed Securities(a)	—	3,395	—	3,395
Corporate Bonds(a)	—	35,747	—	35,747
Asset-Backed Securities	—	7,785	—	7,785
Foreign Government Securities	—	10,098	—	10,098
Short-Term Investment	—	11,768	—	11,768
Total Investments	$—	$85,650	$—	$85,650

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$197	$—	$—	$197
Liabilities	(112)	—	—	(112)
Forward Contracts(a)
Assets	—	7,567	—	7,567
Liabilities	—	(9,596)	—	(9,596)
Swaps
Assets	—	689	—	689
Liabilities	—	(2,500)	—	(2,500)
Total	$85	$(3,840)	$—	$(3,755)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

July 31, 2017
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Core Plus Fund (“Core Plus”), Neuberger Berman Emerging Markets Debt Fund (“Emerging Markets Debt”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund (“Municipal High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund (“Unconstrained Bond”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities for long positions is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##  At July 31, 2017, selected Fund information on a U.S. federal income tax basis was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$388,880	$4,222	$2,572	$1,650
Core Plus	13,429	20	18	2
Emerging Markets Debt	198,399	6,602	3,488	3,114
Floating Rate Income	414,409	3,210	2,419	791
High Income	3,005,888	161,672	26,924	134,748
Municipal High Income	92,543	1,467	986	481
Municipal Intermediate Bond	210,294	6,231	682	5,549
New York Municipal Income	58,437	2,235	109	2,126
Short Duration	121,823	115	329	(214)
Short Duration High Income	116,133	2,227	480	1,747
Strategic Income	3,008,103	81,212	33,714	47,498
Unconstrained Bond	82,768	3,327	445	2,882

#
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2017, the value of unfunded loan commitments was approximately $57,000 for Floating Rate pursuant to the following loan agreement:

(000’s omitted) Borrower	Principal Amount	Value
Tricorbraun, First Lien Term Loan DD, 3.75%, due 10/31/23	$57	$57

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 29, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: September 29, 2017